UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:      12/31/2020

  Date of reporting period:      6/30/2020

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2020

Welcome to the MML Series Investment Fund Semiannual Report, covering the six months ended June 30, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down only 3%, despite being down nearly 20% in the first quarter of 2020.

•	The COVID-19 pandemic escalated quickly during the period, shuttering businesses, driving unemployment to record levels, curtailing economic activity and causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and unprecedented fiscal stimulus from Congress. Further market increases came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

•	Developed-market foreign stocks and emerging market stocks also responded well to their own countries’ monetary and fiscal stimulus and progress in restarting economic activity, though trailed U.S. stock returns for the six-month period.

•	U.S. bonds ended the period up over 6%, benefiting from falling interest rates and investors seeking safer investments in light of projections for a global economic downturn.

Market Commentary

For the six months ended June 30, 2020, global stock investors experienced negative returns. U.S. stocks rose steadily through the middle of February, buoyed by low interest rates and expectations for strong economic growth and rising corporate earnings. With the onset of the COVID-19 pandemic, businesses shuttered, unemployment propelled to record levels, and economic activity curtailed causing U.S. stocks to fall sharply from the middle of February to late March. Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Fed and unprecedented fiscal stimulus from Congress. Further gains came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500®* Index gaining or losing three percent of its value on 19 different days during the quarter. The Volatility Index (the VIX) achieved an all-time high of 82.69 on March 16th before receding in response to emergency interest rate cuts by the Fed, an unprecedented fiscal stimulus package from Congress and signs of increasing economic activity.

The end result was that the broad market S&P 500 delivered a loss of only 3.08% for the period. The technology-heavy NASDAQ Composite Index, which benefited considerably as companies shifted to a more technology heavy work from home model, gained 12.67%. Conversely, the more economically sensitive Dow Jones Industrial Average lost 8.43% for the period. Small-cap stocks also underperformed their larger peers while value stocks significantly underperformed their growth peers.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

The market sell-off and subsequent recovery affected sectors differently. The information technology and consumer discretionary sectors fared best as these sectors benefited from the shift to working from home and the increase in online shopping. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $39.27 per barrel, down 36% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 11.34% for the six-month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders and following up with massive amounts of monetary and fiscal stimulus. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared only slightly better than the MSCI EAFE® Index, falling 9.78% for the period, buoyed by strong performance of Chinese stocks.

In these unprecedented times, the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point, citing that the “coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These were the first emergency interest rate cuts since 2008. Congress also played its part, delivering roughly $2.5 trillion in coronavirus response bills intended to keep businesses and individuals afloat during these challenging times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period mired in a global pandemic and global recession. Bond yields fell sharply during the period, with the 10-year U.S. Treasury bond reaching a low of 0.54% in early March and ending the period only slightly higher at 0.66%. Since falling yields generally drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.14%. High-yield corporate bonds did not fare as well, in light of concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate High Yield Index, which tracks below investment-grade corporate bonds, ended the period down 3.80%, especially in the retail and energy sectors.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Allocation Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include other, non-affiliated mutual funds. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy stated below.

•	MML Conservative Allocation Fund: Approximately 35% to 45% in equity funds and 55% to 65% in fixed income funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 45% to 55% in equity funds and 45% to 55% in fixed income funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 55% to 65% in equity funds and 35% to 45% in fixed income funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 70% to 80% in equity funds and 20% to 30% in fixed income funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 85% to 95% in equity funds and 5% to 15% in fixed income funds, including money market funds.

3

MML Allocation Series – Portfolio Summaries (Unaudited) (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Fixed Income Funds	59.2%
Equity Funds	40.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Fixed Income Funds	51.0%
Equity Funds	49.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Equity Funds	61.0%
Fixed Income Funds	39.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Equity Funds	74.1%
Fixed Income Funds	26.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Equity Funds	88.7%
Fixed Income Funds	11.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML American Funds Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with growth of capital through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Growth Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/20

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML American Funds International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that Capital Research believes have the potential for growth. The Master International Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/20

Mutual Funds	100.2%

Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

6

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/20

Equity Funds	65.7%
Fixed Income Funds	34.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 40.9%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	18,329	$1,524,266
Invesco Oppenheimer V.I. Global Fund, Series I	84,526	3,531,486
Invesco Oppenheimer V.I. International Growth Fund, Series I	414,216	973,408
Invesco Oppenheimer V.I. Main Street Fund, Series I	16,449	457,269
MML Blue Chip Growth Fund, Initial Class (a)	673,975	12,327,008
MML Equity Income Fund, Initial Class (a)	1,409,081	12,780,365
MML Equity Index Fund, Class III (a)	28,792	902,929
MML Focused Equity Fund, Class II (a)	2,771,436	17,654,045
MML Foreign Fund, Initial Class (a)	909,970	7,853,042
MML Fundamental Equity Fund, Class II (a)	1,132,830	11,282,990
MML Fundamental Value Fund, Class II (a)	1,094,970	11,924,223
MML Global Fund, Class I (a)	1,956,544	23,028,523
MML Income & Growth Fund, Initial Class (a)	1,395,833	11,264,370
MML International Equity Fund, Class II (a)	940,228	7,343,178
MML Large Cap Growth Fund, Initial Class (a)	375,495	4,569,775
MML Mid Cap Growth Fund, Initial Class (a)	824,209	13,014,260
MML Mid Cap Value Fund, Initial Class (a)	1,280,568	11,345,836
MML Small Cap Growth Equity Fund, Initial Class (a)	134,332	1,788,318
MML Small Company Value Fund, Class II (a)	281,807	3,429,586
MML Small/Mid Cap Value Fund, Initial Class (a)	287,353	2,468,364
MML Strategic Emerging Markets Fund, Class II (a)	130,034	1,503,194

		160,966,435

Fixed Income Funds — 59.2%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,227,463	10,535,902
MML Dynamic Bond Fund, Class II (a)	4,971,662	50,561,800
MML High Yield Fund, Class II (a)	1,123,235	10,052,951
MML Inflation-Protected and Income Fund, Initial Class (a)	1,417,574	15,253,097

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	6,031,231	$77,977,458
MML Short-Duration Bond Fund, Class II (a)	2,313,681	21,771,738
MML Total Return Bond Fund, Class II (a)	4,096,071	46,695,210

		232,848,156

TOTAL MUTUAL FUNDS (Cost $395,209,063)		393,814,591

TOTAL LONG-TERM INVESTMENTS (Cost $395,209,063)		393,814,591

TOTAL INVESTMENTS — 100.1% (Cost $395,209,063) (b)		393,814,591

Other Assets/(Liabilities) — (0.1)%		(307,402)

NET ASSETS — 100.0%		$393,507,189

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.1%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	30,959	$2,574,520
Invesco Oppenheimer V.I. Global Fund, Series I	133,472	5,576,460
Invesco Oppenheimer V.I. International Growth Fund, Series I	897,657	2,109,493
Invesco Oppenheimer V.I. Main Street Fund, Series I	28,713	798,235
MML Blue Chip Growth Fund, Initial Class (a)	1,156,722	21,156,451
MML Equity Income Fund, Initial Class (a)	2,033,947	18,447,900
MML Equity Index Fund, Class III (a)	39,172	1,228,448
MML Focused Equity Fund, Class II (a)	3,729,670	23,757,995
MML Foreign Fund, Initial Class (a)	1,408,542	12,155,719
MML Fundamental Equity Fund, Class II (a)	2,010,523	20,024,807
MML Fundamental Value Fund, Class II (a)	1,406,797	15,320,022
MML Global Fund, Class I (a)	2,178,394	25,639,699
MML Income & Growth Fund, Initial Class (a)	2,129,235	17,182,923
MML International Equity Fund, Class II (a)	1,688,183	13,184,709
MML Large Cap Growth Fund, Initial Class (a)	758,362	9,229,268
MML Mid Cap Growth Fund, Initial Class (a)	1,311,523	20,708,953
MML Mid Cap Value Fund, Initial Class (a)	1,978,219	17,527,016
MML Small Cap Growth Equity Fund, Initial Class (a)	202,505	2,695,892
MML Small Company Value Fund, Class II (a)	412,067	5,014,856
MML Small/Mid Cap Value Fund, Initial Class (a)	474,355	4,074,712
MML Strategic Emerging Markets Fund, Class II (a)	378,483	4,375,265

		242,783,343

Fixed Income Funds — 51.0%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,115,774	10,007,612
MML Dynamic Bond Fund, Class II (a)	5,600,938	56,961,540
MML High Yield Fund, Class II (a)	1,263,293	11,306,470
MML Inflation-Protected and Income Fund, Initial Class (a)	1,479,884	15,923,555

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	6,725,348	$86,951,654
MML Short-Duration Bond Fund, Class II (a)	2,582,718	24,303,375
MML Total Return Bond Fund, Class II (a)	4,103,159	46,776,013

		252,230,219

TOTAL MUTUAL FUNDS (Cost $500,283,761)		495,013,562

TOTAL LONG-TERM INVESTMENTS (Cost $500,283,761)		495,013,562

TOTAL INVESTMENTS — 100.1% (Cost $500,283,761) (b)		495,013,562

Other Assets/(Liabilities) — (0.1)%		(373,444)

NET ASSETS — 100.0%		$494,640,118

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.0%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	121,761	$10,125,655
Invesco Oppenheimer V.I. Global Fund, Series I	710,203	29,672,296
Invesco Oppenheimer V.I. International Growth Fund, Series I	1,638,866	3,851,335
Invesco Oppenheimer V.I. Main Street Fund, Series I	70,457	1,958,693
MML Blue Chip Growth Fund, Initial Class (a)	4,692,255	85,821,343
MML Equity Income Fund, Initial Class (a)	9,122,793	82,743,727
MML Equity Index Fund, Class III (a)	178,779	5,606,517
MML Focused Equity Fund, Class II (a)	19,638,224	125,095,486
MML Foreign Fund, Initial Class (a)	7,102,531	61,294,846
MML Fundamental Equity Fund, Class II (a)	6,318,396	62,931,223
MML Fundamental Value Fund, Class II (a)	7,135,383	77,704,325
MML Global Fund, Class I (a)	13,373,994	157,411,910
MML Income & Growth Fund, Initial Class (a)	10,164,085	82,024,169
MML International Equity Fund, Class II (a)	7,797,789	60,900,736
MML Large Cap Growth Fund, Initial Class (a)	2,639,697	32,125,113
MML Mid Cap Growth Fund, Initial Class (a)	5,938,497	93,768,861
MML Mid Cap Value Fund, Initial Class (a)	8,284,762	73,402,995
MML Small Cap Growth Equity Fund, Initial Class (a)	1,057,144	14,073,447
MML Small Company Value Fund, Class II (a)	2,092,809	25,469,485
MML Small/Mid Cap Value Fund, Initial Class (a)	2,556,446	21,959,869
MML Strategic Emerging Markets Fund, Class II (a)	4,240,778	49,023,392

		1,156,965,423

Fixed Income Funds — 39.1%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	4,953,334	23,429,269
MML Dynamic Bond Fund, Class II (a)	16,419,993	166,991,330

	Number of Shares	Value
MML High Yield Fund, Class II (a)	3,478,278	$31,130,592
MML Inflation-Protected and Income Fund, Initial Class (a)	4,712,546	50,706,997
MML Managed Bond Fund, Initial Class (a)	19,545,748	252,705,907
MML Short-Duration Bond Fund, Class II (a)	7,216,943	67,911,432
MML Total Return Bond Fund, Class II (a)	12,989,586	148,081,277

		740,956,804

TOTAL MUTUAL FUNDS (Cost $1,957,625,540)		1,897,922,227

TOTAL LONG-TERM INVESTMENTS (Cost $1,957,625,540)		1,897,922,227

TOTAL INVESTMENTS — 100.1% (Cost $1,957,625,540) (b)		1,897,922,227

Other Assets/(Liabilities) — (0.1)%		(1,427,411)

NET ASSETS — 100.0%		$1,896,494,816

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.1%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	118,415	$9,847,353
Invesco Oppenheimer V.I. Global Fund, Series I	606,880	25,355,436
Invesco Oppenheimer V.I. International Growth Fund, Series I	3,329,695	7,824,784
Invesco Oppenheimer V.I. Main Street Fund, Series I	76,832	2,135,937
MML Blue Chip Growth Fund, Initial Class (a)	4,564,861	83,491,305
MML Equity Income Fund, Initial Class (a)	7,811,940	70,854,300
MML Equity Index Fund, Class III (a)	151,399	4,747,876
MML Focused Equity Fund, Class II (a)	15,683,079	99,901,216
MML Foreign Fund, Initial Class (a)	6,065,644	52,346,505
MML Fundamental Equity Fund, Class II (a)	5,579,084	55,567,678
MML Fundamental Value Fund, Class II (a)	5,994,082	65,275,555
MML Global Fund, Class I (a)	11,483,353	135,159,067
MML Income & Growth Fund, Initial Class (a)	8,395,274	67,749,865
MML International Equity Fund, Class II (a)	7,301,012	57,020,905
MML Large Cap Growth Fund, Initial Class (a)	2,612,382	31,792,688
MML Mid Cap Growth Fund, Initial Class (a)	5,436,653	85,844,747
MML Mid Cap Value Fund, Initial Class (a)	7,562,497	67,003,725
MML Small Cap Growth Equity Fund, Initial Class (a)	1,008,321	13,423,481
MML Small Company Value Fund, Class II (a)	1,971,698	23,995,565
MML Small/Mid Cap Value Fund, Initial Class (a)	2,128,393	18,282,895
MML Strategic Emerging Markets Fund, Class II (a)	4,289,720	49,589,167

		1,027,210,050

Fixed Income Funds — 26.0%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	3,252,412	15,383,910
MML Dynamic Bond Fund, Class II (a)	6,370,030	64,783,201

	Number of Shares	Value
MML High Yield Fund, Class II (a)	2,122,996	$19,000,811
MML Inflation-Protected and Income Fund, Initial Class (a)	4,843,406	52,115,050
MML Managed Bond Fund, Initial Class (a)	8,447,941	109,222,967
MML Short-Duration Bond Fund, Class II (a)	4,200,970	39,531,126
MML Total Return Bond Fund, Class II (a)	5,222,527	59,536,813

		359,573,878

TOTAL MUTUAL FUNDS (Cost $1,435,888,715)		1,386,783,928

TOTAL LONG-TERM INVESTMENTS (Cost $1,435,888,715)		1,386,783,928

TOTAL INVESTMENTS — 100.1% (Cost $1,435,888,715) (b)		1,386,783,928

Other Assets/(Liabilities) — (0.1)%		(898,236)

NET ASSETS — 100.0%		$1,385,885,692

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.7%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	18,483	$1,537,080
Invesco Oppenheimer V.I. Global Fund, Series I	92,225	3,853,180
Invesco Oppenheimer V.I. International Growth Fund, Series I	393,144	923,888
Invesco Oppenheimer V.I. Main Street Fund, Series I	10,679	296,868
MML Blue Chip Growth Fund, Initial Class (a)	528,403	9,664,499
MML Equity Income Fund, Initial Class (a)	901,002	8,172,090
MML Equity Index Fund, Class III (a)	19,790	620,625
MML Focused Equity Fund, Class II (a)	1,955,568	12,456,968
MML Foreign Fund, Initial Class (a)	760,347	6,561,793
MML Fundamental Equity Fund, Class II (a)	711,545	7,086,989
MML Fundamental Value Fund, Class II (a)	728,166	7,929,723
MML Global Fund, Class I (a)	1,403,930	16,524,257
MML Income & Growth Fund, Initial Class (a)	1,038,076	8,377,271
MML International Equity Fund, Class II (a)	917,683	7,167,104
MML Large Cap Growth Fund, Initial Class (a)	283,322	3,448,026
MML Mid Cap Growth Fund, Initial Class (a)	665,846	10,513,712
MML Mid Cap Value Fund, Initial Class (a)	828,105	7,337,009
MML Small Cap Growth Equity Fund, Initial Class (a)	133,716	1,780,124
MML Small Company Value Fund, Class II (a)	255,662	3,111,401
MML Small/Mid Cap Value Fund, Initial Class (a)	233,770	2,008,083
MML Strategic Emerging Markets Fund, Class II (a)	674,148	7,793,150

		127,163,840

Fixed Income Funds — 11.4%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	257,142	1,216,282
MML Dynamic Bond Fund, Class II (a)	190,665	1,939,067
MML High Yield Fund, Class II (a)	178,580	1,598,288
MML Inflation-Protected and Income Fund, Initial Class (a)	290,689	3,127,817

	Number of Shares	Value
MML Managed Bond Fund, Initial Class (a)	312,081	$4,034,872
MML Short-Duration Bond Fund, Class II (a)	288,112	2,711,131
MML Total Return Bond Fund, Class II (a)	147,828	1,685,236

		16,312,693

TOTAL MUTUAL FUNDS (Cost $150,826,382)		143,476,533

TOTAL LONG-TERM INVESTMENTS (Cost $150,826,382)		143,476,533

TOTAL INVESTMENTS — 100.1% (Cost $150,826,382) (b)		143,476,533

Other Assets/(Liabilities) — (0.1)%		(105,435)

NET ASSETS — 100.0%		$143,371,098

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,364,044	$209,454,260

TOTAL MUTUAL FUNDS (Cost $171,702,854)		209,454,260

TOTAL LONG-TERM INVESTMENTS (Cost $171,702,854)		209,454,260

TOTAL INVESTMENTS — 100.1% (Cost $171,702,854) (a)		209,454,260

Other Assets/(Liabilities) — (0.1)%		(239,722)

NET ASSETS — 100.0%		$209,214,538

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	3,004,292	$55,519,314

TOTAL MUTUAL FUNDS (Cost $57,614,274)		55,519,314

TOTAL LONG-TERM INVESTMENTS (Cost $57,614,274)		55,519,314

TOTAL INVESTMENTS — 100.2% (Cost $57,614,274) (a)		55,519,314

Other Assets/(Liabilities) — (0.2)%		(87,216)

NET ASSETS — 100.0%		$55,432,098

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 65.7%
American Funds Blue Chip Income and Growth Fund, Class 1	20,328,716	$248,823,486
American Funds Growth-Income Fund, Class 1	5,249,967	248,848,431
American Funds International Fund, Class 1	6,048,991	111,785,353

		609,457,270

Fixed Income Funds — 34.4%
American Funds Bond Fund, Class 1	27,188,465	319,192,583

TOTAL MUTUAL FUNDS (Cost $913,946,748)		928,649,853

TOTAL LONG-TERM INVESTMENTS (Cost $913,946,748)		928,649,853

TOTAL INVESTMENTS — 100.1% (Cost $913,946,748) (a)		928,649,853

Other Assets/(Liabilities) — (0.1)%		(1,065,195)

NET ASSETS — 100.0%		$927,584,658

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value—unaffiliated issuers (Note 2) (a)	$17,022,331	$21,066,320
Investments, at value—affiliated issuers (Notes 2 & 7) (b)	376,792,260	473,947,242

Total investments	393,814,591	495,013,562

Receivables from:
Investments sold
Regular delivery	175,571	132,186
Fund shares sold	13,523	6,503

Total assets	394,003,685	495,152,251

Liabilities:
Payables for:
Investments purchased
Regular delivery	-	-
Fund shares repurchased	186,377	135,261
Trustees’ fees and expenses (Note 3)	50,029	61,705
Affiliates (Note 3):
Investment advisory fees	34,322	43,402
Administration fees	-	-
Service fees	183,321	226,197
Accrued expense and other liabilities	42,447	45,568

Total liabilities	496,496	512,133

Net assets	$393,507,189	$494,640,118

Net assets consist of:
Paid-in capital	$384,941,974	$483,417,811
Accumulated Gain (Loss)	8,565,215	11,222,307

Net assets	$393,507,189	$494,640,118

(a) Cost of investments — unaffiliated issuers:	$17,179,495	$20,833,602
(b) Cost of investments — affiliated issuers:	$378,029,568	$479,450,159

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$69,037,248	$60,547,420	$7,827,298	$209,454,260	$55,519,314	$928,649,853
1,828,884,979	1,326,236,508	135,649,235	-	-	-

1,897,922,227	1,386,783,928	143,476,533	209,454,260	55,519,314	928,649,853

125,468	80,440	93,191	3,975,617	-	-
149,077	1,412	39,998	333,799	132,172	385,645

1,898,196,772	1,386,865,780	143,609,722	213,763,676	55,651,486	929,035,498

-	-	-	-	126,842	334,152
261,465	72,383	132,208	4,308,036	4,951	45,093
231,291	184,583	14,358	15,227	6,522	94,115

166,578	121,740	12,666	27,349	7,327	159,055
-	-	-	45,581	12,211	203,802
934,901	517,201	48,783	120,330	32,491	556,468
107,721	84,181	30,609	32,615	29,044	58,155

1,701,956	980,088	238,624	4,549,138	219,388	1,450,840

$1,896,494,816	$1,385,885,692	$143,371,098	$209,214,538	$55,432,098	$927,584,658

$1,878,023,965	$1,349,231,561	$144,322,409	$141,325,720	$53,486,199	$843,845,466
18,470,851	36,654,131	(951,311)	67,888,818	1,945,899	83,739,192

$1,896,494,816	$1,385,885,692	$143,371,098	$209,214,538	$55,432,098	$927,584,658

$65,184,128	$57,103,343	$7,359,135	$171,702,854	$57,614,274	$913,946,748
$1,892,441,412	$1,378,785,372	$143,467,247	$-	$-	$-

17

MML Series Investment Fund - Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$88,020,185	$118,298,738

Shares outstanding (a)	9,062,318	12,320,279

Net asset value, offering price and redemption price per share	$9.71	$9.60

Service Class shares:
Net assets	$305,487,004	$376,341,380

Shares outstanding (a)	31,838,074	39,627,292

Net asset value, offering price and redemption price per share	$9.60	$9.50

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$338,598,951	$515,821,518	$61,261,087	$-	$-	$-

33,961,171	60,586,643	6,545,880	-	-	-

$9.97	$8.51	$9.36	$-	$-	$-

$1,557,895,865	$870,064,174	$82,110,011	$-	$-	$-

158,346,122	103,284,620	8,929,969	-	-	-

$9.84	$8.42	$9.19	$-	$-	$-

$-	$-	$-	$209,214,538	$55,432,098	$927,584,658

-	-	-	13,069,853	6,150,812	80,921,120

$-	$-	$-	$16.01	$9.01	$11.46

19

MML Series Investment Fund - Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends	$123,050	$208,227

Total investment income	123,050	208,227

Expenses (Note 3):
Investment advisory fees	193,404	246,537
Custody fees	9,288	9,312
Audit fees	16,536	16,643
Legal fees	3,625	5,584
Proxy fees	513	513
Shareholder reporting fees	10,540	12,537
Trustees’ fees	10,411	13,522

	244,317	304,648
Administration fees:
Service Class I	-	-
Distribution and Service fees:
Service Class	373,913	469,519
Service Class I	-	-

Net expenses:	618,230	774,167

Net investment income (loss)	(495,180)	(565,940)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(244,118)	(531,491)
Investment transactions — affiliated issuers (Note 7)	(1,397,494)	(2,680,498)
Realized gain distributions — unaffiliated issuers	-	-

Net realized gain (loss)	(1,641,612)	(3,211,989)

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(853,132)	(1,059,722)
Investment transactions — affiliated issuers (Note 7)	(7,634,699)	(12,499,139)

Net change in unrealized appreciation (depreciation)	(8,487,831)	(13,558,861)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(10,129,443)	(16,770,850)

Net increase (decrease) in net assets resulting from operations	$(10,624,623)	$(17,336,790)

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$821,625	$796,199	$123,852	$587,692	$132,641	$3,979,843

821,625	796,199	123,852	587,692	132,641	3,979,843

954,232	691,025	71,728	144,160	41,203	895,144
9,321	9,095	8,891	–	–	2,441
18,047	17,526	16,307	16,337	16,224	17,041
22,310	16,097	1,617	1,846	620	9,945
513	513	513	513	513	513
38,539	28,940	6,396	7,030	4,847	19,865
53,820	38,992	4,029	4,884	1,554	24,832

1,096,782	802,188	109,481	174,770	64,961	969,781

–	–	–	240,267	68,672	1,145,581

1,960,629	1,085,927	103,752	–	–	–
–	–	–	240,267	68,672	1,145,581

3,057,411	1,888,115	213,233	655,304	202,305	3,260,943

(2,235,786)	(1,091,916)	(89,381)	(67,612)	(69,664)	718,900

(2,057,797)	(1,114,177)	(310,269)	954,926	358,044	(5,586,668)
(14,623,555)	(7,609,808)	(1,529,621)	–	–	–
–	–	–	5,119,609	–	12,841,245

(16,681,352)	(8,723,985)	(1,839,890)	6,074,535	358,044	7,254,577

(3,397,455)	(2,820,219)	(236,487)	15,935,108	(7,415,035)	(31,486,983)
(95,477,323)	(79,535,774)	(11,158,444)	–	–	–

(98,874,778)	(82,355,993)	(11,394,931)	15,935,108	(7,415,035)	(31,486,983)

(115,556,130)	(91,079,978)	(13,234,821)	22,009,643	(7,056,991)	(24,232,406)

$(117,791,916)	$(92,171,894)	$(13,324,202)	$21,942,031	$(7,126,655)	$(23,513,506)

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(495,180)	$9,728,483
Net realized gain (loss)	(1,641,612)	10,627,600
Net change in unrealized appreciation (depreciation)	(8,487,831)	36,659,219

Net increase (decrease) in net assets resulting from operations	(10,624,623)	57,015,302

Distributions to shareholders (Note 2):
Initial Class	-	(5,987,929)
Service Class	-	(19,874,970)

Total distributions	-	(25,862,899)

Net fund share transactions (Note 5):
Initial Class	(4,838,117)	(2,731,337)
Service Class	1,021,946	(17,500,386)

Increase (decrease) in net assets from fund share transactions	(3,816,171)	(20,231,723)

Total increase (decrease) in net assets	(14,440,794)	10,920,680
Net assets
Beginning of period	407,947,983	397,027,303

End of period	$393,507,189	$407,947,983

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$(565,940)	$11,251,106	$(2,235,786)	$38,604,248	$(1,091,916)	$22,650,964
(3,211,989)	16,442,426	(16,681,352)	81,319,671	(8,723,985)	86,057,251
(13,558,861)	53,288,160	(98,874,778)	235,039,836	(82,355,993)	180,346,855

(17,336,790)	80,981,692	(117,791,916)	354,963,755	(92,171,894)	289,055,070

-	(8,806,961)	-	(31,558,407)	-	(58,967,879)
-	(28,322,059)	-	(144,073,299)	-	(99,752,639)

-	(37,129,020)	-	(175,631,706)	-	(158,720,518)

(3,217,536)	(837,627)	(18,794,901)	(2,709,458)	(23,620,995)	(12,292,505)
(19,138,593)	(16,089,521)	(96,610,077)	(86,865,404)	(49,814,669)	(18,633,415)

(22,356,129)	(16,927,148)	(115,404,978)	(89,574,862)	(73,435,664)	(30,925,920)

(39,692,919)	26,925,524	(233,196,894)	89,757,187	(165,607,558)	99,408,632

534,333,037	507,407,513	2,129,691,710	2,039,934,523	1,551,493,250	1,452,084,618

$494,640,118	$534,333,037	$1,896,494,816	$2,129,691,710	$1,385,885,692	$1,551,493,250

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(89,381)	$1,642,529
Net realized gain (loss)	(1,839,890)	8,932,582
Net change in unrealized appreciation (depreciation)	(11,394,931)	21,689,527

Net increase (decrease) in net assets resulting from operations	(13,324,202)	32,264,638

Distributions to shareholders (Note 2):
Initial Class	-	(6,937,589)
Service Class	-	(9,487,948)
Service Class I	-	-

Total distributions	-	(16,425,537)

Net fund share transactions (Note 5):
Initial Class	(1,114,467)	5,117,999
Service Class	(5,586,384)	3,031,713
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(6,700,851)	8,149,712

Total increase (decrease) in net assets	(20,025,053)	23,988,813
Net assets
Beginning of period	163,396,151	139,407,338

End of period	$143,371,098	$163,396,151

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$(67,612)	$570,854	$(69,664)	$587,822	$718,900	$15,031,237
6,074,535	23,576,540	358,044	3,242,397	7,254,577	47,561,727
15,935,108	23,915,036	(7,415,035)	8,463,025	(31,486,983)	101,458,840

21,942,031	48,062,430	(7,126,655)	12,293,244	(23,513,506)	164,051,804

-	-	-	-	-	-
-	-	-	-	-	-
-	(24,103,348)	-	(4,781,345)	-	(93,729,834)

-	(24,103,348)	-	(4,781,345)	-	(93,729,834)

-	-	-	-	-	-
-	-	-	-	-	-
(9,763,186)	10,716,727	(1,384,389)	(281,004)	(50,313,229)	(24,961,620)

(9,763,186)	10,716,727	(1,384,389)	(281,004)	(50,313,229)	(24,961,620)

12,178,845	34,675,809	(8,511,044)	7,230,895	(73,826,735)	45,360,350

197,035,693	162,359,884	63,943,142	56,712,247	1,001,411,393	956,051,043

$209,214,538	$197,035,693	$55,432,098	$63,943,142	$927,584,658	$1,001,411,393

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/20[r]	$9.95	$(0.00)[d]	$(0.24)	$(0.24)	$-	$-	$-	$9.71	(2.41%	)[b]	$88,020	0.13%	[a]	(0.06%	)[a]
12/31/19	9.23	0.25	1.13	1.38	(0.28)	(0.38)	(0.66)	9.95	15.20%		95,290	0.13%		2.55%
12/31/18	10.01	0.22	(0.55)	(0.33)	(0.25)	(0.20)	(0.45)	9.23	(3.50%	)	90,797	0.12%		2.22%
12/31/17	9.63	0.22	0.70	0.92	(0.23)	(0.31)	(0.54)	10.01	9.62%		107,294	0.12%		2.23%
12/31/16	9.83	0.20	0.37	0.57	(0.24)	(0.53)	(0.77)	9.63	5.78%		112,989	0.12%		2.01%
12/31/15	10.94	0.21	(0.25)	(0.04)	(0.32)	(0.75)	(1.07)	9.83	(0.38%	)	117,636	0.12%		1.96%
Service Class
06/30/20[r]	$9.84	$(0.01)	$(0.23)	$(0.24)	$-	$-	$-	$9.60	(2.44%	)[b]	$305,487	0.38%	[a]	(0.31%	)[a]
12/31/19	9.13	0.22	1.12	1.34	(0.25)	(0.38)	(0.63)	9.84	14.93%		312,658	0.38%		2.31%
12/31/18	9.90	0.19	(0.53)	(0.34)	(0.23)	(0.20)	(0.43)	9.13	(3.70%	)	306,230	0.37%		1.94%
12/31/17	9.53	0.20	0.68	0.88	(0.20)	(0.31)	(0.51)	9.90	9.33%		368,843	0.37%		2.00%
12/31/16	9.74	0.18	0.35	0.53	(0.21)	(0.53)	(0.74)	9.53	5.48%		364,364	0.37%		1.80%
12/31/15	10.85	0.19	(0.26)	(0.07)	(0.29)	(0.75)	(1.04)	9.74	(0.63%	)	338,677	0.37%		1.76%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	16%	29%	18%	14%	24%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/20[r]	$9.89	$(0.00)[d]	$(0.29)	$(0.29)	$-	$-	$-	$9.60	(2.93%	)[b]	$118,299	0.12%	[a]	(0.04%	)[a]
12/31/19	9.12	0.23	1.27	1.50	(0.26)	(0.47)	(0.73)	9.89	16.75%		125,465	0.12%		2.32%
12/31/18	10.16	0.20	(0.61)	(0.41)	(0.24)	(0.39)	(0.63)	9.12	(4.47%	)	116,177	0.12%		2.00%
12/31/17	9.70	0.21	0.88	1.09	(0.20)	(0.43)	(0.63)	10.16	11.48%		139,773	0.12%		2.06%
12/31/16	10.05	0.18	0.43	0.61	(0.24)	(0.72)	(0.96)	9.70	6.15%		134,716	0.12%		1.84%
12/31/15	11.23	0.19	(0.23)	(0.04)	(0.31)	(0.83)	(1.14)	10.05	(0.36%	)	144,084	0.12%		1.77%
Service Class
06/30/20[r]	$9.80	$(0.01)	$(0.29)	$(0.30)	$-	$-	$-	$9.50	(3.06%	)[b]	$376,341	0.37%	[a]	(0.29%	)[a]
12/31/19	9.03	0.20	1.27	1.47	(0.23)	(0.47)	(0.70)	9.80	16.61%		408,868	0.37%		2.07%
12/31/18	10.07	0.17	(0.61)	(0.44)	(0.21)	(0.39)	(0.60)	9.03	(4.76%	)	391,230	0.37%		1.76%
12/31/17	9.62	0.18	0.88	1.06	(0.18)	(0.43)	(0.61)	10.07	11.21%		459,581	0.37%		1.82%
12/31/16	9.98	0.16	0.42	0.58	(0.22)	(0.72)	(0.94)	9.62	5.82%		438,996	0.37%		1.62%
12/31/15	11.16	0.17	(0.23)	(0.06)	(0.29)	(0.83)	(1.12)	9.98	(0.61%	)	427,682	0.37%		1.56%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	14%	28%	17%	15%	18%	26%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/20[r]	$10.53	$(0.00)[d]	$(0.56)	$(0.56)	$-	$-	$-	$9.97	(5.32%	)[b]	$338,599	0.11%	[a]	(0.03%	)[a]
12/31/19	9.71	0.21	1.54	1.75	(0.28)	(0.65)	(0.93)	10.53	18.58%		378,044	0.12%		2.05%
12/31/18	11.00	0.19	(0.73)	(0.54)	(0.24)	(0.51)	(0.75)	9.71	(5.48%	)	349,719	0.11%		1.79%
12/31/17	10.38	0.20	1.15	1.35	(0.20)	(0.53)	(0.73)	11.00	13.33%		417,670	0.11%		1.84%
12/31/16	10.66	0.18	0.54	0.72	(0.23)	(0.77)	(1.00)	10.38	6.89%		411,730	0.11%		1.69%
12/31/15	11.83	0.18	(0.26)	(0.08)	(0.28)	(0.81)	(1.09)	10.66	(0.64%	)	416,556	0.11%		1.59%
Service Class
06/30/20[r]	$10.41	$(0.01)	$(0.56)	$(0.57)	$-	$-	$-	$9.84	(5.48%	)[b]	$1,557,896	0.36%	[a]	(0.28%	)[a]
12/31/19	9.60	0.18	1.53	1.71	(0.25)	(0.65)	(0.90)	10.41	18.36%		1,751,648	0.37%		1.78%
12/31/18	10.88	0.16	(0.72)	(0.56)	(0.21)	(0.51)	(0.72)	9.60	(5.70%	)	1,690,215	0.36%		1.54%
12/31/17	10.28	0.17	1.14	1.31	(0.18)	(0.53)	(0.71)	10.88	12.99%		2,047,202	0.36%		1.60%
12/31/16	10.57	0.15	0.53	0.68	(0.20)	(0.77)	(0.97)	10.28	6.59%		1,968,981	0.36%		1.45%
12/31/15	11.74	0.16	(0.26)	(0.10)	(0.26)	(0.81)	(1.07)	10.57	(0.86%	)	1,922,174	0.36%		1.38%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	9%	28%	15%	13%	14%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/20[r]	$9.04	$(0.00)[d]	$(0.53)	$(0.53)	$-	$-	$-	$8.51	(5.86%	)[b]	$515,822	0.12%	[a]	(0.00%	)[a,e]
12/31/19	8.35	0.15	1.55	1.70	(0.22)	(0.79)	(1.01)	9.04	21.21%		573,104	0.12%		1.64%
12/31/18	9.75	0.14	(0.73)	(0.59)	(0.18)	(0.63)	(0.81)	8.35	(6.90%	)	536,767	0.11%		1.47%
12/31/17	9.16	0.15	1.28	1.43	(0.15)	(0.69)	(0.84)	9.75	16.07%		647,613	0.11%		1.53%
12/31/16	9.69	0.13	0.58	0.71	(0.19)	(1.05)	(1.24)	9.16	7.57%		607,088	0.11%		1.38%
12/31/15	11.28	0.13	(0.21)	(0.08)	(0.28)	(1.23)	(1.51)	9.69	(0.71%	)	605,993	0.11%		1.22%
Service Class
06/30/20[r]	$8.96	$(0.01)	$(0.53)	$(0.54)	$-	$-	$-	$8.42	(6.03%	)[b]	$870,064	0.37%	[a]	(0.25%	)[a]
12/31/19	8.28	0.12	1.54	1.66	(0.19)	(0.79)	(0.98)	8.96	20.93%		978,390	0.37%		1.40%
12/31/18	9.67	0.12	(0.73)	(0.61)	(0.15)	(0.63)	(0.78)	8.28	(7.10%	)	915,318	0.36%		1.22%
12/31/17	9.09	0.12	1.28	1.40	(0.13)	(0.69)	(0.82)	9.67	15.81%		1,080,728	0.36%		1.27%
12/31/16	9.63	0.11	0.56	0.67	(0.16)	(1.05)	(1.21)	9.09	7.23%		1,001,718	0.36%		1.13%
12/31/15	11.22	0.11	(0.22)	(0.11)	(0.25)	(1.23)	(1.48)	9.63	(0.97%	)	1,003,111	0.36%		0.98%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	10%	29%	17%	16%	17%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/20[r]	$10.16	$0.00	[d]	$(0.80)	$(0.80)	$-	$-	$-	$9.36	(7.87%	)[b]	$61,261	0.15%	[a]	0.02%	[a]
12/31/19	9.20	0.12		1.99	2.11	(0.21)	(0.94)	(1.15)	10.16	23.93%		67,730	0.15%		1.24%
12/31/18	10.68	0.12		(0.90)	(0.78)	(0.15)	(0.55)	(0.70)	9.20	(8.12%	)	56,195	0.15%		1.10%
12/31/17	9.67	0.12		1.65	1.77	(0.12)	(0.64)	(0.76)	10.68	18.77%		66,517	0.15%		1.17%
12/31/16	10.10	0.11		0.72	0.83	(0.16)	(1.10)	(1.26)	9.67	8.54%		58,438	0.15%		1.09%
12/31/15	11.86	0.10		(0.20)	(0.10)	(0.25)	(1.41)	(1.66)	10.10	(0.84%	)	55,420	0.16%		0.92%
Service Class
06/30/20[r]	$9.99	$(0.01)		$(0.79)	$(0.80)	$-	$-	$-	$9.19	(8.01%	)[b]	$82,110	0.40%	[a]	(0.23%	)[a]
12/31/19	9.06	0.09		1.96	2.05	(0.18)	(0.94)	(1.12)	9.99	23.65%		95,667	0.40%		0.95%
12/31/18	10.54	0.09		(0.90)	(0.81)	(0.12)	(0.55)	(0.67)	9.06	(8.44%	)	83,212	0.40%		0.87%
12/31/17	9.56	0.10		1.62	1.72	(0.10)	(0.64)	(0.74)	10.54	18.44%		90,246	0.40%		0.95%
12/31/16	10.00	0.08		0.72	0.80	(0.14)	(1.10)	(1.24)	9.56	8.28%		73,617	0.40%		0.84%
12/31/15	11.76	0.08		(0.21)	(0.13)	(0.22)	(1.41)	(1.63)	10.00	(1.07%	)	67,973	0.41%		0.69%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	9%	32%	19%	20%	19%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/20[r]	$14.33	$(0.01)		$1.69	$1.68	$-	$-	$-	$16.01	11.72%	[b]	$209,215	0.68%	[a]	N/A		(0.07%	)[a]
12/31/19	12.70	0.04		3.53	3.57	(0.05)	(1.89)	(1.94)	14.33	30.33%		197,036	0.69%		0.69%	[l]	0.31%
12/31/18	14.37	0.00	[d]	0.15	0.15	(0.04)	(1.78)	(1.82)	12.70	(0.73%	)	162,360	0.69%		0.69%	[l]	0.01%
12/31/17	12.37	0.01		3.31	3.32	(0.04)	(1.28)	(1.32)	14.37	27.78%		171,896	0.68%		0.68%	[l]	0.07%
12/31/16	14.53	0.05		1.16	1.21	(0.03)	(3.34)	(3.37)	12.37	9.00%		139,841	0.69%		0.69%	[l]	0.37%
12/31/15	14.67	0.03		0.84	0.87	(0.10)	(0.91)	(1.01)	14.53	6.41%		127,667	0.69%		0.69%	[l]	0.22%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	5%	12%	12%	11%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]	Net investment income (loss) to average daily net assets
Service Class I
06/30/20[r]	$10.19	$(0.01)	$(1.17)	$(1.18)	$-	$-	$-	$9.01	(11.58%	)[b]	$55,432	0.74%	[a]	N/A	(0.25%	)[a]
12/31/19	9.07	0.09	1.83	1.92	(0.28)	(0.52)	(0.80)	10.19	22.31%		63,943	0.74%		0.73%	0.96%
12/31/18	10.93	0.13	(1.55)	(1.42)	(0.09)	(0.35)	(0.44)	9.07	(13.52%	)	56,712	0.73%		0.70%	1.24%
12/31/17	9.12	0.08	2.73	2.81	(0.09)	(0.91)	(1.00)	10.93	31.65%		66,931	0.72%		0.70%	0.80%
12/31/16	9.63	0.09	0.21	0.30	(0.11)	(0.70)	(0.81)	9.12	2.97%		53,972	0.72%		0.70%	0.94%
12/31/15	10.48	0.12	(0.63)	(0.51)	(0.10)	(0.24)	(0.34)	9.63	(4.93%	)	55,589	0.72%		0.70%	1.14%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	4%	8%	11%	9%	12%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Service Class I
06/30/20[r]	$11.72	$0.01	$(0.27)	$(0.26)	$-	$-	$-	$11.46	(2.22%	)[b]	$927,585	0.71%	[a]	0.16%	[a]
12/31/19	10.98	0.18	1.72	1.90	(0.29)	(0.87)	(1.16)	11.72	18.12%		1,001,411	0.71%		1.52%
12/31/18	12.60	0.17	(0.69)	(0.52)	(0.22)	(0.88)	(1.10)	10.98	(4.84%	)	956,051	0.71%		1.41%
12/31/17	11.94	0.16	1.56	1.72	(0.18)	(0.88)	(1.06)	12.60	14.94%		1,094,274	0.71%		1.25%
12/31/16	12.08	0.16	0.92	1.08	(0.24)	(0.98)	(1.22)	11.94	8.97%		941,450	0.71%		1.29%
12/31/15	12.72	0.16	(0.31)	(0.15)	(0.17)	(0.32)	(0.49)	12.08	(1.12%	)	813,103	0.71%		1.28%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate[x]	10%	16%	15%	16%	7%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2020, the MML American Funds Growth Fund and MML American Funds International Fund owned 1.80% and 1.17% of the Growth and International Master Funds, respectively. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Funds’ and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.

34

Notes to Financial Statements (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of June 30, 2020. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended June 30, 2020.

35

Notes to Financial Statements (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or Master Funds. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.

Foreign Securities

Certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Conservative Allocation Fund	0.10%
Balanced Allocation Fund	0.10%
Moderate Allocation Fund	0.10%
Growth Allocation Fund	0.10%
Aggressive Allocation Fund	0.10%
MML American Funds Growth Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds International Fund	0.15% on the first $500 million; and
0.125% on any excess over $500 million
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and
0.175% on any excess over $750 million

Administration Fees

For the MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
MML American Funds Growth Fund	0.25%
MML American Funds International Fund	0.25%
MML American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

37

Notes to Financial Statements (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds or Master Funds (excluding short-term investments) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$64,026,388	$-	$68,377,868
Balanced Allocation Fund	-	69,083,822	-	92,058,819
Moderate Allocation Fund	-	175,921,706	-	293,730,986
Growth Allocation Fund	-	138,716,311	-	213,354,010
Aggressive Allocation Fund	-	12,662,066	-	19,488,523
MML American Funds Growth Fund	-	9,803,510	-	14,515,896
MML American Funds International Fund	-	1,962,609	-	3,432,204
MML American Funds Core Allocation Fund	-	88,428,307	-	125,273,270

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	838,750	$7,768,250	1,150,644	$11,320,212
Issued as reinvestment of dividends	-	-	624,393	5,987,928
Redeemed	(1,356,829)	(12,606,367)	(2,032,976)	(20,039,477)

Net increase (decrease)	(518,079)	$(4,838,117)	(257,939)	$(2,731,337)

Conservative Allocation Fund Service Class
Sold	3,651,998	$33,964,067	3,363,488	$32,649,253
Issued as reinvestment of dividends	-	-	2,092,102	19,874,970
Redeemed	(3,594,632)	(32,942,121)	(7,207,841)	(70,024,609)

Net increase (decrease)	57,366	$1,021,946	(1,752,251)	$(17,500,386)

Balanced Allocation Fund Initial Class
Sold	777,669	$7,363,174	915,930	$9,052,968
Issued as reinvestment of dividends	-	-	930,968	8,806,961
Redeemed	(1,137,187)	(10,580,710)	(1,910,980)	(18,697,556)

Net increase (decrease)	(359,518)	$(3,217,536)	(64,082)	$(837,627)

Balanced Allocation Fund Service Class
Sold	1,020,852	$9,474,124	3,109,419	$30,234,589
Issued as reinvestment of dividends	-	-	3,022,632	28,322,059
Redeemed	(3,119,126)	(28,612,717)	(7,719,630)	(74,646,169)

Net increase (decrease)	(2,098,274)	$(19,138,593)	(1,587,579)	$(16,089,521)

38

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount
Moderate Allocation Fund Initial Class
Sold	628,379	$5,981,574	1,241,801	$12,993,537
Issued as reinvestment of dividends	-	-	3,168,515	31,558,407
Redeemed	(2,557,476)	(24,776,475)	(4,530,277)	(47,261,402)

Net increase (decrease)	(1,929,097)	$(18,794,901)	(119,961)	$(2,709,458)

Moderate Allocation Fund Service Class
Sold	1,657,158	$15,835,967	4,281,862	$43,997,046
Issued as reinvestment of dividends	-	-	14,626,731	144,073,299
Redeemed	(11,621,401)	(112,446,044)	(26,630,216)	(274,935,749)

Net increase (decrease)	(9,964,243)	$(96,610,077)	(7,721,623)	$(86,865,404)

Growth Allocation Fund Initial Class
Sold	663,654	$5,331,108	1,271,993	$11,492,897
Issued as reinvestment of dividends	-	-	6,986,716	58,967,879
Redeemed	(3,469,901)	(28,952,103)	(9,127,828)	(82,753,281)

Net increase (decrease)	(2,806,247)	$(23,620,995)	(869,119)	$(12,292,505)

Growth Allocation Fund Service Class
Sold	1,271,717	$10,127,531	1,683,402	$15,037,443
Issued as reinvestment of dividends	-	-	11,917,878	99,752,639
Redeemed	(7,228,196)	(59,942,200)	(14,899,719)	(133,423,497)

Net increase (decrease)	(5,956,479)	$(49,814,669)	(1,298,439)	$(18,633,415)

Aggressive Allocation Fund Initial Class
Sold	357,591	$3,295,655	605,438	$6,120,826
Issued as reinvestment of dividends	-	-	741,988	6,937,589
Redeemed	(479,045)	(4,410,122)	(790,422)	(7,940,416)

Net increase (decrease)	(121,454)	$(1,114,467)	557,004	$5,117,999

Aggressive Allocation Fund Service Class
Sold	503,403	$4,306,635	793,748	$7,711,067
Issued as reinvestment of dividends	-	-	1,031,299	9,487,948
Redeemed	(1,146,647)	(9,893,019)	(1,433,757)	(14,167,302)

Net increase (decrease)	(643,244)	$(5,586,384)	391,290	$3,031,713

MML American Funds Growth Fund Service Class I
Sold	588,990	$8,517,617	1,209,057	$16,921,717
Issued as reinvestment of dividends	-	-	1,925,188	24,103,348
Redeemed	(1,272,029)	(18,280,803)	(2,160,703)	(30,308,338)

Net increase (decrease)	(683,039)	$(9,763,186)	973,542	$10,716,727

MML American Funds International Fund Service Class I
Sold	336,541	$2,738,221	435,217	$4,297,878
Issued as reinvestment of dividends	-	-	529,496	4,781,345
Redeemed	(461,866)	(4,122,610)	(944,639)	(9,360,227)

Net increase (decrease)	(125,325)	$(1,384,389)	20,074	$(281,004)

MML American Funds Core Allocation Fund Service Class I
Sold	1,305,056	$14,411,864	2,794,411	$32,449,388
Issued as reinvestment of dividends	-	-	8,591,186	93,729,834
Redeemed	(5,856,441)	(64,725,093)	(13,002,185)	(151,140,842)

Net increase (decrease)	(4,551,385)	$(50,313,229)	(1,616,588)	$(24,961,620)

39

Notes to Financial Statements (Continued)

6.	Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$395,209,063	$13,391,785	$(14,786,257)	$(1,394,472)
Balanced Allocation Fund	500,283,761	18,008,182	(23,278,381)	(5,270,199)
Moderate Allocation Fund	1,957,625,540	64,496,729	(124,200,042)	(59,703,313)
Growth Allocation Fund	1,435,888,715	51,973,534	(101,078,321)	(49,104,787)
Aggressive Allocation Fund	150,826,382	4,771,428	(12,121,277)	(7,349,849)
MML American Funds Growth Fund	171,702,854	37,751,406	-	37,751,406
MML American Funds International Fund	57,614,274	-	(2,094,960)	(2,094,960)
MML American Funds Core Allocation Fund	913,946,748	31,847,745	(17,144,640)	14,703,105

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2019, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$10,342,993	$15,519,906
Balanced Allocation Fund	12,564,829	24,564,191
Moderate Allocation Fund	48,785,966	126,845,740
Growth Allocation Fund	32,280,377	126,440,141
Aggressive Allocation Fund	2,782,167	13,643,370
MML American Funds Growth Fund	581,644	23,521,704
MML American Funds International Fund	1,681,469	3,099,876
MML American Funds Core Allocation Fund	23,619,099	70,110,735

40

Notes to Financial Statements (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2019:

Amount
Conservative Allocation Fund	$69,897
Balanced Allocation Fund	126,681
Moderate Allocation Fund	660,331
Growth Allocation Fund	622,374
Aggressive Allocation Fund	76,988
MML American Funds International Fund	114,304
MML American Funds Core Allocation Fund	247,562

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$10,449,885	$11,643,550	$(44,539)	$(2,859,058)
Balanced Allocation Fund	12,332,861	17,487,297	(54,540)	(1,206,521)
Moderate Allocation Fund	43,751,101	89,209,838	(202,632)	3,504,460
Growth Allocation Fund	28,093,176	87,973,489	(163,843)	12,923,203
Aggressive Allocation Fund	2,214,201	10,345,755	(12,210)	(174,855)
MML American Funds Growth Fund	1,556,780	22,586,311	(12,602)	21,816,298
MML American Funds International Fund	585,678	3,245,303	(5,677)	5,247,250
MML American Funds Core Allocation Fund	16,119,788	50,315,604	(80,642)	40,897,948

The Funds did not have any unrecognized tax benefits at June 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

41

Notes to Financial Statements (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2020, was as follows:

	Beginning Value as of 12/31/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/20	Number of Shares Held as of 6/30/20

Conservative Allocation Fund

MML Blue Chip Growth Fund, Initial Class	$11,636,554	$1,528,759	$(2,278,047)	$1,188,015	$251,727	$12,327,008	673,975

MML Dynamic Bond Fund, Class II	55,344,583	5,943,527	(11,083,010)	239,401	117,299	50,561,800	4,971,662

MML Equity Income Fund, Initial Class	12,876,499	3,537,234	(1,284,902)	(2,049,510)	(298,956)	12,780,365	1,409,081

MML Equity Index Fund, Class III	944,007	56,289	(65,553)	(30,029)	(1,785)	902,929	28,792

MML Focused Equity Fund, Class II	16,672,231	3,570,404	(1,432,237)	(1,310,108)	153,755	17,654,045	2,771,436

MML Foreign Fund, Initial Class	8,051,494	1,448,762	(565,922)	(887,134)	(194,158)	7,853,042	909,970

MML Fundamental Equity Fund, Class II	7,115,314	4,738,261	(532,083)	109,395	(147,897)	11,282,990	1,132,830

MML Fundamental Value Fund, Class II	12,009,269	3,478,102	(1,350,400)	(1,799,684)	(413,064)	11,924,223	1,094,970

MML Global Fund, Class I	19,718,465	6,762,762	(2,527,671)	(862,811)	(62,222)	23,028,523	1,956,544

MML High Yield Fund, Class II	11,956,901	722,676	(1,901,707)	(381,363)	(343,556)	10,052,951	1,123,235

MML Income & Growth Fund, Initial Class	13,162,819	2,443,084	(1,639,905)	(2,107,659)	(593,969)	11,264,370	1,395,833

MML Inflation-Protected and Income Fund, Initial Class	16,866,008	1,124,162	(3,384,878)	661,654	(13,849)	15,253,097	1,417,574

MML International Equity Fund, Class II	9,817,292	1,455,742	(2,022,882)	(1,848,587)	(58,387)	7,343,178	940,228

MML Large Cap Growth Fund, Initial Class	3,063,152	1,510,530	(386,588)	393,258	(10,577)	4,569,775	375,495

MML Managed Bond Fund, Initial Class	85,527,270	7,835,961	(17,147,441)	1,498,356	263,312	77,977,458	6,031,231

MML Mid Cap Growth Fund, Initial Class	10,431,430	5,079,961	(3,018,613)	582,643	(61,161)	13,014,260	824,209

MML Mid Cap Value Fund, Initial Class	9,127,793	4,447,216	(785,479)	(1,280,713)	(162,981)	11,345,836	1,280,568

MML Short-Duration Bond Fund, Class II	22,843,273	1,930,333	(2,336,627)	(555,460)	(109,781)	21,771,738	2,313,681

MML Small Cap Growth Equity Fund, Initial Class	1,839,468	196,404	(135,977)	(105,837)	(5,740)	1,788,318	134,332

MML Small Company Value Fund, Class II	4,198,729	238,844	(259,817)	(676,744)	(71,426)	3,429,586	281,807

MML Small/Mid Cap Value Fund, Initial Class	2,511,258	815,966	(234,315)	(533,518)	(91,027)	2,468,364	287,353

MML Strategic Emerging Markets Fund, Class II	1,640,316	175,939	(163,413)	(158,241)	8,593	1,503,194	130,034

MML Total Return Bond Fund, Class II	47,752,538	4,240,424	(8,026,085)	2,279,977	448,356	46,695,210	4,096,071

	$385,106,663	$63,281,342	$(62,563,552)	$(7,634,699)	$(1,397,494)	$376,792,260

Balanced Allocation Fund

MML Blue Chip Growth Fund, Initial Class	$17,817,696	$5,206,440	$(4,987,671)	$2,271,272	$848,714	$21,156,451	1,156,722

MML Dynamic Bond Fund, Class II	59,442,046	8,916,973	(12,115,729)	400,712	317,538	56,961,540	5,600,938

MML Equity Income Fund, Initial Class	19,564,530	3,831,444	(1,441,676)	(3,278,132)	(228,266)	18,447,900	2,033,947

MML Equity Index Fund, Class III	1,373,256	14,957	(109,731)	(54,960)	4,926	1,228,448	39,172

MML Focused Equity Fund, Class II	22,735,295	3,841,357	(1,566,659)	(1,383,467)	131,469	23,757,995	3,729,670

MML Foreign Fund, Initial Class	15,665,107	790,110	(2,211,821)	(1,637,295)	(450,382)	12,155,719	1,408,542

MML Fundamental Equity Fund, Class II	10,679,407	9,816,955	(573,237)	221,746	(120,064)	20,024,807	2,010,523

MML Fundamental Value Fund, Class II	17,308,435	2,539,904	(1,583,299)	(2,285,574)	(659,444)	15,320,022	1,406,797

MML Global Fund, Class I	35,693,340	2,880,507	(9,272,007)	(2,995,442)	(666,699)	25,639,699	2,178,394

MML High Yield Fund, Class II	12,859,143	159,243	(879,704)	(659,516)	(172,696)	11,306,470	1,263,293

MML Income & Growth Fund, Initial Class	19,873,747	3,015,013	(1,948,538)	(3,168,467)	(588,832)	17,182,923	2,129,235

MML Inflation-Protected and Income Fund, Initial Class	19,472,893	248,000	(4,445,980)	762,324	(113,682)	15,923,555	1,479,884

MML International Equity Fund, Class II	15,826,325	3,266,020	(2,814,549)	(2,586,784)	(506,303)	13,184,709	1,688,183

MML Large Cap Growth Fund, Initial Class	6,443,710	2,081,236	(526,750)	1,185,410	45,662	9,229,268	758,362

MML Managed Bond Fund, Initial Class	96,044,609	6,615,656	(17,986,982)	2,384,222	(105,851)	86,951,654	6,725,348

MML Mid Cap Growth Fund, Initial Class	17,777,164	4,901,958	(3,010,438)	1,212,354	(172,085)	20,708,953	1,311,523

MML Mid Cap Value Fund, Initial Class	17,097,902	3,693,342	(942,419)	(1,923,607)	(398,202)	17,527,016	1,978,219

MML Short-Duration Bond Fund, Class II	24,890,000	1,908,557	(1,752,312)	(665,936)	(76,934)	24,303,375	2,582,718

MML Small Cap Growth Equity Fund, Initial Class	2,943,680	94,396	(157,297)	(183,913)	(974)	2,695,892	202,505

42

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/20	Number of Shares Held as of 6/30/20

Balanced Allocation Fund (Continued)

MML Small Company Value Fund, Class II	$6,410,281	$67,998	$(332,927)	$(980,950)	$(149,546)	$5,014,856	412,067

MML Small/Mid Cap Value Fund, Initial Class	5,106,057	421,529	(273,105)	(992,734)	(187,035)	4,074,712	474,355

MML Strategic Emerging Markets Fund, Class II	4,923,621	224,371	(323,033)	(473,912)	24,218	4,375,265	378,483

MML Total Return Bond Fund, Class II	51,789,501	4,146,427	(12,037,395)	2,333,510	543,970	46,776,013	4,103,159

	$501,737,745	$68,682,393	$(81,293,259)	$(12,499,139)	$(2,680,498)	$473,947,242

Moderate Allocation Fund

MML Blue Chip Growth Fund, Initial Class	$86,070,475	$1,648,237	$(11,020,682)	$7,652,585	$1,470,728	$85,821,343	4,692,255

MML Dynamic Bond Fund, Class II	184,141,398	15,548,274	(34,896,676)	1,079,638	1,118,696	166,991,330	16,419,993

MML Equity Income Fund, Initial Class	96,832,134	11,648,517	(6,925,938)	(15,755,846)	(3,055,140)	82,743,727	9,122,793

MML Equity Index Fund, Class III	5,853,538	299,920	(361,776)	(205,795)	20,630	5,606,517	178,779

MML Focused Equity Fund, Class II	131,131,396	10,037,428	(8,005,674)	(8,780,063)	712,399	125,095,486	19,638,224

MML Foreign Fund, Initial Class	70,871,296	7,123,961	(5,368,768)	(9,600,009)	(1,731,634)	61,294,846	7,102,531

MML Fundamental Equity Fund, Class II	44,894,915	21,186,322	(2,877,072)	492,081	(765,023)	62,931,223	6,318,396

MML Fundamental Value Fund, Class II	85,150,047	14,927,526	(7,250,435)	(12,140,021)	(2,982,792)	77,704,325	7,135,383

MML Global Fund, Class I	180,074,543	10,536,143	(17,394,088)	(14,573,143)	(1,231,545)	157,411,910	13,373,994

MML High Yield Fund, Class II	40,038,083	59,315	(6,683,100)	(1,234,060)	(1,049,646)	31,130,592	3,478,278

MML Income & Growth Fund, Initial Class	97,029,674	12,758,106	(8,685,779)	(15,558,955)	(3,518,877)	82,024,169	10,164,085

MML Inflation-Protected and Income Fund, Initial Class	61,247,456	91,333	(13,051,488)	2,299,314	120,382	50,706,997	4,712,546

MML International Equity Fund, Class II	78,678,686	8,416,504	(7,589,506)	(17,120,565)	(1,484,383)	60,900,736	7,797,789

MML Large Cap Growth Fund, Initial Class	25,961,531	5,469,275	(2,079,597)	2,756,084	17,820	32,125,113	2,639,697

MML Managed Bond Fund, Initial Class	284,832,981	14,827,280	(53,678,796)	6,740,944	(16,502)	252,705,907	19,545,748

MML Mid Cap Growth Fund, Initial Class	96,486,038	10,007,978	(13,344,032)	1,536,079	(917,202)	93,768,861	5,938,497

MML Mid Cap Value Fund, Initial Class	87,965,355	5,210,693	(5,894,681)	(11,781,951)	(2,096,421)	73,402,995	8,284,762

MML Short-Duration Bond Fund, Class II	77,813,892	2,204,872	(10,052,284)	(1,776,139)	(278,909)	67,911,432	7,216,943

MML Small Cap Growth Equity Fund, Initial Class	14,051,151	1,844,260	(845,044)	(860,047)	(116,873)	14,073,447	1,057,144

MML Small Company Value Fund, Class II	30,410,587	2,305,331	(1,643,664)	(4,922,845)	(679,924)	25,469,485	2,092,809

MML Small/Mid Cap Value Fund, Initial Class	26,579,626	3,291,942	(1,479,223)	(5,509,044)	(923,432)	21,959,869	2,556,446

MML Strategic Emerging Markets Fund, Class II	53,559,245	6,091,202	(5,997,742)	(5,732,835)	1,103,522	49,023,392	4,240,778

MML Total Return Bond Fund, Class II	165,230,445	7,458,460	(33,785,469)	7,517,270	1,660,571	148,081,277	12,989,586

	$2,024,904,492	$172,992,879	$(258,911,514)	$(95,477,323)	$(14,623,555)	$1,828,884,979

Growth Allocation Fund

MML Blue Chip Growth Fund, Initial Class	$70,699,258	$9,717,707	$(6,984,074)	$9,200,263	$858,151	$83,491,305	4,564,861

MML Dynamic Bond Fund, Class II	85,389,620	5,913,178	(27,424,531)	126,742	778,192	64,783,201	6,370,030

MML Equity Income Fund, Initial Class	79,471,187	11,106,586	(5,060,095)	(12,596,079)	(2,067,299)	70,854,300	7,811,940

MML Equity Index Fund, Class III	5,204,617	15,138	(296,664)	(193,985)	18,770	4,747,876	151,399

MML Focused Equity Fund, Class II	112,672,816	329,143	(6,477,554)	(7,017,142)	393,953	99,901,216	15,683,079

MML Foreign Fund, Initial Class	67,038,756	1,517,883	(7,079,768)	(7,849,576)	(1,280,790)	52,346,505	6,065,644

MML Fundamental Equity Fund, Class II	34,227,405	23,323,410	(2,107,716)	604,170	(479,591)	55,567,678	5,579,084

MML Fundamental Value Fund, Class II	70,576,691	11,131,476	(4,734,912)	(10,558,156)	(1,139,544)	65,275,555	5,994,082

MML Global Fund, Class I	151,174,860	6,602,385	(10,071,143)	(11,526,343)	(1,020,692)	135,159,067	11,483,353

MML High Yield Fund, Class II	19,937,896	2,064,127	(1,618,051)	(1,089,477)	(293,684)	19,000,811	2,122,996

MML Income & Growth Fund, Initial Class	81,935,670	6,566,472	(5,476,538)	(13,480,606)	(1,795,133)	67,749,865	8,395,274

MML Inflation-Protected and Income Fund, Initial Class	58,922,504	1,174,506	(10,323,318)	2,422,080	(80,722)	52,115,050	4,843,406

MML International Equity Fund, Class II	65,820,648	11,392,669	(6,094,942)	(12,839,790)	(1,257,680)	57,020,905	7,301,012

MML Large Cap Growth Fund, Initial Class	24,485,326	5,687,459	(2,027,382)	3,640,574	6,711	31,792,688	2,612,382

MML Managed Bond Fund, Initial Class	134,403,534	6,702,777	(35,006,535)	2,732,435	390,756	109,222,967	8,447,941

MML Mid Cap Growth Fund, Initial Class	81,625,414	10,535,188	(8,605,218)	2,421,071	(131,708)	85,844,747	5,436,653

MML Mid Cap Value Fund, Initial Class	71,618,466	9,788,886	(3,787,376)	(9,175,191)	(1,441,060)	67,003,725	7,562,497

MML Short-Duration Bond Fund, Class II	43,263,031	1,028,293	(3,578,733)	(1,054,539)	(126,926)	39,531,126	4,200,970

43

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/19	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/20	Number of Shares Held as of 6/30/20

Growth Allocation Fund (Continued)

MML Small Cap Growth Equity Fund, Initial Class	$15,006,166	$72,022	$(745,940)	$(820,131)	$(88,636)	$13,423,481	1,008,321

MML Small Company Value Fund, Class II	29,863,715	810,399	(1,460,469)	(4,649,185)	(568,895)	23,995,565	1,971,698

MML Small/Mid Cap Value Fund, Initial Class	24,002,391	793,940	(1,150,738)	(4,815,785)	(546,913)	18,282,895	2,128,393

MML Strategic Emerging Markets Fund, Class II	56,110,565	2,988,153	(4,750,122)	(5,555,883)	796,454	49,589,167	4,289,720

MML Total Return Bond Fund, Class II	74,065,614	8,476,866	(27,010,904)	2,538,759	1,466,478	59,536,813	5,222,527

	$1,457,516,150	$137,738,663	$(181,872,723)	$(79,535,774)	$(7,609,808)	$1,326,236,508

Aggressive Allocation Fund

MML Blue Chip Growth Fund, Initial Class	$8,834,198	$475,166	$(630,209)	$939,402	$45,942	$9,664,499	528,403

MML Dynamic Bond Fund, Class II	3,562,486	91,909	(1,752,157)	(11,369)	48,198	1,939,067	190,665

MML Equity Income Fund, Initial Class	9,897,070	789,413	(662,598)	(1,638,914)	(212,881)	8,172,090	901,002

MML Equity Index Fund, Class III	672,032	15,711	(43,670)	(24,799)	1,351	620,625	19,790

MML Focused Equity Fund, Class II	13,914,764	345,946	(959,521)	(906,773)	62,552	12,456,968	1,955,568

MML Foreign Fund, Initial Class	8,069,490	181,739	(501,253)	(1,013,530)	(174,653)	6,561,793	760,347

MML Fundamental Equity Fund, Class II	4,227,227	3,227,885	(355,715)	72,634	(85,042)	7,086,989	711,545

MML Fundamental Value Fund, Class II	8,795,156	1,224,083	(618,608)	(1,290,012)	(180,896)	7,929,723	728,166

MML Global Fund, Class I	18,788,368	665,111	(1,287,363)	(1,453,045)	(188,814)	16,524,257	1,403,930

MML High Yield Fund, Class II	1,792,598	45,030	(123,640)	(106,120)	(9,580)	1,598,288	178,580

MML Income & Growth Fund, Initial Class	9,614,288	1,241,244	(664,587)	(1,592,004)	(221,670)	8,377,271	1,038,076

MML Inflation-Protected and Income Fund, Initial Class	3,397,173	90,061	(497,281)	138,497	(633)	3,127,817	290,689

MML International Equity Fund, Class II	8,161,387	1,388,366	(517,880)	(1,733,555)	(131,214)	7,167,104	917,683

MML Large Cap Growth Fund, Initial Class	3,110,371	289,256	(252,065)	333,470	(33,006)	3,448,026	283,322

MML Managed Bond Fund, Initial Class	5,914,208	142,527	(2,141,038)	23,800	95,375	4,034,872	312,081

MML Mid Cap Growth Fund, Initial Class	10,096,021	1,009,847	(724,518)	274,834	(142,472)	10,513,712	665,846

MML Mid Cap Value Fund, Initial Class	8,891,086	472,319	(619,684)	(1,120,953)	(285,759)	7,337,009	828,105

MML Short-Duration Bond Fund, Class II	2,909,730	65,804	(181,355)	(73,508)	(9,540)	2,711,131	288,112

MML Small Cap Growth Equity Fund, Initial Class	1,988,912	46,670	(129,677)	(123,391)	(2,390)	1,780,124	133,716

MML Small Company Value Fund, Class II	3,969,499	90,229	(249,257)	(582,107)	(116,963)	3,111,401	255,662

MML Small/Mid Cap Value Fund, Initial Class	2,744,616	70,069	(191,276)	(474,654)	(140,672)	2,008,083	233,770

MML Strategic Emerging Markets Fund, Class II	8,803,514	286,482	(509,809)	(823,123)	36,086	7,793,150	674,148

MML Total Return Bond Fund, Class II	3,185,272	82,517	(1,726,389)	26,776	117,060	1,685,236	147,828

	$151,339,466	$12,337,384	$(15,339,550)	$(11,158,444)	$(1,529,621)	$135,649,235

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

44

Notes to Financial Statements (Continued)

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2020, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee

46

Other Information (Unaudited) (Continued)

and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2019. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Conservative Allocation Fund, Growth Allocation Fund, and MML American Funds Growth Fund were within the top sixty percent of their peer groups. Of those Funds, all had net advisory fees at or below the medians of their peers.

In the case of the Balanced Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, MML American Funds International Fund, and MML American Funds Core Allocation Fund, the Committee noted that the Fund’s net advisory fees were at or below the medians of their peers, although their total net expense ratios were higher than the sixtieth comparative percentiles of their peer groups. The Committee considered that the Funds’ relatively low net advisory fees, and other factors cited by MML Advisers, including recent and/or long-term favorable investment performance, and/or MML Advisers’ conviction in the adviser to the underlying funds or master fund, as applicable, in the case of the MML American Funds, favored continuation of the Funds’ advisory agreements.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, and MML American Funds Core Allocation Fund achieved one- and three-year investment performance above the medians of their performance categories, or in the top sixty percent of their performance categories. In addition, the Committee considered that the Moderate Allocation Fund experienced three-year investment performance outside the top sixty percent of its performance category, but experienced improved performance for the one-year period.

The Committee considered that the MML American Funds Growth Fund and MML American Funds International Fund had each experienced one- and three-year performance below the sixtieth comparative percentiles of their performance categories. The Committee considered MML Advisers’ statement that a substantial contributor to each Fund’s underperformance was due to the relatively conservative long-term investment strategy of the adviser to the master funds in which each Fund invests, which caused it to underperform in the recent high-growth-oriented equity markets. The Committee considered MML Advisers’ statement that

47

Other Information (Unaudited) (Continued)

each of the Funds had experienced favorable long-term investment performance and took into account MML Advisers’ continuing confidence in the adviser to the master funds in which each Fund invests.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

48

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2020:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.13%	$975.90	$0.64	$1,024.20	$0.65
Service Class	1,000	0.38%	975.60	1.87	1,023.00	1.91
Balanced Allocation Fund
Initial Class	1,000	0.12%	970.70	0.59	1,024.30	0.60
Service Class	1,000	0.37%	969.40	1.81	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.11%	946.80	0.53	1,024.30	0.55
Service Class	1,000	0.36%	945.20	1.74	1,023.10	1.81
Growth Allocation Fund
Initial Class	1,000	0.12%	941.40	0.58	1,024.30	0.60
Service Class	1,000	0.37%	939.70	1.78	1,023.00	1.86
Aggressive Allocation Fund
Initial Class	1,000	0.15%	921.30	0.72	1,024.10	0.75
Service Class	1,000	0.40%	919.90	1.91	1,022.90	2.01

49

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MML American Funds Growth Fund
Service Class I **	$1,000	1.04%	$1,117.20	$5.47	$1,019.70	$5.22
MML American Funds International Fund
Service Class I**	1,000	1.29%	884.20	6.04	1,018.40	6.47
MML American Funds Core Allocation Fund
Service Class I	1,000	0.71%	977.80	3.49	1,021.30	3.57

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

50

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49853-00

MassMutual

Semiannual Report

MML Series Investment Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our

Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2020

Welcome to the MML Series Investment Fund Semiannual Report, covering the six months ended June 30, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down only 3%, despite being down nearly 20% in the first quarter of 2020.

•	The COVID-19 pandemic escalated quickly during the period, shuttering businesses, driving unemployment to record levels, curtailing economic activity and causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and unprecedented fiscal stimulus from Congress. Further market increases came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

•	Developed-market foreign stocks and emerging market stocks also responded well to their own countries’ monetary and fiscal stimulus and progress in restarting economic activity, though trailed U.S. stock returns for the six-month period.

•	U.S. bonds ended the period up over 6%, benefiting from falling interest rates and investors seeking safer investments in light of projections for a global economic downturn.

Market Commentary

For the six months ended June 30, 2020, global stock investors experienced negative returns. U.S. stocks rose steadily through the middle of February, buoyed by low interest rates and expectations for strong economic growth and rising corporate earnings. With the onset of the COVID-19 pandemic, businesses shuttered, unemployment propelled to record levels, and economic activity curtailed causing U.S. stocks to fall sharply from the middle of February to late March. Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Fed and unprecedented fiscal stimulus from Congress. Further gains came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500®* Index gaining or losing three percent of its value on 19 different days during the quarter. The Volatility Index (the VIX) achieved an all-time high of 82.69 on March 16th before receding in response to emergency interest rate cuts by the Fed, an unprecedented fiscal stimulus package from Congress and signs of increasing economic activity.

The end result was that the broad market S&P 500 delivered a loss of only 3.08% for the period. The technology-heavy NASDAQ Composite Index, which benefited considerably as companies shifted to a more technology heavy work from home model, gained 12.67%. Conversely, the more

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

economically sensitive Dow Jones Industrial Average lost 8.43% for the period. Small-cap stocks also underperformed their larger peers while value stocks significantly underperformed their growth peers.

The market sell-off and subsequent recovery affected sectors differently. The information technology and consumer discretionary sectors fared best as these sectors benefited from the shift to working from home and the increase in online shopping. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $39.27 per barrel, down 36% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 11.34% for the six-month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders and following up with massive amounts of monetary and fiscal stimulus. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared only slightly better than the MSCI EAFE® Index, falling 9.78% for the period, buoyed by strong performance of Chinese stocks.

In these unprecedented times, the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point, citing that the “coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These were the first emergency interest rate cuts since 2008. Congress also played its part, delivering roughly $2.5 trillion in coronavirus response bills intended to keep businesses and individuals afloat during these challenging times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period mired in a global pandemic and global recession. Bond yields fell sharply during the period, with the 10-year U.S. Treasury bond reaching a low of 0.54% in early March and ending the period only slightly higher at 0.66%. Since falling yields generally drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.14%. High-yield corporate bonds did not fare as well, in light of concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate High Yield Index, which tracks below investment-grade corporate bonds, ended the period down 3.80%, especially in the retail and energy sectors.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is
T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/20

Amazon.com, Inc.	11.7%
Facebook, Inc. Class A	6.4%
Microsoft Corp.	5.8%
Alphabet, Inc. Class C	5.2%
Alibaba Group Holding Ltd. Sponsored ADR	4.0%
Apple, Inc.	3.9%
Visa, Inc. Class A	3.3%
Tencent Holdings Ltd.	2.8%
Mastercard, Inc. Class A	2.7%
PayPal Holdings, Inc.	2.5%

48.3%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/20

Communications	36.6%
Technology	27.2%
Consumer, Non-cyclical	20.8%
Financial	9.0%
Consumer, Cyclical	3.8%
Industrial	1.7%
Basic Materials	0.4%
Utilities	0.1%
Energy	0.1%
Mutual Funds	0.0%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MML Equity Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/20

QUALCOMM, Inc.	2.9%
Wells Fargo & Co.	2.6%
The Southern Co.	2.6%
Chubb Ltd.	2.2%
Morgan Stanley	2.1%
DuPont de Nemours, Inc.	2.1%
Total SA	2.0%
United Parcel Service, Inc. Class B	2.0%
AbbVie, Inc.	2.0%
General Electric Co.	1.9%

22.4%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/20

Financial	23.4%
Consumer, Non-cyclical	22.7%
Industrial	9.5%
Utilities	9.1%
Energy	8.3%
Communications	7.0%
Technology	7.0%
Basic Materials	5.1%
Consumer, Cyclical	4.2%
Mutual Funds	0.5%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MML Equity Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/20

Microsoft Corp.	5.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.4%
Facebook, Inc. Class A	2.1%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.6%
Johnson & Johnson	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
Visa, Inc. Class A	1.3%
The Procter & Gamble Co.	1.1%

26.4%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/20

Technology	22.6%
Consumer, Non-cyclical	22.1%
Communications	16.3%
Financial	14.4%
Industrial	7.7%
Consumer, Cyclical	7.7%
Utilities	3.0%
Energy	2.8%
Basic Materials	2.1%
Mutual Funds	0.0%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

*

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Focused Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

UnitedHealth Group, Inc.	5.7%
McDonald’s Corp.	5.7%
NIKE, Inc. Class B	5.0%
Johnson & Johnson	4.9%
Colgate-Palmolive Co.	4.9%
The Coca-Cola Co.	4.8%
Microsoft Corp.	4.7%
PepsiCo, Inc.	4.5%
Linde PLC	4.3%
Medtronic PLC	4.3%

48.8%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	39.9%
Financial	17.4%
Consumer, Cyclical	14.7%
Industrial	12.8%
Technology	7.7%
Basic Materials	6.5%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MML Foreign Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund’s subadviser is Thompson, Siegel & Walmsley LLC (TSW), which replaced Templeton Investment Counsel, LLC (Templeton) effective January 7, 2020.

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/20

Sony Corp.	2.5%
Nestle SA Registered	2.5%
Unilever PLC	2.2%
SAP SE	2.2%
Sanofi	2.1%
Siemens AG Registered	1.8%
Fresenius SE & Co. KGaA	1.8%
Seven & i Holdings Co. Ltd.	1.8%
Koninklijke Philips NV	1.7%
Olympus Corp.	1.7%

20.3%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	26.9%
Financial	18.7%
Industrial	12.6%
Consumer, Cyclical	11.7%
Technology	10.0%
Communications	5.1%
Basic Materials	4.9%
Energy	4.2%
Utilities	3.0%
Diversified	1.2%
Mutual Funds	0.9%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Fundamental Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Equity Fund (formerly known as the MML Fundamental Growth Fund), and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco), which replaced Wellington Management Company LLP (Wellington Management) effective March 2, 2020.

MML Fundamental Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

Microsoft Corp.	9.9%
Amazon.com, Inc.	7.0%
UnitedHealth Group, Inc.	4.7%
The Procter & Gamble Co.	3.7%
Facebook, Inc. Class A	3.3%
Lockheed Martin Corp.	3.2%
Prologis, Inc.	3.0%
Merck & Co., Inc.	2.7%
AstraZeneca PLC Sponsored ADR	2.6%
Berkshire Hathaway, Inc. Class B	2.6%

42.7%

MML Fundamental Equity Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	25.7%
Technology	18.7%
Communications	18.5%
Financial	17.2%
Industrial	8.5%
Consumer, Cyclical	5.7%
Energy	2.6%
Utilities	1.3%
Basic Materials	1.1%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MML Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $1 billion). The Fund’s subadviser is Boston Partners Global Investors, Inc. (Boston Partners).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/20

Berkshire Hathaway, Inc. Class B	3.4%
JP Morgan Chase & Co.	3.3%
Cisco Systems, Inc.	3.0%
Johnson & Johnson	2.9%
Cigna Corp.	2.8%
Alphabet, Inc. Class A	2.4%
Bank of America Corp.	2.4%
Pfizer, Inc.	2.3%
Barrick Gold Corp.	2.1%
AutoZone, Inc.	2.1%

26.7%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	23.5%
Financial	22.3%
Technology	11.6%
Industrial	10.3%
Consumer, Cyclical	9.8%
Communications	7.4%
Basic Materials	6.9%
Energy	4.3%
Utilities	2.2%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a significant percentage of its assets in issuers in a single industry, sector, country, or region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/20

Thermo Fisher Scientific, Inc.	3.5%
Visa, Inc. Class A	3.4%
Comcast Corp. Class A	3.2%
Nestle SA Registered	3.0%
Medtronic PLC	2.9%
Schneider Electric SE	2.8%
Accenture PLC Class A	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Roche Holding AG	2.3%
Essity AB Class B	2.2%

28.4%

MML Global Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	38.1%
Industrial	19.3%
Financial	12.0%
Technology	8.8%
Communications	8.4%
Consumer, Cyclical	6.4%
Basic Materials	6.2%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Growth & Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/20

Microsoft Corp.	5.5%
Alphabet, Inc. Class A	3.9%
Johnson & Johnson	2.9%
Visa, Inc. Class A	2.5%
Mastercard, Inc. Class A	2.5%
American Tower Corp.	2.4%
Medtronic PLC	2.2%
JP Morgan Chase & Co.	2.2%
Fidelity National Information Services, Inc.	2.1%
Apple, Inc.	2.1%

28.3%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	25.3%
Technology	21.5%
Financial	18.7%
Communications	10.4%
Consumer, Cyclical	10.0%
Industrial	7.9%
Basic Materials	3.0%
Energy	2.0%
Utilities	0.6%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Income & Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund’s subadviser is Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/20

Chubb Ltd.	2.8%
CVS Health Corp.	2.5%
UnitedHealth Group, Inc.	2.4%
Lowe’s Cos., Inc.	2.4%
Oracle Corp.	2.4%
Stanley Black & Decker, Inc.	2.3%
New York Community Bancorp, Inc.	2.3%
US Bancorp	2.2%
Comcast Corp. Class A	2.2%
Corteva, Inc.	2.2%

23.7%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/20

Financial	26.3%
Consumer, Non-cyclical	17.0%
Industrial	14.0%
Consumer, Cyclical	9.5%
Technology	8.9%
Energy	6.0%
Utilities	5.5%
Basic Materials	7.4%
Communications	4.5%
Mutual Funds	0.6%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MML International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

Glencore PLC	4.4%
BNP Paribas SA	4.3%
Intesa Sanpaolo SpA	4.1%
Daimler AG Registered	3.8%
Lloyds Banking Group PLC	3.7%
Credit Suisse Group AG Registered	3.5%
Bayerische Motoren Werke AG	3.4%
Continental AG	3.1%
CNH Industrial NV	3.1%
Allianz SE Registered	2.6%

36.0%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/20

Financial	28.2%
Consumer, Cyclical	26.1%
Communications	12.0%
Industrial	11.2%
Consumer, Non-cyclical	9.1%
Basic Materials	6.7%
Technology	1.7%
Energy	1.5%
Mutual Funds	0.1%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

MML Large Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Loomis, Sayles & Company, L.P. (Loomis Sayles).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/20

Amazon.com, Inc.	7.9%
Visa, Inc. Class A	6.2%
Facebook, Inc. Class A	5.5%
Alibaba Group Holding Ltd. Sponsored ADR	5.3%
Autodesk, Inc.	5.3%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Regeneron Pharmaceuticals, Inc.	4.2%
Oracle Corp.	4.1%
salesforce.com, Inc.	4.1%

51.8%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/20

Communications	30.0%
Technology	27.9%
Consumer, Non-cyclical	20.0%
Industrial	8.8%
Financial	7.9%
Consumer, Cyclical	4.1%
Energy	0.8%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MML Managed Volatility Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Volatility Fund, and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/20

Microsoft Corp.	5.5%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.1%
Facebook, Inc. Class A	2.0%
Alphabet, Inc. Class A	1.5%
Alphabet, Inc. Class C	1.5%
Johnson & Johnson	1.3%
Berkshire Hathaway, Inc. Class B	1.2%
Visa, Inc. Class A	1.2%
The Procter & Gamble Co.	1.1%

24.7%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/20

Technology	20.9%
Consumer, Non-cyclical	20.5%
Communications	15.1%
Financial	14.5%
Industrial	7.2%
Consumer, Cyclical	7.1%
Utilities	2.8%
Energy	2.6%
Basic Materials	2.0%
Mutual Funds	0.0%

Total Long-Term Investments	92.7%
Short-Term Investments and Other Assets and Liabilities	7.3%

Net Assets	100.0%

*

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Growth Fund, and who are the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 74% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 26% of the Fund’s portfolio, as of June 30, 2020. Wellington Management was added as a subadviser of the Fund effective January 7, 2020.

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/20

J.B. Hunt Transport Services, Inc.	2.0%
Burlington Stores, Inc.	2.0%
Teleflex, Inc.	1.9%
Hologic, Inc.	1.8%
IAC/InterActiveCorp	1.7%
DocuSign, Inc.	1.7%
IDEXX Laboratories, Inc.	1.7%
BWX Technologies, Inc.	1.6%
TransUnion	1.5%
Ball Corp.	1.5%

17.4%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	33.2%
Technology	19.6%
Industrial	17.0%
Consumer, Cyclical	13.5%
Financial	5.9%
Communications	4.9%
Basic Materials	1.2%
Utilities	1.1%
Energy	1.0%
Mutual Funds	0.5%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/20

Zimmer Biomet Holdings, Inc.	3.0%
Northern Trust Corp.	2.9%
iShares Russell Mid-Cap Value ETF	2.9%
Chubb Ltd.	2.3%
Emerson Electric Co.	2.2%
Hubbell, Inc.	1.9%
Johnson Controls International PLC	1.8%
Applied Materials, Inc.	1.7%
Republic Services, Inc.	1.6%
nVent Electric PLC	1.6%

21.9%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	20.9%
Industrial	20.6%
Financial	19.3%
Consumer, Cyclical	11.0%
Utilities	9.4%
Technology	5.9%
Communications	3.2%
Mutual Funds	2.9%
Energy	2.4%
Basic Materials	1.1%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MML Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Growth Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

LHC Group, Inc.	1.6%
Advanced Drainage Systems, Inc.	1.6%
Rexnord Corp.	1.5%
TriNet Group, Inc.	1.5%
Tower Semiconductor Ltd.	1.5%
Five Below, Inc.	1.4%
Bandwidth, Inc. Class A	1.3%
Rapid7, Inc.	1.3%
Omnicell, Inc.	1.3%
Skyline Champion Corp.	1.2%

14.2%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	30.3%
Industrial	16.6%
Consumer, Cyclical	16.2%
Financial	15.7%
Technology	15.2%
Communications	4.6%
Energy	2.5%
Mutual Funds	1.0%
Basic Materials	0.8%
Utilities	0.4%

Total Long-Term Investments	103.3%
Short-Term Investments and Other Assets and Liabilities	(3.3)%

Net Assets	100.0%

MML Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/20

Quidel Corp.	2.2%
Cable One, Inc.	1.6%
Littelfuse, Inc.	1.5%
Home BancShares, Inc.	1.5%
PennyMac Financial Services, Inc.	1.4%
Terreno Realty Corp.	1.4%
Strategic Education, Inc.	1.3%
FTI Consulting, Inc.	1.3%
Chesapeake Utilities Corp.	1.3%
Ceridian HCM Holding, Inc.	1.3%

14.8%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/20

Financial	33.2%
Consumer, Non-cyclical	17.3%
Industrial	13.7%
Consumer, Cyclical	10.2%
Technology	6.6%
Utilities	6.0%
Energy	4.1%
Basic Materials	4.0%
Communications	3.2%
Mutual Funds	1.0%
Diversified	0.2%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MML Small/Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/20

Papa John’s International, Inc.	1.7%
Regal Beloit Corp.	1.7%
Williams-Sonoma, Inc.	1.7%
The Hain Celestial Group, Inc.	1.7%
Brunswick Corp.	1.7%
Masonite International Corp.	1.7%
PulteGroup, Inc.	1.6%
Callaway Golf Co.	1.6%
Quanta Services, Inc.	1.5%
Everest Re Group Ltd.	1.5%

16.4%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/20

Financial	31.1%
Industrial	19.0%
Consumer, Cyclical	18.2%
Consumer, Non-cyclical	11.9%
Technology	8.7%
Utilities	4.0%
Energy	3.4%
Basic Materials	2.3%
Communications	0.8%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

U.S. Government Agency Obligations and Instrumentalities	36.5%
Corporate Debt	28.3%
Non-U.S. Government Agency Obligations	13.6%
U.S. Treasury Obligations	12.7%
Municipal Obligations	1.7%
Sovereign Debt Obligations	0.8%
Bank Loans	0.7%

Total Long-Term Investments	94.3%
Short-Term Investments and Other Assets and Liabilities	5.7%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 0.4%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	257	$62,055
Linde PLC	6,801	1,442,560
The Sherwin-Williams Co.	897	518,332

		2,022,947

		2,022,947

Communications — 36.6%
Internet — 36.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	89,155	19,230,734
Alphabet, Inc. Class A (a)	3,967	5,625,404
Alphabet, Inc. Class C (a)	17,827	25,200,425
Amazon.com, Inc. (a)	20,539	56,663,404
Booking Holdings, Inc. (a)	2,432	3,872,571
Etsy, Inc. (a)	6,000	637,380
Facebook, Inc. Class A (a)	137,145	31,141,515
IAC/InterActiveCorp (a)	10,972	3,548,345
Match Group, Inc. (a) (b)	543	58,128
Netflix, Inc. (a)	25,123	11,431,970
Snap, Inc. Class A (a)	57,400	1,348,326
Spotify Technology SA (a)	9,550	2,465,715
Tencent Holdings Ltd.	207,900	13,354,209
Trip.com Group Ltd. ADR (a)	2,145	55,598
Wix.com Ltd. (a)	8,508	2,179,920

		176,813,644

Telecommunications — 0.0%
Motorola Solutions, Inc.	272	38,115

		176,851,759

Consumer, Cyclical — 3.8%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	239	8,272

Apparel — 0.1%
NIKE, Inc. Class B	3,445	337,782

Auto Parts & Equipment — 0.1%
Aptiv PLC	3,418	266,330

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,074	446,135
Marriott International, Inc. Class A	13,404	1,149,125
Wynn Resorts Ltd.	818	60,933

		1,656,193

Retail — 3.3%
Chipotle Mexican Grill, Inc. (a)	1,803	1,897,405
Dollar General Corp.	30,636	5,836,464
Dollar Tree, Inc. (a)	2,866	265,621
Lululemon Athletica, Inc. (a)	10,816	3,374,700

	Number of Shares	Value
McDonald’s Corp.	1,601	$295,336
Restaurant Brands International, Inc.	1,047	57,198
Ross Stores, Inc.	33,912	2,890,659
The TJX Cos., Inc.	11,642	588,620
Yum! Brands, Inc.	11,800	1,025,538

		16,231,541

		18,500,118

Consumer, Non-cyclical — 20.8%
Beverages — 0.1%
Constellation Brands, Inc. Class A	2,167	379,117

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	10,164	1,140,807
Exact Sciences Corp. (a) (b)	9,678	841,405
Incyte Corp. (a)	20,279	2,108,408
Regeneron Pharmaceuticals, Inc. (a)	658	410,362
Seattle Genetics, Inc. (a)	2,509	426,329
Vertex Pharmaceuticals, Inc. (a)	30,493	8,852,423

		13,779,734

Commercial Services — 6.7%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (c) (d) (e)	138,153	969,834
Automatic Data Processing, Inc.	395	58,811
Cintas Corp.	4,160	1,108,058
CoStar Group, Inc. (a)	4,299	3,055,170
Equifax, Inc.	12,895	2,216,393
FleetCor Technologies, Inc. (a)	3,804	956,820
Global Payments, Inc.	49,451	8,387,879
IHS Markit Ltd.	1,810	136,655
PayPal Holdings, Inc. (a)	68,522	11,938,588
S&P Global, Inc.	11,044	3,638,777

		32,466,985

Health Care – Products — 4.9%
Danaher Corp.	34,383	6,079,946
Intuitive Surgical, Inc. (a)	10,569	6,022,533
Stryker Corp.	34,663	6,245,926
Teleflex, Inc.	156	56,781
Thermo Fisher Scientific, Inc.	14,302	5,182,187

		23,587,373

Health Care – Services — 5.4%
Anthem, Inc.	14,617	3,843,979
Centene Corp. (a)	53,010	3,368,785
Cigna Corp. (a)	42,433	7,962,552
HCA Healthcare, Inc.	5,297	514,127
Humana, Inc.	3,000	1,163,250
UnitedHealth Group, Inc.	31,598	9,319,830

		26,172,523

Pharmaceuticals — 0.8%
AbbVie, Inc.	1,132	111,140

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Becton Dickinson and Co.	11,201	$2,680,063
Zoetis, Inc.	9,538	1,307,087

		4,098,290

		100,484,022

Energy — 0.1%
Oil & Gas — 0.1%
Pioneer Natural Resources Co.	1,961	191,590

Financial — 9.0%
Banks — 0.9%
The Goldman Sachs Group, Inc.	9,890	1,954,462
Morgan Stanley	42,424	2,049,079
State Street Corp.	3,504	222,679

		4,226,220

Diversified Financial Services — 6.6%
The Charles Schwab Corp.	18,445	622,334
Intercontinental Exchange, Inc.	24,234	2,219,835
Mastercard, Inc. Class A	44,169	13,060,773
Visa, Inc. Class A	82,484	15,933,434

		31,836,376

Insurance — 1.4%
American International Group, Inc.	20,560	641,061
Chubb Ltd.	5,435	688,180
Marsh & McLennan Cos., Inc.	16,103	1,728,979
Willis Towers Watson PLC	20,538	4,044,959

		7,103,179

Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp.	959	247,940

		43,413,715

Industrial — 1.7%
Aerospace & Defense — 0.1%
The Boeing Co.	191	35,010
L3 Harris Technologies, Inc.	1,799	305,236
Northrop Grumman Corp.	176	54,110

		394,356

Electronics — 0.8%
Agilent Technologies, Inc.	881	77,854
Fortive Corp.	9,880	668,481
Honeywell International, Inc.	182	26,315
Roper Technologies, Inc.	7,550	2,931,363

		3,704,013

Miscellaneous – Manufacturing — 0.0%
General Electric Co.	8,023	54,797

Transportation — 0.8%
Canadian Pacific Railway Ltd.	3,754	958,547
Kansas City Southern	6,384	953,067
Norfolk Southern Corp.	3,360	589,915

	Number of Shares	Value
Union Pacific Corp.	8,829	$1,492,719

		3,994,248

		8,147,414

Technology — 27.2%
Computers — 3.9%
Apple, Inc.	51,293	18,711,686

Semiconductors — 3.5%
Advanced Micro Devices, Inc. (a)	38,016	2,000,022
Applied Materials, Inc.	31,082	1,878,907
KLA Corp.	1,341	260,798
Lam Research Corp.	4,418	1,429,046
Marvell Technology Group Ltd.	85,796	3,008,008
Maxim Integrated Products, Inc.	8,430	510,942
NVIDIA Corp.	14,763	5,608,611
QUALCOMM, Inc.	16,503	1,505,239
Texas Instruments, Inc.	5,654	717,888

		16,919,461

Software — 19.8%
Atlassian Corp. PLC Class A (a)	8,863	1,597,733
Citrix Systems, Inc.	4,100	606,431
Coupa Software, Inc. (a)	1,510	418,330
DocuSign, Inc. (a)	13,872	2,388,897
Electronic Arts, Inc. (a)	1,039	137,200
Fidelity National Information Services, Inc.	55,838	7,487,317
Fiserv, Inc. (a)	58,674	5,727,756
Intuit, Inc.	31,297	9,269,859
Microsoft Corp.	137,242	27,930,119
MSCI, Inc.	1,650	550,803
Paycom Software, Inc. (a)	3,163	979,676
salesforce.com, Inc. (a)	49,950	9,357,134
Sea Ltd. (a)	25,100	2,691,724
ServiceNow, Inc. (a)	28,576	11,574,995
Splunk, Inc. (a)	22,437	4,458,232
Synopsys, Inc. (a)	16,633	3,243,435
Twilio, Inc. Class A (a)	1,000	219,420
Veeva Systems, Inc. Class A (a)	5,484	1,285,559
VMware, Inc. Class A (a) (b)	6,052	937,213
Workday, Inc. Class A (a)	22,494	4,214,476
Zoom Video Communications, Inc. Class A (a)	3,400	862,036

		95,938,345

		131,569,492

Utilities — 0.1%
Electric — 0.1%
Sempra Energy	2,595	304,212

TOTAL COMMON STOCK (Cost $263,817,338)		481,485,269

TOTAL EQUITIES (Cost $263,817,338)		481,485,269

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	58,667	$58,667

TOTAL MUTUAL FUNDS (Cost $58,667)		58,667

TOTAL LONG-TERM INVESTMENTS (Cost $263,876,005)		481,543,936

SHORT-TERM INVESTMENTS — 0.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$2,105,356	2,105,356

TOTAL SHORT-TERM INVESTMENTS (Cost $2,106,431)		2,106,431

TOTAL INVESTMENTS — 100.1% (Cost $265,982,436) (h)		483,650,367

Other Assets/(Liabilities) — (0.1)%		(571,169)

NET ASSETS — 100.0%		$483,079,198

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $1,507,622 or 0.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,451,219 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $969,834 or 0.20% of net assets.
(e)

Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $969,834 or 0.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $2,105,356. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $2,147,534.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	88.9%
Cayman Islands	7.3%
Ireland	1.1%
Bermuda	0.7%
Luxembourg	0.5%
Israel	0.5%
United Kingdom	0.4%
Canada	0.2%
Switzerland	0.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 94.1%
Basic Materials — 5.1%
Chemicals — 3.7%
Akzo Nobel NV	9,264	$828,800
CF Industries Holdings, Inc.	183,300	5,158,062
DuPont de Nemours, Inc.	163,405	8,681,707
PPG Industries, Inc.	8,200	869,692

		15,538,261

Forest Products & Paper — 1.4%
International Paper Co.	160,704	5,658,388

		21,196,649

Communications — 7.0%
Media — 4.4%
Comcast Corp. Class A	167,915	6,545,327
Fox Corp. Class B (a)	169,615	4,552,466
News Corp. Class A	344,486	4,085,604
The Walt Disney Co.	26,984	3,008,986

		18,192,383

Telecommunications — 2.6%
AT&T, Inc.	29,248	884,167
Cisco Systems, Inc.	136,914	6,385,669
Corning, Inc.	31,000	802,900
Verizon Communications, Inc.	54,204	2,988,267

		11,061,003

		29,253,386

Consumer, Cyclical — 4.2%
Airlines — 0.3%
Alaska Air Group, Inc.	33,257	1,205,899

Auto Manufacturers — 1.1%
General Motors Co.	27,700	700,810
PACCAR, Inc.	29,600	2,215,560
Volkswagen AG	111,039	1,692,234

		4,608,604

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. (b)	6,600	331,980

Lodging — 1.0%
Las Vegas Sands Corp.	81,100	3,693,294
MGM Resorts International	30,700	515,760

		4,209,054

Retail — 1.2%
Kohl’s Corp.	80,800	1,678,216
McDonald’s Corp.	5,100	940,797
Walmart, Inc.	20,836	2,495,736

		5,114,749

Toys, Games & Hobbies — 0.5%
Mattel, Inc. (a)	205,000	1,982,350

		17,452,636

	Number of Shares	Value
Consumer, Non-cyclical — 22.2%
Agriculture — 2.2%
Altria Group, Inc.	10,700	$419,975
Bunge Ltd.	27,700	1,139,301
Philip Morris International, Inc.	107,300	7,517,438

		9,076,714

Biotechnology — 1.1%
Gilead Sciences, Inc.	58,640	4,511,762

Commercial Services — 0.7%
Nielsen Holdings PLC	194,729	2,893,673

Foods — 3.5%
Conagra Brands, Inc.	190,539	6,701,257
Mondelez International, Inc. Class A	6,600	337,458
Tyson Foods, Inc. Class A	124,800	7,451,808

		14,490,523

Health Care – Products — 1.9%
Medtronic PLC	65,283	5,986,451
Zimmer Biomet Holdings, Inc.	16,800	2,005,248

		7,991,699

Health Care – Services — 1.6%
Anthem, Inc.	24,558	6,458,263

Household Products & Wares — 1.7%
Kimberly-Clark Corp.	51,187	7,235,282

Pharmaceuticals — 9.5%
AbbVie, Inc.	82,600	8,109,668
Becton Dickinson and Co.	22,457	5,373,286
Bristol-Myers Squibb Co.	14,400	846,720
CVS Health Corp.	112,641	7,318,286
GlaxoSmithKline PLC	88,910	1,801,489
GlaxoSmithKline PLC Sponsored ADR	23,100	942,249
Johnson & Johnson	52,449	7,375,903
Merck & Co., Inc.	19,900	1,538,867
Pfizer, Inc.	189,901	6,209,763

		39,516,231

		92,174,147

Energy — 8.3%
Oil & Gas — 4.7%
Chevron Corp.	13,086	1,167,664
EOG Resources, Inc.	23,900	1,210,774
Exxon Mobil Corp.	91,275	4,081,818
Hess Corp.	14,600	756,426
Occidental Petroleum Corp.	86,429	1,581,651
Pioneer Natural Resources Co.	13,300	1,299,410
Total SA	219,569	8,363,294
Total SA Sponsored ADR	26,400	1,015,344

		19,476,381

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.6%
Halliburton Co.	176,900	$2,296,162

Pipelines — 3.0%
Enbridge, Inc.	121,180	3,686,296
Targa Resources Corp.	131,617	2,641,553
TC Energy Corp.	145,503	6,236,258

		12,564,107

		34,336,650

Financial — 23.2%
Banks — 9.9%
Bank of America Corp.	40,377	958,954
Fifth Third Bancorp	304,885	5,878,183
JP Morgan Chase & Co.	58,511	5,503,544
Morgan Stanley	183,900	8,882,370
Northern Trust Corp.	9,000	714,060
The PNC Financial Services Group, Inc.	24,600	2,588,166
State Street Corp.	90,400	5,744,920
Wells Fargo & Co.	429,300	10,990,080

		41,260,277

Diversified Financial Services — 1.0%
Franklin Resources, Inc.	77,749	1,630,397
Raymond James Financial, Inc.	34,900	2,402,167

		4,032,564

Insurance — 8.2%
American International Group, Inc.	239,895	7,479,926
Chubb Ltd.	72,519	9,182,356
Equitable Holdings, Inc.	145,170	2,800,329
Loews Corp.	145,880	5,002,225
Marsh & McLennan Cos., Inc.	11,600	1,245,492
MetLife, Inc.	199,070	7,270,037
Willis Towers Watson PLC	6,041	1,189,775

		34,170,140

Real Estate Investment Trusts (REITS) — 4.1%
Equity Residential	82,859	4,873,766
Rayonier, Inc.	131,241	3,253,464
SL Green Realty Corp.	53,221	2,623,263
Weyerhaeuser Co.	269,471	6,052,319

		16,802,812

		96,265,793

Industrial — 9.5%
Aerospace & Defense — 2.8%
The Boeing Co.	33,677	6,172,994
L3 Harris Technologies, Inc.	32,087	5,444,202

		11,617,196

Building Materials — 0.5%
Johnson Controls International PLC	58,502	1,997,258

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	42,600	2,642,478

	Number of Shares	Value
Electronics — 0.3%
nVent Electric PLC	27,700	$518,821
TE Connectivity Ltd.	8,300	676,865

		1,195,686

Environmental Controls — 0.8%
Stericycle, Inc. (a)	58,302	3,263,746

Hand & Machine Tools — 0.5%
Snap-on, Inc.	16,000	2,216,160

Machinery – Diversified — 0.1%
Flowserve Corp.	9,064	258,505

Miscellaneous – Manufacturing — 1.9%
General Electric Co.	1,155,200	7,890,016

Transportation — 2.0%
United Parcel Service, Inc. Class B	75,221	8,363,071

		39,444,116

Technology — 7.0%
Computers — 0.1%
Western Digital Corp.	11,000	485,650

Semiconductors — 5.4%
Applied Materials, Inc.	73,571	4,447,367
NXP Semiconductor NV	10,400	1,186,016
QUALCOMM, Inc.	133,733	12,197,787
Texas Instruments, Inc.	35,373	4,491,310

		22,322,480

Software — 1.5%
Microsoft Corp.	30,628	6,233,104

		29,041,234

Utilities — 7.6%
Electric — 5.8%
Ameren Corp.	14,400	1,013,184
CenterPoint Energy, Inc.	79,500	1,484,265
Edison International	82,093	4,458,471
NextEra Energy, Inc.	13,806	3,315,787
Sempra Energy	25,640	3,005,777
The Southern Co.	207,375	10,752,394

		24,029,878

Gas — 1.8%
NiSource, Inc.	338,206	7,690,804

		31,720,682

TOTAL COMMON STOCK (Cost $389,827,985)		390,885,293

PREFERRED STOCK — 2.0%
Consumer, Non-cyclical — 0.5%
Pharmaceuticals — 0.5%
Becton Dickinson and Co. Convertible 6.000% (b)	37,343	1,986,647

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.5%
Electric — 1.5%
NextEra Energy, Inc. Convertible 5.279%	29,376	$1,247,011
Sempra Energy Convertible 6.000%	24,522	2,396,535
Sempra Energy Convertible 6.750%	7,448	731,841
The Southern Co. Convertible 6.750%	41,015	1,807,121

		6,182,508

TOTAL PREFERRED STOCK (Cost $8,548,815)		8,169,155

TOTAL EQUITIES (Cost $398,376,800)		399,054,448

	Principal Amount

BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	$895,000	817,247

TOTAL CORPORATE DEBT (Cost $895,000)		817,247

TOTAL BONDS & NOTES (Cost $895,000)		817,247

	Number of Shares

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)	2,014,810	2,014,810

TOTAL MUTUAL FUNDS (Cost $2,014,810)		2,014,810

TOTAL LONG-TERM INVESTMENTS (Cost $401,286,610)		401,886,505

SHORT-TERM INVESTMENTS — 2.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

TOTAL MUTUAL FUND (Cost $1,075)		1,075

	Principal Amount	Value
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$10,065,801	$10,065,801

TOTAL SHORT-TERM INVESTMENTS (Cost $10,066,876)		10,066,876

TOTAL INVESTMENTS — 99.2% (Cost $411,353,486) (f)		411,953,381

Other Assets/(Liabilities) — 0.8%		3,196,383

NET ASSETS — 100.0%		$415,149,764

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $2,295,411 or 0.55% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $335,316 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $817,247 or 0.20% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $10,065,801. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $10,267,215.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/18/20	22	$3,321,746	$77,474

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,780	$1,154,179
Albemarle Corp.	2,301	177,660
Celanese Corp.	2,559	220,944
CF Industries Holdings, Inc.	4,627	130,204
Corteva, Inc. (a)	16,196	433,891
Dow, Inc. (a)	16,031	653,424
DuPont de Nemours, Inc.	15,881	843,758
Eastman Chemical Co.	2,941	204,811
Ecolab, Inc.	5,352	1,064,780
FMC Corp.	2,802	279,135
International Flavors & Fragrances, Inc.	2,312	283,127
Linde PLC	11,366	2,410,842
LyondellBasell Industries NV Class A	5,561	365,469
The Mosaic Co.	7,547	94,413
PPG Industries, Inc.	5,106	541,542
The Sherwin-Williams Co.	1,749	1,010,660

		9,868,839

Forest Products & Paper — 0.1%
International Paper Co.	8,490	298,933

Iron & Steel — 0.0%
Nucor Corp.	6,517	269,869

Mining — 0.3%
Freeport-McMoRan, Inc.	31,424	363,576
Newmont Corp.	17,370	1,072,424

		1,436,000

		11,873,641

Communications — 16.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	8,432	144,693
Omnicom Group, Inc.	4,638	253,235

		397,928

Internet — 11.3%
Alphabet, Inc. Class A (a)	6,494	9,208,817
Alphabet, Inc. Class C (a)	6,330	8,948,151
Amazon.com, Inc. (a)	9,067	25,014,221
Booking Holdings, Inc. (a)	886	1,410,813
CDW Corp.	3,080	357,834
eBay, Inc.	14,295	749,773
Expedia Group, Inc.	2,932	241,010
F5 Networks, Inc. (a)	1,318	183,835
Facebook, Inc. Class A (a)	52,040	11,816,723
Netflix, Inc. (a)	9,518	4,331,071
NortonLifeLock, Inc.	11,728	232,566

	Number of Shares	Value
Twitter, Inc. (a)	16,981	$505,864
VeriSign, Inc. (a)	2,200	455,026

		63,455,704

Media — 1.9%
Charter Communications, Inc. Class A (a)	3,262	1,663,751
Comcast Corp. Class A	98,574	3,842,415
Discovery, Inc. Class A (a) (b)	3,463	73,069
Discovery, Inc. Class C (a)	6,847	131,873
DISH Network Corp. Class A (a)	5,565	192,048
Fox Corp. Class A	7,416	198,897
Fox Corp. Class B (a)	3,447	92,517
News Corp. Class A	8,416	99,814
News Corp. Class B	2,653	31,703
ViacomCBS, Inc. Class B	11,699	272,821
The Walt Disney Co.	39,092	4,359,149

		10,958,057

Telecommunications — 3.0%
Arista Networks, Inc. (a)	1,163	244,265
AT&T, Inc.	154,201	4,661,496
CenturyLink, Inc.	21,327	213,910
Cisco Systems, Inc.	91,782	4,280,713
Corning, Inc.	16,426	425,433
Juniper Networks, Inc.	7,177	164,066
Motorola Solutions, Inc.	3,681	515,819
T-Mobile US, Inc. (a)	11,909	1,240,322
Verizon Communications, Inc.	89,556	4,937,222

		16,683,246

		91,494,935

Consumer, Cyclical — 7.7%
Airlines — 0.2%
Alaska Air Group, Inc.	2,653	96,198
American Airlines Group, Inc. (b)	10,755	140,568
Delta Air Lines, Inc.	12,286	344,622
Southwest Airlines Co.	11,608	396,761
United Airlines Holdings, Inc. (a)	5,468	189,248

		1,167,397

Apparel — 0.6%
Hanesbrands, Inc. (b)	7,532	85,036
NIKE, Inc. Class B	26,837	2,631,368
PVH Corp.	1,535	73,757
Ralph Lauren Corp.	1,034	74,986
Tapestry, Inc.	5,951	79,029
Under Armour, Inc. Class A (a)	4,084	39,778
Under Armour, Inc. Class C (a)	4,186	37,004
VF Corp.	6,901	420,547

		3,441,505

Auto Manufacturers — 0.4%
Cummins, Inc.	3,193	553,219

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ford Motor Co.	84,459	$513,511
General Motors Co.	27,241	689,197
PACCAR, Inc.	7,482	560,028

		2,315,955

Auto Parts & Equipment — 0.1%
Aptiv PLC	5,516	429,807
BorgWarner, Inc.	4,487	158,391

		588,198

Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,471	372,300
Fastenal Co.	12,397	531,087
LKQ Corp. (a)	6,579	172,370
W.W. Grainger, Inc.	937	294,368

		1,370,125

Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	3,075	136,315

Home Builders — 0.2%
D.R. Horton, Inc.	7,160	397,022
Lennar Corp. Class A	5,943	366,208
NVR, Inc. (a)	75	244,406
PulteGroup, Inc.	5,455	185,633

		1,193,269

Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,855	100,353
Whirlpool Corp.	1,345	174,218

		274,571

Housewares — 0.0%
Newell Brands, Inc.	8,262	131,201

Leisure Time — 0.1%
Carnival Corp. (b)	10,253	168,354
Norwegian Cruise Line Holdings Ltd. (a)	5,548	91,154
Royal Caribbean Cruises Ltd. (b)	3,716	186,915

		446,423

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,001	440,774
Las Vegas Sands Corp.	7,273	331,212
Marriott International, Inc. Class A	5,825	499,377
MGM Resorts International	10,674	179,323
Wynn Resorts Ltd.	2,102	156,578

		1,607,264

Retail — 5.4%
Advance Auto Parts, Inc.	1,496	213,105
AutoZone, Inc. (a)	505	569,701
Best Buy Co., Inc.	4,920	429,368
CarMax, Inc. (a)	3,522	315,395
Chipotle Mexican Grill, Inc. (a)	555	584,060
Costco Wholesale Corp.	9,556	2,897,475
Darden Restaurants, Inc.	2,811	212,989

	Number of Shares	Value
Dollar General Corp.	5,448	$1,037,899
Dollar Tree, Inc. (a)	5,134	475,819
Domino’s Pizza, Inc.	847	312,916
The Gap, Inc.	4,607	58,140
Genuine Parts Co.	3,122	271,489
The Home Depot, Inc.	23,277	5,831,121
Kohl’s Corp.	3,414	70,909
L Brands, Inc.	5,051	75,613
Lowe’s Cos., Inc.	16,340	2,207,861
McDonald’s Corp.	16,092	2,968,491
O’Reilly Automotive, Inc. (a)	1,606	677,202
Ross Stores, Inc.	7,691	655,581
Starbucks Corp.	25,280	1,860,355
Target Corp.	10,821	1,297,763
Tiffany & Co.	2,364	288,266
The TJX Cos., Inc.	25,925	1,310,768
Tractor Supply Co.	2,502	329,739
Ulta Beauty, Inc. (a)	1,219	247,969
Walgreens Boots Alliance, Inc.	15,947	675,993
Walmart, Inc.	30,645	3,670,658
Yum! Brands, Inc.	6,514	566,132

		30,112,777

Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,291	131,372

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,758	206,712

		43,123,084

Consumer, Non-cyclical — 22.1%
Agriculture — 0.8%
Altria Group, Inc.	40,219	1,578,596
Archer-Daniels-Midland Co.	12,022	479,678
Philip Morris International, Inc.	33,700	2,361,022

		4,419,296

Beverages — 1.7%
Brown-Forman Corp. Class B	3,947	251,266
The Coca-Cola Co.	83,656	3,737,750
Constellation Brands, Inc. Class A	3,635	635,943
Molson Coors Beverage Co. Class B	4,070	139,845
Monster Beverage Corp. (a)	8,091	560,868
PepsiCo, Inc.	30,029	3,971,636

		9,297,308

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	4,779	536,395
Amgen, Inc.	12,731	3,002,734
Bio-Rad Laboratories, Inc. Class A (a)	463	209,040
Biogen, Inc. (a)	3,532	944,986
Gilead Sciences, Inc.	27,139	2,088,075
Illumina, Inc. (a)	3,181	1,178,083
Incyte Corp. (a)	3,905	406,003
Regeneron Pharmaceuticals, Inc. (a)	2,183	1,361,428

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	5,611	$1,628,929

		11,355,673

Commercial Services — 2.4%
Automatic Data Processing, Inc.	9,301	1,384,826
Cintas Corp.	1,824	485,841
Equifax, Inc.	2,627	451,529
FleetCor Technologies, Inc. (a)	1,814	456,275
Gartner, Inc. (a)	1,930	234,167
Global Payments, Inc.	6,473	1,097,950
H&R Block, Inc. (b)	4,166	59,491
IHS Markit Ltd.	8,633	651,792
MarketAxess Holdings, Inc.	820	410,754
Moody’s Corp.	3,490	958,808
Nielsen Holdings PLC	7,715	114,645
PayPal Holdings, Inc. (a)	25,412	4,427,533
Quanta Services, Inc.	2,979	116,866
Robert Half International, Inc.	2,480	131,018
Rollins, Inc.	3,047	129,162
S&P Global, Inc.	5,214	1,717,909
United Rentals, Inc. (a)	1,559	232,353
Verisk Analytics, Inc.	3,512	597,742

		13,658,661

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	18,537	1,358,021
Coty, Inc. Class A	6,441	28,791
The Estee Lauder Cos., Inc. Class A	4,864	917,739
The Procter & Gamble Co.	53,579	6,406,441

		8,710,992

Foods — 1.2%
Campbell Soup Co.	3,662	181,745
Conagra Brands, Inc.	10,541	370,727
General Mills, Inc.	13,109	808,170
The Hershey Co.	3,190	413,488
Hormel Foods Corp.	6,065	292,757
The J.M. Smucker Co.	2,468	261,139
Kellogg Co.	5,414	357,649
The Kraft Heinz Co.	13,486	430,068
The Kroger Co.	17,015	575,958
Lamb Weston Holdings, Inc.	3,161	202,083
McCormick & Co., Inc.	2,676	480,101
Mondelez International, Inc. Class A	30,894	1,579,610
Sysco Corp.	10,986	600,495
Tyson Foods, Inc. Class A	6,370	380,353

		6,934,343

Health Care – Products — 3.9%
Abbott Laboratories	38,282	3,500,123
ABIOMED, Inc. (a)	973	235,038
Align Technology, Inc. (a)	1,551	425,656
Baxter International, Inc.	11,012	948,133
Boston Scientific Corp. (a)	30,920	1,085,601
The Cooper Cos., Inc.	1,063	301,509

	Number of Shares	Value
Danaher Corp.	13,618	$2,408,071
Dentsply Sirona, Inc.	4,741	208,889
Edwards Lifesciences Corp. (a)	13,411	926,834
Henry Schein, Inc. (a)	3,090	180,425
Hologic, Inc. (a)	5,588	318,516
IDEXX Laboratories, Inc. (a)	1,838	606,834
Intuitive Surgical, Inc. (a)	2,524	1,438,251
Medtronic PLC	29,024	2,661,501
ResMed, Inc.	3,131	601,152
Steris PLC	1,838	282,023
Stryker Corp.	6,976	1,257,006
Teleflex, Inc.	1,004	365,436
Thermo Fisher Scientific, Inc.	8,548	3,097,282
Varian Medical Systems, Inc. (a)	1,965	240,752
West Pharmaceutical Services, Inc.	1,593	361,882
Zimmer Biomet Holdings, Inc.	4,476	534,255

		21,985,169

Health Care – Services — 2.3%
Anthem, Inc.	5,456	1,434,819
Centene Corp. (a)	12,534	796,536
Cigna Corp. (a)	7,986	1,498,573
DaVita, Inc. (a)	1,845	146,013
HCA Healthcare, Inc.	5,699	553,145
Humana, Inc.	2,861	1,109,353
IQVIA Holdings, Inc. (a)	3,844	545,387
Laboratory Corp. of America Holdings (a)	2,104	349,495
Quest Diagnostics, Inc.	2,894	329,800
UnitedHealth Group, Inc.	20,525	6,053,849
Universal Health Services, Inc. Class B	1,681	156,148

		12,973,118

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,803	205,704
Church & Dwight Co., Inc.	5,322	411,391
The Clorox Co.	2,707	593,835
Kimberly-Clark Corp.	7,370	1,041,749

		2,252,679

Pharmaceuticals — 5.9%
AbbVie, Inc.	38,141	3,744,683
AmerisourceBergen Corp.	3,214	323,875
Becton Dickinson and Co.	6,382	1,527,021
Bristol-Myers Squibb Co.	48,970	2,879,436
Cardinal Health, Inc.	6,319	329,789
CVS Health Corp.	28,288	1,837,871
DexCom, Inc. (a)	1,998	809,989
Eli Lilly and Co.	18,227	2,992,509
Johnson & Johnson	57,019	8,018,582
McKesson Corp.	3,504	537,584
Merck & Co., Inc.	54,627	4,224,306
Mylan NV (a)	11,195	180,016
Perrigo Co. PLC	2,950	163,047

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	120,219	$3,931,161
Zoetis, Inc.	10,279	1,408,634

		32,908,503

		124,495,742

Energy — 2.8%
Oil & Gas — 2.3%
Apache Corp.	8,168	110,268
Cabot Oil & Gas Corp.	8,626	148,195
Chevron Corp.	40,406	3,605,427
Concho Resources, Inc.	4,257	219,235
ConocoPhillips	23,210	975,284
Devon Energy Corp.	8,296	94,077
Diamondback Energy, Inc.	3,415	142,815
EOG Resources, Inc.	12,597	638,164
Exxon Mobil Corp.	91,508	4,092,238
Hess Corp.	5,650	292,726
HollyFrontier Corp.	3,223	94,112
Marathon Oil Corp.	17,155	104,989
Marathon Petroleum Corp.	14,073	526,049
Noble Energy, Inc.	10,382	93,023
Occidental Petroleum Corp.	19,478	356,447
Phillips 66	9,451	679,527
Pioneer Natural Resources Co.	3,568	348,593
Valero Energy Corp.	8,824	519,028

		13,040,197

Oil & Gas Services — 0.2%
Baker Hughes Co.	14,176	218,169
Halliburton Co.	18,986	246,438
National Oilwell Varco, Inc.	8,421	103,157
Schlumberger Ltd.	30,006	551,810
TechnipFMC PLC	9,078	62,094

		1,181,668

Pipelines — 0.3%
Kinder Morgan, Inc.	42,092	638,536
ONEOK, Inc.	8,958	297,585
The Williams Cos., Inc.	26,273	499,712

		1,435,833

		15,657,698

Financial — 14.4%
Banks — 4.3%
Bank of America Corp.	168,984	4,013,370
The Bank of New York Mellon Corp.	17,438	673,979
Citigroup, Inc.	45,055	2,302,311
Citizens Financial Group, Inc.	9,233	233,041
Comerica, Inc.	3,009	114,643
Fifth Third Bancorp	15,408	297,066
First Republic Bank	3,711	393,329
The Goldman Sachs Group, Inc.	6,698	1,323,659
Huntington Bancshares, Inc.	21,950	198,318

	Number of Shares	Value
JP Morgan Chase & Co.	65,944	$6,202,693
KeyCorp	21,110	257,120
M&T Bank Corp.	2,776	288,621
Morgan Stanley	25,917	1,251,791
Northern Trust Corp.	4,503	357,268
The PNC Financial Services Group, Inc.	9,182	966,038
Regions Financial Corp.	20,712	230,317
State Street Corp.	7,617	484,060
SVB Financial Group (a)	1,115	240,316
Truist Financial Corp.	29,162	1,095,033
US Bancorp	29,666	1,092,302
Wells Fargo & Co.	80,747	2,067,123
Zions Bancorp NA	3,546	120,564

		24,202,962

Diversified Financial Services — 4.0%
American Express Co.	14,286	1,360,027
Ameriprise Financial, Inc.	2,648	397,306
BlackRock, Inc.	3,339	1,816,716
Capital One Financial Corp.	9,854	616,762
Cboe Global Markets, Inc.	2,375	221,540
The Charles Schwab Corp.	24,798	836,685
CME Group, Inc.	7,761	1,261,473
Discover Financial Services	6,629	332,047
E*TRADE Financial Corp.	4,784	237,908
Franklin Resources, Inc.	6,003	125,883
Intercontinental Exchange, Inc.	11,843	1,084,819
Invesco Ltd.	8,144	87,629
Mastercard, Inc. Class A	19,128	5,656,150
Nasdaq, Inc.	2,483	296,644
Raymond James Financial, Inc.	2,639	181,642
Synchrony Financial	11,622	257,544
T. Rowe Price Group, Inc.	4,925	608,237
Visa, Inc. Class A	36,513	7,053,216
The Western Union Co.	8,893	192,267

		22,624,495

Insurance — 3.2%
Aflac, Inc.	15,528	559,474
The Allstate Corp.	6,798	659,338
American International Group, Inc.	18,640	581,195
Aon PLC Class A	5,001	963,193
Arthur J Gallagher & Co.	4,104	400,099
Assurant, Inc.	1,291	133,347
Berkshire Hathaway, Inc. Class B (a)	42,073	7,510,451
Chubb Ltd.	9,768	1,236,824
Cincinnati Financial Corp.	3,266	209,122
Everest Re Group Ltd.	865	178,363
Globe Life, Inc.	2,119	157,293
The Hartford Financial Services Group, Inc.	7,750	298,763
Lincoln National Corp.	4,182	153,856
Loews Corp.	5,238	179,611

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	11,042	$1,185,580
MetLife, Inc.	16,696	609,738
Principal Financial Group, Inc.	5,512	228,968
The Progressive Corp.	12,667	1,014,753
Prudential Financial, Inc.	8,549	520,634
The Travelers Cos., Inc.	5,472	624,082
Unum Group	4,402	73,029
W.R. Berkley Corp.	3,056	175,078
Willis Towers Watson PLC	2,786	548,703

		18,201,494

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	7,254	328,026

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	2,731	443,105
American Tower Corp.	9,594	2,480,433
Apartment Investment and Management Co. Class A	3,222	121,276
AvalonBay Communities, Inc.	3,046	471,033
Boston Properties, Inc.	3,123	282,257
Crown Castle International Corp.	9,021	1,509,664
Digital Realty Trust, Inc.	5,807	825,233
Duke Realty Corp.	7,969	282,023
Equinix, Inc.	1,916	1,345,607
Equity Residential	7,567	445,091
Essex Property Trust, Inc.	1,416	324,505
Extra Space Storage, Inc.	2,794	258,082
Federal Realty Investment Trust	1,516	129,178
Healthpeak Properties, Inc.	11,649	321,046
Host Hotels & Resorts, Inc.	15,257	164,623
Iron Mountain, Inc. (b)	6,230	162,603
Kimco Realty Corp.	9,361	120,195
Mid-America Apartment Communities, Inc.	2,475	283,808
Prologis, Inc.	15,985	1,491,880
Public Storage	3,253	624,218
Realty Income Corp.	7,432	442,204
Regency Centers Corp.	3,671	168,462
SBA Communications Corp.	2,416	719,775
Simon Property Group, Inc.	6,617	452,471
SL Green Realty Corp.	1,656	81,624
UDR, Inc.	6,382	238,559
Ventas, Inc.	8,074	295,670
Vornado Realty Trust	3,433	131,175
Welltower, Inc.	9,035	467,561
Weyerhaeuser Co.	16,150	362,729

		15,446,090

Savings & Loans — 0.0%
People’s United Financial, Inc.	9,191	106,340

		80,909,407

Industrial — 7.7%
Aerospace & Defense — 1.7%
The Boeing Co.	11,605	2,127,197

	Number of Shares	Value
General Dynamics Corp.	5,029	$751,634
Howmet Aerospace, Inc.	8,306	131,650
L3 Harris Technologies, Inc.	4,672	792,698
Lockheed Martin Corp.	5,341	1,949,038
Northrop Grumman Corp.	3,355	1,031,461
Raytheon Technologies Corp.	31,831	1,961,426
Teledyne Technologies, Inc. (a)	793	246,583
TransDigm Group, Inc.	1,088	480,951

		9,472,638

Building Materials — 0.4%
Carrier Global Corp.	17,621	391,539
Fortune Brands Home & Security, Inc.	3,022	193,196
Johnson Controls International PLC	16,099	549,620
Martin Marietta Materials, Inc.	1,347	278,250
Masco Corp.	5,708	286,599
Vulcan Materials Co.	2,866	332,026

		2,031,230

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,961	443,365
Emerson Electric Co.	12,931	802,110

		1,245,475

Electronics — 1.3%
Agilent Technologies, Inc.	6,683	590,577
Allegion PLC	1,996	204,031
Amphenol Corp. Class A	6,404	613,567
FLIR Systems, Inc.	2,832	114,894
Fortive Corp.	6,411	433,768
Garmin Ltd.	3,142	306,345
Honeywell International, Inc.	15,190	2,196,322
Keysight Technologies, Inc. (a)	4,048	407,958
Mettler-Toledo International, Inc. (a)	517	416,469
PerkinElmer, Inc.	2,411	236,495
Roper Technologies, Inc.	2,258	876,691
TE Connectivity Ltd.	7,139	582,186
Waters Corp. (a)	1,340	241,736

		7,221,039

Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,816	238,797

Environmental Controls — 0.3%
Pentair PLC	3,587	136,270
Republic Services, Inc.	4,547	373,081
Waste Management, Inc.	8,403	889,962

		1,399,313

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,176	162,888
Stanley Black & Decker, Inc.	3,336	464,972

		627,860

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	11,714	1,481,821

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.6%
Deere & Co.	6,771	$1,064,063
Dover Corp.	3,115	300,784
Flowserve Corp.	2,816	80,312
IDEX Corp.	1,632	257,921
Ingersoll Rand, Inc. (a)	7,483	210,422
Otis Worldwide Corp.	8,810	500,937
Rockwell Automation, Inc.	2,507	533,991
Westinghouse Air Brake Technologies Corp.	3,912	225,214
Xylem, Inc.	3,894	252,954

		3,426,598

Miscellaneous – Manufacturing — 1.1%
3M Co.	12,449	1,941,919
A.O. Smith Corp.	2,924	137,779
Eaton Corp. PLC	8,657	757,314
General Electric Co.	189,307	1,292,967
Illinois Tool Works, Inc.	6,222	1,087,917
Parker-Hannifin Corp.	2,778	509,124
Textron, Inc.	4,927	162,148
Trane Technologies PLC	5,177	460,649

		6,349,817

Packaging & Containers — 0.2%
Amcor PLC (a)	34,074	347,895
Ball Corp.	7,055	490,252
Packaging Corp. of America	2,050	204,590
Sealed Air Corp.	3,369	110,672
WestRock Co.	5,611	158,567

		1,311,976

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	876	152,853

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,913	230,302
CSX Corp.	16,566	1,155,313
Expeditors International of Washington, Inc.	3,602	273,896
FedEx Corp.	5,202	729,424
J.B. Hunt Transport Services, Inc.	1,826	219,741
Kansas City Southern	2,056	306,940
Norfolk Southern Corp.	5,544	973,360
Old Dominion Freight Line, Inc.	2,042	346,303
Union Pacific Corp.	14,686	2,482,962
United Parcel Service, Inc. Class B	15,239	1,694,272

		8,412,513

		43,371,930

Technology — 22.6%
Computers — 7.2%
Accenture PLC Class A	13,787	2,960,345
Apple, Inc.	88,177	32,166,969
Cognizant Technology Solutions Corp. Class A	11,699	664,737

	Number of Shares	Value
DXC Technology Co.	5,492	$90,618
Fortinet, Inc. (a)	2,904	398,632
Hewlett Packard Enterprise Co.	27,805	270,543
HP, Inc.	30,948	539,424
International Business Machines Corp.	19,219	2,321,078
Leidos Holdings, Inc.	2,885	270,238
NetApp, Inc.	4,787	212,399
Seagate Technology PLC	4,887	236,580
Western Digital Corp.	6,486	286,357

		40,417,920

Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	3,963	60,594
Zebra Technologies Corp. Class A (a)	1,149	294,087

		354,681

Semiconductors — 4.8%
Advanced Micro Devices, Inc. (a)	25,347	1,333,506
Analog Devices, Inc.	7,974	977,931
Applied Materials, Inc.	19,835	1,199,026
Broadcom, Inc.	8,652	2,730,658
Intel Corp.	91,633	5,482,402
IPG Photonics Corp. (a)	769	123,340
KLA Corp.	3,356	652,675
Lam Research Corp.	3,142	1,016,311
Maxim Integrated Products, Inc.	5,770	349,720
Microchip Technology, Inc.	5,310	559,196
Micron Technology, Inc. (a)	24,070	1,240,086
NVIDIA Corp.	13,313	5,057,742
Qorvo, Inc. (a)	2,483	274,446
QUALCOMM, Inc.	24,346	2,220,599
Skyworks Solutions, Inc.	3,611	461,702
Texas Instruments, Inc.	19,863	2,522,005
Xilinx, Inc.	5,263	517,827

		26,719,172

Software — 10.5%
Activision Blizzard, Inc.	16,675	1,265,633
Adobe, Inc. (a)	10,427	4,538,977
Akamai Technologies, Inc. (a)	3,512	376,100
ANSYS, Inc. (a)	1,859	542,326
Autodesk, Inc. (a)	4,744	1,134,717
Broadridge Financial Solutions, Inc.	2,485	313,582
Cadence Design Systems, Inc. (a)	6,042	579,790
Cerner Corp.	6,587	451,539
Citrix Systems, Inc.	2,511	371,402
Electronic Arts, Inc. (a)	6,248	825,048
Fidelity National Information Services, Inc.	13,371	1,792,917
Fiserv, Inc. (a)	12,171	1,188,133
Intuit, Inc.	5,644	1,671,696
Jack Henry & Associates, Inc.	1,658	305,122
Microsoft Corp.	164,123	33,400,672
MSCI, Inc.	1,840	614,229

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	45,045	$2,489,637
Paychex, Inc.	6,914	523,736
Paycom Software, Inc. (a)	1,044	323,358
salesforce.com, Inc. (a)	19,500	3,652,935
ServiceNow, Inc. (a)	4,127	1,671,683
Synopsys, Inc. (a)	3,263	636,285
Take-Two Interactive Software, Inc. (a)	2,466	344,180
Tyler Technologies, Inc. (a)	861	298,664

		59,312,361

		126,804,134

Utilities — 3.0%
Electric — 2.8%
AES Corp.	14,402	208,685
Alliant Energy Corp.	5,400	258,336
Ameren Corp.	5,340	375,722
American Electric Power Co., Inc.	10,726	854,219
CenterPoint Energy, Inc.	11,788	220,082
CMS Energy Corp.	6,194	361,853
Consolidated Edison, Inc.	7,231	520,126
Dominion Energy, Inc.	18,163	1,474,472
DTE Energy Co.	4,170	448,275
Duke Energy Corp.	15,904	1,270,571
Edison International	8,179	444,201
Entergy Corp.	4,332	406,385
Evergy, Inc.	4,907	290,936
Eversource Energy	7,281	606,289
Exelon Corp.	21,088	765,284
FirstEnergy Corp.	11,717	454,385
NextEra Energy, Inc.	10,593	2,544,121
NRG Energy, Inc.	5,283	172,014
Pinnacle West Capital Corp.	2,435	178,461
PPL Corp.	16,638	429,926
Public Service Enterprise Group, Inc.	10,943	537,958
Sempra Energy	6,331	742,183
The Southern Co.	22,853	1,184,928
WEC Energy Group, Inc.	6,827	598,387
Xcel Energy, Inc.	11,368	710,500

		16,058,299

Gas — 0.1%
Atmos Energy Corp.	2,647	263,588
NiSource, Inc.	8,285	188,401

		451,989

Water — 0.1%
American Water Works Co., Inc.	3,921	504,475

		17,014,763

TOTAL COMMON STOCK (Cost $356,007,423)		554,745,334

TOTAL EQUITIES (Cost $356,007,423)		554,745,334

	Number of Shares	Value

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/20/27 (a)	8,291	$1,393

TOTAL RIGHTS (Cost $3,068)		1,393

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	213,727	213,727

TOTAL MUTUAL FUNDS (Cost $213,727)		213,727

TOTAL LONG-TERM INVESTMENTS (Cost $356,224,218)		554,960,454

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$6,912,865	6,912,865

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/16/20 (e)	860,000	859,955

TOTAL SHORT-TERM INVESTMENTS (Cost $7,772,438)		7,772,820

TOTAL INVESTMENTS — 100.1% (Cost $363,996,656) (f)		562,733,274

Other Assets/(Liabilities) — (0.1)%		(461,331)

NET ASSETS — 100.0%		$562,271,943

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $829,981 or 0.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $633,106 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $6,912,865. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $7,051,134.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/18/20	53	$8,148,418	$40,612

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 6.5%
Chemicals — 6.5%
Ecolab, Inc.	32,144	$6,395,049
Linde PLC	60,195	12,767,961

		19,163,010

		19,163,010

Consumer, Cyclical — 14.7%
Apparel — 5.0%
NIKE, Inc. Class B	150,573	14,763,683

Retail — 9.7%
McDonald’s Corp.	90,923	16,772,566
The TJX Cos., Inc.	239,760	12,122,265

		28,894,831

		43,658,514

Consumer, Non-cyclical — 39.9%
Beverages — 12.8%
The Coca-Cola Co.	317,997	14,208,106
Diageo PLC	319,187	10,595,078
PepsiCo, Inc.	100,105	13,239,887

		38,043,071

Cosmetics & Personal Care — 6.9%
Colgate-Palmolive Co.	198,702	14,556,909
The Procter & Gamble Co.	49,114	5,872,561

		20,429,470

Health Care – Products — 9.6%
Baxter International, Inc.	83,657	7,202,868
Danaher Corp.	48,852	8,638,499
Medtronic PLC	138,049	12,659,093

		28,500,460

Health Care – Services — 5.7%
UnitedHealth Group, Inc.	57,220	16,877,039

Pharmaceuticals — 4.9%
Johnson & Johnson	104,392	14,680,647

		118,530,687

Financial — 17.4%
Banks — 1.5%
The PNC Financial Services Group, Inc.	41,362	4,351,696

Diversified Financial Services — 6.2%
American Express Co.	132,436	12,607,907
Visa, Inc. Class A	29,741	5,745,069

		18,352,976

Insurance — 6.4%
Chubb Ltd.	87,913	11,131,544
Marsh & McLennan Cos., Inc.	74,359	7,983,926

		19,115,470

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	16,783	$4,339,077
Public Storage	28,745	5,515,878

		9,854,955

		51,675,097

Industrial — 12.8%
Aerospace & Defense — 3.8%
Lockheed Martin Corp.	16,538	6,035,047
Northrop Grumman Corp.	16,565	5,092,743

		11,127,790

Machinery – Diversified — 2.2%
Deere & Co.	41,004	6,443,779

Transportation — 6.8%
Canadian National Railway Co.	101,512	8,981,001
Union Pacific Corp.	67,048	11,335,805

		20,316,806

		37,888,375

Technology — 7.7%
Computers — 3.0%
Accenture PLC Class A	40,652	8,728,798

Software — 4.7%
Microsoft Corp.	68,763	13,993,958

		22,722,756

TOTAL COMMON STOCK (Cost $282,474,145)		293,638,439

TOTAL EQUITIES (Cost $282,474,145)		293,638,439

TOTAL LONG-TERM INVESTMENTS (Cost $282,474,145)		293,638,439

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (a)	$1,126,980	1,126,980

TOTAL SHORT-TERM INVESTMENTS (Cost $1,126,980)		1,126,980

TOTAL INVESTMENTS — 99.4% (Cost $283,601,125) (b)		294,765,419

Other Assets/(Liabilities) — 0.6%		1,904,256

NET ASSETS — 100.0%		$296,669,675

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Maturity value of $1,126,980. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,149,608.

(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.1%
Ireland	11.5%
Switzerland	3.8%
United Kingdom	3.6%
Canada	3.0%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Australia — 2.4%
Challenger Ltd. (a)	274,900	$842,581
Lendlease Group	199,000	1,707,831
Macquarie Group Ltd.	36,400	2,996,225
Santos Ltd.	264,100	971,072

		6,517,709

Belgium — 1.9%
Groupe Bruxelles Lambert SA	26,900	2,253,900
KBC Group NV	48,100	2,754,876

		5,008,776

Cayman Islands — 2.3%
Baidu, Inc. Sponsored ADR (b)	5,800	695,362
CK Asset Holdings Ltd.	392,000	2,331,015
CK Hutchison Holdings Ltd.	501,500	3,214,881

		6,241,258

Denmark — 1.1%
AP Moller - Maersk A/S Class B	2,200	2,561,050
The Drilling Co. of 1972 A/S (b)	15,900	334,756

		2,895,806

France — 9.0%
Arkema SA	26,000	2,482,922
Dassault Aviation SA (b)	900	828,662
Engie SA (b)	343,400	4,238,696
Rexel SA	114,700	1,309,074
Sanofi	54,300	5,524,428
Total SA	63,500	2,418,689
Ubisoft Entertainment SA (b)	13,200	1,087,147
Veolia Environnement SA	164,700	3,699,285
Vivendi SA	97,500	2,499,039

		24,087,942

Germany — 12.8%
Allianz SE Registered	20,300	4,140,666
Bayer AG Registered	39,100	2,869,923
Deutsche Boerse AG	15,900	2,873,907
Fresenius SE & Co. KGaA	97,800	4,827,487
HeidelbergCement AG	67,200	3,580,512
Infineon Technologies AG	177,600	4,151,096
SAP SE	41,900	5,832,292
Siemens AG Registered	42,300	4,968,884
Talanx AG (b)	28,600	1,061,385

		34,306,152

Hong Kong — 0.8%
China Mobile Ltd.	323,500	2,185,912

Ireland — 4.1%
AIB Group PLC (b)	671,800	843,872
DCC PLC	44,100	3,672,772

	Number of Shares	Value
Linde PLC	9,200	$1,951,412
Ryanair Holdings PLC Sponsored ADR (b)	11,100	736,374
Smurfit Kappa Group PLC	113,400	3,784,235

		10,988,665

Israel — 0.6%
Check Point Software Technologies Ltd. (b)	15,100	1,622,193

Italy — 2.0%
Mediobanca Banca di Credito Finanziario SpA	143,100	1,025,338
Prysmian SpA	90,100	2,084,253
UniCredit SpA (b)	248,000	2,276,785

		5,386,376

Japan — 26.7%
Astellas Pharma, Inc.	258,900	4,309,812
Daiwa Securities Group, Inc.	528,600	2,205,180
Denka Co. Ltd.	66,200	1,619,461
ENEOS Holdings, Inc.	371,400	1,315,941
FANUC Corp.	17,600	3,144,991
Fujitsu Ltd.	22,500	2,633,717
Hitachi Ltd.	124,900	3,943,023
Japan Airlines Co. Ltd.	101,400	1,827,773
Kirin Holdings Co. Ltd.	100,300	2,115,220
Kyocera Corp.	46,300	2,519,255
Matsumotokiyoshi Holdings Co. Ltd.	31,800	1,151,769
Nintendo Co. Ltd.	9,100	4,049,182
Olympus Corp.	234,500	4,516,525
ORIX Corp.	312,700	3,855,693
Rakuten, Inc.	387,000	3,403,247
Sega Sammy Holdings, Inc.	210,400	2,517,144
Seven & i Holdings Co. Ltd.	144,900	4,728,659
Sony Corp.	98,900	6,772,803
Square Enix Holdings Co. Ltd.	55,600	2,804,194
Sumitomo Mitsui Financial Group, Inc.	158,900	4,468,768
Toshiba Corp.	123,400	3,932,529
Toyota Industries Corp.	76,600	4,055,657

		71,890,543

Luxembourg — 0.6%
ArcelorMittal SA (b)	168,600	1,770,326

Netherlands — 5.7%
Airbus SE (b)	6,100	434,068
ASML Holding NV	8,500	3,115,915
EXOR NV	16,500	940,774
Heineken Holding NV	45,000	3,679,024
Koninklijke Philips NV (b)	97,600	4,544,903
NXP Semiconductor NV	23,600	2,691,344

		15,406,028

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.9%
Mowi ASA	124,200	$2,360,583

Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	65,500	2,903,558

Singapore — 1.1%
DBS Group Holdings, Ltd.	197,100	2,948,325

Spain — 1.0%
Siemens Gamesa Renewable Energy SA (a) (b)	147,100	2,603,455

Sweden — 1.4%
Investor AB Class B	41,000	2,160,371
Volvo AB Class B (b)	101,898	1,592,818

		3,753,189

Switzerland — 8.9%
ABB Ltd. Registered	180,500	4,057,199
Alcon, Inc. (b)	31,300	1,793,372
Nestle SA Registered	60,500	6,683,749
Novartis AG Registered	47,700	4,144,684
Roche Holding AG	8,200	2,839,099
UBS Group AG Registered	389,100	4,470,194

		23,988,297

United Kingdom — 13.9%
Ashtead Group PLC	72,500	2,437,180
Aviva PLC	883,200	2,988,864
Barratt Developments PLC	96,200	590,099
BHP Group PLC ADR	20,200	831,230
The British Land Co. PLC	458,800	2,193,786
Bunzl PLC	53,400	1,431,696
Glencore PLC	360,300	762,629
GVC Holdings PLC	161,100	1,476,068
IG Group Holdings PLC	62,500	632,803
Imperial Brands PLC	117,300	2,233,761
Inchcape PLC	319,700	1,939,316
Informa PLC	176,700	1,028,099
Persimmon PLC (b)	74,300	2,101,171
Savills PLC	52,700	538,384
Smith & Nephew PLC	102,300	1,905,822
Tesco PLC	1,572,300	4,439,467
Unilever PLC	111,500	6,011,807
Vodafone Group PLC	2,466,900	3,933,620

		37,475,802

TOTAL COMMON STOCK (Cost $298,876,234)		264,340,895

TOTAL EQUITIES (Cost $298,876,234)		264,340,895

	Number of Shares	Value
MUTUAL FUNDS — 0.9%
United States — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	2,469,073	$2,469,073

TOTAL MUTUAL FUNDS (Cost $2,469,073)		2,469,073

TOTAL LONG-TERM INVESTMENTS (Cost $301,345,307)		266,809,968

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,456,693	1,456,693

TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,693)		1,456,693

TOTAL INVESTMENTS — 99.8% (Cost $302,802,000) (e)		268,266,661

Other Assets/(Liabilities) — 0.2%		605,810

NET ASSETS — 100.0%		$268,872,471

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $3,166,482 or 1.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $857,880 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,456,693. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $1,485,834.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	26.9%
Financial	18.7%
Industrial	12.6%
Consumer, Cyclical	11.7%
Technology	10.0%
Communications	5.1%
Basic Materials	4.9%
Energy	4.2%
Utilities	3.0%
Diversified	1.2%
Mutual Funds	0.9%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 1.1%
Chemicals — 1.1%
Ecolab, Inc.	5,620	$1,118,099
Valvoline, Inc.	41,446	801,151

		1,919,250

		1,919,250

Communications — 18.5%
Internet — 14.9%
Alphabet, Inc. Class A (a)	2,386	3,383,468
Amazon.com, Inc. (a)	4,427	12,213,296
Booking Holdings, Inc. (a)	1,747	2,781,818
Facebook, Inc. Class A (a)	25,274	5,738,967
Tencent Holdings Ltd. ADR	30,259	1,936,576

		26,054,125

Telecommunications — 3.6%
Motorola Solutions, Inc.	15,210	2,131,377
Verizon Communications, Inc.	75,478	4,161,102

		6,292,479

		32,346,604

Consumer, Cyclical — 5.7%
Auto Manufacturers — 0.5%
General Motors Co.	33,025	835,533

Entertainment — 0.5%
Live Nation Entertainment, Inc. (a)	7,369	326,668
Warner Music Group Corp. Class A (a)	20,789	613,275

		939,943

Home Builders — 0.6%
D.R. Horton, Inc.	19,099	1,059,040

Retail — 4.1%
The Home Depot, Inc.	16,834	4,217,085
O’Reilly Automotive, Inc. (a)	2,771	1,168,448
Target Corp.	14,052	1,685,256

		7,070,789

		9,905,305

Consumer, Non-cyclical — 25.7%
Beverages — 1.9%
Constellation Brands, Inc. Class A	10,123	1,771,019
PepsiCo, Inc.	12,286	1,624,946

		3,395,965

Biotechnology — 1.3%
Amgen, Inc.	4,846	1,142,977
Gilead Sciences, Inc.	14,119	1,086,316

		2,229,293

Commercial Services — 0.6%
S&P Global, Inc.	3,072	1,012,163

	Number of Shares	Value
Cosmetics & Personal Care — 3.7%
The Procter & Gamble Co.	53,641	$6,413,854

Foods — 0.8%
a2 Milk Co. Ltd. (a)	25,209	325,291
Mondelez International, Inc. Class A	19,455	994,734

		1,320,025

Health Care – Products — 3.8%
Alcon, Inc. (a) (b)	16,364	937,984
Avantor, Inc. (a)	31,790	540,430
Thermo Fisher Scientific, Inc.	8,634	3,128,444
Zimmer Biomet Holdings, Inc.	17,038	2,033,656

		6,640,514

Health Care – Services — 6.3%
HCA Healthcare, Inc.	23,555	2,286,248
Laboratory Corp. of America Holdings (a)	3,738	620,919
UnitedHealth Group, Inc.	27,670	8,161,267

		11,068,434

Household Products — 0.4%
Reckitt Benckiser Group PLC	7,995	735,768

Household Products & Wares — 1.1%
Church & Dwight Co., Inc.	23,751	1,835,952

Pharmaceuticals — 5.8%
AstraZeneca PLC Sponsored ADR	87,058	4,604,498
Merck & Co., Inc.	60,546	4,682,022
Neurocrine Biosciences, Inc. (a)	6,769	825,818

		10,112,338

		44,764,306

Energy — 2.6%
Oil & Gas — 1.4%
Suncor Energy, Inc.	103,785	1,749,815
Valero Energy Corp.	10,917	642,138

		2,391,953

Pipelines — 1.2%
Magellan Midstream Partners LP (c)	50,362	2,174,127

		4,566,080

Financial — 17.2%
Banks — 2.4%
JP Morgan Chase & Co.	44,919	4,225,081

Diversified Financial Services — 5.7%
Capital One Financial Corp.	43,407	2,716,844
Intercontinental Exchange, Inc.	39,057	3,577,621
Mastercard, Inc. Class A	12,148	3,592,164

		9,886,629

Insurance — 6.0%
Berkshire Hathaway, Inc. Class B (a)	25,340	4,523,443
Equitable Holdings, Inc.	150,081	2,895,063
The Progressive Corp.	39,020	3,125,892

		10,544,398

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.1%
Prologis, Inc.	56,971	$5,317,104

		29,973,212

Industrial — 8.5%
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	15,285	5,577,802

Building Materials — 0.2%
Vulcan Materials Co.	2,820	326,697

Electronics — 1.0%
Honeywell International, Inc.	12,022	1,738,261

Environmental Controls — 1.3%
Waste Connections, Inc.	23,486	2,202,752

Transportation — 2.8%
C.H. Robinson Worldwide, Inc.	12,732	1,006,592
Union Pacific Corp.	13,408	2,266,891
United Parcel Service, Inc. Class B	14,963	1,663,586

		4,937,069

		14,782,581

Technology — 18.7%
Computers — 2.3%
Accenture PLC Class A	12,380	2,658,234
Amdocs Ltd.	22,046	1,342,160

		4,000,394

Semiconductors — 5.9%
Applied Materials, Inc.	68,029	4,112,353
QUALCOMM, Inc.	35,870	3,271,703
Texas Instruments, Inc.	23,632	3,000,555

		10,384,611

Software — 10.5%
Adobe, Inc. (a)	2,500	1,088,275
Microsoft Corp.	84,576	17,212,062

		18,300,337

		32,685,342

Utilities — 1.3%
Electric — 1.2%
Duke Energy Corp.	28,012	2,237,879

Gas — 0.1%
UGI Corp.	3,662	116,451

		2,354,330

TOTAL COMMON STOCK (Cost $164,097,108)		173,297,010

TOTAL EQUITIES (Cost $164,097,108)		173,297,010

TOTAL LONG-TERM INVESTMENTS (Cost $164,097,108)		173,297,010

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,498,683	$1,498,683

TOTAL SHORT-TERM INVESTMENTS (Cost $1,498,683)		1,498,683

TOTAL INVESTMENTS — 100.2% (Cost $165,595,791) (e)		174,795,693

Other Assets/(Liabilities) — (0.2)%		(363,056)

NET ASSETS — 100.0%		$174,432,637

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $937,984 or 0.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $960,279 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership
(d)

Maturity value of $1,498,683. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,528,746.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 6.9%
Chemicals — 3.1%
Corteva, Inc. (a)	57,093	$1,529,521
DuPont de Nemours, Inc.	50,612	2,689,016
FMC Corp.	9,363	932,742
PPG Industries, Inc.	7,679	814,435

		5,965,714

Mining — 3.8%
Barrick Gold Corp.	152,412	4,105,979
Kinross Gold Corp. (a)	79,971	577,390
Newmont Corp.	21,477	1,325,990
Yamana Gold, Inc.	238,754	1,303,597

		7,312,956

		13,278,670

Communications — 7.4%
Internet — 3.4%
Alphabet, Inc. Class A (a)	3,254	4,614,335
Facebook, Inc. Class A (a)	8,005	1,817,695

		6,432,030

Telecommunications — 4.0%
Cisco Systems, Inc.	122,458	5,711,441
T-Mobile US, Inc. (a)	19,426	2,023,218

		7,734,659

		14,166,689

Consumer, Cyclical — 9.8%
Apparel — 0.8%
Ralph Lauren Corp.	10,213	740,646
Tapestry, Inc.	55,178	732,764

		1,473,410

Auto Manufacturers — 0.8%
Cummins, Inc.	8,465	1,466,646

Auto Parts & Equipment — 0.3%
Lear Corp.	5,781	630,245

Home Builders — 0.8%
Lennar Corp. Class A	23,637	1,456,512

Leisure Time — 0.2%
Harley-Davidson, Inc.	19,880	472,548

Lodging — 0.2%
Wyndham Hotels & Resorts, Inc.	11,381	485,058

Retail — 5.9%
AutoZone, Inc. (a)	3,608	4,070,257
Best Buy Co., Inc.	32,025	2,794,822
Foot Locker, Inc.	20,955	611,048
Lowe’s Cos., Inc.	11,715	1,582,931
The TJX Cos., Inc.	28,650	1,448,544

	Number of Shares	Value
Williams-Sonoma, Inc.	9,262	$759,576

		11,267,178

Textiles — 0.8%
Mohawk Industries, Inc. (a)	15,580	1,585,421

		18,837,018

Consumer, Non-cyclical — 23.5%
Beverages — 0.4%
Coca-Cola European Partners PLC	21,169	799,342

Commercial Services — 0.9%
Robert Half International, Inc.	8,505	449,319
United Rentals, Inc. (a)	7,995	1,191,575

		1,640,894

Foods — 1.1%
The Kroger Co.	64,573	2,185,796

Health Care – Products — 2.4%
Avantor, Inc. (a)	52,041	884,697
Medtronic PLC	30,095	2,759,711
Zimmer Biomet Holdings, Inc.	8,227	981,975

		4,626,383

Health Care – Services — 6.2%
Anthem, Inc.	14,617	3,843,979
Cigna Corp. (a)	28,091	5,271,276
UnitedHealth Group, Inc.	9,551	2,817,067

		11,932,322

Household Products & Wares — 1.0%
Kimberly-Clark Corp.	13,344	1,886,174

Pharmaceuticals — 11.5%
AmerisourceBergen Corp.	22,497	2,267,023
GlaxoSmithKline PLC Sponsored ADR	42,538	1,735,125
Johnson & Johnson	39,249	5,519,587
McKesson Corp.	15,456	2,371,259
Merck & Co., Inc.	27,881	2,156,038
Novartis AG Sponsored ADR	41,325	3,609,325
Pfizer, Inc.	133,258	4,357,537

		22,015,894

		45,086,805

Energy — 4.3%
Oil & Gas — 4.3%
ConocoPhillips	45,015	1,891,530
Marathon Petroleum Corp.	71,448	2,670,726
Royal Dutch Shell PLC Class A Sponsored ADR (b)	24,594	803,978
Total SA Sponsored ADR	21,621	831,544
Valero Energy Corp.	32,829	1,931,002

		8,128,780

		8,128,780

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.3%
Banks — 9.5%
Bank of America Corp.	190,513	$4,524,684
Citigroup, Inc.	38,058	1,944,764
Fifth Third Bancorp	29,795	574,448
Huntington Bancshares, Inc.	135,066	1,220,321
JP Morgan Chase & Co.	67,042	6,305,970
KeyCorp	91,652	1,116,321
Truist Financial Corp.	65,678	2,466,209

		18,152,717

Diversified Financial Services — 0.6%
The Charles Schwab Corp.	32,018	1,080,287

Insurance — 12.2%
Aflac, Inc.	37,875	1,364,636
American International Group, Inc.	94,692	2,952,497
Berkshire Hathaway, Inc. Class B (a)	37,031	6,610,404
Chubb Ltd.	31,062	3,933,070
Everest Re Group Ltd.	10,079	2,078,290
Marsh & McLennan Cos., Inc.	14,994	1,609,906
The Progressive Corp.	40,353	3,232,679
Reinsurance Group of America, Inc.	6,039	473,699
RenaissanceRe Holdings Ltd.	2,199	376,095
The Travelers Cos., Inc.	7,659	873,509

		23,504,785

		42,737,789

Industrial — 10.3%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	24,810	393,239
Northrop Grumman Corp.	3,503	1,076,962

		1,470,201

Building Materials — 2.0%
Carrier Global Corp.	34,810	773,478
CRH PLC Sponsored ADR	34,684	1,190,008
Owens Corning	32,743	1,825,750

		3,789,236

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	8,594	768,046

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	11,413	1,443,744

Machinery – Diversified — 2.4%
Deere & Co.	11,679	1,835,355
Dover Corp.	18,179	1,755,364
Otis Worldwide Corp.	17,071	970,657

		4,561,376

Miscellaneous – Manufacturing — 1.7%
Eaton Corp. PLC	38,246	3,345,760

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	7,102	1,239,228

	Number of Shares	Value
Transportation — 1.7%
Kansas City Southern	11,666	$1,741,617
Union Pacific Corp.	8,636	1,460,089

		3,201,706

		19,819,297

Technology — 11.6%
Computers — 0.7%
Western Digital Corp.	30,836	1,361,410

Semiconductors — 7.9%
Applied Materials, Inc.	40,280	2,434,926
KLA Corp.	11,775	2,290,002
Lam Research Corp.	9,367	3,029,850
Micron Technology, Inc. (a)	57,028	2,938,083
NXP Semiconductor NV	23,328	2,660,325
ON Semiconductor Corp. (a)	13,976	277,004
Qorvo, Inc. (a)	14,216	1,571,294

		15,201,484

Software — 3.0%
Microsoft Corp.	11,250	2,289,487
Oracle Corp.	40,662	2,247,389
SS&C Technologies Holdings, Inc	21,096	1,191,502

		5,728,378

		22,291,272

Utilities — 2.2%
Electric — 2.2%
CenterPoint Energy, Inc.	52,057	971,905
Edison International	38,736	2,103,752
Vistra Energy Corp.	55,836	1,039,667

		4,115,324

TOTAL COMMON STOCK (Cost $187,968,647)		188,461,644

TOTAL EQUITIES (Cost $187,968,647)		188,461,644

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/20/27 (a)	13,644	2,292

TOTAL RIGHTS (Cost $5,048)		2,292

TOTAL LONG-TERM INVESTMENTS (Cost $187,973,695)		188,463,936

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (c)	$2,791,230	$2,791,230

TOTAL SHORT-TERM INVESTMENTS (Cost $2,791,230)		2,791,230

TOTAL INVESTMENTS — 99.8% (Cost $190,764,925) (d)		191,255,166

Other Assets/(Liabilities) — 0.2%		409,189

NET ASSETS — 100.0%		$191,664,355

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $795,936 or 0.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $830,907 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $2,791,230. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $2,847,079.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Austria — 0.2%
Erste Group Bank AG (a)	41,768	$981,512

Brazil — 0.2%
Ambev SA	283,831	738,010

Canada — 1.9%
Canadian National Railway Co.	86,226	7,637,037

Cayman Islands — 0.1%
Sands China Ltd.	148,400	580,722

Denmark — 0.6%
Carlsberg A/S Class B	17,096	2,258,381

France — 11.7%
Air Liquide SA	28,787	4,147,886
Danone SA	114,073	7,882,615
EssilorLuxottica SA (a)	11,722	1,502,401
Hermes International	1,340	1,118,394
Legrand SA	60,963	4,625,749
LVMH Moet Hennessy Louis Vuitton SE	21,968	9,621,956
Pernod Ricard SA	38,014	5,974,632
Schneider Electric SE	100,385	11,129,452

		46,003,085

Germany — 4.7%
Bayer AG Registered	98,812	7,252,757
Brenntag AG	38,124	2,001,395
Deutsche Boerse AG	11,812	2,135,006
Deutsche Wohnen SE	34,613	1,552,762
Merck KGaA	30,806	3,571,324
MTU Aero Engines AG (a)	10,577	1,827,988

		18,341,232

Ireland — 9.4%
Accenture PLC Class A	50,364	10,814,158
Aon PLC Class A	25,129	4,839,845
Linde PLC	9,761	2,070,406
Linde PLC (a)	33,319	7,013,234
Medtronic PLC	124,276	11,396,109
Willis Towers Watson PLC	4,169	821,085

		36,954,837

Israel — 1.2%
Check Point Software Technologies Ltd. (a)	44,530	4,783,858

Japan — 2.7%
Hoya Corp.	24,400	2,336,665
Kubota Corp. (b)	355,800	5,306,196
Olympus Corp.	158,300	3,048,896

		10,691,757

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	188,711	652,970

	Number of Shares	Value
Netherlands — 2.8%
Akzo Nobel NV	55,922	$5,003,038
Heineken NV	64,385	5,929,334

		10,932,372

Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	77,216	3,422,918

Spain — 1.0%
Aena SME SA (a) (c)	28,444	3,786,689

Sweden — 2.2%
Essity AB Class B (a)	272,094	8,784,351

Switzerland — 8.1%
Adecco Group AG Registered	33,789	1,583,141
Cie Financiere Richemont SA Registered	60,554	3,856,018
Julius Baer Group Ltd.	35,922	1,500,642
Nestle SA Registered	105,233	11,625,636
Roche Holding AG	26,424	9,148,822
Sonova Holding AG Registered	4,940	985,047
UBS Group AG Registered	282,869	3,249,754

		31,949,060

Thailand — 0.1%
Kasikornbank PCL	125,200	377,379

United Kingdom — 7.0%
Aptiv PLC	20,727	1,615,048
Burberry Group PLC	104,441	2,066,747
Compass Group PLC	174,240	2,397,041
Diageo PLC	237,545	7,885,057
Reckitt Benckiser Group PLC	86,315	7,943,442
Rolls-Royce Holdings PLC	441,879	1,559,731
Whitbread PLC (a)	58,727	1,614,695
WPP PLC	305,658	2,385,304

		27,467,065

United States — 44.2%
3M Co.	37,572	5,860,856
Abbott Laboratories	64,562	5,902,904
American Express Co.	42,957	4,089,506
Amphenol Corp. Class A	22,369	2,143,174
The Bank of New York Mellon Corp.	114,954	4,442,972
Carrier Global Corp.	30,598	679,888
The Charles Schwab Corp.	26,088	880,209
Cisco Systems, Inc.	51,990	2,424,814
Cognizant Technology Solutions Corp. Class A	63,715	3,620,286
Colgate-Palmolive Co.	63,717	4,667,907
Comcast Corp. Class A	322,069	12,554,250
The Cooper Cos., Inc.	13,263	3,761,917
eBay, Inc.	88,603	4,647,227
Equifax, Inc.	27,216	4,677,886
Fidelity National Information Services, Inc.	30,401	4,076,470
The Goldman Sachs Group, Inc.	26,055	5,148,989
Honeywell International, Inc.	57,741	8,348,771

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	5,767	$811,013
Kansas City Southern	48,897	7,299,833
Kellogg Co.	19,791	1,307,394
Marriott International, Inc. Class A	23,133	1,983,192
Microchip Technology, Inc.	18,284	1,925,488
Omnicom Group, Inc.	24,003	1,310,564
Oracle Corp.	108,808	6,013,818
Otis Worldwide Corp.	35,424	2,014,209
PayPal Holdings, Inc. (a)	26,165	4,558,728
PPG Industries, Inc.	39,279	4,165,931
State Street Corp.	48,407	3,076,265
Stryker Corp.	37,680	6,789,559
TD Ameritrade Holding Corp.	77,356	2,814,211
Thermo Fisher Scientific, Inc.	37,917	13,738,846
Union Pacific Corp.	19,905	3,365,338
United Parcel Service, Inc. Class B	39,060	4,342,691
Visa, Inc. Class A	68,998	13,328,344
The Walt Disney Co.	61,099	6,813,150
Waters Corp. (a)	21,801	3,932,900
Wynn Resorts Ltd.	5,863	436,735
Zimmer Biomet Holdings, Inc.	52,676	6,287,407

		174,243,642

TOTAL COMMON STOCK (Cost $360,119,342)		390,586,877

TOTAL EQUITIES (Cost $360,119,342)		390,586,877

TOTAL LONG-TERM INVESTMENTS (Cost $360,119,342)		390,586,877

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$2,462,887	2,462,887

TOTAL SHORT-TERM INVESTMENTS (Cost $2,462,887)		2,462,887

TOTAL INVESTMENTS — 99.8% (Cost $362,582,229) (e)		393,049,764

Other Assets/(Liabilities) — 0.2%		812,436

NET ASSETS — 100.0%		$393,862,200

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $5,183,427 or 1.32% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,469,428 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $3,786,689 or 0.96% of net assets.

(d)

Maturity value of $2,462,887. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $2,512,197.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	38.1%
Industrial	19.3%
Financial	12.0%
Technology	8.8%
Communications	8.4%
Consumer, Cyclical	6.4%
Basic Materials	6.2%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 3.0%
Chemicals — 3.0%
DuPont de Nemours, Inc.	21,618	$1,148,564
PPG Industries, Inc.	10,258	1,087,964
The Sherwin-Williams Co.	3,386	1,956,600

		4,193,128

Communications — 10.4%
Internet — 7.8%
Alphabet, Inc. Class A (a)	3,825	5,424,041
Alphabet, Inc. Class C (a)	1,417	2,003,085
Facebook, Inc. Class A (a)	11,995	2,723,705
TD Ameritrade Holding Corp.	18,670	679,215

		10,830,046

Media — 1.9%
Comcast Corp. Class A	67,107	2,615,831

Telecommunications — 0.7%
Cisco Systems, Inc.	20,940	976,641

		14,422,518

Consumer, Cyclical — 10.0%
Apparel — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	3,968	1,737,979
NIKE, Inc. Class B	13,040	1,278,572

		3,016,551

Retail — 7.8%
Costco Wholesale Corp.	5,124	1,553,648
Dollar General Corp.	9,826	1,871,951
The Home Depot, Inc.	7,190	1,801,167
Ross Stores, Inc.	4,496	383,239
Starbucks Corp.	14,864	1,093,842
Target Corp.	15,700	1,882,901
Tractor Supply Co.	17,363	2,288,270

		10,875,018

		13,891,569

Consumer, Non-cyclical — 25.3%
Beverages — 2.3%
Diageo PLC	47,332	1,571,136
Pernod Ricard SA	9,989	1,569,964

		3,141,100

Biotechnology — 0.9%
Illumina, Inc. (a)	3,369	1,247,709

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	22,793	1,669,816
The Estee Lauder Cos., Inc. Class A	3,587	676,795

		2,346,611

	Number of Shares	Value
Foods — 2.1%
Danone SA	22,589	$1,560,934
Mondelez International, Inc. Class A	26,103	1,334,646

		2,895,580

Health Care – Products — 5.9%
Danaher Corp.	13,332	2,357,497
Medtronic PLC	33,914	3,109,914
Thermo Fisher Scientific, Inc.	7,605	2,755,596

		8,223,007

Health Care – Services — 1.5%
Cigna Corp. (a)	6,268	1,176,190
ICON PLC (a)	5,067	853,587

		2,029,777

Household Products & Wares — 0.9%
Kimberly-Clark Corp.	9,029	1,276,249

Pharmaceuticals — 10.0%
Becton Dickinson and Co.	11,810	2,825,779
Eli Lilly and Co.	15,133	2,484,536
Johnson & Johnson	28,126	3,955,359
Merck & Co., Inc.	22,407	1,732,733
PRA Health Sciences, Inc. (a)	14,326	1,393,777
Zoetis, Inc.	10,607	1,453,583

		13,845,767

		35,005,800

Energy — 2.0%
Oil & Gas — 0.9%
ConocoPhillips	22,478	944,526
EOG Resources, Inc.	7,355	372,604

		1,317,130

Pipelines — 1.1%
Enterprise Products Partners LP (b)	82,205	1,493,665

		2,810,795

Financial — 18.7%
Banks — 6.5%
Bank of America Corp.	108,807	2,584,166
The Goldman Sachs Group, Inc.	9,971	1,970,469
JP Morgan Chase & Co.	32,278	3,036,069
Truist Financial Corp.	37,904	1,423,295

		9,013,999

Diversified Financial Services — 6.7%
Mastercard, Inc. Class A	11,514	3,404,690
Nasdaq, Inc.	20,088	2,399,913
Visa, Inc. Class A	17,944	3,466,243

		9,270,846

Insurance — 1.0%
Chubb Ltd.	10,796	1,366,990

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.8%
The Blackstone Group, Inc. Class A	18,737	$1,061,638

Real Estate Investment Trusts (REITS) — 3.7%
American Tower Corp.	12,618	3,262,258
Equinix, Inc.	2,675	1,878,652

		5,140,910

		25,854,383

Industrial — 7.9%
Electrical Components & Equipment — 1.3%
AMETEK, Inc.	19,945	1,782,485

Electronics — 3.9%
Fortive Corp.	24,918	1,685,952
Honeywell International, Inc.	17,416	2,518,179
TE Connectivity Ltd.	13,999	1,141,619

		5,345,750

Packaging & Containers — 1.1%
Crown Holdings, Inc. (a)	23,020	1,499,292

Transportation — 1.6%
Canadian National Railway Co.	21,829	1,933,395
Old Dominion Freight Line, Inc.	1,807	306,449

		2,239,844

		10,867,371

Technology — 21.5%
Computers — 5.2%
Accenture PLC Class A	11,119	2,387,472
Amdocs Ltd.	24,693	1,503,310
Apple, Inc.	7,942	2,897,241
Cognizant Technology Solutions Corp. Class A	7,402	420,582

		7,208,605

Semiconductors — 3.7%
Analog Devices, Inc.	12,220	1,498,661
Intel Corp.	22,050	1,319,251
Texas Instruments, Inc.	17,898	2,272,509

		5,090,421

Software — 12.6%
Adobe, Inc. (a)	6,278	2,732,876
Electronic Arts, Inc. (a)	17,970	2,372,938
Fidelity National Information Services, Inc.	22,088	2,961,780
Microsoft Corp.	37,329	7,596,825
salesforce.com, Inc. (a)	9,467	1,773,453

		17,437,872

		29,736,898

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
American Electric Power Co., Inc.	9,663	$769,561

TOTAL COMMON STOCK (Cost $88,651,014)		137,552,023

TOTAL EQUITIES (Cost $88,651,014)		137,552,023

TOTAL LONG-TERM INVESTMENTS (Cost $88,651,014)		137,552,023

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (c)	$683,134	683,134

TOTAL SHORT-TERM INVESTMENTS (Cost $683,134)		683,134

TOTAL INVESTMENTS — 99.9% (Cost $89,334,148) (d)		138,235,157

Other Assets/(Liabilities) — 0.1%		156,550

NET ASSETS — 100.0%		$138,391,707

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $683,134. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $696,848.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 7.4%
Chemicals — 7.4%
Air Products & Chemicals, Inc.	8,194	$1,978,523
Corteva, Inc.	205,848	5,514,668
DuPont de Nemours, Inc.	80,810	4,293,436
Element Solutions, Inc. (a)	218,033	2,365,658
Linde PLC	20,946	4,442,856

		18,595,141

		18,595,141

Communications — 4.5%
Media — 2.2%
Comcast Corp. Class A	142,108	5,539,370

Telecommunications — 2.3%
AT&T, Inc.	61,213	1,850,469
Verizon Communications, Inc.	69,288	3,819,847

		5,670,316

		11,209,686

Consumer, Cyclical — 9.5%
Entertainment — 1.2%
Marriott Vacations Worldwide Corp.	18,953	1,558,126
SeaWorld Entertainment, Inc. (a) (b)	97,518	1,444,242

		3,002,368

Food Services — 0.7%
Aramark	75,476	1,703,493

Home Builders — 1.2%
Lennar Corp. Class A	49,455	3,047,417

Home Furnishing — 1.1%
Whirlpool Corp.	20,667	2,676,996

Lodging — 1.7%
Las Vegas Sands Corp.	26,334	1,199,250
Marriott International, Inc. Class A	13,836	1,186,160
MGM Resorts International	110,948	1,863,927

		4,249,337

Retail — 3.6%
Advance Auto Parts, Inc.	12,649	1,801,850
Dollar General Corp.	6,745	1,284,990
Lowe’s Cos., Inc.	45,146	6,100,128

		9,186,968

		23,866,579

Consumer, Non-cyclical — 17.0%
Beverages — 2.6%
Coca-Cola European Partners PLC	121,441	4,585,612
Molson Coors Beverage Co. Class B	54,003	1,855,543

		6,441,155

	Number of Shares	Value
Commercial Services — 1.6%
Aaron’s, Inc.	44,980	$2,042,092
Quanta Services, Inc.	50,077	1,964,521

		4,006,613

Health Care – Products — 3.5%
Envista Holdings Corp. (a)	69,319	1,461,938
Hologic, Inc. (a)	34,880	1,988,160
Medtronic PLC	59,262	5,434,325

		8,884,423

Health Care – Services — 5.2%
Anthem, Inc.	7,632	2,007,063
Cigna Corp.	18,380	3,449,007
Humana, Inc.	3,795	1,471,511
UnitedHealth Group, Inc.	20,764	6,124,342

		13,051,923

Pharmaceuticals — 4.1%
CVS Health Corp.	95,908	6,231,143
Johnson & Johnson	28,127	3,955,500

		10,186,643

		42,570,757

Energy — 6.0%
Oil & Gas — 6.0%
BP PLC Sponsored ADR (b)	75,514	1,760,987
Chevron Corp.	16,638	1,484,609
Hess Corp.	70,695	3,662,708
Phillips 66	72,426	5,207,429
Valero Energy Corp.	49,823	2,930,589

		15,046,322

		15,046,322

Financial — 26.3%
Banks — 9.9%
The Bank of New York Mellon Corp.	45,503	1,758,691
Citigroup, Inc.	31,642	1,616,906
The Goldman Sachs Group, Inc.	10,274	2,030,348
JP Morgan Chase & Co.	57,822	5,438,737
Northern Trust Corp.	59,714	4,737,709
US Bancorp	151,015	5,560,372
Wells Fargo & Co.	142,439	3,646,439

		24,789,202

Diversified Financial Services — 2.9%
American Express Co.	55,970	5,328,344
Navient Corp.	85,038	597,817
SLM Corp.	177,321	1,246,567

		7,172,728

Insurance — 7.3%
American International Group, Inc.	69,474	2,166,199
Aon PLC Class A	13,063	2,515,934
Assurant, Inc.	11,808	1,219,648

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	9,172	$1,637,294
Chubb Ltd.	55,068	6,972,710
Fidelity National Financial, Inc.	40,366	1,237,622
Willis Towers Watson PLC	13,331	2,625,540

		18,374,947

Real Estate Investment Trusts (REITS) — 3.9%
American Campus Communities, Inc.	49,849	1,742,721
Healthpeak Properties, Inc.	147,385	4,061,930
MGM Growth Properties LLC Class A	149,085	4,056,603

		9,861,254

Savings & Loans — 2.3%
New York Community Bancorp, Inc.	562,794	5,740,499

		65,938,630

Industrial — 14.0%
Aerospace & Defense — 3.6%
General Dynamics Corp.	35,218	5,263,682
Raytheon Technologies Corp.	63,049	3,885,080

		9,148,762

Building Materials — 0.8%
Owens Corning	35,564	1,983,049

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	33,519	2,079,183

Engineering & Construction — 1.5%
AECOM (a)	50,762	1,907,636
Jacobs Engineering Group, Inc.	21,220	1,799,456

		3,707,092

Hand & Machine Tools — 2.3%
Stanley Black & Decker, Inc.	41,297	5,755,976

Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	32,017	1,813,443

Machinery – Diversified — 3.4%
Deere & Co.	30,333	4,766,831
Westinghouse Air Brake Technologies Corp.	63,305	3,644,468

		8,411,299

Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	17,784	2,140,126

		35,038,930

Technology — 8.9%
Computers — 1.6%
Cognizant Technology Solutions Corp. Class A	68,929	3,916,546

Semiconductors — 5.0%
Broadcom, Inc.	8,338	2,631,556
Marvell Technology Group Ltd.	79,337	2,781,555
Microchip Technology, Inc.	22,139	2,331,458
QUALCOMM, Inc.	23,407	2,134,953

	Number of Shares	Value
Texas Instruments, Inc.	20,568	$2,611,519

		12,491,041

Software — 2.3%
Oracle Corp.	107,010	5,914,442

		22,322,029

Utilities — 5.5%
Electric — 5.5%
CenterPoint Energy, Inc.	101,854	1,901,614
Dominion Energy, Inc.	14,909	1,210,313
Edison International	33,230	1,804,721
Entergy Corp.	38,584	3,619,565
Exelon Corp.	143,912	5,222,567

		13,758,780

TOTAL COMMON STOCK (Cost $258,256,089)		248,346,854

TOTAL EQUITIES (Cost $258,256,089)		248,346,854

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	1,472,266	1,472,266

TOTAL MUTUAL FUNDS (Cost $1,472,266)		1,472,266

TOTAL LONG-TERM INVESTMENTS (Cost $259,728,355)		249,819,120

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$2,161,364	2,161,364

TOTAL SHORT-TERM INVESTMENTS (Cost $2,161,364)		2,161,364

TOTAL INVESTMENTS — 100.5% (Cost $261,889,719) (e)		251,980,484

Other Assets/(Liabilities) — (0.5)%		(1,366,363)

NET ASSETS — 100.0%		$250,614,121

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $3,173,144 or 1.27% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,805,477 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $2,161,364. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $2,204,692.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.3%
Ireland	6.0%
Switzerland	2.8%
United Kingdom	2.5%
Bermuda	1.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.0%
Australia — 3.6%
AMP Ltd. (a)	1,520,394	$1,949,232
Brambles Ltd.	182,800	1,375,178
Orica Ltd.	181,867	2,090,944

		5,415,354

Canada — 2.4%
Cenovus Energy, Inc.	483,815	2,262,983
Open Text Corp.	33,700	1,431,058

		3,694,041

Cayman Islands — 2.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	380	81,966
Alibaba Group Holding Ltd. (a)	36,960	998,761
Baidu, Inc. Sponsored ADR (a)	13,605	1,631,104
Trip.com Group Ltd. ADR (a)	39,600	1,026,432

		3,738,263

Finland — 0.9%
UPM-Kymmene OYJ	49,000	1,414,042

France — 11.5%
Accor SA (a)	109,400	2,968,352
BNP Paribas SA (a)	162,350	6,436,055
Bureau Veritas SA (a)	62,987	1,327,085
EssilorLuxottica SA (a)	7,305	936,277
Publicis Groupe SA	90,457	2,924,181
Valeo SA (b)	106,010	2,776,841

		17,368,791

Germany — 16.4%
Allianz SE Registered	19,595	3,996,864
Bayer AG Registered	38,494	2,825,442
Bayerische Motoren Werke AG	79,550	5,068,061
Continental AG (a)	47,755	4,664,456
Daimler AG Registered	141,603	5,739,668
Henkel AG & Co. KGaA	6,200	515,256
thyssenkrupp AG (a)	283,074	2,001,901

		24,811,648

India — 1.0%
Axis Bank Ltd.	284,442	1,553,217

Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	3,773,800	1,308,771

Ireland — 2.1%
Ryanair Holdings PLC Sponsored ADR (a)	47,310	3,138,545

Italy — 4.1%
Intesa Sanpaolo SpA (a)	3,241,600	6,192,624

Japan — 2.7%
Komatsu Ltd.	113,400	2,318,434

	Number of Shares	Value
Toyota Motor Corp.	27,800	$1,743,940

		4,062,374

Mexico — 0.6%
Grupo Televisa SAB Sponsored ADR (a)	171,500	898,660

Netherlands — 5.3%
CNH Industrial NV (a)	660,053	4,611,025
EXOR NV	58,900	3,358,277

		7,969,302

Republic of Korea — 2.4%
NAVER Corp.	12,630	2,832,494
Samsung Electronics Co. Ltd.	19,450	862,201

		3,694,695

South Africa — 2.2%
Naspers Ltd.	17,990	3,281,921

Spain — 1.3%
Amadeus IT Group SA	36,400	1,893,995

Sweden — 5.3%
Hennes & Mauritz AB Class B (b)	185,018	2,675,302
SKF AB Class B	132,600	2,460,231
Volvo AB Class B (a)	183,270	2,864,784

		8,000,317

Switzerland — 7.3%
Cie Financiere Richemont SA Registered	33,140	2,110,322
Credit Suisse Group AG Registered	511,309	5,275,844
Kuehne & Nagel International AG Registered (a)	2,805	465,456
LafargeHolcim Ltd. Registered	37,659	1,647,130
The Swatch Group AG	8,020	1,597,973

		11,096,725

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	275,133

United Kingdom — 23.3%
Ashtead Group PLC	80,274	2,698,513
Bunzl PLC	62,700	1,681,037
Compass Group PLC	72,600	998,767
Ferguson PLC	17,670	1,445,494
G4S PLC	797,600	1,124,372
Glencore PLC	3,153,386	6,674,615
Liberty Global PLC Series A (a)	99,700	2,179,442
Liberty Global PLC Series C (a)	11,800	253,818
Lloyds Banking Group PLC	14,624,700	5,641,740
Prudential PLC	186,000	2,801,098
Reckitt Benckiser Group PLC	3,940	362,592
Rolls-Royce Holdings PLC	574,180	2,026,723
Royal Bank of Scotland Group PLC	1,315,500	1,978,602
Schroders PLC	59,000	2,153,099
Smiths Group PLC	72,700	1,269,705

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WPP PLC	249,592	$1,947,773

		35,237,390

TOTAL COMMON STOCK (Cost $178,149,628)		145,045,808

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA 1.980%	7,500	697,239

TOTAL PREFERRED STOCK (Cost $763,143)		697,239

TOTAL EQUITIES (Cost $178,912,771)		145,743,047

MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	159,942	159,942

TOTAL MUTUAL FUNDS (Cost $159,942)		159,942

TOTAL LONG-TERM INVESTMENTS (Cost $179,072,713)		145,902,989

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$4,628,350	4,628,350

TOTAL SHORT-TERM INVESTMENTS (Cost $4,628,350)		4,628,350

TOTAL INVESTMENTS — 99.7% (Cost $183,701,063) (e)		150,531,339

Other Assets/(Liabilities) — 0.3%		515,089

NET ASSETS — 100.0%		$151,046,428

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $201,054 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $52,274 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $4,628,350. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $4,720,939.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	28.2%
Consumer, Cyclical	26.1%
Communications	12.0%
Industrial	11.2%
Consumer, Non-cyclical	9.1%
Basic Materials	6.7%
Technology	1.7%
Energy	1.5%
Mutual Funds	0.1%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.*	12/16/20	USD	1,375,865	CHF	1,300,000	$(3,634)

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Communications — 30.0%
Internet — 24.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	32,683	$7,049,723
Alphabet, Inc. Class A (a)	2,543	3,606,101
Alphabet, Inc. Class C (a)	2,548	3,601,878
Amazon.com, Inc. (a)	3,811	10,513,863
Facebook, Inc. Class A (a)	32,125	7,294,624

		32,066,189

Media — 3.7%
FactSet Research Systems, Inc.	7,407	2,432,978
The Walt Disney Co.	22,457	2,504,180

		4,937,158

Telecommunications — 2.2%
Cisco Systems, Inc.	62,605	2,919,897

		39,923,244

Consumer, Cyclical — 4.1%
Retail — 4.1%
Starbucks Corp.	30,976	2,279,524
Yum China Holdings, Inc.	29,301	1,408,499
Yum! Brands, Inc.	19,782	1,719,253

		5,407,276

		5,407,276

Consumer, Non-cyclical — 20.0%
Beverages — 3.4%
Monster Beverage Corp. (a)	65,987	4,574,219

Biotechnology — 5.9%
Illumina, Inc. (a)	6,113	2,263,950
Regeneron Pharmaceuticals, Inc. (a)	8,953	5,583,538

		7,847,488

Commercial Services — 0.8%
Automatic Data Processing, Inc.	6,748	1,004,710

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	31,564	2,312,378

Health Care – Products — 1.8%
Intuitive Surgical, Inc. (a)	2,737	1,559,625
Varian Medical Systems, Inc. (a)	6,302	772,121

		2,331,746

Pharmaceuticals — 6.4%
Novartis AG Sponsored ADR	29,714	2,595,221
Novo Nordisk A/S Sponsored ADR	22,232	1,455,751
Roche Holding AG Sponsored ADR	102,935	4,465,320

		8,516,292

		26,586,833

	Number of Shares	Value
Energy — 0.8%
Oil & Gas Services — 0.8%
Schlumberger Ltd.	54,920	$1,009,979

Financial — 7.9%
Diversified Financial Services — 7.9%
SEI Investments Co.	42,090	2,314,108
Visa, Inc. Class A	42,532	8,215,907

		10,530,015

		10,530,015

Industrial — 8.8%
Aerospace & Defense — 3.5%
The Boeing Co.	25,533	4,680,199

Machinery – Diversified — 2.9%
Deere & Co.	24,548	3,857,718

Transportation — 2.4%
Expeditors International of Washington, Inc.	40,711	3,095,665

		11,633,582

Technology — 27.9%
Semiconductors — 6.3%
NVIDIA Corp.	15,291	5,809,204
QUALCOMM, Inc.	28,379	2,588,448

		8,397,652

Software — 21.6%
Autodesk, Inc. (a)	29,177	6,978,847
Cerner Corp.	36,226	2,483,292
Microsoft Corp.	31,094	6,327,940
Oracle Corp.	98,820	5,461,781
salesforce.com, Inc. (a)	29,075	5,446,620
Workday, Inc. Class A (a)	10,383	1,945,359

		28,643,839

		37,041,491

TOTAL COMMON STOCK (Cost $83,264,717)		132,132,420

TOTAL EQUITIES (Cost $83,264,717)		132,132,420

TOTAL LONG-TERM INVESTMENTS (Cost $83,264,717)		132,132,420

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (b)	$829,316	$829,316

TOTAL SHORT-TERM INVESTMENTS (Cost $829,316)		829,316

TOTAL INVESTMENTS — 100.1% (Cost $84,094,033) (c)		132,961,736

Other Assets/(Liabilities) — (0.1)%		(118,330)

NET ASSETS — 100.0%		$132,843,406

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $829,316. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $845,988.

(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.0%
Switzerland	5.3%
Cayman Islands	5.3%
Denmark	1.1%
Netherlands	0.8%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.6%

COMMON STOCK — 91.6%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	1,098	$265,123
Albemarle Corp. (a)	524	40,458
Celanese Corp. (a)	591	51,027
CF Industries Holdings, Inc. (a)	1,073	30,194
Corteva, Inc. (a) (b)	3,836	102,766
Dow, Inc. (a) (b)	3,692	150,486
DuPont de Nemours, Inc. (a)	3,689	195,997
Eastman Chemical Co. (a)	629	43,804
Ecolab, Inc. (a)	1,232	245,106
FMC Corp. (a)	642	63,956
International Flavors & Fragrances, Inc. (a)	529	64,781
Linde PLC (a)	2,678	568,031
LyondellBasell Industries NV Class A (a)	1,277	83,924
The Mosaic Co. (a)	1,874	23,444
PPG Industries, Inc. (a)	1,175	124,620
The Sherwin-Williams Co. (a)	409	236,341

		2,290,058

Forest Products & Paper — 0.1%
International Paper Co. (a)	1,884	66,336

Iron & Steel — 0.1%
Nucor Corp. (a)	1,576	65,262

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	7,152	82,749
Newmont Corp. (a)	4,077	251,714

		334,463

		2,756,119

Communications — 15.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,863	31,969
Omnicom Group, Inc. (a)	1,070	58,422

		90,391

Internet — 10.5%
Alphabet, Inc. Class A (a) (b)	1,498	2,124,239
Alphabet, Inc. Class C (a) (b)	1,474	2,083,661
Amazon.com, Inc. (a) (b)	2,101	5,796,281
Booking Holdings, Inc. (a) (b)	208	331,207
CDW Corp. (a)	720	83,650
eBay, Inc. (a)	3,276	171,826
Expedia Group, Inc. (a)	691	56,800
F5 Networks, Inc. (a) (b)	323	45,052
Facebook, Inc. Class A (a) (b)	12,060	2,738,464
Netflix, Inc. (a) (b)	2,206	1,003,818
NortonLifeLock, Inc. (a)	2,869	56,892

	Number of Shares	Value
Twitter, Inc. (a) (b)	3,850	$114,692
VeriSign, Inc. (a) (b)	512	105,897

		14,712,479

Media — 1.8%
Charter Communications, Inc. Class A (a) (b)	756	385,590
Comcast Corp. Class A (a)	22,817	889,407
Discovery, Inc. Class A (a) (b) (c)	1,074	22,661
Discovery, Inc. Class C (a) (b)	1,370	26,386
DISH Network Corp. Class A (a) (b)	1,283	44,276
Fox Corp. Class A (a)	1,271	34,088
Fox Corp. Class B (a) (b)	1,296	34,785
News Corp. Class A (a)	1,161	13,770
News Corp. Class B (a)	1,339	16,001
ViacomCBS, Inc. Class B (a)	2,673	62,334
The Walt Disney Co. (a)	9,053	1,009,500

		2,538,798

Telecommunications — 2.7%
Arista Networks, Inc. (a) (b)	273	57,338
AT&T, Inc. (a)	35,806	1,082,415
CenturyLink, Inc. (a)	4,854	48,686
Cisco Systems, Inc. (a)	21,123	985,177
Corning, Inc. (a)	3,805	98,550
Juniper Networks, Inc. (a)	1,719	39,296
Motorola Solutions, Inc. (a)	848	118,830
T-Mobile US, Inc. (a) (b)	1,895	197,364
Verizon Communications, Inc. (a)	20,813	1,147,421

		3,775,077

		21,116,745

Consumer, Cyclical — 7.1%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	695	25,201
American Airlines Group, Inc. (a)	1,913	25,003
Delta Air Lines, Inc. (a)	2,849	79,914
Southwest Airlines Co. (a)	2,606	89,073
United Airlines Holdings, Inc. (a) (b)	1,229	42,536

		261,727

Apparel — 0.6%
Hanesbrands, Inc. (a)	1,795	20,265
NIKE, Inc. Class B (a)	6,202	608,106
PVH Corp. (a)	399	19,172
Ralph Lauren Corp. (a)	271	19,653
Tapestry, Inc. (a)	1,335	17,729
Under Armour, Inc. Class A (a) (b)	1,136	11,065
Under Armour, Inc. Class C (a) (b)	912	8,062
VF Corp. (a)	1,617	98,540

		802,592

Auto Manufacturers — 0.4%
Cummins, Inc. (a)	760	131,677

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ford Motor Co. (a)	19,383	$117,849
General Motors Co. (a)	6,259	158,353
PACCAR, Inc. (a)	1,717	128,517

		536,396

Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,271	99,036
BorgWarner, Inc. (a)	1,007	35,547

		134,583

Distribution & Wholesale — 0.2%
Copart, Inc. (a) (b)	1,008	83,936
Fastenal Co. (a)	2,927	125,393
LKQ Corp. (a) (b)	1,528	40,034
W.W. Grainger, Inc. (a)	213	66,916

		316,279

Entertainment — 0.0%
Live Nation Entertainment, Inc. (a) (b)	712	31,563

Home Builders — 0.2%
D.R. Horton, Inc. (a)	1,739	96,428
Lennar Corp. Class A (a)	1,380	85,036
NVR, Inc. (a) (b)	17	55,399
PulteGroup, Inc. (a)	1,218	41,448

		278,311

Home Furnishing — 0.0%
Leggett & Platt, Inc. (a)	701	24,640
Whirlpool Corp. (a)	311	40,284

		64,924

Housewares — 0.0%
Newell Brands, Inc. (a)	1,874	29,759

Leisure Time — 0.1%
Carnival Corp. (a) (c)	2,250	36,945
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,207	19,831
Royal Caribbean Cruises Ltd. (a)	867	43,610

		100,386

Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	1,438	105,621
Las Vegas Sands Corp. (a)	1,678	76,416
Marriott International, Inc. Class A (a)	1,349	115,650
MGM Resorts International (a)	2,567	43,125
Wynn Resorts Ltd. (a)	479	35,681

		376,493

Retail — 5.0%
Advance Auto Parts, Inc. (a)	361	51,424
AutoZone, Inc. (a) (b)	118	133,118
Best Buy Co., Inc. (a)	1,127	98,353
CarMax, Inc. (a) (b)	810	72,536
Chipotle Mexican Grill, Inc. (a) (b)	127	133,650
Costco Wholesale Corp. (a)	2,200	667,062
Darden Restaurants, Inc. (a)	643	48,720

	Number of Shares	Value
Dollar General Corp. (a)	1,266	$241,186
Dollar Tree, Inc. (a) (b)	1,173	108,714
Domino’s Pizza, Inc. (a)	192	70,932
The Gap, Inc. (a)	1,218	15,371
Genuine Parts Co. (a)	726	63,133
The Home Depot, Inc. (a)	5,364	1,343,736
Kohl’s Corp. (a)	816	16,948
L Brands, Inc. (a)	1,263	18,907
Lowe’s Cos., Inc. (a)	3,817	515,753
McDonald’s Corp. (a)	3,753	692,316
O’Reilly Automotive, Inc. (a) (b)	376	158,548
Ross Stores, Inc. (a)	1,795	153,006
Starbucks Corp. (a)	5,883	432,930
Target Corp. (a)	2,522	302,463
Tiffany & Co. (a)	535	65,238
The TJX Cos., Inc. (a)	6,030	304,877
Tractor Supply Co. (a)	585	77,097
Ulta Beauty, Inc. (a) (b)	283	57,568
Walgreens Boots Alliance, Inc. (a)	3,727	157,988
Walmart, Inc. (a)	7,071	846,964
Yum! Brands, Inc. (a)	1,503	130,626

		6,979,164

Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	291	29,612

Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	626	46,919

		9,988,708

Consumer, Non-cyclical — 20.5%
Agriculture — 0.7%
Altria Group, Inc. (a)	9,295	364,829
Archer-Daniels-Midland Co. (a)	2,746	109,565
Philip Morris International, Inc. (a)	7,749	542,895

		1,017,289

Beverages — 1.5%
Brown-Forman Corp. Class B (a)	957	60,923
The Coca-Cola Co. (a)	19,406	867,060
Constellation Brands, Inc. Class A (a)	854	149,407
Molson Coors Beverage Co. Class B (a)	913	31,371
Monster Beverage Corp. (a) (b)	1,879	130,252
PepsiCo, Inc. (a)	6,941	918,017

		2,157,030

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a) (b)	1,099	123,352
Amgen, Inc. (a)	2,961	698,382
Bio-Rad Laboratories, Inc. Class A (a) (b)	105	47,406
Biogen, Inc. (a) (b)	820	219,391
Gilead Sciences, Inc. (a)	6,304	485,030
Illumina, Inc. (a) (b)	731	270,726
Incyte Corp. (a) (b)	886	92,117

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a) (b)	502	$313,072
Vertex Pharmaceuticals, Inc. (a) (b)	1,315	381,758

		2,631,234

Commercial Services — 2.3%
Automatic Data Processing, Inc. (a)	2,152	320,411
Cintas Corp. (a)	414	110,273
Equifax, Inc. (a)	600	103,128
FleetCor Technologies, Inc. (a) (b)	431	108,409
Gartner, Inc. (a) (b)	466	56,540
Global Payments, Inc. (a)	1,495	253,582
H&R Block, Inc. (a)	1,020	14,565
IHS Markit Ltd. (a)	1,990	150,245
MarketAxess Holdings, Inc. (a)	188	94,173
Moody’s Corp. (a)	808	221,982
Nielsen Holdings PLC (a)	1,741	25,871
PayPal Holdings, Inc. (a) (b)	5,851	1,019,420
Quanta Services, Inc. (a)	673	26,402
Robert Half International, Inc. (a)	614	32,437
Rollins, Inc. (a)	761	32,259
S&P Global, Inc. (a)	1,218	401,307
United Rentals, Inc. (a) (b)	341	50,823
Verisk Analytics, Inc. (a)	809	137,692

		3,159,519

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co. (a)	4,266	312,527
Coty, Inc. Class A (a)	1,451	6,486
The Estee Lauder Cos., Inc. Class A (a)	1,109	209,246
The Procter & Gamble Co. (a)	12,441	1,487,571

		2,015,830

Foods — 1.1%
Campbell Soup Co. (a)	841	41,739
Conagra Brands, Inc. (a)	2,409	84,724
General Mills, Inc. (a)	3,000	184,950
The Hershey Co. (a)	748	96,956
Hormel Foods Corp. (a)	1,451	70,040
The J.M. Smucker Co. (a)	595	62,957
Kellogg Co. (a)	1,229	81,188
The Kraft Heinz Co. (a)	3,089	98,508
The Kroger Co. (a)	3,983	134,825
Lamb Weston Holdings, Inc. (a)	722	46,157
McCormick & Co., Inc. (a)	610	109,440
Mondelez International, Inc. Class A (a)	7,158	365,988
Sysco Corp. (a)	2,536	138,618
Tyson Foods, Inc. Class A (a)	1,465	87,475

		1,603,565

Health Care – Products — 3.6%
Abbott Laboratories (a)	8,802	804,767
ABIOMED, Inc. (a) (b)	230	55,559

	Number of Shares	Value
Align Technology, Inc. (a) (b)	356	$97,701
Baxter International, Inc. (a)	2,536	218,350
Boston Scientific Corp. (a) (b)	7,210	253,143
The Cooper Cos., Inc. (a)	259	73,463
Danaher Corp. (a)	3,133	554,008
Dentsply Sirona, Inc. (a)	1,087	47,893
Edwards Lifesciences Corp. (a) (b)	3,108	214,794
Henry Schein, Inc. (a) (b)	759	44,318
Hologic, Inc. (a) (b)	1,318	75,126
IDEXX Laboratories, Inc. (a) (b)	425	140,318
Intuitive Surgical, Inc. (a) (b)	574	327,082
Medtronic PLC (a)	6,675	612,098
ResMed, Inc. (a)	735	141,120
Steris PLC (a)	443	67,974
Stryker Corp. (a)	1,601	288,484
Teleflex, Inc. (a)	228	82,987
Thermo Fisher Scientific, Inc. (a)	1,998	723,955
Varian Medical Systems, Inc. (a) (b)	475	58,197
West Pharmaceutical Services, Inc. (a)	365	82,917
Zimmer Biomet Holdings, Inc. (a)	1,019	121,628

		5,085,882

Health Care – Services — 2.2%
Anthem, Inc. (a)	1,262	331,881
Centene Corp. (a) (b)	2,903	184,485
Cigna Corp. (a) (b)	1,858	348,654
DaVita, Inc. (a) (b)	468	37,037
HCA Healthcare, Inc. (a)	1,314	127,537
Humana, Inc. (a)	659	255,527
IQVIA Holdings, Inc. (a) (b)	926	131,381
Laboratory Corp. of America Holdings (a) (b)	480	79,733
Quest Diagnostics, Inc. (a)	666	75,897
UnitedHealth Group, Inc. (a)	4,760	1,403,962
Universal Health Services, Inc. Class B (a)	403	37,435

		3,013,529

Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	437	49,858
Church & Dwight Co., Inc. (a)	1,211	93,610
The Clorox Co. (a)	624	136,887
Kimberly-Clark Corp. (a)	1,706	241,143

		521,498

Pharmaceuticals — 5.4%
AbbVie, Inc. (a)	8,788	862,806
AmerisourceBergen Corp. (a)	766	77,190
Becton Dickinson and Co. (a)	1,468	351,248
Bristol-Myers Squibb Co. (a)	11,365	668,262
Cardinal Health, Inc. (a)	1,447	75,519
CVS Health Corp. (a)	6,479	420,941
DexCom, Inc. (a) (b)	466	188,916
Eli Lilly and Co. (a)	4,209	691,034

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson (a)	13,218	$1,858,847
McKesson Corp. (a)	802	123,043
Merck & Co., Inc. (a)	12,683	980,776
Mylan NV (a) (b)	2,609	41,953
Perrigo Co. PLC (a)	716	39,573
Pfizer, Inc. (a)	27,853	910,793
Zoetis, Inc. (a)	2,370	324,785

		7,615,686

		28,821,062

Energy — 2.6%
Oil & Gas — 2.2%
Apache Corp. (a)	1,857	25,070
Cabot Oil & Gas Corp. (a)	2,099	36,061
Chevron Corp. (a)	9,418	840,368
Concho Resources, Inc. (a)	1,025	52,788
ConocoPhillips (a)	5,451	229,051
Devon Energy Corp. (a)	1,957	22,192
Diamondback Energy, Inc. (a)	834	34,878
EOG Resources, Inc. (a)	2,885	146,154
Exxon Mobil Corp. (a)	21,074	942,429
Hess Corp. (a)	1,279	66,265
HollyFrontier Corp. (a)	726	21,199
Marathon Oil Corp. (a)	3,904	23,893
Marathon Petroleum Corp. (a)	3,229	120,700
Noble Energy, Inc. (a)	2,353	21,083
Occidental Petroleum Corp. (a)	4,433	81,124
Phillips 66 (a)	2,208	158,755
Pioneer Natural Resources Co. (a)	848	82,850
Valero Energy Corp. (a)	2,042	120,110

		3,024,970

Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	3,205	49,325
Halliburton Co. (a)	4,486	58,228
National Oilwell Varco, Inc. (a)	2,062	25,260
Schlumberger Ltd. (a)	6,841	125,806
TechnipFMC PLC (a)	2,016	13,789

		272,408

Pipelines — 0.2%
Kinder Morgan, Inc. (a)	9,667	146,649
ONEOK, Inc. (a)	2,047	68,001
The Williams Cos., Inc. (a)	6,019	114,481

		329,131

		3,626,509

Financial — 13.4%
Banks — 4.0%
Bank of America Corp. (a)	38,905	923,994
The Bank of New York Mellon Corp. (a)	4,165	160,977
Citigroup, Inc. (a)	10,361	529,447
Citizens Financial Group, Inc. (a)	2,202	55,578

	Number of Shares	Value
Comerica, Inc. (a)	693	$26,403
Fifth Third Bancorp (a)	3,575	68,926
First Republic Bank (a)	874	92,635
The Goldman Sachs Group, Inc. (a)	1,587	313,623
Huntington Bancshares, Inc. (a)	4,932	44,561
JP Morgan Chase & Co. (a)	15,250	1,434,415
KeyCorp (a)	5,009	61,010
M&T Bank Corp. (a)	647	67,269
Morgan Stanley (a)	5,798	280,043
Northern Trust Corp. (a)	1,046	82,990
The PNC Financial Services Group, Inc. (a)	2,176	228,937
Regions Financial Corp. (a)	4,699	52,253
State Street Corp. (a)	1,805	114,708
SVB Financial Group (a) (b)	264	56,900
Truist Financial Corp. (a)	6,669	250,421
US Bancorp (a)	7,058	259,875
Wells Fargo & Co. (a)	18,609	476,390
Zions Bancorp NA (a)	802	27,268

		5,608,623

Diversified Financial Services — 3.8%
American Express Co. (a)	3,338	317,778
Ameriprise Financial, Inc. (a)	646	96,926
BlackRock, Inc. (a)	759	412,964
Capital One Financial Corp. (a)	2,309	144,520
Cboe Global Markets, Inc. (a)	582	54,289
The Charles Schwab Corp. (a)	5,688	191,913
CME Group, Inc. (a)	1,784	289,971
Discover Financial Services (a)	1,549	77,589
E*TRADE Financial Corp. (a)	1,142	56,792
Franklin Resources, Inc. (a)	1,364	28,603
Intercontinental Exchange, Inc. (a)	2,769	253,640
Invesco Ltd. (a)	2,038	21,929
Mastercard, Inc. Class A (a)	4,425	1,308,473
Nasdaq, Inc. (a)	602	71,921
Raymond James Financial, Inc. (a)	605	41,642
Synchrony Financial (a)	2,377	52,674
T. Rowe Price Group, Inc. (a)	1,158	143,013
Visa, Inc. Class A (a)	8,533	1,648,320
The Western Union Co. (a)	2,185	47,240

		5,260,197

Insurance — 3.0%
Aflac, Inc. (a)	3,707	133,563
The Allstate Corp. (a)	1,606	155,766
American International Group, Inc. (a)	4,327	134,916
Aon PLC Class A (a)	1,164	224,186
Arthur J Gallagher & Co. (a)	980	95,540
Assurant, Inc. (a)	278	28,715
Berkshire Hathaway, Inc. Class B (a) (b)	9,752	1,740,829
Chubb Ltd. (a)	2,255	285,528
Cincinnati Financial Corp. (a)	742	47,510

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Re Group Ltd. (a)	199	$41,034
Globe Life, Inc. (a)	525	38,971
The Hartford Financial Services Group, Inc. (a)	1,854	71,472
Lincoln National Corp. (a)	975	35,870
Loews Corp. (a)	1,250	42,862
Marsh & McLennan Cos., Inc. (a)	2,510	269,499
MetLife, Inc. (a)	3,882	141,771
Principal Financial Group, Inc. (a)	1,342	55,747
The Progressive Corp. (a)	2,907	232,880
Prudential Financial, Inc. (a)	1,997	121,617
The Travelers Cos., Inc. (a)	1,278	145,756
Unum Group (a)	1,068	17,718
W.R. Berkley Corp. (a)	689	39,473
Willis Towers Watson PLC (a)	637	125,457

		4,226,680

Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,652	74,703

Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. (a)	603	97,837
American Tower Corp. (a)	2,237	578,354
Apartment Investment and Management Co. Class A (a)	679	25,557
AvalonBay Communities, Inc. (a)	691	106,856
Boston Properties, Inc. (a)	744	67,243
Crown Castle International Corp. (a)	2,070	346,414
Digital Realty Trust, Inc. (a)	1,357	192,843
Duke Realty Corp. (a)	1,793	63,454
Equinix, Inc. (a)	439	308,310
Equity Residential (a)	1,723	101,347
Essex Property Trust, Inc. (a)	325	74,480
Extra Space Storage, Inc. (a)	648	59,856
Federal Realty Investment Trust (a)	323	27,523
Healthpeak Properties, Inc. (a)	2,782	76,672
Host Hotels & Resorts, Inc. (a)	3,716	40,096
Iron Mountain, Inc. (a) (c)	1,409	36,775
Kimco Realty Corp. (a)	2,054	26,373
Mid-America Apartment Communities, Inc. (a)	549	62,954
Prologis, Inc. (a)	3,673	342,801
Public Storage (a)	766	146,988
Realty Income Corp. (a)	1,696	100,912
Regency Centers Corp. (a)	860	39,465
SBA Communications Corp. (a)	560	166,835
Simon Property Group, Inc. (a)	1,527	104,416
SL Green Realty Corp. (a)	430	21,195
UDR, Inc. (a)	1,529	57,154
Ventas, Inc. (a)	1,901	69,615
Vornado Realty Trust (a)	827	31,600
Welltower, Inc. (a)	2,113	109,348

	Number of Shares	Value
Weyerhaeuser Co. (a)	3,689	$82,855

		3,566,128

Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,115	24,471

		18,760,802

Industrial — 7.2%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	2,687	492,527
General Dynamics Corp. (a)	1,197	178,904
Howmet Aerospace, Inc. (a)	1,898	30,083
L3 Harris Technologies, Inc. (a)	1,098	186,298
Lockheed Martin Corp. (a)	1,236	451,041
Northrop Grumman Corp. (a)	780	239,803
Raytheon Technologies Corp. (a)	7,311	450,504
Teledyne Technologies, Inc. (a) (b)	179	55,660
TransDigm Group, Inc. (a)	248	109,628

		2,194,448

Building Materials — 0.3%
Carrier Global Corp. (a)	4,030	89,547
Fortune Brands Home & Security, Inc. (a)	680	43,472
Johnson Controls International PLC (a)	3,852	131,507
Martin Marietta Materials, Inc. (a)	309	63,830
Masco Corp. (a)	1,398	70,194
Vulcan Materials Co. (a)	656	75,998

		474,548

Electrical Components & Equipment — 0.2%
AMETEK, Inc. (a)	1,127	100,720
Emerson Electric Co. (a)	3,025	187,641

		288,361

Electronics — 1.2%
Agilent Technologies, Inc. (a)	1,532	135,383
Allegion PLC (a)	449	45,897
Amphenol Corp. Class A (a)	1,464	140,266
FLIR Systems, Inc. (a)	656	26,614
Fortive Corp. (a)	1,466	99,189
Garmin Ltd. (a)	722	70,395
Honeywell International, Inc. (a)	3,554	513,873
Keysight Technologies, Inc. (a) (b)	927	93,423
Mettler-Toledo International, Inc. (a) (b)	121	97,471
PerkinElmer, Inc. (a)	537	52,674
Roper Technologies, Inc. (a)	516	200,342
TE Connectivity Ltd. (a)	1,656	135,047
Waters Corp. (a) (b)	322	58,089

		1,668,663

Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc. (a)	609	51,643

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.2%
Pentair PLC (a)	817	$31,038
Republic Services, Inc. (a)	1,018	83,527
Waste Management, Inc. (a)	1,986	210,337

		324,902

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	266	36,844
Stanley Black & Decker, Inc. (a)	755	105,232

		142,076

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	2,754	348,381

Machinery – Diversified — 0.6%
Deere & Co. (a)	1,569	246,568
Dover Corp. (a)	714	68,944
Flowserve Corp. (a)	666	18,994
IDEX Corp. (a)	377	59,581
Ingersoll Rand, Inc. (a) (b)	1,734	48,760
Otis Worldwide Corp. (a)	2,015	114,573
Rockwell Automation, Inc. (a)	595	126,735
Westinghouse Air Brake Technologies Corp. (a)	946	54,461
Xylem, Inc. (a)	886	57,555

		796,171

Miscellaneous – Manufacturing — 1.1%
3M Co. (a)	2,863	446,600
A.O. Smith Corp. (a)	731	34,445
Eaton Corp. PLC (a)	2,054	179,684
General Electric Co. (a)	43,478	296,955
Illinois Tool Works, Inc. (a)	1,458	254,931
Parker-Hannifin Corp. (a)	638	116,926
Textron, Inc. (a)	1,130	37,188
Trane Technologies PLC (a)	1,189	105,797

		1,472,526

Packaging & Containers — 0.2%
Amcor PLC (a) (b)	8,071	82,405
Ball Corp. (a)	1,631	113,338
Packaging Corp. of America (a)	466	46,507
Sealed Air Corp. (a)	786	25,820
WestRock Co. (a)	1,272	35,947

		304,017

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	199	34,723

Transportation — 1.4%
C.H. Robinson Worldwide, Inc. (a)	661	52,259
CSX Corp. (a)	3,862	269,336
Expeditors International of Washington, Inc. (a)	882	67,067
FedEx Corp. (a)	1,191	167,002
J.B. Hunt Transport Services, Inc. (a)	422	50,784
Kansas City Southern (a)	501	74,794

	Number of Shares	Value
Norfolk Southern Corp. (a)	1,294	$227,188
Old Dominion Freight Line, Inc. (a)	473	80,216
Union Pacific Corp. (a)	3,375	570,611
United Parcel Service, Inc. Class B (a)	3,491	388,129

		1,947,386

		10,047,845

Technology — 20.9%
Computers — 6.6%
Accenture PLC Class A (a)	3,163	679,159
Apple, Inc. (a)	20,430	7,452,864
Cognizant Technology Solutions Corp. Class A (a)	2,715	154,266
DXC Technology Co. (a)	1,256	20,724
Fortinet, Inc. (a) (b)	705	96,775
Hewlett Packard Enterprise Co. (a)	6,448	62,739
HP, Inc. (a)	7,349	128,093
International Business Machines Corp. (a)	4,414	533,079
Leidos Holdings, Inc. (a)	668	62,572
NetApp, Inc. (a)	1,188	52,712
Seagate Technology PLC (a)	1,160	56,156
Western Digital Corp. (a)	1,470	64,900

		9,364,039

Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a) (b)	877	13,409
Zebra Technologies Corp. Class A (a) (b)	272	69,619

		83,028

Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a) (b)	5,824	306,401
Analog Devices, Inc. (a)	1,827	224,063
Applied Materials, Inc. (a)	4,593	277,647
Broadcom, Inc. (a)	1,976	623,645
Intel Corp. (a)	21,219	1,269,533
IPG Photonics Corp. (a) (b)	184	29,512
KLA Corp. (a)	784	152,472
Lam Research Corp. (a)	722	233,538
Maxim Integrated Products, Inc. (a)	1,408	85,339
Microchip Technology, Inc. (a)	1,185	124,792
Micron Technology, Inc. (a) (b)	5,510	283,875
NVIDIA Corp. (a)	3,088	1,173,162
Qorvo, Inc. (a) (b)	607	67,092
QUALCOMM, Inc. (a)	5,688	518,803
Skyworks Solutions, Inc. (a)	843	107,786
Texas Instruments, Inc. (a)	4,655	591,045
Xilinx, Inc. (a)	1,245	122,496

		6,191,201

Software — 9.8%
Activision Blizzard, Inc. (a)	3,825	290,317
Adobe, Inc. (a) (b)	2,412	1,049,968

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Akamai Technologies, Inc. (a) (b)	800	$85,672
ANSYS, Inc. (a) (b)	435	126,903
Autodesk, Inc. (a) (b)	1,095	261,913
Broadridge Financial Solutions, Inc. (a)	575	72,559
Cadence Design Systems, Inc. (a) (b)	1,388	133,192
Cerner Corp. (a)	1,550	106,253
Citrix Systems, Inc. (a)	571	84,457
Electronic Arts, Inc. (a) (b)	1,451	191,605
Fidelity National Information Services, Inc. (a)	3,061	410,449
Fiserv, Inc. (a) (b)	2,842	277,436
Intuit, Inc. (a)	1,296	383,862
Jack Henry & Associates, Inc. (a)	379	69,747
Microsoft Corp. (a)	38,024	7,738,264
MSCI, Inc. (a)	421	140,538
Oracle Corp. (a)	10,460	578,124
Paychex, Inc. (a)	1,574	119,230
Paycom Software, Inc. (a) (b)	244	75,574
salesforce.com, Inc. (a) (b)	4,532	848,980
ServiceNow, Inc. (a) (b)	961	389,263
Synopsys, Inc. (a) (b)	744	145,080
Take-Two Interactive Software, Inc. (a) (b)	560	78,159
Tyler Technologies, Inc. (a) (b)	204	70,764

		13,728,309

		29,366,577

Utilities — 2.8%
Electric — 2.6%
AES Corp. (a)	3,294	47,730
Alliant Energy Corp. (a)	1,164	55,686
Ameren Corp. (a)	1,284	90,342
American Electric Power Co., Inc. (a)	2,498	198,941
CenterPoint Energy, Inc. (a)	2,555	47,702
CMS Energy Corp. (a)	1,478	86,345
Consolidated Edison, Inc. (a)	1,637	117,749
Dominion Energy, Inc. (a)	4,313	350,129
DTE Energy Co. (a)	958	102,985
Duke Energy Corp. (a)	3,818	305,020
Edison International (a)	1,922	104,384
Entergy Corp. (a)	974	91,371
Evergy, Inc. (a)	1,183	70,140
Eversource Energy (a)	1,744	145,223
Exelon Corp. (a)	4,820	174,918
FirstEnergy Corp. (a)	2,805	108,778
NextEra Energy, Inc. (a)	2,434	584,574
NRG Energy, Inc. (a)	1,231	40,081
Pinnacle West Capital Corp. (a)	515	37,744
PPL Corp. (a)	3,793	98,011
Public Service Enterprise Group, Inc. (a)	2,498	122,802
Sempra Energy (a)	1,483	173,852

	Number of Shares	Value
The Southern Co. (a)	5,209	$270,087
WEC Energy Group, Inc. (a)	1,596	139,889
Xcel Energy, Inc. (a)	2,585	161,562

		3,726,045

Gas — 0.1%
Atmos Energy Corp. (a)	581	57,856
NiSource, Inc. (a)	1,986	45,162

		103,018

Water — 0.1%
American Water Works Co., Inc. (a)	896	115,279

		3,944,342

TOTAL COMMON STOCK (Cost $85,302,312)		128,428,709

TOTAL EQUITIES (Cost $85,302,312)		128,428,709

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	23,120	23,120

TOTAL MUTUAL FUNDS (Cost $23,120)		23,120

TOTAL PURCHASED OPTIONS (#) — 1.1% (Cost $1,474,988)		1,467,250

TOTAL LONG-TERM INVESTMENTS (Cost $86,800,420)		129,919,079

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$5,875,203	$5,875,203

TOTAL SHORT-TERM INVESTMENTS (Cost $5,875,203)		5,875,203

TOTAL INVESTMENTS — 96.9% (Cost $92,675,623) (h)		135,794,282

Other Assets/(Liabilities) — 3.1%		4,356,664

NET ASSETS — 100.0%		$140,150,946

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $58,227 or 0.04% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $36,922 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $5,875,203. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $5,992,806.

(h)	See Note 6 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	8/21/20	2,750.00	125	USD	34,375,000	$481,250	$620,250	$(139,000)
S&P 500 Index	9/18/20	2,800.00	145	USD	40,600,000	986,000	854,738	131,262

						$1,467,250	$1,474,988	$(7,738)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	7/17/20	3,025.00	46	USD	13,915,000	$(511,520)	$(449,912)	$(61,608)
S&P 500 Index	7/17/20	3,050.00	46	USD	14,030,000	(418,600)	(452,257)	33,657
S&P 500 Index	7/17/20	3,075.00	45	USD	13,837,500	(371,250)	(389,582)	18,332
S&P 500 Index	7/17/20	3,100.00	45	USD	13,950,000	(265,005)	(330,390)	65,385
S&P 500 Index	7/31/20	3,225.00	45	USD	14,512,500	(103,500)	(441,202)	337,702
S&P 500 Index	8/21/20	3,125.00	46	USD	14,375,000	(432,400)	(570,858)	138,458
S&P 500 Index	8/21/20	3,150.00	45	USD	14,175,000	(373,500)	(449,857)	76,357
S&P 500 Index	8/21/20	3,200.00	46	USD	14,720,000	(274,620)	(485,177)	210,557
S&P 500 Index	8/21/20	3,300.00	46	USD	15,180,000	(108,560)	(311,055)	202,495

						$(2,858,955)	$(3,880,290)	$1,021,335

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.0%
Basic Materials — 1.2%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	4,779	$1,153,937
RPM International, Inc.	38,555	2,893,938

		4,047,875

Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	55,000	2,268,200

		6,316,075

Communications — 4.7%
Internet — 4.0%
CDW Corp.	42,394	4,925,335
Chewy, Inc. Class A (a) (b)	1,000	44,690
Etsy, Inc. (b)	30,123	3,199,966
IAC/InterActiveCorp (b)	27,000	8,731,800
Spotify Technology SA (b)	14,000	3,614,660

		20,516,451

Telecommunications — 0.7%
Corning, Inc.	128,000	3,315,200

		23,831,651

Consumer, Cyclical — 13.3%
Airlines — 0.2%
Alaska Air Group, Inc.	17,000	616,420
United Airlines Holdings, Inc. (b)	12,000	415,320

		1,031,740

Apparel — 0.4%
Tapestry, Inc.	58,000	770,240
VF Corp.	24,000	1,462,560

		2,232,800

Auto Parts & Equipment — 0.9%
Aptiv PLC	41,000	3,194,720
Visteon Corp. (a) (b)	16,000	1,096,000

		4,290,720

Entertainment — 1.4%
DraftKings, Inc. Class A (b)	23,000	764,980
Vail Resorts, Inc.	35,599	6,484,358

		7,249,338

Food Services — 0.8%
Aramark	167,519	3,780,904

Lodging — 1.5%
Hilton Worldwide Holdings, Inc.	46,000	3,378,700
Marriott International, Inc. Class A	17,000	1,457,410
MGM Resorts International (a)	165,406	2,778,821

		7,614,931

	Number of Shares	Value
Retail — 8.1%
Burlington Stores, Inc. (b)	50,414	$9,928,029
CarMax, Inc. (b)	15,000	1,343,250
Casey’s General Stores, Inc.	26,000	3,887,520
Chipotle Mexican Grill, Inc. (b)	2,300	2,420,428
Darden Restaurants, Inc.	14,000	1,060,780
Dollar General Corp.	35,000	6,667,850
Dollar Tree, Inc. (b)	38,000	3,521,840
Domino’s Pizza, Inc.	7,883	2,912,295
Dunkin’ Brands Group, Inc.	32,000	2,087,360
Five Below, Inc. (a) (b)	7,000	748,370
Lululemon Athletica, Inc. (b)	2,000	624,020
O’Reilly Automotive, Inc. (b)	8,000	3,373,360
Ross Stores, Inc.	19,000	1,619,560
Ulta Beauty, Inc. (b)	5,000	1,017,100

		41,211,762

		67,412,195

Consumer, Non-cyclical — 33.2%
Biotechnology — 5.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	12,000	581,640
Alnylam Pharmaceuticals, Inc. (b)	15,000	2,221,650
Amarin Corp. PLC Sponsored ADR (a) (b)	31,000	214,520
Argenx SE ADR (b)	8,784	1,978,420
Ascendis Pharma A/S ADR (b)	6,000	887,400
Bluebird Bio, Inc. (b)	44,257	2,701,447
Exact Sciences Corp. (a) (b)	23,000	1,999,620
Incyte Corp. (b)	60,995	6,341,650
Ionis Pharmaceuticals, Inc. (b)	23,000	1,356,080
Royalty Pharma PLC Class A (b)	23,000	1,116,650
Seattle Genetics, Inc. (b)	40,444	6,872,245
Ultragenyx Pharmaceutical, Inc. (b)	300	23,466

		26,294,788

Commercial Services — 10.8%
Avalara, Inc. (b)	23,705	3,154,899
Bright Horizons Family Solutions, Inc. (b)	34,930	4,093,796
Clarivate Analytics PLC (a) (b)	173,000	3,863,090
CoreLogic, Inc.	52,000	3,495,440
CoStar Group, Inc. (b)	5,331	3,788,582
Equifax, Inc.	20,000	3,437,600
FleetCor Technologies, Inc. (b)	16,000	4,024,480
Gartner, Inc. (b)	12,000	1,455,960
Global Payments, Inc.	25,000	4,240,500
IHS Markit Ltd.	32,000	2,416,000
MarketAxess Holdings, Inc.	4,000	2,003,680
ServiceMaster Global Holdings, Inc. (b)	86,000	3,069,340
Square, Inc. Class A (b)	25,027	2,626,333
TransUnion	90,234	7,853,967

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verisk Analytics, Inc.	24,000	$4,084,800
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $108,169) (b) (c) (d) (e)	4,132	—
WEX, Inc. (b)	8,000	1,320,080

		54,928,547

Foods — 0.6%
Sprouts Farmers Market, Inc. (b)	46,000	1,177,140
TreeHouse Foods, Inc. (b)	41,000	1,795,800

		2,972,940

Health Care – Products — 10.7%
ABIOMED, Inc. (b)	14,308	3,456,240
Alcon, Inc. (a) (b)	38,000	2,178,160
Align Technology, Inc. (b)	4,000	1,097,760
Avantor, Inc. (b)	134,094	2,279,598
Bruker Corp.	109,000	4,434,120
The Cooper Cos., Inc.	23,000	6,523,720
Hologic, Inc. (b)	157,000	8,949,000
ICU Medical, Inc. (b)	9,000	1,658,790
IDEXX Laboratories, Inc. (b)	25,885	8,546,192
Penumbra, Inc. (a) (b)	15,223	2,722,177
Teleflex, Inc.	27,000	9,827,460
West Pharmaceutical Services, Inc.	11,000	2,498,870

		54,172,087

Health Care – Services — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	58,000	1,456,960
Catalent, Inc. (b)	93,000	6,816,900
ICON PLC (b)	25,933	4,368,673
PPD, Inc. (b)	16,000	428,800

		13,071,333

Household Products & Wares — 0.8%
Avery Dennison Corp.	23,000	2,624,070
Reynolds Consumer Products, Inc.	37,000	1,285,380

		3,909,450

Pharmaceuticals — 2.5%
Alkermes PLC (b)	87,000	1,688,235
Elanco Animal Health, Inc. (b)	114,000	2,445,300
Neurocrine Biosciences, Inc. (b)	17,000	2,074,000
Perrigo Co. PLC	58,000	3,205,660
PRA Health Sciences, Inc. (b)	35,000	3,405,150

		12,818,345

		168,167,490

Energy — 1.0%
Oil & Gas — 1.0%
Concho Resources, Inc.	39,000	2,008,500
Continental Resources, Inc. (a)	13,000	227,890
Pioneer Natural Resources Co.	20,000	1,954,000
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (b) (c) (d) (e)	21	80,808

	Number of Shares	Value
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (b) (c) (d) (e)	144	$554,112

		4,825,310

		4,825,310

Financial — 5.9%
Banks — 0.3%
Webster Financial Corp.	47,000	1,344,670

Diversified Financial Services — 2.3%
Cboe Global Markets, Inc.	32,350	3,017,608
Hamilton Lane, Inc. Class A	68,277	4,599,821
Raymond James Financial, Inc.	12,000	825,960
SLM Corp.	83,000	583,490
Tradeweb Markets, Inc. Class A	46,000	2,674,440

		11,701,319

Insurance — 1.8%
Assurant, Inc.	23,500	2,427,315
Axis Capital Holdings Ltd.	43,000	1,744,080
Kemper Corp.	7,000	507,640
The Progressive Corp.	12,000	961,320
Selectquote, Inc. (b)	12,000	303,960
Willis Towers Watson PLC	17,000	3,348,150

		9,292,465

Private Equity — 0.5%
KKR & Co., Inc. Class A	82,000	2,532,160

Real Estate Investment Trusts (REITS) — 1.0%
SBA Communications Corp.	17,631	5,252,628

		30,123,242

Industrial — 17.0%
Aerospace & Defense — 1.3%
Hexcel Corp.	101,487	4,589,242
L3 Harris Technologies, Inc.	12,000	2,036,040

		6,625,282

Building Materials — 0.2%
Martin Marietta Materials, Inc.	5,000	1,032,850

Electronics — 6.1%
Agilent Technologies, Inc.	75,000	6,627,750
Allegion PLC	7,000	715,540
Amphenol Corp. Class A	6,000	574,860
Fortive Corp.	52,000	3,518,320
Keysight Technologies, Inc. (b)	50,000	5,039,000
Mettler-Toledo International, Inc. (b)	6,895	5,554,267
National Instruments Corp.	64,000	2,477,440
Roper Technologies, Inc.	11,000	4,270,860
Sensata Technologies Holding PLC (b)	57,000	2,122,110

		30,900,147

Environmental Controls — 0.3%
Waste Connections, Inc.	17,000	1,594,430

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.6%
Colfax Corp. (a) (b)	97,000	$2,706,300

Machinery – Construction & Mining — 1.6%
BWX Technologies, Inc.	145,596	8,246,558

Machinery – Diversified — 1.9%
Cognex Corp.	14,000	836,080
IDEX Corp.	29,000	4,583,160
Ingersoll Rand, Inc. (b)	154,000	4,330,480

		9,749,720

Miscellaneous – Manufacturing — 0.9%
Textron, Inc.	139,000	4,574,490

Packaging & Containers — 2.1%
Ball Corp.	110,000	7,643,900
Packaging Corp. of America	9,000	898,200
Sealed Air Corp.	64,000	2,102,400

		10,644,500

Transportation — 2.0%
J.B. Hunt Transport Services, Inc.	84,965	10,224,688

		86,298,965

Technology — 19.6%
Computers — 0.2%
Crowdstrike Holdings, Inc. Class A (b)	11,000	1,103,190

Semiconductors — 7.0%
Entegris, Inc.	36,000	2,125,800
KLA Corp.	30,802	5,990,373
Marvell Technology Group Ltd.	160,000	5,609,600
Maxim Integrated Products, Inc.	47,000	2,848,670
Microchip Technology, Inc. (a)	65,000	6,845,150
Monolithic Power Systems, Inc.	18,741	4,441,617
Skyworks Solutions, Inc.	29,000	3,707,940
Xilinx, Inc.	39,000	3,837,210

		35,406,360

Software — 12.4%
Atlassian Corp. PLC Class A (b)	20,000	3,605,400
Bill.com Holdings, Inc. (b)	3,000	270,630
Black Knight, Inc. (b)	43,000	3,120,080
Broadridge Financial Solutions, Inc.	11,000	1,388,090
Ceridian HCM Holding, Inc. (a) (b)	87,035	6,899,265
DocuSign, Inc. (b)	50,609	8,715,376
Fiserv, Inc. (b)	35,000	3,416,700
Guidewire Software, Inc. (b)	40,558	4,495,854
Slack Technologies, Inc. Class A (a) (b)	92,175	2,865,721
Splunk, Inc. (b)	20,000	3,974,000
SS&C Technologies Holdings, Inc	115,924	6,547,388
Take-Two Interactive Software, Inc. (b)	42,227	5,893,622
Tyler Technologies, Inc. (b)	9,559	3,315,826
Veeva Systems, Inc. Class A (b)	18,232	4,273,945

	Number of Shares	Value
Workday, Inc. Class A (b)	14,000	$2,623,040
Zynga, Inc. Class A (b)	128,000	1,221,120

		62,626,057

		99,135,607

Utilities — 1.1%
Electric — 0.8%
Eversource Energy	12,000	999,240
Sempra Energy	26,000	3,047,980

		4,047,220

Gas — 0.3%
Atmos Energy Corp.	13,000	1,294,540

		5,341,760

TOTAL COMMON STOCK (Cost $391,232,283)		491,452,295

PREFERRED STOCK — 0.4%
Communications — 0.2%
Internet — 0.2%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	1,915	744,265
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	50	20,895

		765,160

Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (b) (c) (d) (e)	83,834	900,713

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (b) (c) (d) (e)	22,197	—
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (b) (c) (d) (e)	17,440	—

		—

Technology — 0.0%
Software — 0.0%
DoorDash, Inc., Series H (Acquired 6/17/20, Cost $142,309) (b) (c) (d) (e)	620	142,309

TOTAL PREFERRED STOCK (Cost $2,401,007)		1,808,182

TOTAL EQUITIES (Cost $393,633,290)		493,260,477

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	2,604,158	$2,604,158

TOTAL MUTUAL FUNDS (Cost $2,604,158)		2,604,158

TOTAL LONG-TERM INVESTMENTS (Cost $396,237,448)		495,864,635

SHORT-TERM INVESTMENTS — 2.9%
Mutual Fund — 1.5%
T. Rowe Price Treasury Reserve Fund	7,791,900	7,791,900

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$7,092,935	7,092,935

TOTAL SHORT-TERM INVESTMENTS (Cost $14,884,835)		14,884,835

TOTAL INVESTMENTS — 100.8% (Cost $411,122,283) (h)		510,749,470

Other Assets/(Liabilities) — (0.8)%		(3,859,516)

NET ASSETS — 100.0%		$506,889,954

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $23,023,958 or 4.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $20,654,888 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)

Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $2,443,102 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $2,443,102 or 0.48% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $7,092,935. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 2.375%, maturity dates ranging from 1/15/24 –2/29/24, and an aggregate market value, including accrued interest, of $7,234,925.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 93.8%
Basic Materials — 1.1%
Forest Products & Paper — 1.1%
Mondi PLC	223,187	$4,170,433

Communications — 3.2%
Internet — 1.2%
F5 Networks, Inc. (a)	33,669	4,696,152

Media — 1.0%
Fox Corp. Class B (a)	142,862	3,834,416

Telecommunications — 1.0%
Rogers Communications, Inc. Class B	94,997	3,817,094

		12,347,662

Consumer, Cyclical — 11.0%
Airlines — 0.9%
Southwest Airlines Co.	103,004	3,520,677

Auto Manufacturers — 3.5%
Cummins, Inc.	30,721	5,322,721
Honda Motor Co. Ltd. Sponsored ADR (b)	118,949	3,040,336
PACCAR, Inc.	66,231	4,957,390

		13,320,447

Auto Parts & Equipment — 1.4%
Aptiv PLC	34,633	2,698,603
BorgWarner, Inc.	72,992	2,576,618

		5,275,221

Food Services — 0.9%
Sodexo SA	53,890	3,640,284

Home Builders — 0.1%
Thor Industries, Inc. (b)	4,485	477,787

Retail — 4.2%
Advance Auto Parts, Inc.	39,069	5,565,379
Genuine Parts Co.	53,744	4,673,578
MSC Industrial Direct Co., Inc. Class A	64,630	4,705,710
Target Corp.	11,271	1,351,731

		16,296,398

		42,530,814

Consumer, Non-cyclical — 20.9%
Foods — 7.9%
Conagra Brands, Inc.	160,466	5,643,589
The J.M. Smucker Co.	46,842	4,956,352
Kellogg Co.	56,251	3,715,941
Koninklijke Ahold Delhaize NV	216,598	5,898,244
Mondelez International, Inc. Class A	59,004	3,016,875
Orkla ASA	371,653	3,257,682

	Number of Shares	Value
Sysco Corp.	72,110	$3,941,533

		30,430,216

Health Care – Products — 6.4%
Envista Holdings Corp. (a)	229,472	4,839,564
Henry Schein, Inc. (a)	74,307	4,338,786
Hologic, Inc. (a)	45,400	2,587,800
Siemens Healthineers AG (c)	32,449	1,554,043
Zimmer Biomet Holdings, Inc.	95,960	11,453,786

		24,773,979

Health Care – Services — 3.1%
Quest Diagnostics, Inc.	53,621	6,110,649
Universal Health Services, Inc. Class B	62,908	5,843,524

		11,954,173

Household Products & Wares — 0.8%
Kimberly-Clark Corp.	20,313	2,871,243

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	90,328	4,714,218
McKesson Corp.	35,705	5,477,861

		10,192,079

		80,221,690

Energy — 2.4%
Oil & Gas — 1.9%
Cimarex Energy Co.	45,882	1,261,296
ConocoPhillips	116,257	4,885,119
Noble Energy, Inc.	138,718	1,242,914

		7,389,329

Oil & Gas Services — 0.5%
Baker Hughes Co.	116,100	1,786,779

		9,176,108

Financial — 19.3%
Banks — 7.7%
The Bank of New York Mellon Corp.	76,435	2,954,213
Commerce Bancshares, Inc.	78,149	4,647,521
M&T Bank Corp.	14,671	1,525,344
Northern Trust Corp.	140,397	11,139,098
State Street Corp.	37,613	2,390,306
Truist Financial Corp.	96,310	3,616,441
Westamerica Bancorp.	56,251	3,229,932

		29,502,855

Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	29,715	4,458,439
BlackRock, Inc.	1,583	861,294
T. Rowe Price Group, Inc.	16,080	1,985,880

		7,305,613

Insurance — 5.3%
Aflac, Inc.	104,294	3,757,713

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	31,324	$3,053,777
Brown & Brown, Inc.	17,985	733,069
Chubb Ltd.	68,961	8,731,842
ProAssurance Corp.	47,500	687,325
Reinsurance Group of America, Inc.	42,324	3,319,894

		20,283,620

Real Estate Investment Trusts (REITS) — 3.6%
MGM Growth Properties LLC Class A	119,040	3,239,078
Piedmont Office Realty Trust, Inc. Class A	115,309	1,915,282
Welltower, Inc.	62,418	3,230,132
Weyerhaeuser Co.	249,215	5,597,369

		13,981,861

Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	292,694	3,222,561

		74,296,510

Industrial — 20.6%
Aerospace & Defense — 1.8%
BAE Systems PLC	477,503	2,856,129
General Dynamics Corp.	25,863	3,865,484

		6,721,613

Building Materials — 1.8%
Johnson Controls International PLC	202,581	6,916,115

Electrical Components & Equipment — 2.2%
Emerson Electric Co.	134,853	8,364,932

Electronics — 5.4%
ABB Ltd. Registered	135,939	3,055,576
Hubbell, Inc.	56,922	7,135,742
nVent Electric PLC	334,240	6,260,315
TE Connectivity Ltd.	50,725	4,136,624

		20,588,257

Environmental Controls — 1.6%
Republic Services, Inc.	77,154	6,330,486

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	7,277	613,014

Miscellaneous – Manufacturing — 1.9%
IMI PLC	332,683	3,798,138
Textron, Inc.	107,250	3,529,598

		7,327,736

Packaging & Containers — 3.6%
Graphic Packaging Holding Co.	151,801	2,123,696
Packaging Corp. of America	46,241	4,614,852
Sonoco Products Co.	106,018	5,543,681
WestRock Co.	60,019	1,696,137

		13,978,366

Transportation — 2.1%
Heartland Express, Inc.	179,674	3,740,813

	Number of Shares	Value
Norfolk Southern Corp.	25,616	$4,497,401

		8,238,214

		79,078,733

Technology — 5.9%
Computers — 1.1%
HP, Inc.	231,035	4,026,940

Semiconductors — 3.6%
Applied Materials, Inc.	107,263	6,484,048
Maxim Integrated Products, Inc.	81,852	4,961,050
Microchip Technology, Inc.	23,826	2,509,116

		13,954,214

Software — 1.2%
Cerner Corp.	69,255	4,747,430

		22,728,584

Utilities — 9.4%
Electric — 7.7%
Ameren Corp.	26,832	1,887,900
CMS Energy Corp.	24,506	1,431,641
Edison International	97,278	5,283,168
Evergy, Inc.	53,460	3,169,643
Eversource Energy	31,047	2,585,284
NorthWestern Corp.	95,414	5,201,971
Pinnacle West Capital Corp.	83,847	6,145,147
Xcel Energy, Inc.	66,221	4,138,812

		29,843,566

Gas — 1.7%
Atmos Energy Corp.	27,515	2,739,944
Spire, Inc.	56,747	3,728,845

		6,468,789

		36,312,355

TOTAL COMMON STOCK (Cost $361,926,999)		360,862,889

TOTAL EQUITIES (Cost $361,926,999)		360,862,889

MUTUAL FUNDS — 2.9%
Diversified Financial Services — 2.9%
iShares Russell Mid-Cap Value ETF	143,467	10,979,529

TOTAL MUTUAL FUNDS (Cost $10,222,270)		10,979,529

TOTAL LONG-TERM INVESTMENTS (Cost $372,149,269)		371,842,418

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$8,637,648	$8,637,648

TOTAL SHORT-TERM INVESTMENTS (Cost $8,637,648)		8,637,648

TOTAL INVESTMENTS — 98.9% (Cost $380,786,917) (e)		380,480,066

Other Assets/(Liabilities) — 1.1%		4,093,628

NET ASSETS — 100.0%		$384,573,694

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $3,438,621 or 0.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,513,619 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $1,554,043 or 0.40% of net assets.

(d)

Maturity value of $8,637,648. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $8,810,411.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	9/30/20	USD	2,157,729	JPY	229,737,774	$27,376
Bank of America N.A.*	9/30/20	JPY	31,369,952	USD	292,483	(1,590)
Credit Suisse International*	9/30/20	USD	9,926,106	EUR	8,795,217	24,994
Credit Suisse International*	9/30/20	EUR	332,208	USD	373,793	187
Goldman Sachs & Co.*	9/30/20	USD	2,723,889	NOK	26,118,262	9,472
JP Morgan Chase Bank N.A.*	9/30/20	USD	9,689,800	GBP	7,767,178	60,468
JP Morgan Chase Bank N.A.*	9/30/20	GBP	214,944	USD	267,042	(566)
Morgan Stanley & Co. LLC*	9/30/20	USD	3,379,540	CAD	4,574,343	9,521
Morgan Stanley & Co. LLC*	9/30/20	CAD	110,624	USD	81,147	353
UBS AG*	9/30/20	USD	2,685,865	CHF	2,537,512	434
UBS AG*	9/30/20	CHF	146,820	USD	155,819	(441)

						$130,208

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.3%

COMMON STOCK — 102.1%
Basic Materials — 0.8%
Chemicals — 0.6%
Ingevity Corp. (a)	13,978	$734,824
Methanex Corp.	18,292	330,719

		1,065,543

Iron & Steel — 0.2%
Carpenter Technology Corp.	15,906	386,197

		1,451,740

Communications — 4.5%
Internet — 2.7%
Cardlytics, Inc. (a) (b)	20,249	1,417,025
Mimecast Ltd. (a)	39,409	1,641,779
Perficient, Inc. (a)	22,764	814,496
Q2 Holdings, Inc. (a) (b)	11,110	953,127
Veracode, Inc. (Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (c) (d) (e)	10,688	5,814

		4,832,241

Media — 0.7%
The New York Times Co. Class A	28,357	1,191,845

Telecommunications — 1.1%
Ciena Corp. (a)	14,622	791,928
PagerDuty, Inc. (a) (b)	41,349	1,183,408

		1,975,336

		7,999,422

Consumer, Cyclical — 16.2%
Apparel — 2.5%
Deckers Outdoor Corp. (a)	6,119	1,201,710
Skechers U.S.A., Inc. Class A (a)	29,411	922,917
Steven Madden Ltd.	36,209	894,000
Wolverine World Wide, Inc.	60,491	1,440,291

		4,458,918

Entertainment — 1.1%
Cinemark Holdings, Inc. (b)	45,627	526,992
DraftKings, Inc. PIPE (Acquired 8/22/17-6/23/20, Cost $443,801) (a) (d) (e)	24,391	786,351
Penn National Gaming, Inc. (a) (b)	19,600	598,584

		1,911,927

Home Builders — 2.5%
Cavco Industries, Inc. (a)	6,371	1,228,647
Skyline Champion Corp. (a)	90,356	2,199,265
Thor Industries, Inc. (b)	10,146	1,080,854

		4,508,766

	Number of Shares	Value
Leisure Time — 3.9%
Acushnet Holdings Corp.	34,305	$1,193,471
BRP, Inc. (b)	32,030	1,366,041
Fox Factory Holding Corp. (a)	18,930	1,563,807
Planet Fitness, Inc. Class A (a)	10,264	621,691
Polaris, Inc.	8,209	759,743
YETI Holdings, Inc. (a)	35,239	1,505,762

		7,010,515

Retail — 6.2%
BMC Stock Holdings, Inc. (a)	74,464	1,872,025
FirstCash, Inc.	11,461	773,388
Five Below, Inc. (a) (b)	22,826	2,440,328
Floor & Decor Holdings, Inc. Class A (a)	23,028	1,327,564
La-Z-Boy, Inc.	31,299	846,951
Nu Skin Enterprises, Inc. Class A	23,536	899,781
Ollie’s Bargain Outlet Holdings, Inc. (a)	9,978	974,352
Rush Enterprises, Inc. Class A	42,123	1,746,420
Texas Roadhouse, Inc.	1,800	94,626

		10,975,435

		28,865,561

Consumer, Non-cyclical — 30.3%
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	2,428	1,302,986

Biotechnology — 11.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	14,877	721,088
Acceleron Pharma, Inc. (a)	8,912	849,046
Akouos, Inc. (a)	1,700	38,250
Allakos, Inc. (a) (b)	6,713	482,396
Amicus Therapeutics, Inc. (a) (b)	72,555	1,094,129
Apellis Pharmaceuticals, Inc. (a)	25,863	844,686
Arena Pharmaceuticals, Inc. (a)	27,664	1,741,449
Ascendis Pharma A/S ADR (a)	3,128	462,631
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,359	464,906
Blueprint Medicines Corp. (a)	14,213	1,108,614
ChemoCentryx, Inc. (a)	17,477	1,005,627
Constellation Pharmaceuticals, Inc. (a)	24,721	742,866
CRISPR Therapeutics AG (a)	13,074	960,808
Dicerna Pharmaceuticals, Inc. (a)	23,842	605,587
ImmunoGen, Inc. (a)	108,461	498,921
Iovance Biotherapeutics, Inc. (a)	19,408	532,750
Karyopharm Therapeutics, Inc. (a)	21,323	403,858
Kodiak Sciences, Inc. (a) (b)	16,249	879,396
Livongo Health, Inc. (a)	27,883	2,096,523
Mersana Therapeutics, Inc. (a)	25,316	592,394
Mirati Therapeutics, Inc. (a) (b)	8,773	1,001,613

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PTC Therapeutics, Inc. (a)	14,483	$734,867
RAPT Therapeutics, Inc. (a)	9,983	289,707
Theravance Biopharma, Inc. (a) (b)	18,330	384,747
Turning Point Therapeutics, Inc. (a)	6,953	449,094
Y-mAbs Therapeutics, Inc. (a)	34,897	1,507,550

		20,493,503

Commercial Services — 6.7%
2U, Inc. (a) (b)	28,375	1,077,115
Avalara, Inc. (a)	5,578	742,376
Cardtronics PLC Class A (a)	31,236	749,039
Chegg, Inc. (a)	30,478	2,049,950
Green Dot Corp. Class A (a)	7,400	363,192
Herc Holdings, Inc. (a)	8,000	245,840
HMS Holdings Corp. (a)	27,811	900,798
Liveramp Holdings, Inc. (a)	29,045	1,233,541
Monro, Inc.	11,786	647,523
Paylocity Holding Corp. (a)	7,709	1,124,666
TriNet Group, Inc. (a)	44,860	2,733,769

		11,867,809

Foods — 0.7%
Performance Food Group Co. (a)	20,414	594,864
Sanderson Farms, Inc. (b)	5,210	603,787

		1,198,651

Health Care – Products — 4.9%
Avanos Medical, Inc. (a)	22,805	670,239
Globus Medical, Inc. Class A (a)	43,084	2,055,538
Haemonetics Corp. (a)	6,686	598,798
Hill-Rom Holdings, Inc.	6,570	721,255
Insulet Corp. (a)	5,992	1,164,006
Kangji Medical Holdings Ltd. (a)	7,100	27,299
NanoString Technologies, Inc. (a) (b)	16,634	488,208
Novocure Ltd. (a)	13,101	776,889
Tandem Diabetes Care, Inc. (a)	21,418	2,118,668

		8,620,900

Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	23,304	585,397
Amedisys, Inc. (a)	4,840	960,934
LHC Group, Inc. (a)	16,773	2,923,869
Molina Healthcare, Inc. (a)	5,193	924,250

		5,394,450

Pharmaceuticals — 2.8%
Akebia Therapeutics, Inc. (a)	37,527	509,617
Global Blood Therapeutics, Inc. (a)	7,569	477,831
Heron Therapeutics, Inc. (a)	32,429	477,030
MyoKardia, Inc. (a)	11,228	1,084,849
Principia Biopharma, Inc. (a)	6,429	384,390
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,189	497,548
Revance Therapeutics, Inc. (a)	29,236	713,943
Tricida, Inc. (a) (b)	15,391	422,945

	Number of Shares	Value
UroGen Pharma Ltd. (a) (b)	18,043	$471,283

		5,039,436

		53,917,735

Energy — 2.5%
Energy – Alternate Sources — 2.0%
Atlantica Sustainable Infrastructure PLC	28,660	834,006
First Solar, Inc. (a) (b)	44,109	2,183,395
SunPower Corp. (a) (b)	76,910	589,131

		3,606,532

Oil & Gas — 0.5%
Delek US Holdings, Inc. (b)	30,212	525,991
Viper Energy Partners LP	26,835	278,011

		804,002

		4,410,534

Financial — 15.7%
Banks — 4.3%
Ameris Bancorp	50,121	1,182,355
Atlantic Union Bankshares Corp.	35,173	814,607
BancorpSouth Bank	52,234	1,187,801
First Interstate BancSystem, Inc. Class A	27,003	836,013
National Bank Holdings Corp. Class A	30,598	826,146
Seacoast Banking Corp. of Florida (a)	38,183	778,933
Western Alliance Bancorp	55,345	2,095,915

		7,721,770

Diversified Financial Services — 3.3%
Air Lease Corp.	24,432	715,613
Ares Management Corp. Class A	26,598	1,055,941
Hamilton Lane, Inc. Class A	6,890	464,179
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,788	1,616,187
PRA Group, Inc. (a)	52,249	2,019,946

		5,871,866

Insurance — 2.3%
Assured Guaranty Ltd.	26,561	648,354
James River Group Holdings Ltd.	22,801	1,026,045
Kemper Corp.	13,375	969,955
Selective Insurance Group, Inc.	14,825	781,870
Third Point Reinsurance Ltd. (a)	82,958	623,015

		4,049,239

Private Equity — 0.4%
Kennedy-Wilson Holdings, Inc.	45,065	685,889

Real Estate — 0.9%
McGrath RentCorp	14,094	761,217
Redfin Corp. (a) (b)	20,972	878,936

		1,640,153

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.0%
Essential Properties Realty Trust, Inc. (b)	99,910	$1,482,665
JBG SMITH Properties	22,773	673,398
Life Storage, Inc.	10,034	952,728
PotlatchDeltic Corp.	31,472	1,196,880
PS Business Parks, Inc.	5,406	715,754
Xenia Hotels & Resorts, Inc.	44,663	416,706

		5,438,131

Savings & Loans — 1.5%
OceanFirst Financial Corp.	49,767	877,392
Sterling Bancorp	150,157	1,759,840

		2,637,232

		28,044,280

Industrial — 16.6%
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc. (a)	18,418	730,089

Building Materials — 0.5%
Louisiana-Pacific Corp.	33,889	869,253

Electrical Components & Equipment — 1.4%
EnerSys	14,599	939,884
Novanta, Inc. (a)	13,974	1,492,004

		2,431,888

Electronics — 1.0%
II-VI, Inc. (a) (b)	24,042	1,135,263
Watts Water Technologies, Inc. Class A	7,312	592,272

		1,727,535

Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	27,800	1,132,850

Environmental Controls — 1.0%
Clean Harbors, Inc. (a)	13,125	787,238
Tetra Tech, Inc.	13,292	1,051,663

		1,838,901

Hand & Machine Tools — 1.1%
Kennametal, Inc.	67,919	1,949,954

Machinery – Construction & Mining — 1.2%
Argan, Inc.	43,760	2,073,349

Machinery – Diversified — 2.2%
Chart Industries, Inc. (a)	26,577	1,288,719
Curtiss-Wright Corp.	17,214	1,536,866
SPX FLOW, Inc. (a)	27,747	1,038,847

		3,864,432

Metal Fabricate & Hardware — 3.1%
Advanced Drainage Systems, Inc.	57,087	2,820,098
Rexnord Corp.	94,694	2,760,330

		5,580,428

	Number of Shares	Value
Miscellaneous – Manufacturing — 2.1%
Axon Enterprise, Inc. (a)	6,447	$632,644
Enerpac Tool Group Corp.	45,980	809,248
ITT, Inc.	27,150	1,594,791
John Bean Technologies Corp.	9,187	790,266

		3,826,949

Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	74,592	1,043,542

Transportation — 1.0%
Kirby Corp. (a)	14,449	773,888
Saia, Inc. (a)	9,954	1,106,686

		1,880,574

Trucking & Leasing — 0.4%
GATX Corp.	11,616	708,344

		29,658,088

Technology — 15.1%
Computers — 2.0%
Endava PLC Sponsored ADR (a)	17,383	839,599
Lumentum Holdings, Inc. (a)	6,469	526,771
Rapid7, Inc. (a) (b)	44,605	2,275,747

		3,642,117

Semiconductors — 4.9%
ACM Research, Inc. Class A (a) (b)	18,265	1,139,006
Entegris, Inc.	33,179	1,959,220
Lattice Semiconductor Corp. (a)	30,631	869,614
MKS Instruments, Inc.	14,880	1,685,011
Power Integrations, Inc.	3,300	389,829
Tower Semiconductor Ltd. (a)	137,479	2,624,474

		8,667,154

Software — 8.2%
1Life Healthcare, Inc. (a)	16,185	587,839
Bandwidth, Inc. Class A (a)	18,579	2,359,533
Cloudera, Inc. (a) (b)	69,996	890,349
Five9, Inc. (a)	17,472	1,933,626
Health Catalyst, Inc. (a)	31,214	910,512
HubSpot, Inc. (a)	8,877	1,991,555
j2 Global, Inc. (b)	9,851	622,682
Manhattan Associates, Inc. (a)	13,126	1,236,469
Omnicell, Inc. (a)	32,200	2,273,964
Sprout Social, Inc. Class A (a)	15,100	407,700
SVMK, Inc. (a)	56,296	1,325,208

		14,539,437

		26,848,708

Utilities — 0.4%
Electric — 0.4%
Portland General Electric Co.	17,464	730,171

TOTAL COMMON STOCK (Cost $160,185,622)		181,926,239

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (c) (d) (e)	4,027	$165,308

Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $266,732) (a) (c) (d) (e)	22,966	213,354

TOTAL PREFERRED STOCK (Cost $450,987)		378,662

TOTAL EQUITIES (Cost $160,636,609)		182,304,901

WARRANTS — 0.0%
Consumer, Cyclical — 0.0%
Entertainment — 0.0%
DraftKings, Inc. PIPE (Acquired 4/23/20, Cost $0) (a) (d) (e)	171	2,616

TOTAL WARRANTS (Cost $0)		2,616

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 2000 Index Fund (b)	5,476	784,054
State Street Navigator Securities Lending Prime Portfolio (f)	1,042,461	1,042,461

		1,826,515

TOTAL MUTUAL FUNDS (Cost $1,663,592)		1,826,515

TOTAL LONG-TERM INVESTMENTS (Cost $162,300,201)		184,134,032

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$2,608,166	$2,608,166

TOTAL SHORT-TERM INVESTMENTS (Cost $2,608,166)		2,608,166

TOTAL INVESTMENTS — 104.8% (Cost $164,908,367) (h)		186,742,198

Other Assets/(Liabilities) — (4.8)%		(8,527,974)

NET ASSETS — 100.0%		$178,214,224

Abbreviation Legend

ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $25,956,869 or 14.56% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $25,394,320 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $1,173,443 or 0.66% of net assets.
(e)

Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $1,173,444 or 0.66% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $2,608,166. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $2,660,389.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 4.0%
Chemicals — 1.5%
American Vanguard Corp.	17,500	$240,800
Minerals Technologies, Inc.	9,847	462,120
Quaker Chemical Corp. (a)	3,073	570,502

		1,273,422

Forest Products & Paper — 0.8%
Clearwater Paper Corp. (b)	17,664	638,200

Iron & Steel — 1.0%
Carpenter Technology Corp.	14,826	359,975
Reliance Steel & Aluminum Co.	4,700	446,171

		806,146

Mining — 0.7%
Alcoa Corp. (b)	21,556	242,290
Constellium SE (a) (b)	50,459	387,525

		629,815

		3,347,583

Communications — 3.2%
Advertising — 0.2%
Boston Omaha Corp. Class A (b)	11,005	176,080

Internet — 0.4%
Zendesk, Inc. (b)	3,353	296,841

Media — 1.9%
Cable One, Inc.	745	1,322,263
Scholastic Corp.	9,174	274,670

		1,596,933

Telecommunications — 0.7%
Harmonic, Inc. (b)	120,531	572,522

		2,642,376

Consumer, Cyclical — 10.2%
Apparel — 0.9%
Hanesbrands, Inc. (a)	20,257	228,701
Steven Madden Ltd.	21,197	523,354

		752,055

Auto Manufacturers — 0.3%
Blue Bird Corp. (b)	16,600	248,834

Auto Parts & Equipment — 1.0%
Dorman Products, Inc. (b)	6,895	462,448
Visteon Corp. (b)	5,748	393,738

		856,186

Distribution & Wholesale — 1.1%
Pool Corp.	3,311	900,162

Entertainment — 0.4%
Marriott Vacations Worldwide Corp.	4,020	330,484

	Number of Shares	Value
Home Builders — 2.2%
Cavco Industries, Inc. (b)	4,524	$872,453
LCI Industries	5,795	666,309
Meritage Home Corp. (b)	3,681	280,198

		1,818,960

Lodging — 0.8%
The St. Joe Co. (a) (b)	34,162	663,426

Retail — 3.5%
Beacon Roofing Supply, Inc. (b)	16,991	448,053
BJ’s Restaurants, Inc.	5,800	121,452
Cannae Holdings, Inc. (b)	7,899	324,649
Express, Inc. (a) (b)	60,461	93,110
Lumber Liquidators Holdings, Inc. (b)	24,922	345,419
Papa John’s International, Inc.	6,852	544,117
Red Robin Gourmet Burgers, Inc. (b)	15,786	161,017
Rush Enterprises, Inc. Class A	4,971	206,098
Sportsman’s Warehouse Holdings, Inc. (b)	46,056	656,298

		2,900,213

		8,470,320

Consumer, Non-cyclical — 17.3%
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	1,356	310,782

Biotechnology — 0.9%
Acceleron Pharma, Inc. (a) (b)	1,037	98,795
Cara Therapeutics, Inc. (a) (b)	9,307	159,150
Legend Biotech Corp. ADR (b)	570	24,259
Radius Health, Inc. (a) (b)	6,681	91,062
Ultragenyx Pharmaceutical, Inc. (b)	2,601	203,450
Xencor, Inc. (a) (b)	6,200	200,818

		777,534

Commercial Services — 6.0%
Aaron’s, Inc.	20,695	939,553
Clarivate Analytics PLC (b)	24,258	541,681
FTI Consulting, Inc. (b)	9,253	1,059,931
Green Dot Corp. Class A (b)	15,956	783,120
Korn Ferry	3,630	111,550
Monro, Inc.	6,906	379,416
Shift4 Payments, Inc. Class A (b)	1,747	62,019
Strategic Education, Inc.	6,952	1,068,175

		4,945,445

Foods — 2.8%
Grocery Outlet Holding Corp. (b)	9,350	381,480
Nomad Foods Ltd. (b)	47,810	1,025,524
Post Holdings, Inc. (b)	6,777	593,801
The Simply Good Foods Co. (b)	18,655	346,610

		2,347,415

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.6%
Atrion Corp.	1,056	$672,682
Avanos Medical, Inc. (b)	13,218	388,477
Envista Holdings Corp. (b)	19,763	416,802
Quidel Corp. (b)	8,136	1,820,349
West Pharmaceutical Services, Inc.	2,319	526,807

		3,825,117

Health Care – Services — 1.8%
The Ensign Group, Inc.	10,442	436,998
Molina Healthcare, Inc. (b)	1,256	223,543
The Pennant Group, Inc. (a) (b)	12,971	293,144
Select Medical Holdings Corp. (b)	37,445	551,565

		1,505,250

Pharmaceuticals — 0.8%
Momenta Pharmaceuticals, Inc. (b)	14,796	492,263
Option Care Health, Inc. (a) (b)	9,940	137,967

		630,230

		14,341,773

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Conyers Park II Acquisition Corp. (b)	14,384	168,293

Energy — 4.1%
Energy – Alternate Sources — 0.6%
REX American Resources Corp. (b)	7,367	511,049

Oil & Gas — 1.8%
Kimbell Royalty Partners LP	28,444	244,618
Kosmos Energy Ltd. (a)	83,066	137,890
Magnolia Oil & Gas Corp. Class A (a) (b)	47,488	287,777
Matador Resources Co. (b)	32,321	274,729
WPX Energy, Inc. (a) (b)	87,595	558,856

		1,503,870

Oil & Gas Services — 1.7%
ChampionX Corp. (b)	54,044	527,469
Dril-Quip, Inc. (b)	7,036	209,602
Frank’s International NV (b)	12,281	27,387
Liberty Oilfield Services, Inc. Class A (a)	58,713	321,747
Thermon Group Holdings, Inc. (b)	17,638	256,986

		1,343,191

		3,358,110

Financial — 33.2%
Banks — 15.3%
Atlantic Capital Bancshares, Inc. (b)	14,253	173,316
BankUnited, Inc.	32,800	664,200
BOK Financial Corp.	2,844	160,515
Columbia Banking System, Inc.	24,700	700,122
CrossFirst Bankshares, Inc. (a) (b)	27,943	273,283
East West Bancorp, Inc.	12,303	445,861

	Number of Shares	Value
FB Financial Corp.	18,370	$455,025
Glacier Bancorp, Inc.	18,380	648,630
HarborOne Bancorp, Inc. (a) (b)	52,732	450,331
Heritage Commerce Corp.	15,585	116,965
Heritage Financial Corp.	15,409	308,180
Home BancShares, Inc.	79,274	1,219,234
Hope Bancorp, Inc.	37,350	344,367
Howard Bancorp, Inc. (b)	26,725	283,820
Independent Bank Corp.	5,291	354,973
Live Oak Bancshares, Inc. (a)	15,239	221,118
National Bank Holdings Corp. Class A	22,860	617,220
Origin Bancorp, Inc.	15,020	330,440
PCSB Financial Corp.	19,924	252,636
Pinnacle Financial Partners, Inc.	18,108	760,355
Popular, Inc.	13,597	505,401
Prosperity Bancshares, Inc.	10,912	647,955
South State Corp.	9,493	452,436
Towne Bank	34,051	641,521
Walker & Dunlop, Inc.	4,490	228,137
Webster Financial Corp.	18,154	519,386
Western Alliance Bancorp	20,997	795,156
Wintrust Financial Corp.	3,654	159,387

		12,729,970

Diversified Financial Services — 4.0%
Hamilton Lane, Inc. Class A	1,545	104,087
Houlihan Lokey, Inc.	14,850	826,254
I3 Verticals, Inc. Class A (a) (b)	16,565	501,091
PennyMac Financial Services, Inc.	27,311	1,141,327
PRA Group, Inc. (b)	6,470	250,130
Virtus Investment Partners, Inc.	4,381	509,466

		3,332,355

Insurance — 3.5%
Assured Guaranty Ltd.	5,882	143,580
BRP Group, Inc. (b)	16,618	286,993
Employers Holdings, Inc.	10,138	305,661
James River Group Holdings Ltd.	4,480	201,600
Palomar Holdings, Inc. (b)	4,322	370,655
Primerica, Inc.	292	34,047
ProAssurance Corp.	14,875	215,241
Radian Group, Inc.	36,758	570,116
Safety Insurance Group, Inc.	4,353	331,960
Selectquote, Inc. (b)	6,467	163,809
State Auto Financial Corp.	17,762	317,052

		2,940,714

Real Estate — 0.7%
McGrath RentCorp	9,965	538,210

Real Estate Investment Trusts (REITS) — 8.2%
Acadia Realty Trust	12,900	167,442
American Campus Communities, Inc.	10,891	380,749
Cedar Realty Trust, Inc.	153,212	151,680

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Douglas Emmett, Inc.	8,690	$266,435
EastGroup Properties, Inc.	6,441	763,967
Healthcare Realty Trust, Inc.	19,730	577,892
JBG SMITH Properties	24,633	728,398
PotlatchDeltic Corp.	19,336	735,348
PS Business Parks, Inc.	4,371	578,721
Saul Centers, Inc.	12,368	399,115
Sunstone Hotel Investors, Inc.	64,071	522,179
Terreno Realty Corp.	21,422	1,127,654
Washington Real Estate Investment Trust	16,309	362,060

		6,761,640

Savings & Loans — 1.5%
Meridian Bancorp, Inc.	32,160	373,056
WSFS Financial Corp.	30,576	877,531

		1,250,587

		27,553,476

Industrial — 13.7%
Aerospace & Defense — 0.6%
Triumph Group, Inc.	51,696	465,781

Building Materials — 1.5%
SPX Corp. (b)	6,189	254,678
UFP Industries, Inc.	19,081	944,700

		1,199,378

Electrical Components & Equipment — 2.7%
Belden, Inc.	30,221	983,693
Littelfuse, Inc.	7,454	1,271,876

		2,255,569

Electronics — 1.6%
Brady Corp. Class A	8,185	383,222
Knowles Corp. (b)	40,828	623,035
Mesa Laboratories, Inc.	1,511	327,585

		1,333,842

Engineering & Construction — 0.8%
Aegion Corp. (b)	42,358	672,221

Environmental Controls — 0.7%
Stericycle, Inc. (a) (b)	10,970	614,101

Hand & Machine Tools — 0.6%
MSA Safety, Inc.	4,044	462,795

Machinery – Diversified — 1.0%
Cactus, Inc. Class A	22,295	459,946
CIRCOR International, Inc. (b)	14,358	365,842

		825,788

Metal Fabricate & Hardware — 1.0%
Helios Technologies, Inc.	12,926	481,494
RBC Bearings, Inc. (b)	2,657	356,144

		837,638

Miscellaneous – Manufacturing — 1.5%
ESCO Technologies, Inc.	9,957	841,665

	Number of Shares	Value
Myers Industries, Inc.	25,794	$375,303

		1,216,968

Transportation — 1.7%
International Seaways, Inc.	19,847	324,300
Kirby Corp. (b)	4,250	227,630
Landstar System, Inc.	5,599	628,823
Ryder System, Inc.	6,637	248,954

		1,429,707

		11,313,788

Technology — 6.6%
Computers — 1.2%
Cubic Corp. (a)	12,783	613,968
Parsons Corp. (a) (b)	11,593	420,130

		1,034,098

Semiconductors — 3.1%
Cabot Microelectronics Corp.	4,849	676,629
Entegris, Inc.	11,411	673,819
MaxLinear, Inc. (b)	26,061	559,269
Onto Innovation, Inc. (b)	8,202	279,196
Semtech Corp. (b)	6,812	355,723

		2,544,636

Software — 2.3%
Ceridian HCM Holding, Inc. (a) (b)	13,291	1,053,578
Phreesia, Inc. (b)	8,980	253,954
Rosetta Stone, Inc. (b)	21,883	368,947
Workiva, Inc. (b)	4,503	240,866

		1,917,345

		5,496,079

Utilities — 6.0%
Electric — 2.0%
MGE Energy, Inc.	7,192	463,956
PNM Resources, Inc. (a)	25,655	986,178
Portland General Electric Co.	5,270	220,339

		1,670,473

Gas — 3.4%
Chesapeake Utilities Corp.	12,615	1,059,660
ONE Gas, Inc.	13,011	1,002,497
RGC Resources, Inc.	6,998	169,142
Southwest Gas Holdings, Inc.	9,033	623,729

		2,855,028

Water — 0.6%
California Water Service Group	9,776	466,315

		4,991,816

TOTAL COMMON STOCK (Cost $74,698,644)		81,683,614

TOTAL EQUITIES (Cost $74,698,644)		81,683,614

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	858,486	$858,486

TOTAL MUTUAL FUNDS (Cost $858,486)		858,486

TOTAL LONG-TERM INVESTMENTS (Cost $75,557,130)		82,542,100

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,064	1,064

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,347,034	1,347,034

TOTAL SHORT-TERM INVESTMENTS (Cost $1,348,098)		1,348,098

TOTAL INVESTMENTS — 101.1% (Cost $76,905,228) (e)		83,890,198

Other Assets/(Liabilities) — (1.1)%		(912,227)

NET ASSETS — 100.0%		$82,977,971

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $7,720,657 or 9.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,972,655 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,347,034. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,374,071.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.3%
Chemicals — 1.6%
GCP Applied Technologies, Inc. (a)	3,735	$69,396
Orion Engineered Carbons SA	131,440	1,391,950
Westlake Chemical Corp.	22,783	1,222,308

		2,683,654

Iron & Steel — 0.7%
Carpenter Technology Corp.	49,605	1,204,409

		3,888,063

Communications — 0.8%
Internet — 0.6%
Criteo SA Sponsored ADR (a)	87,571	997,434

Media — 0.2%
Houghton Mifflin Harcourt Co. (a)	141,140	255,463

		1,252,897

Consumer, Cyclical — 18.2%
Airlines — 1.9%
Alaska Air Group, Inc.	45,032	1,632,860
SkyWest, Inc.	45,477	1,483,460

		3,116,320

Apparel — 3.1%
Capri Holdings Ltd. (a)	45,690	714,135
Crocs, Inc. (a)	49,928	1,838,349
Ralph Lauren Corp.	17,960	1,302,459
Skechers U.S.A., Inc. Class A (a)	40,667	1,276,130

		5,131,073

Auto Parts & Equipment — 2.5%
Dana, Inc.	185,276	2,258,514
Lear Corp.	18,050	1,967,811

		4,226,325

Home Builders — 3.1%
KB Home	38,940	1,194,679
PulteGroup, Inc.	80,550	2,741,117
Taylor Morrison Home Corp. (a)	65,024	1,254,313

		5,190,109

Leisure Time — 3.3%
Brunswick Corp.	44,281	2,834,427
Callaway Golf Co.	150,286	2,631,508

		5,465,935

Retail — 4.3%
Foot Locker, Inc.	53,633	1,563,939
Papa John’s International, Inc.	36,181	2,873,133
Williams-Sonoma, Inc.	34,901	2,862,231

		7,299,303

		30,429,065

	Number of Shares	Value
Consumer, Non-cyclical — 11.9%
Beverages — 1.1%
Primo Water Corp.	135,311	$1,860,526

Commercial Services — 3.4%
Quanta Services, Inc.	66,118	2,593,809
Robert Half International, Inc.	29,288	1,547,285
United Rentals, Inc. (a)	10,781	1,606,800

		5,747,894

Foods — 4.1%
The Hain Celestial Group, Inc. (a) (b)	90,775	2,860,320
Nomad Foods Ltd. (a)	119,067	2,553,987
US Foods Holding Corp. (a)	67,952	1,340,014

		6,754,321

Health Care – Services — 2.3%
ICON PLC (a)	9,953	1,676,682
Molina Healthcare, Inc. (a)	12,515	2,227,420

		3,904,102

Pharmaceuticals — 1.0%
Perrigo Co. PLC	30,110	1,664,180

		19,931,023

Energy — 3.4%
Oil & Gas — 1.7%
Cimarex Energy Co.	14,774	406,137
HollyFrontier Corp.	86,665	2,530,618

		2,936,755

Oil & Gas Services — 1.7%
Dril-Quip, Inc. (a)	46,672	1,390,359
MRC Global, Inc. (a)	241,865	1,429,422

		2,819,781

		5,756,536

Financial — 31.1%
Banks — 10.2%
Associated Banc-Corp.	161,971	2,215,763
BankUnited, Inc.	103,639	2,098,690
Comerica, Inc.	45,400	1,729,740
First Citizens BancShares, Inc. Class A	3,199	1,295,659
Synovus Financial Corp.	109,244	2,242,779
Texas Capital Bancshares, Inc. (a)	47,808	1,475,833
Umpqua Holdings Corp.	183,088	1,948,056
Webster Financial Corp.	63,329	1,811,843
Zions Bancorp NA	66,438	2,258,892

		17,077,255

Diversified Financial Services — 1.7%
Moelis & Co. Class A	58,441	1,821,022
OneMain Holdings, Inc.	40,934	1,004,520

		2,825,542

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 7.6%
American Financial Group, Inc.	25,578	$1,623,180
Essent Group Ltd.	51,253	1,858,946
Everest Re Group Ltd.	12,431	2,563,272
First American Financial Corp.	36,111	1,734,050
The Hanover Insurance Group, Inc.	18,518	1,876,429
Kemper Corp.	3,698	268,179
Reinsurance Group of America, Inc.	20,042	1,572,095
Selective Insurance Group, Inc.	23,087	1,217,609

		12,713,760

Real Estate Investment Trusts (REITS) — 10.7%
American Campus Communities, Inc.	58,622	2,049,425
Americold Realty Trust	30,070	1,091,541
Camden Property Trust	27,378	2,497,421
Cousins Properties, Inc.	47,775	1,425,128
CubeSmart	75,924	2,049,189
MGM Growth Properties LLC Class A	85,749	2,333,230
Park Hotels & Resorts, Inc.	85,044	841,085
Physicians Realty Trust	121,643	2,131,186
RLJ Lodging Trust	113,146	1,068,098
STAG Industrial, Inc.	85,262	2,499,882

		17,986,185

Savings & Loans — 0.9%
Sterling Bancorp	120,562	1,412,987

		52,015,729

Industrial — 19.0%
Aerospace & Defense — 0.7%
AAR Corp.	53,388	1,103,530

Building Materials — 1.7%
Masonite International Corp. (a)	35,571	2,766,712

Electrical Components & Equipment — 2.3%
Belden, Inc.	52,324	1,703,146
EnerSys	33,919	2,183,705

		3,886,851

Electronics — 2.8%
Arrow Electronics, Inc. (a)	20,727	1,423,738
TTM Technologies, Inc. (a)	131,482	1,559,376
Vishay Intertechnology, Inc.	113,169	1,728,091

		4,711,205

Engineering & Construction — 1.2%
AECOM (a)	54,040	2,030,823

Hand & Machine Tools — 3.2%
Kennametal, Inc.	86,358	2,479,338
Regal Beloit Corp.	32,882	2,871,257

		5,350,595

Machinery – Construction & Mining — 1.4%
Oshkosh Corp.	33,121	2,372,126

	Number of Shares	Value
Miscellaneous – Manufacturing — 0.5%
Trinseo SA	40,753	$903,087

Packaging & Containers — 2.5%
Graphic Packaging Holding Co.	134,059	1,875,485
Sealed Air Corp.	71,080	2,334,978

		4,210,463

Transportation — 2.5%
Knight-Swift Transportation Holdings, Inc.	58,413	2,436,406
XPO Logistics, Inc. (a)	22,219	1,716,418

		4,152,824

Trucking & Leasing — 0.2%
GATX Corp.	6,628	404,176

		31,892,392

Technology — 8.7%
Computers — 3.9%
Amdocs Ltd.	35,284	2,148,090
Genpact Ltd.	41,850	1,528,362
NCR Corp. (a)	86,025	1,489,953
NetScout Systems, Inc. (a)	54,246	1,386,528

		6,552,933

Semiconductors — 2.2%
Kulicke & Soffa Industries, Inc.	89,282	1,859,744
MaxLinear, Inc. (a)	80,509	1,727,723

		3,587,467

Software — 2.6%
CommVault Systems, Inc. (a)	52,616	2,036,239
Nuance Communications, Inc. (a)	44,222	1,119,038
Verint Systems, Inc. (a)	27,431	1,239,332

		4,394,609

		14,535,009

Utilities — 4.0%
Electric — 3.1%
Alliant Energy Corp.	51,461	2,461,894
Black Hills Corp.	24,540	1,390,436
PNM Resources, Inc.	36,411	1,399,639

		5,251,969

Gas — 0.9%
Southwest Gas Holdings, Inc.	21,070	1,454,884

		6,706,853

TOTAL COMMON STOCK (Cost $179,103,921)		166,407,567

TOTAL EQUITIES (Cost $179,103,921)		166,407,567

TOTAL LONG-TERM INVESTMENTS (Cost $179,103,921)		166,407,567

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (c)	$1,732,466	$1,732,466

TOTAL SHORT-TERM INVESTMENTS (Cost $1,732,466)		1,732,466

TOTAL INVESTMENTS — 100.4% (Cost $180,836,387) (d)		168,140,033

Other Assets/(Liabilities) — (0.4)%		(684,511)

NET ASSETS — 100.0%		$167,455,522

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $2,831,709 or 1.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,841,715 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $1,732,466. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,767,144.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.3%

BANK LOANS — 0.7%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. LIBOR + 2.250% 2.428% VRN 5/30/25	$49,750	$44,558

Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 0.000% 1/29/27 (a)	50,000	37,575

Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 4/30/26	49,749	47,262

Diversified Financial Services — 0.2%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 2.058% VRN 10/06/23	796,200	758,627

Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%, 3 mo. LIBOR + 3.000% 4.000% VRN 5/30/25	139,865	135,699

Foods — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. LIBOR + 2.250%, 3 mo. LIBOR + 2.250% 3.000% - 3.010% VRN 8/03/25	129,348	124,562

Health Care – Services — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 3.750% VRN 6/07/23	50,000	47,438

Packaging & Containers — 0.0%
Berry Global, Inc., Term Loan Y, 0.000% 7/01/26 (a)	99,749	95,135

Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500% 3.500% VRN 3/01/24	50,000	47,923
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	425,000	404,460
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week LIBOR + 2.000% 2.109% VRN 11/15/27	49,750	47,816

		500,199

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 0.000% 12/20/24 (a)	$50,000	$46,494

Semiconductors — 0.1%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 1 mo. LIBOR + 1.125% 1.299% VRN 11/04/22	140,625	139,746

Telecommunications — 0.2%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 3/01/27	125,000	117,991
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 4/01/27	250,000	249,460
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 3/09/27	224,438	212,525

		579,976

TOTAL BANK LOANS (Cost $2,549,622)		2,557,271

CORPORATE DEBT — 28.3%
Agriculture — 0.5%
BAT Capital Corp. 4.390% 8/15/37	400,000	436,443
4.540% 8/15/47	800,000	868,626
Reynolds American, Inc. 5.850% 8/15/45	315,000	387,184

		1,692,253

Airlines — 0.1%
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	295,680	281,034

Auto Manufacturers — 1.4%
Daimler Finance NA LLC 2.000% 7/06/21 (b)	380,000	382,909
2.200% 10/30/21 (b)	580,000	587,830
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.270% 1.576% FRN 3/28/22	90,000	84,155
3 mo. USD LIBOR + .810% 2.183% FRN 4/05/21	260,000	249,539
3 mo. USD LIBOR + .880% 2.191% FRN 10/12/21	405,000	384,304
3.219% 1/09/22	100,000	97,271
3.336% 3/18/21	65,000	64,331
3.813% 10/12/21	185,000	183,206
5.085% 1/07/21	640,000	639,392
5.750% 2/01/21	80,000	80,304

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 3.150% 6/30/22	$550,000	$559,554
3.200% 7/06/21	610,000	616,753
3.450% 4/10/22	105,000	107,064
4.200% 11/06/21	675,000	692,227
4.375% 9/25/21	85,000	87,298

		4,816,137

Banks — 4.6%
Bank of America Corp. SOFR + 1.150% 1.319% VRN 6/19/26	330,000	330,859
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	250,000	270,465
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,644,000	1,726,874
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	660,000	827,021
Citigroup, Inc. SOFR + 2.107% 2.572% VRN 6/03/31	435,000	449,903
3 mo. USD LIBOR + .722% 3.142% VRN 1/24/23	750,000	775,733
The Goldman Sachs Group, Inc. 2.600% 2/07/30	215,000	225,448
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	855,000	921,416
JP Morgan Chase & Co. SOFR + 1.510% 2.739% VRN 10/15/30	325,000	348,672
2.950% 10/01/26	895,000	982,983
3.200% 6/15/26	355,000	394,034
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	365,000	402,191
JPMorgan Chase & Co. SOFR + 2.040% 2.522% VRN 4/22/31	465,000	491,089
SOFR + 2.440% 3.109% VRN 4/22/51	320,000	344,555
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	575,000	592,235
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	700,000	728,463
3.900% 3/12/24	400,000	437,808
Morgan Stanley SOFR + .700% 0.761% FRN 1/20/23	735,000	732,512
Santander UK Group Holdings PLC 3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	645,000	676,341
Santander UK PLC 5.000% 11/07/23 (b)	435,000	473,845

	Principal Amount	Value
Wells Fargo & Co. SOFR + 2.100% 2.393% VRN 6/02/28	$400,000	$413,286
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	305,000	326,287
SOFR + 2.530% 3.068% VRN 4/30/41	500,000	521,543
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	1,690,000	2,345,690

		15,739,253

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	295,000	360,987
Anheuser-Busch InBev Worldwide, Inc. 4.500% 6/01/50	585,000	693,529
Bacardi Ltd. 4.700% 5/15/28 (b)	160,000	180,970
5.300% 5/15/48 (b)	130,000	160,561

		1,396,047

Biotechnology — 0.2%
Amgen, Inc. 4.400% 5/01/45	500,000	622,083
4.663% 6/15/51	140,000	186,642

		808,725

Chemicals — 0.2%
International Flavors & Fragrances, Inc. 5.000% 9/26/48	570,000	665,018

Commercial Services — 0.3%
Duke University 2.682% 10/01/44	330,000	346,469
IHS Markit Ltd. 4.000% 3/01/26 (b)	253,000	277,794
4.750% 2/15/25 (b)	120,000	134,400
4.750% 8/01/28	385,000	451,771

		1,210,434

Computers — 0.4%
Apple, Inc. 4.650% 2/23/46	850,000	1,170,578
Dell International LLC/EMC Corp. 4.420% 6/15/21 (b)	265,000	272,407

		1,442,985

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	490,000	493,068
Air Lease Corp. 3.500% 1/15/22	575,000	580,980

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	$335,000	$281,118
3.950% 7/01/24 (b)	130,000	112,946
5.125% 10/01/23 (b)	40,000	36,994
5.250% 5/15/24 (b)	35,000	31,957
GE Capital Funding LLC 4.400% 5/15/30 (b)	330,000	343,400
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	1,360,000	1,382,785
Mastercard, Inc. 3.850% 3/26/50	215,000	267,459
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	320,000	291,934
5.250% 8/15/22 (b)	675,000	633,604
5.500% 2/15/24 (b)	290,000	265,303
Raymond James Financial, Inc. 4.950% 7/15/46	390,000	471,779

		5,193,327

Electric — 2.1%
AEP Transmission Co. LLC 3.100% 12/01/26	855,000	956,727
Dominion Energy, Inc. 3.300% 3/15/25	425,000	463,522
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,203,635
Jersey Central Power & Light Co. 4.700% 4/01/24 (b)	800,000	897,076
6.400% 5/15/36	425,000	567,952
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,240,609
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,856,460

		7,185,981

Engineering & Construction — 0.1%
PowerTeam Services LLC 9.033% 12/04/25 (b)	310,000	316,200

Entertainment — 0.2%
Churchill Downs, Inc. 4.750% 1/15/28 (b)	80,000	77,200
5.500% 4/01/27 (b)	361,000	353,347
Colt Merger Sub, Inc. 6.250% 7/01/25 (b) (c)	104,000	103,350
Live Nation Entertainment, Inc. 4.750% 10/15/27 (b)	109,000	93,763

		627,660

Environmental Controls — 0.1%
GFL Environmental, Inc. 5.125% 12/15/26 (b)	164,000	169,740

	Principal Amount	Value
Waste Pro USA, Inc. 5.500% 2/15/26 (b)	$136,000	$129,811

		299,551

Foods — 1.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (b)	35,000	35,875
Kraft Heinz Foods Co. 4.375% 6/01/46	285,000	280,181
4.875% 10/01/49 (b)	1,710,000	1,741,320
5.000% 7/15/35	195,000	214,556
5.000% 6/04/42	350,000	368,762
5.200% 7/15/45	330,000	357,875
6.875% 1/26/39	250,000	309,057
The Kroger Co. 5.400% 1/15/49	190,000	265,811
Pilgrim’s Pride Corp. 5.875% 9/30/27 (b)	30,000	30,006
Post Holdings, Inc. 4.625% 4/15/30 (b)	30,000	29,364
5.750% 3/01/27 (b)	150,000	154,875

		3,787,682

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	785,563
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	104,894

		890,457

Health Care – Products — 0.3%
Hologic, Inc. 4.625% 2/01/28 (b)	160,000	166,000
Teleflex, Inc. 4.625% 11/15/27	107,000	113,121
Zimmer Biomet Holdings, Inc. 3 mo. USD LIBOR + .750% 1.066% FRN 3/19/21	655,000	654,886

		934,007

Health Care – Services — 1.3%
Aetna, Inc. 2.800% 6/15/23	485,000	511,302
Centene Corp. 3.375% 2/15/30	350,000	353,399
5.375% 8/15/26 (b)	155,000	161,233
Encompass Health Corp. 4.750% 2/01/30	198,000	189,090
HCA, Inc. 5.000% 3/15/24	647,000	719,141
5.125% 6/15/39	230,000	268,093
5.250% 6/15/49	525,000	628,984
IQVIA, Inc. 5.000% 5/15/27 (b)	200,000	204,938

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Molina Healthcare, Inc. 5.375% STEP 11/15/22	$225,000	$229,500
Tenet Healthcare Corp. 4.625% 7/15/24	184,000	180,281
4.875% 1/01/26 (b)	345,000	335,944
UnitedHealth Group, Inc. 2.900% 5/15/50	275,000	290,406
3.700% 8/15/49	245,000	289,851

		4,362,162

Household Products & Wares — 0.1%
Central Garden & Pet Co. 5.125% 2/01/28	123,000	127,198
Spectrum Brands, Inc. 5.750% 7/15/25	245,000	251,436

		378,634

Insurance — 0.5%
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	970,000	1,123,580
Teachers Insurance & Annuity Association of America 3.300% 5/15/50 (b)	500,000	515,317

		1,638,897

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (b)	250,000	255,000
4.500% 5/01/32 (b)	195,000	197,438
5.375% 6/01/29 (b)	146,000	154,030
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	92,000	100,290
4.800% 3/01/50	230,000	254,569
4.908% 7/23/25	500,000	573,042
6.484% 10/23/45	200,000	264,449
CSC Holdings LLC 5.375% 2/01/28 (b)	30,000	31,350
5.500% 5/15/26 (b)	200,000	205,274
Virgin Media Secured Finance PLC 5.500% 5/15/29 (b)	255,000	266,475
The Walt Disney Co. 2.650% 1/13/31	330,000	349,687
3.600% 1/13/51	665,000	740,771

		3,392,375

Mining — 0.1%
Indonesia Asahan Aluminium Persero PT 6.530% 11/15/28 (b)	200,000	236,006

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.2%
General Electric Co. 6.750% 3/15/32	$300,000	$364,966
5.875% 1/14/38	244,000	275,400

		640,366

Oil & Gas — 1.7%
Antero Resources Corp. 5.000% 3/01/25	364,000	214,760
5.125% 12/01/22	176,000	127,160
5.625% 6/01/23	50,000	32,000
BP Capital Markets America, Inc. 3.000% 2/24/50	80,000	78,613
3.633% 4/06/30	190,000	215,596
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	183,251
EQT Corp. 3.900% 10/01/27	110,000	89,352
Equinor ASA 3.700% 4/06/50	405,000	462,957
Exxon Mobil Corp. 2.610% 10/15/30	100,000	107,054
3.452% 4/15/51	20,000	22,149
3.482% 3/19/30	300,000	341,418
4.227% 3/19/40	230,000	276,244
4.327% 3/19/50	735,000	916,729
Gulfport Energy Corp. 6.375% 5/15/25	47,000	23,444
Noble Energy, Inc. 5.250% 11/15/43	140,000	130,396
Pertamina Persero PT 3.100% 8/25/30 (b)	400,000	400,908
Petrobras Global Finance BV 5.093% 1/15/30 (b)	201,000	200,196
Petroleos del Peru SA 4.750% 6/19/32 (b)	200,000	222,000
Petroleos Mexicanos 5.950% 1/28/31 (b)	395,000	325,934
6.625% 6/15/35	900,000	732,330
7.690% 1/23/50 (b)	115,000	95,970
Range Resources Corp. 4.875% 5/15/25	66,000	49,830
Saudi Arabian Oil Co. 4.250% 4/16/39 (b)	200,000	222,488
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	126,920	110,387
Transocean Pontus Ltd. 6.125% 8/01/25 (b)	144,455	125,676
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	98,000	83,300

		5,790,142

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (b)	$53,950	$49,094
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/01/26	30,000	28,988
6.875% 9/01/27	96,000	92,160

		170,242

Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 3.625% 4/28/26	650,000	712,683
Berry Global, Inc. 4.875% 7/15/26 (b)	30,000	30,450
Graphic Packaging International LLC 4.125% 8/15/24	200,000	206,500
Matthews International Corp. 5.250% 12/01/25 (b)	120,000	108,000
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (b)	30,000	29,466
Sealed Air Corp. 4.000% 12/01/27 (b)	30,000	30,000
5.500% 9/15/25 (b)	190,000	204,250
Trivium Packaging Finance BV 5.500% 8/15/26 (b)	30,000	30,262
WRKCo, Inc. 4.900% 3/15/29	195,000	233,380

		1,584,991

Pharmaceuticals — 2.9%
AbbVie, Inc. 3.250% 10/01/22 (b)	500,000	523,980
3.600% 5/14/25	215,000	237,741
3.800% 3/15/25 (b)	250,000	277,379
4.250% 11/21/49 (b)	955,000	1,157,622
4.450% 5/14/46	39,000	47,589
4.875% 11/14/48	400,000	525,297
Bausch Health Cos., Inc. 5.500% 3/01/23 (b)	21,000	21,000
5.500% 11/01/25 (b)	124,000	127,100
5.750% 8/15/27 (b)	88,000	93,280
7.000% 3/15/24 (b)	200,000	207,500
Bayer US Finance II LLC 3.875% 12/15/23 (b)	455,000	498,920
4.250% 12/15/25 (b)	180,000	206,660
4.375% 12/15/28 (b)	850,000	993,362
4.625% 6/25/38 (b)	635,000	776,892
4.875% 6/25/48 (b)	505,000	645,670
Becton Dickinson and Co. 2.894% 6/06/22	400,000	414,231
Cigna Corp. 2.400% 3/15/30	185,000	191,959
3.400% 3/15/50	405,000	435,838
4.125% 11/15/25	800,000	919,621

	Principal Amount	Value
CVS Health Corp. 5.050% 3/25/48	$1,380,000	$1,807,652
5.125% 7/20/45	20,000	25,770

		10,135,063

Pipelines — 1.3%
Cheniere Energy Partners LP 5.250% 10/01/25	30,000	29,901
Energy Transfer Operating LP 5.150% 3/15/45	400,000	381,206
Energy Transfer Operating LP 5.500% 6/01/27	254,000	283,109
5.875% 1/15/24	400,000	445,321
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	640,824
Rockies Express Pipeline LLC 4.800% 5/15/30 (b)	250,000	230,000
4.950% 7/15/29 (b)	200,000	186,060
Ruby Pipeline LLC 7.000% STEP 4/01/22 (b)	511,364	475,846
Sabine Pass Liquefaction LLC 4.200% 3/15/28	400,000	429,383
5.750% 5/15/24	290,000	326,583
Sunoco Logistics Partners Operations LP 5.350% 5/15/45	50,000	48,972
5.400% 10/01/47	394,000	394,202
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	72,000	75,420
TC PipeLines LP 3.900% 5/25/27	500,000	525,891
TransMontaigne Partners LP/TLP Finance Corp. 6.125% 2/15/26	81,000	78,165

		4,550,883

Real Estate Investment Trusts (REITS) — 1.5%
American Campus Communities Operating Partnership LP 3.750% 4/15/23	650,000	667,440
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/30	35,000	34,694
5.250% 6/01/25	230,000	250,102
5.300% 1/15/29	310,000	335,445
5.375% 4/15/26	695,000	759,350
Healthcare Realty Trust, Inc. 3.750% 4/15/23	235,000	244,655
Healthpeak Properties, Inc. 3.875% 8/15/24	500,000	549,574
4.250% 11/15/23	12,000	13,062

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	$100,000	$103,502
SBA Communications Corp. 4.875% 9/01/24	98,000	100,328
SL Green Operating Partnership LP 3.250% 10/15/22	500,000	497,899
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,548,196

		5,104,247

Retail — 0.4%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (b)	195,000	199,614
3.800% 1/25/50 (b)	40,000	41,465
Rite Aid Corp. 6.125% 4/01/23 (b)	125,000	121,563
Starbucks Corp. 2.250% 3/12/30	375,000	382,749
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	440,354
4.800% 11/18/44	275,000	297,780

		1,483,525

Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	270,000	280,540

Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% 1/15/24	560,000	602,000
Intel Corp. 4.100% 5/19/46	250,000	312,008
4.750% 3/25/50	500,000	704,880
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	200,000	205,967

		1,824,855

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	144,000	142,200
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	138,000	140,020

		282,220

Telecommunications — 2.4%
AT&T, Inc. 3.950% 1/15/25	160,000	179,065
4.300% 2/15/30	500,000	585,974
4.500% 3/09/48	45,000	53,194
4.750% 5/15/46	110,000	131,872

	Principal Amount	Value
4.800% 6/15/44	$1,300,000	$1,539,512
4.900% 8/15/37	155,000	186,280
5.250% 3/01/37	270,000	333,842
CenturyLink, Inc. 4.000% 2/15/27 (b)	76,000	73,815
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b) (d)	171,000	102,814
9.750% 7/15/25 (b) (d)	585,000	359,366
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	109,000	109,818
5.375% 5/01/25	149,000	152,166
Sprint Corp. 7.875% 9/15/23	33,000	37,166
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	360,938	365,334
4.738% 9/20/29 (b)	1,050,000	1,139,481
T-Mobile USA, Inc. 2.550% 2/15/31 (b)	475,000	476,672
3.875% 4/15/30 (b)	290,000	322,758
4.375% 4/15/40 (b)	290,000	335,449
4.500% 2/01/26	104,000	105,244
4.750% 2/01/28	119,000	125,712
6.000% 3/01/23	206,000	206,832
6.000% 4/15/24	122,000	124,647
Vodafone Group PLC 4.875% 6/19/49	1,052,000	1,326,129

		8,373,142

TOTAL CORPORATE DEBT (Cost $91,108,297)		97,515,041

MUNICIPAL OBLIGATIONS — 1.7%
City of New York NY, General Obligation 5.206% 10/01/31	750,000	937,230
Commonwealth of Massachusetts, General Obligation 3.000% 3/01/49	550,000	582,230
Jersey City Municipal Utilities Authority, Revenue Bond 5.470% 5/15/27	850,000	969,400
Los Angeles Unified School District, General Obligation 5.755% 7/01/29	1,000,000	1,272,880
New York State Dormitory Authority, Revenue Bond 5.289% 3/15/33	750,000	948,600
Regents of the University of California Medical Center Pooled, Revenue Bond 3.256% 5/15/60	950,000	987,572

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California, General Obligation 7.950% 3/01/36	$89	$86

		5,697,998

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,450,686)		5,697,998

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Commercial MBS — 1.6%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (b) (e)	620,000	699,088
BX Trust, Series 2019-OC11, Class A 3.202% 12/09/41 (b)	180,000	187,793
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	415,000	474,446
Commercial Mortgage Trust, Series 2016-787S, Class A 3.545% 2/10/36 (b)	340,000	368,321
CPT Mortgage Trust, Series 2019-CPT, Class A 2.865% 11/13/39 (b)	355,000	386,880
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (b)	375,000	404,413
Hudson Yards Mortgage Trust Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (e)	375,000	412,857
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	430,756
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	385,000	427,994
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (b)	465,000	489,798
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A 2.966% 12/15/38 (b)	375,000	387,942
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (b)	490,000	519,056
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/15/32 (b) (e)	330,000	312,700
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (b) (e)	185,000	178,705

		5,680,749

	Principal Amount	Value
Home Equity ABS — 0.9%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290% 0.475% FRN 8/25/36	$2,400,000	$2,302,475
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050% 1.235% FRN 10/25/34	825,670	801,412

		3,103,887

Other ABS — 2.4%
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, 4.549% VRN 10/25/46 (e)	511,818	479,713
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900% 2.119% FRN 4/15/29 (b)	975,000	957,006
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880% 2.015% FRN 4/20/28 (b)	740,000	727,526
Madison Park Funding Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750% 1.969% FRN 4/15/29 (b)	750,000	731,680
Magnetite Ltd. Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 2.019% FRN 1/15/28 (b)	1,000,000	980,793
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 2.415% FRN 4/20/30 (b)	200,000	197,477
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 0.475% FRN 1/25/36	1,692,048	1,560,521
Saxon Asset Securities Trust Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 0.425% FRN 5/25/47	2,089,998	1,662,666
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 0.875% FRN 5/25/35	323,383	318,559
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.220% 2.355% FRN 7/17/28 (b)	225,000	222,034
Voya CLO Ltd., Series 2014-3A, Class A1R, 3 mo. USD LIBOR + .720% 1.711% FRN 7/25/26 (b)	320,703	318,911

		8,156,886

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 7/25/56 (b)	$545,184	$532,685
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200% 1.575% FRN 3/28/35	1,500,000	1,429,089
Navient Student Loan Trust, Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.985% FRN 3/25/67 (b)	630,000	621,895
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590% 0.775% FRN 4/25/46 (b)	986,430	922,373
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750% 0.935% FRN 11/25/42 (b)	894,312	835,524
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 0.473% FRN 9/15/39	2,300,000	2,165,246
SLM Student Loan Trust Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.835% FRN 5/26/26	802,660	734,758
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 1/25/29	930,494	864,002
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.135% FRN 9/25/28	786,556	721,705
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 1.321% FRN 1/25/22	797,193	751,590
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 1.641% FRN 1/25/22	756,285	690,085
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 2.091% FRN 7/25/23	1,165,453	1,089,713
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 2.491% FRN 4/25/23	900,419	880,998
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.841% FRN 7/25/73	700,000	572,437
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 3.241% FRN 10/25/83	1,430,000	1,385,649

		14,197,749

	Principal Amount	Value
WL Collateral CMO — 4.6%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000% 2.577% FRN 6/25/45	$948,077	$927,664
Banc of America Funding Trust, Series 2016-R1, Class A1, 2.500% VRN 3/25/40 (b) (e)	592,028	591,765
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 3.648% VRN 3/25/37 (e)	375,874	359,236
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400% 4.380% FRN 10/25/35	316,691	315,753
Countrywide Alternative Loan Trust Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .210% 0.395% FRN 7/25/46	1,286,653	1,116,565
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .300% 0.485% FRN 8/25/35	1,391,433	1,220,830
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (e)	1,525,464	1,672,014
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 4.328% VRN 11/25/35 (e)	419,964	367,036
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A 3.750% 10/25/57 (b)	1,487,778	1,557,843
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.394% FRN 11/19/36	1,694,738	1,416,464
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520% 0.705% FRN 4/25/35	946,633	879,592
IndyMac Index Mortgage Loan Trust Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + ..270% 0.455% FRN 10/25/36	1,681,500	1,018,882
Series 2005-AR19, Class A1, 3.370% VRN 10/25/35 (e)	883,406	772,749
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840% 2.530% FRN 11/26/46 (b)	438,307	423,582
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070% 1.255% FRN 2/25/35	1,236,278	1,183,741

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290% 0.475% FRN 10/25/45	$674,630	$630,702
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330% 0.515% FRN 1/25/45	630,598	608,196
Series 2006-1 Class 3A2, 5.750% 2/25/36	777,508	759,885

		15,822,499

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,450,430)		46,961,770

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Abu Dhabi Government International Bond 2.500% 9/30/29 (b)	200,000	209,500
Colombia Government International Bond 3.000% 1/30/30	200,000	198,102
Dominican Republic International Bond 4.500% 1/30/30 (b)	200,000	180,900
Mexico Government International Bond 3.250% 4/16/30	600,000	594,600
Panama Government International Bond 3.160% 1/23/30	200,000	214,900
3.875% 3/17/28	200,000	224,752
Qatar Government International Bond 4.500% 4/23/28 (b)	200,000	235,688
Republic of South Africa Government International Bond 4.300% 10/12/28	250,000	231,715
Russian Foreign Bond 4.750% 5/27/26 (b)	200,000	227,741
Saudi Government International Bond 3.750% 1/21/55 (b)	200,000	203,841
Uruguay Government International Bond 4.375% 10/27/27	154,423	176,430

		2,698,169

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,683,096)		2,698,169

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.5%
Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp. Series 4818, Class CA 3.000% 4/15/48	615,704	634,291

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series RR06, Class BX, 1.836% VRN 5/27/33 (e)	$570,000	$96,717
Series RR06, Class AX, 1.878% VRN 10/27/28 (e)	605,000	78,134
Series S8FX, Class A2, 3.291% 3/25/27	1,775,000	1,976,655
Series K158, Class A3, 3.900% VRN 10/25/33 (e)	785,000	959,063
Series 4846, Class PA, 4.000% 6/15/47	674,350	722,256
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 3.250% 4/15/53	1,487,817	1,686,710
Federal National Mortgage Association Series 2020-M10, Class X8, 0.776% VRN 12/25/27 (e)	735,000	31,055
Series 2020-M10, Class X9, 0.988% VRN 12/25/27 (e)	639,458	29,880
Series 2020-M10, Class X4, 0.999% VRN 7/25/32 (e)	664,575	55,747
Series 2020-M10, Class X3, 1.438% VRN 11/25/28 (e)	769,403	70,794
Series 2020-M10, Class X6, 1.497% VRN 8/25/28 (e)	800,000	78,783
Series 2020-M10, Class X5, 1.554% VRN 11/25/28 (e)	755,000	78,396
Series 2020-M10, Class X2, 1.826% VRN 12/25/30 (e)	1,898,715	268,766
Series 2020-M10, Class X1, 1.923% VRN 12/25/30 (e)	909,830	134,069
Series 2018-43, Class CT, 3.000% 6/25/48	1,091,449	1,124,130
Federal National Mortgage Association. REMICS Series 2018-57, Class QA, 3.500% 5/25/46	871,405	898,525
Series 2018-55, Class PA, 3.500% 1/25/47	493,884	514,968
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	649,794	691,931
Series 2019-15, Class GT, 3.500% 2/20/49	659,449	702,082

		10,832,952

Pass-Through Securities — 33.4%
Federal Home Loan Mortgage Corp. Pool #G16598 2.500% 12/01/31	1,248,211	1,319,192
Pool #V61427 2.500% 12/01/31	318,889	337,023

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RB5048 2.500% 5/01/40	$2,551,881	$2,665,847
Pool #RB5054 2.500% 6/01/40	2,181,178	2,278,589
Pool #G18592 3.000% 3/01/31	406,292	429,090
Pool #G18627 3.000% 1/01/32	1,184,984	1,249,996
Pool #G08710 3.000% 6/01/46	293,307	309,737
Pool #G08715 3.000% 8/01/46	2,244,064	2,369,772
Pool #G08726 3.000% 10/01/46	2,145,387	2,264,226
Pool #G08732 3.000% 11/01/46	765,806	808,226
Pool #G08737 3.000% 12/01/46	279,002	294,457
Pool #G08741 3.000% 1/01/47	1,959,968	2,068,536
Pool #G08791 3.000% 12/01/47	724,686	763,922
Pool #G08795 3.000% 1/01/48	564,438	594,998
Pool #G18713 3.500% 11/01/33	350,821	369,056
Pool #G07848 3.500% 4/01/44	2,007,259	2,218,517
Pool #G60023 3.500% 4/01/45	2,051,461	2,257,755
Pool #G08711 3.500% 6/01/46	1,028,028	1,091,852
Pool #G67700 3.500% 8/01/46	1,097,569	1,195,250
Pool #G08716 3.500% 8/01/46	1,440,216	1,529,629
Pool #G08722 3.500% 9/01/46	249,522	265,013
Pool #G08742 3.500% 1/01/47	1,077,032	1,141,878
Pool #G08757 3.500% 4/01/47	345,225	365,039
Pool #G67703 3.500% 4/01/47	1,593,923	1,734,781
Pool #G67706 3.500% 12/01/47	1,530,398	1,664,686
Pool #ZA5103 3.500% 12/01/47	16,571	17,486
Pool #G67707 3.500% 1/01/48	3,651,207	4,008,101
Pool #G08800 3.500% 2/01/48	128,245	135,205
Pool #G67710 3.500% 3/01/48	2,323,955	2,490,837
Pool #G67708 3.500% 3/01/48	2,641,273	2,858,180
Pool #G08816 3.500% 6/01/48	1,260,448	1,327,277
Pool #G61556 3.500% 8/01/48	1,212,580	1,311,402
Pool #SD7511 3.500% 1/01/50	1,194,788	1,290,988
Pool #G60344 4.000% 12/01/45	1,251,633	1,379,099
Pool #G67711 4.000% 3/01/48	1,463,362	1,607,360
Pool #G67713 4.000% 6/01/48	1,443,617	1,569,431
Pool #G67718 4.000% 1/01/49	1,340,883	1,453,134
Pool #G08843 4.500% 10/01/48	512,171	550,416
Pool #G08833 5.000% 7/01/48	335,450	366,846
Pool #G08844 5.000% 10/01/48	307,788	336,596
Federal National Mortgage Association Pool #BL6060 2.455% 4/01/40	570,000	601,259
Pool #AM2808 2.700% 3/01/23	375,000	390,484
Pool #MA1607 3.000% 10/01/33	547,060	580,969
Pool #MA3811 3.000% 10/01/49	1,459,542	1,513,064
Pool #AM9188 3.120% 6/01/35	780,000	888,626
Pool #FN0039 3.182% VRN 9/01/27 (e)	645,723	719,916
Pool #AN7345 3.210% 11/01/37	997,201	1,157,501
Pool #BL2360 3.450% 5/01/34	780,000	920,252
Pool #AB4262 3.500% 1/01/32	498,381	531,656
Pool #MA1512 3.500% 7/01/33	248,922	266,320
Pool #MA1148 3.500% 8/01/42	1,749,255	1,890,646
Pool #CA0996 3.500% 1/01/48	298,479	322,698
Pool #MA3305 3.500% 3/01/48	95,872	101,045

	Principal Amount	Value
Pool #BL1132 3.730% 1/01/29	$920,000	$1,091,028
Pool #MA1146 4.000% 8/01/42	744,227	810,012
Pool #AS9830 4.000% 6/01/47	673,940	720,454
Pool #MA3027 4.000% 6/01/47	703,655	748,702
Pool #AS9972 4.000% 7/01/47	584,986	625,360
Pool #931504 4.500% 7/01/39	74,426	82,909
Pool #CA1710 4.500% 5/01/48	1,523,790	1,640,809
Pool #CA1711 4.500% 5/01/48	513,190	552,600
Pool #CA2208 4.500% 8/01/48	944,543	1,014,718
Pool #986268 5.000% 7/01/38	1,505	1,725
Pool #AD6374 5.000% 5/01/40	20,485	23,418
Pool #AI2733 5.000% 5/01/41	174,310	198,780
Pool #977014 5.500% 5/01/38	24,566	28,879
Pool #985524 5.500% 6/01/38	19,444	22,819
Pool #988578 5.500% 8/01/38	143,433	168,257
Pool #995482 5.500% 1/01/39	108,729	127,583
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	1,746,981	1,855,952
Pool #MA4718 3.000% 9/20/47	203,766	216,349
Pool #MA4836 3.000% 11/20/47	1,565,594	1,662,272
Pool #MA6209 3.000% 10/20/49	1,754,353	1,819,925
Pool #MA3521 3.500% 3/20/46	675,104	722,438
Pool #MA3597 3.500% 4/20/46	208,410	223,022
Pool #MA3663 3.500% 5/20/46	312,052	333,443
Pool #MA3937 3.500% 9/20/46	255,238	272,735
Pool #MA4127 3.500% 12/20/46	867,020	925,643
Pool #MA4262 3.500% 2/20/47	997,180	1,064,603
Pool #MA4382 3.500% 4/20/47	273,042	291,077
Pool #MA4719 3.500% 9/20/47	365,341	388,558
Pool #MA4837 3.500% 11/20/47	730,921	777,371
Pool #MA4900 3.500% 12/20/47	2,659,614	2,828,635
Pool #MA4653 4.000% 8/20/47	136,112	146,367
Pool #MA4838 4.000% 11/20/47	588,631	631,508
Pool #MA4901 4.000% 12/20/47	256,265	274,932
Pool #MA5078 4.000% 3/20/48	1,010,076	1,080,495
Pool #MA5466 4.000% 9/20/48	1,111,299	1,184,608
Pool #MA5399 4.500% 8/20/48	2,140,804	2,303,165
Pool #MA3666 5.000% 5/20/46	197,200	223,955
Pool #MA4199 5.000% 1/20/47	202,167	229,912
Pool #MA4454 5.000% 5/20/47	382,732	423,417
Pool #MA4722 5.000% 9/20/47	473,834	522,722
Government National Mortgage Association II TBA Pool #5 2.500% 7/21/50 (c)	1,925,000	2,026,363
Pool #24 3.000% 7/21/50 (c)	550,000	582,635
Uniform Mortgage-Backed Securities TBA Pool #231 2.000% 7/16/35 (c)	25,000	25,865
Pool #231 2.000% 8/17/35 (c)	575,000	593,777
Pool #199 2.000% 7/14/50 (c)	1,775,000	1,816,463
Pool #199 2.000% 8/13/50 (c)	1,600,000	1,633,563
Pool #1080 2.500% 8/17/35 (c)	3,925,000	4,103,772

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #983 2.500% 7/14/50 (c)	$10,125,000	$10,556,894
Pool#812 2.500% 8/13/50 (c)	1,075,000	1,118,714
Pool #3772 3.000% 8/17/35 (c)	50,000	52,508
Pool #717 3.000% 9/14/50 (c)	1,350,000	1,416,973
Pool #28654 5.000% 7/14/50 (c)	700,000	764,530

		115,127,075

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $120,677,737)		125,960,027

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds & Notes — 12.7%
U.S. Treasury Bond 2.000% 2/15/50	2,053,000	2,351,700
U.S. Treasury Inflation Index 0.125% 4/15/25	3,395,444	3,557,098
0.250% 7/15/29	4,348,059	4,756,564
0.250% 2/15/50	4,749,002	5,326,859
U.S. Treasury Note 0.250% 5/31/25	12,030,000	12,014,050
0.250% 6/30/25	6,690,000	6,677,471
0.375% 4/30/25	940,000	944,110
0.625% 5/15/30	4,305,000	4,293,694
U.S.Treasury Bond 1.250% 5/15/50	4,177,000	4,013,991

		43,935,537

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,760,602)		43,935,537

TOTAL BONDS & NOTES (Cost $312,680,470)		325,325,813

TOTAL LONG-TERM INVESTMENTS (Cost $312,680,470)		325,325,813

SHORT-TERM INVESTMENTS — 12.6%
Commercial Paper — 0.5%
Ford Motor Credit Co. 2.920% 1/08/21 (b)	750,000	730,616
3.245% 10/08/20 (b)	1,000,000	989,678

		1,720,294

Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (f)	5,990,047	5,990,047

U.S. Treasury Bill — 10.4%
U.S. Treasury Bill 0.000% 9/10/20 (g)	531,000	530,858

	Principal Amount	Value
0.000% 10/22/20	$16,790,000	$16,781,568
0.000% 11/05/20	1,825,000	1,823,970
0.000% 11/27/20	1,005,000	1,004,313
0.000% 12/03/20	11,820,000	11,812,112
0.000% 12/10/20	2,575,000	2,573,146
United States Cash Management Bill 0.000% 11/24/20	1,235,000	1,234,249

		35,760,216

TOTAL SHORT-TERM INVESTMENTS (Cost $43,480,604)		43,470,557

TOTAL INVESTMENTS — 106.9% (Cost $356,161,074) (h)		368,796,370

Other Assets/(Liabilities) — (6.9)%		(23,656,136)

NET ASSETS — 100.0%		$345,140,234

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $45,310,833 or 13.13% of net assets.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $462,180 or 0.13% of net assets.

(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(f)	Maturity value of $5,990,047. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $6,109,874.
(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/20	1	$219,023	$(867)
U.S. Treasury Note 5 Year	9/30/20	177	22,201,224	55,143

				$54,276

Short
U.S. Treasury Ultra 10 Year	9/21/20	17	$(2,660,929)	$(16,305)

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$481,543,936	$401,886,505
Repurchase agreements, at value (Note 2) (b)	2,105,356	10,065,801
Other short-term investments, at value (Note 2) (c)	1,075	1,075

Total investments (d)	483,650,367	411,953,381

Cash	-	334
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold
Regular delivery	779,215	153,029
Fund shares sold	487,414	5,633,534
Collateral pledged for open futures contracts (Note 2)	-	264,000
Variation margin on open derivative instruments (Note 2)	-	91,630
Interest and dividends	69,290	949,302
Foreign taxes withheld	-	-

Total assets	484,986,286	419,045,210

Liabilities:
Payables for:
Investments purchased
Regular delivery	236,880	1,410,625
Fund shares repurchased	1,103,957	29,966
Collateral held for securities on loan (Note 2) (f)	58,667	2,014,810
Trustees’ fees and expenses (Note 3)	48,600	68,513
Affiliates (Note 3):
Investment advisory fees	310,085	275,945
Administration fees	-	-
Service fees	86,929	42,848
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	61,970	52,739

Total liabilities	1,907,088	3,895,446

Net assets	$483,079,198	$415,149,764

Net assets consist of:
Paid-in capital	$212,104,531	$370,480,714
Accumulated Gain (Loss)	270,974,667	44,669,050

Net assets	$483,079,198	$415,149,764

(a) Cost of investments:	$263,876,005	$401,286,610
(b) Cost of repurchase agreements:	$2,105,356	$10,065,801
(c) Cost of other short-term investments:	$1,075	$1,075
(d) Securities on loan with market value of:	$1,507,622	$2,295,411
(e) Cost of foreign currency:	$-	$-
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund

$554,960,454	$293,638,439	$266,809,968	$173,297,010	$188,463,936
6,912,865	1,126,980	1,456,693	1,498,683	2,791,230
859,955	-	-	-	-

562,733,274	294,765,419	268,266,661	174,795,693	191,255,166

282	-	-	-	-
-	36,789	30,305	7,239	19,435

-	1,797,557	-	226,082	571,999
7,917	1,662	2,053,275	10,762	44,198
-	-	-	-	-
112,657	-	-	-	-
440,211	412,065	539,960	73,732	208,987
-	-	838,450	-	41,865

563,294,341	297,013,492	271,728,651	175,113,508	192,141,650

-	1,044	66	496,584	252,458
508,875	47,636	34,850	14,484	23,755
213,727	-	2,469,073	-	-
88,931	15,996	48,958	17,374	24,299

48,109	179,899	210,036	86,465	102,855
51,553	39,511	-	20,919	25,714
24,835	10,563	4,817	9,700	7,997
-	-	-	-	-
86,368	49,168	88,380	35,345	40,217

1,022,398	343,817	2,856,180	680,871	477,295

$562,271,943	$296,669,675	$268,872,471	$174,432,637	$191,664,355

$202,477,199	$269,114,746	$288,317,148	$134,782,532	$173,428,132
359,794,744	27,554,929	(19,444,677)	39,650,105	18,236,223

$562,271,943	$296,669,675	$268,872,471	$174,432,637	$191,664,355

$356,224,218	$282,474,145	$301,345,307	$164,097,108	$187,973,695
$6,912,865	$1,126,980	$1,456,693	$1,498,683	$2,791,230
$859,573	$-	$-	$-	$-
$829,981	$-	$3,166,482	$937,984	$795,936
$-	$36,516	$30,064	$7,263	$18,758

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$329,147,776	$342,812,685

Shares outstanding (a)	17,995,580	37,776,243

Net asset value, offering price and redemption price per share	$18.29	$9.07

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$153,931,422	$72,337,079

Shares outstanding (a)	8,848,348	8,087,886

Net asset value, offering price and redemption price per share	$17.40	$8.94

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund

$-	$-	$260,582,162	$-	$-

-	-	30,196,124	-	-

$-	$-	$8.63	$-	$-

$52,775,674	$-	$-	$-	$-

1,681,417	-	-	-	-

$31.39	$-	$-	$-	$-

$203,316,883	$279,054,293	$-	$157,698,107	$178,239,228

6,475,291	43,823,996	-	15,829,245	16,370,708

$31.40	$6.37	$-	$9.96	$10.89

$265,308,942	$-	$-	$-	$-

8,459,180	-	-	-	-

$31.36	$-	$-	$-	$-

$-	$-	$8,290,309	$-	$-

-	-	967,621	-	-

$-	$-	$8.57	$-	$-

$40,870,444	$17,615,382	$-	$16,734,530	$13,425,127

1,350,133	2,871,188	-	1,738,217	1,259,817

$30.27	$6.14	$-	$9.63	$10.66

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$390,586,877	$137,552,023
Repurchase agreements, at value (Note 2) (b)	2,462,887	683,134
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	393,049,764	138,235,157

Cash	31,620	7,833
Foreign currency, at value (e)	2	-
Receivables from:
Investments sold
Regular delivery	83,065	-
Fund shares sold	361,995	296,129
Investment adviser (Note 3)	-	-
Interest and dividends	276,459	101,883
Foreign taxes withheld	643,378	-

Total assets	394,446,283	138,641,002

Liabilities:
Payables for:
Investments purchased
Regular delivery	162,772	-
Written options outstanding, at value (Note 2) (f)	-	-
Open forward contracts (Note 2)	-	-
Fund shares repurchased	49,171	100,313
Collateral held for securities on loan (Note 2) (g)	-	-
Trustees’ fees and expenses (Note 3)	28,202	22,796
Affiliates (Note 3):
Investment advisory fees	209,618	60,613
Administration fees	52,405	-
Service fees	9,094	25,138
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	72,821	40,435

Total liabilities	584,083	249,295

Net assets	$393,862,200	$138,391,707

Net assets consist of:
Paid-in capital	$334,677,975	$74,785,254
Accumulated Gain (Loss)	59,184,225	63,606,453

Net assets	$393,862,200	$138,391,707

(a) Cost of investments:	$360,119,342	$88,651,014
(b) Cost of repurchase agreements:	$2,462,887	$683,134
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$5,183,427	$-
(e) Cost of foreign currency:	$2	$-
(f) Premiums on written options:	$-	$-
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$249,819,120	$145,902,989	$132,132,420	$129,919,079	$495,864,635
2,161,364	4,628,350	829,316	5,875,203	7,092,935
-	-	-	-	7,791,900

251,980,484	150,531,339	132,961,736	135,794,282	510,749,470

52,968	-	-	-	-
-	25,015	-	28,018	-

-	278,881	-	298	2,952,659
138,157	100	1,827	7,289,039	23,106
-	10,983	-	-	-
340,908	43,534	38,373	101,453	142,090
-	591,028	50,616	-	-

252,512,517	151,480,880	133,052,552	143,213,090	513,867,325

157,138	43,583	-	-	2,180,333
-	-	-	2,858,955	-
-	3,634	-	-	-
27,939	17,909	66,453	645	1,672,533
1,472,266	159,942	-	23,120	2,604,158
32,474	15,561	19,556	35,933	56,874

147,157	107,694	74,912	87,242	342,836
-	20,193	-	-	-
13,928	3,141	10,585	16,746	60,047
-	-	-	-	-
47,494	62,795	37,640	39,503	60,590

1,898,396	434,452	209,146	3,062,144	6,977,371

$250,614,121	$151,046,428	$132,843,406	$140,150,946	$506,889,954

$271,733,746	$186,173,709	$73,561,203	$99,998,088	$306,274,267
(21,119,625)	(35,127,281)	59,282,203	40,152,858	200,615,687

$250,614,121	$151,046,428	$132,843,406	$140,150,946	$506,889,954

$259,728,355	$179,072,713	$83,264,717	$86,800,420	$396,237,448
$2,161,364	$4,628,350	$829,316	$5,875,203	$7,092,935
$-	$-	$-	$-	$7,791,900
$3,173,144	$201,054	$-	$58,227	$23,023,958
$-	$24,972	$-	$28,943	$-
$-	$-	$-	$3,880,290	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$94,973,260

Shares outstanding (a)	-	5,130,220

Net asset value, offering price and redemption price per share	$-	$18.51

Class I shares:
Net assets	$362,418,383	$-

Shares outstanding (a)	30,808,907	-

Net asset value, offering price and redemption price per share	$11.76	$-

Class II shares:
Net assets	$15,619,424	$-

Shares outstanding (a)	1,296,873	-

Net asset value, offering price and redemption price per share	$12.04	$-

Service Class shares:
Net assets	$-	$43,418,447

Shares outstanding (a)	-	2,369,063

Net asset value, offering price and redemption price per share	$-	$18.33

Service Class I shares:
Net assets	$15,824,393	$-

Shares outstanding (a)	1,364,754	-

Net asset value, offering price and redemption price per share	$11.60	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$227,296,587	$-	$114,385,318	$112,572,991	$403,226,111

28,155,671	-	9,397,677	8,832,653	25,535,040

$8.07	$-	$12.17	$12.75	$15.79

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$145,561,597	$-	$-	$-

-	18,647,730	-	-	-

$-	$7.81	$-	$-	$-

$23,317,534	$-	$18,458,088	$27,577,955	$103,663,843

2,939,365	-	1,579,133	2,184,551	6,911,182

$7.93	$-	$11.69	$12.62	$15.00

$-	$5,484,831	$-	$-	$-

-	709,813	-	-	-

$-	$7.73	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$371,842,418	$184,134,032
Repurchase agreements, at value (Note 2) (b)	8,637,648	2,608,166
Other short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	380,480,066	186,742,198

Cash	30,376	557
Foreign currency, at value (e)	-	11
Receivables from:
Investments sold
Regular delivery	2,282,430	72,854
Delayed delivery	-	-
Open forward contracts (Note 2)	132,805	-
Fund shares sold	2,964,955	7,233
Interest and dividends	704,662	88,571
Foreign taxes withheld	7,718	-

Total assets	386,603,012	186,911,424

Liabilities:
Payables for:
Investments purchased
Regular delivery	1,258,662	267,769
Delayed delivery	-	-
Open forward contracts (Note 2)	2,597	-
Fund shares repurchased	333,747	7,124,114
Collateral held for securities on loan (Note 2) (f)	-	1,042,461
Trustees’ fees and expenses (Note 3)	62,764	36,685
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	286,219	167,340
Administration fees	-	-
Service fees	26,520	13,651
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	58,809	45,180

Total liabilities	2,029,318	8,697,200

Net assets	$384,573,694	$178,214,224

Net assets consist of:
Paid-in capital	$391,187,727	$132,947,559
Accumulated Gain (Loss)	(6,614,033)	45,266,665

Net assets	$384,573,694	$178,214,224

(a) Cost of investments:	$372,149,269	$162,300,201
(b) Cost of repurchase agreements:	$8,637,648	$2,608,166
(c) Cost of other short-term investments:	$-	$-
(d) Securities on loan with market value of:	$3,438,621	$25,956,869
(e) Cost of foreign currency:	$-	$11
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$82,542,100	$166,407,567	$325,325,813
1,347,034	1,732,466	5,990,047
1,064	-	37,480,510

83,890,198	168,140,033	368,796,370

-	-	22,108
-	-	-

-	668,616	1,130,244
-	-	12,941,049
-	-	-
26,767	19,212	129,888
57,926	231,354	1,415,702
-	-	-

83,974,891	169,059,215	384,435,361

-	253,485	1,277,827
-	-	37,581,266
-	-	-
8,299	1,147,568	107,341
858,486	-	-
12,516	29,979	43,001
-	-	2,313

58,213	112,986	119,250
10,915	-	44,718
12,588	10,880	24,845
-	-	-
35,903	48,795	94,566

996,920	1,603,693	39,295,127

$82,977,971	$167,455,522	$345,140,234

$72,019,754	$185,144,888	$305,331,529
10,958,217	(17,689,366)	39,808,705

$82,977,971	$167,455,522	$345,140,234

$75,557,130	$179,103,921	$312,680,470
$1,347,034	$1,732,466	$5,990,047
$1,064	$-	$37,490,557
$7,720,657	$2,831,709	$-
$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Initial Class shares:
Net assets	$339,609,435	$154,116,330

Shares outstanding (a)	38,315,773	11,576,589

Net asset value, offering price and redemption price per share	$8.86	$13.31

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$44,964,259	$24,097,894

Shares outstanding (a)	5,182,788	1,948,804

Net asset value, offering price and redemption price per share	$8.68	$12.37

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$-	$148,666,328	$-

-	17,304,581	-

$-	$8.59	$-

$61,081,319	$-	$302,856,382

5,019,658	-	26,561,780

$12.17	$-	$11.40

$-	$18,789,194	$-

-	2,217,516	-

$-	$8.47	$-

$21,896,652	$-	$42,283,852

1,869,558	-	3,754,924

$11.71	$-	$11.26

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,131,346	$7,127,511
Interest	2,951	42,037
Securities lending net income	6,035	1,363

Total investment income	1,140,332	7,170,911

Expenses (Note 3):
Investment advisory fees	1,637,166	1,571,214
Custody fees	23,911	16,853
Audit fees	19,378	19,022
Legal fees	4,137	4,722
Proxy fees	513	513
Shareholder reporting fees	25,882	28,077
Trustees’ fees	11,027	11,905

	1,722,014	1,652,306
Administration fees:
Class I	-	-
Class II	-	-
Service Class I	-	-
Distribution and Service fees:
Service Class	171,322	91,376
Service Class I	-	-

Total expenses	1,893,336	1,743,682
Expenses waived (Note 3):
Initial Class advisory fees waived	-	(51,888)
Class II advisory fees waived	-	-
Service Class advisory fees waived	-	(10,961)
Service Class I advisory fees waived	-	-

Net expenses:	1,893,336	1,680,833

Net investment income (loss)	(753,004)	5,490,078

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	12,932,680	(1,313,122)
Futures contracts	-	-
Foreign currency transactions	295	(11,622)

Net realized gain (loss)	12,932,975	(1,324,744)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	38,640,058	(93,253,095)
Futures contracts	-	77,474
Translation of assets and liabilities in foreign currencies	(13)	(873)

Net change in unrealized appreciation (depreciation)	38,640,045	(93,176,494)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	51,573,020	(94,501,238)

Net increase (decrease) in net assets resulting from operations	$50,820,016	$(89,011,160)

(a) Net of foreign withholding tax of:	$860	$116,131

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund

$5,440,618	$3,046,535	$4,195,446	$961,444	$2,969,035
10,170	8,844	4,496	2,282	8,177
3,978	1,405	6,568	525	968

5,454,766	3,056,784	4,206,510	964,251	2,978,180

263,830	1,015,537	1,188,175	383,685	575,786
32,066	12,411	9,227	16,228	9,616
19,523	18,890	21,056	18,765	18,839
5,711	1,967	3,223	1,125	1,986
513	513	513	513	513
35,785	15,806	20,117	10,244	14,733
14,827	7,233	7,861	2,960	5,119

372,255	1,072,357	1,250,172	433,520	626,592

78,173	-	-	-	-
146,162	209,897	-	81,119	133,691
61,498	12,958	-	11,708	10,256

-	-	10,276	-	-
51,248	21,597	-	19,513	17,093

709,336	1,316,809	1,260,448	545,860	787,632

-	-	(64,696)	-	-
-	-	-	(7,319)	(17,827)
-	-	(2,055)	-	-
-	-	-	(999)	(1,366)

709,336	1,316,809	1,193,697	537,542	768,439

4,745,430	1,739,975	3,012,813	426,709	2,209,741

8,543,947	(1,146,136)	(5,617,321)	9,133,930	(11,731,130)
(274,512)	-	-	-	-
-	(4,868)	(202,346)	(8,676)	3

8,269,435	(1,151,004)	(5,819,667)	9,125,254	(11,731,127)

(30,023,051)	(19,705,324)	(42,253,172)	(9,793,048)	(26,732,620)
(48,203)	-	-	-	-
-	245	11,134	(24)	1,240

(30,071,254)	(19,705,079)	(42,242,038)	(9,793,072)	(26,731,380)

(21,801,819)	(20,856,083)	(48,061,705)	(667,818)	(38,462,507)

$(17,056,389)	$(19,116,108)	$(45,048,892)	$(241,109)	$(36,252,766)

$-	$14,003	$469,772	$7,280	$22,058

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$4,019,523	$1,088,473
Interest	4,971	3,528
Securities lending net income	5,964	196

Total investment income	4,030,458	1,092,197

Expenses (Note 3):
Investment advisory fees	1,192,320	341,615
Custody fees	33,213	11,537
Audit fees	21,457	18,793
Legal fees	3,451	1,462
Proxy fees	513	513
Shareholder reporting fees	22,800	11,586
Trustees’ fees	10,526	3,789

	1,284,280	389,295
Administration fees:
Class I	274,875	-
Class II	11,766	-
Service Class I	11,438	-
Distribution and Service fees:
Service Class	-	52,036
Service Class I	19,063	-

Total expenses	1,601,422	441,331
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-

Net expenses:	1,601,422	441,331

Net investment income (loss)	2,429,036	650,866

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,619,660	2,149,956
Written options	-	-
Foreign currency transactions	(13,641)	(2,090)
Forward contracts	-	-

Net realized gain (loss)	6,606,019	2,147,866

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(47,434,314)	(10,298,563)
Written options	-	-
Translation of assets and liabilities in foreign currencies	11,892	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	(47,422,422)	(10,298,563)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(40,816,403)	(8,150,697)

Net increase (decrease) in net assets resulting from operations	$(38,387,367)	$(7,499,831)

(a) Net of foreign withholding tax of:	$305,757	$3,242
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,462,164	$1,260,949	$688,176	$1,388,664	$1,682,807
16,817	5,957	2,316	5,972	46,181
889	5,360	19	430	18,254

3,479,870	1,272,266	690,511	1,395,066	1,747,242

849,857	604,242	384,301	521,744	1,844,116
8,410	35,716	13,685	111,836	26,230
19,258	25,316	18,759	18,801	19,444
2,892	1,814	1,041	1,583	4,923
513	513	513	513	513
18,868	13,836	9,742	16,556	29,869
7,446	4,480	2,816	3,909	12,887

907,244	685,917	430,857	674,942	1,937,982

-	-	-	-	-
-	109,168	-	-	-
-	4,127	-	-	-

30,426	-	20,795	34,736	123,196
-	6,879	-	-	-

937,670	806,091	451,652	709,678	2,061,178

-	(43,057)	-	-	-
-	(1,578)	-	-	-

937,670	761,456	451,652	709,678	2,061,178

2,542,200	510,810	238,859	685,388	(313,936)

(19,887,917)	(10,028,423)	4,072,196	15,636,966	52,124,096
-	-	-	(8,172,836)	-
-	(11,388)	-	-	3
-	(22,127)	-	-	-

(19,887,917)	(10,061,938)	4,072,196	7,464,130	52,124,099

(40,557,476)	(31,725,050)*	8,547,380	(15,320,661)	(49,820,686)
-	-	-	2,239,716	-
-	4,969	-	(1,274)	-
-	18,677	-	-	-

(40,557,476)	(31,701,404)	8,547,380	(13,082,219)	(49,820,686)

(60,445,393)	(41,763,342)	12,619,576	(5,618,089)	2,303,413

$(57,903,193)	$(41,252,532)	$12,858,435	$(4,932,701)	$1,989,477

$(90)	$145,504	$36,402	$-	$3,046
$-	$26,102	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$5,164,690	$791,230
Interest	9,313	4,438
Securities lending net income	14,942	48,949

Total investment income	5,188,945	844,617

Expenses (Note 3):
Investment advisory fees	1,610,551	899,994
Custody fees	22,872	18,376
Interest expense	-	-
Audit fees	19,380	20,013
Legal fees	4,343	1,987
Proxy fees	513	513
Shareholder reporting fees	26,011	14,054
Trustees’ fees	10,895	4,972

	1,694,565	959,909
Administration fees:
Class II	-	-
Service Class I	-	-
Distribution and Service fees:
Service Class	56,502	28,609
Service Class I	-	-

Total expenses	1,751,067	988,518
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Initial Class advisory fees waived	-	(15,019)
Class II advisory fees waived	-	-
Service Class advisory fees waived	-	(2,289)
Service Class I advisory fees waived	-	-

Net expenses:	1,751,067	971,210

Net investment income (loss)	3,437,878	(126,593)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(12,836,990)	877,452
Futures contracts	-	-
Written options	-	-
Swap agreements	-	-
Foreign currency transactions	(1,185)	(672)
Forward contracts	773,264	-

Net realized gain (loss)	(12,064,911)	876,780

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(60,616,095)	(10,889,338)
Futures contracts	-	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(824)	(30)
Forward contracts	452,691	-

Net change in unrealized appreciation (depreciation)	(60,164,228)	(10,889,368)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(72,229,139)	(10,012,588)

Net increase (decrease) in net assets resulting from operations	$(68,791,261)	$(10,139,181)

(a) Net of foreign withholding tax of:	$76,589	$3,131

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$615,088	$1,802,163	$-
2,735	4,753	4,693,421
39,946	2,878	7,482

657,769	1,809,794	4,700,903

336,228	629,647	699,182
15,286	16,980	55,990
-	-	24
19,091	18,839	28,415
992	2,046	5,591
513	513	513
9,207	14,715	30,016
2,506	5,032	9,670

383,823	687,772	829,401

46,776	-	233,974
16,267	-	28,219

-	23,620	-
27,110	-	47,031

473,976	711,392	1,138,625

-	-	(27,620)
-	-	(3,203)
-	-	-
(15,591)	-	-
-	-	-
(5,423)	-	-

452,962	711,392	1,107,802

204,807	1,098,402	3,593,101

(467,147)	(15,169,195)	9,412,336
-	-	2,523,396
-	-	80,096
-	-	18,474
-	-	297,505
-	-	133,137

(467,147)	(15,169,195)	12,464,944

(17,611,439)	(28,811,805)	5,172,467
-	-	117,374
-	-	(395)
-	-	-
-	-	(77,095)

(17,611,439)	(28,811,805)	5,212,351

(18,078,586)	(43,981,000)	17,677,295

$(17,873,779)	$(42,882,598)	$21,270,396

$1,088	$8,239	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(753,004)	$(687,556)
Net realized gain (loss)	12,932,975	42,327,464
Net change in unrealized appreciation (depreciation)	38,640,045	61,935,453

Net increase (decrease) in net assets resulting from operations	50,820,016	103,575,361

Distributions to shareholders (Note 2):
Initial Class	-	(35,871,142)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(16,692,604)
Service Class I	-	-

Total distributions	-	(52,563,746)

Net fund share transactions (Note 5):
Initial Class	(11,318,332)	12,687,751
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	1,903,892	24,456,475
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(9,414,440)	37,144,226

Total increase (decrease) in net assets	41,405,576	88,155,841
Net assets
Beginning of period	441,673,622	353,517,781

End of period	$483,079,198	$441,673,622

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$5,490,078	$10,031,026	$4,745,430	$9,942,919
(1,324,744)	30,331,581	8,269,435	144,142,248
(93,176,494)	67,301,960	(30,071,254)	15,562,877

(89,011,160)	107,664,567	(17,056,389)	169,648,044

-	(42,720,131)	-	-
-	-	-	(6,401,570)
-	-	-	(22,586,203)
-	-	-	(28,794,121)
-	(9,473,801)	-	-
-	-	-	(5,197,860)

-	(52,193,932)	-	(62,979,754)

18,942,701	(7,947,021)	-	-
-	-	(3,253,907)	(2,739,783)
-	-	269,154	23,140,448
-	-	3,854,471	(187,859,189)
1,560,011	1,853,062	-	-
-	-	(3,619,683)	(1,480,399)

20,502,712	(6,093,959)	(2,749,965)	(168,938,923)

(68,508,448)	49,376,676	(19,806,354)	(62,270,633)

483,658,212	434,281,536	582,078,297	644,348,930

$415,149,764	$483,658,212	$562,271,943	$582,078,297

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,739,975	$2,441,289
Net realized gain (loss)	(1,151,004)	13,584,276
Net change in unrealized appreciation (depreciation)	(19,705,079)	29,678,837

Net increase (decrease) in net assets resulting from operations	(19,116,108)	45,704,402

Distributions to shareholders (Note 2):
Initial Class	-	-
Class II	-	(6,676,411)
Service Class	-	-
Service Class I	-	(359,769)

Total distributions	-	(7,036,180)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(262,833)	213,720,336
Service Class	-	-
Service Class I	262,607	4,141,530

Increase (decrease) in net assets from fund share transactions	(226)	217,861,866

Total increase (decrease) in net assets	(19,116,334)	256,530,088
Net assets
Beginning of period	315,786,009	59,255,921

End of period	$296,669,675	$315,786,009

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Equity Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$3,012,813	$8,348,387	$426,709	$68,369
(5,819,667)	9,956,326	9,125,254	21,078,335
(42,242,038)	20,356,755	(9,793,072)	10,219,628

(45,048,892)	38,661,468	(241,109)	31,366,332

-	(9,912,550)	-	-
-	-	-	(19,254,998)
-	(286,467)	-	-
-	-	-	(2,735,384)

-	(10,199,017)	-	(21,990,382)

(3,148,189)	(14,265,626)	-	-
-	-	55,841,878	3,267,738
(117,525)	(370,549)	-	-
-	-	1,437,988	4,203,610

(3,265,714)	(14,636,175)	57,279,866	7,471,348

(48,314,606)	13,826,276	57,038,757	16,847,298

317,187,077	303,360,801	117,393,880	100,546,582

$268,872,471	$317,187,077	$174,432,637	$117,393,880

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,209,741	$2,563,533
Net realized gain (loss)	(11,731,127)	24,764,253
Net change in unrealized appreciation (depreciation)	(26,731,380)	12,445,472

Net increase (decrease) in net assets resulting from operations	(36,252,766)	39,773,258

Distributions to shareholders (Note 2):
Initial Class	-	-
Class I	-	-
Class II	-	(23,310,264)
Service Class	-	-
Service Class I	-	(1,954,060)

Total distributions	-	(25,264,324)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	17,766,428	11,979,316
Service Class	-	-
Service Class I	(16,564)	1,875,998

Increase (decrease) in net assets from fund share transactions	17,749,864	13,855,314

Total increase (decrease) in net assets	(18,502,902)	28,364,248
Net assets
Beginning of period	210,167,257	181,803,009

End of period	$191,664,355	$210,167,257

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$2,429,036	$4,484,567	$650,866	$1,358,018
6,606,019	15,833,070	2,147,866	10,419,392
(47,422,422)	61,687,460	(10,298,563)	27,355,920

(38,387,367)	82,005,097	(7,499,831)	39,133,330

-	-	-	(10,219,127)
-	(15,070,765)	-	-
-	(629,501)	-	-
-	-	-	(4,037,009)
-	(555,133)	-	-

-	(16,255,399)	-	(14,256,136)

-	-	(6,736,680)	(3,966,803)
(13,457,580)	172,732,658	-	-
(717,103)	(822,522)	-	-
-	-	(322,576)	5,326,441
246,733	(394,382)	-	-

(13,927,950)	171,515,754	(7,059,256)	1,359,638

(52,315,317)	237,265,452	(14,559,087)	26,236,832

446,177,517	208,912,065	152,950,794	126,713,962

$393,862,200	$446,177,517	$138,391,707	$152,950,794

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,542,200	$5,603,860
Net realized gain (loss)	(19,887,917)	837,054
Net change in unrealized appreciation (depreciation)	(40,557,476)	55,148,141

Net increase (decrease) in net assets resulting from operations	(57,903,193)	61,589,055

Distributions to shareholders (Note 2):
Initial Class	-	(14,273,421)
Class II	-	-
Service Class	-	(1,555,938)
Service Class I	-	-

Total distributions	-	(15,829,359)

Net fund share transactions (Note 5):
Initial Class	5,337,636	(7,635,976)
Class II	-	-
Service Class	(546,356)	706,203
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	4,791,280	(6,929,773)

Total increase (decrease) in net assets	(53,111,913)	38,829,923
Net assets
Beginning of period	303,726,034	264,896,111

End of period	$250,614,121	$303,726,034

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$510,810	$5,381,324	$238,859	$422,714
(10,061,938)	4,767,503	4,072,196	5,929,936
(31,701,404)	28,879,787	8,547,380	21,742,607

(41,252,532)	39,028,614	12,858,435	28,095,257

-	-	-	(11,308,969)
-	(14,661,848)	-	-
-	-	-	(1,872,436)
-	(485,036)	-	-

-	(15,146,884)	-	(13,181,405)

-	-	7,853,706	(1,197,387)
6,881,515	746,447	-	-
-	-	465,927	4,147,375
198,831	1,283,718	-	-

7,080,346	2,030,165	8,319,633	2,949,988

(34,172,186)	25,911,895	21,178,068	17,863,840

185,218,614	159,306,719	111,665,338	93,801,498

$151,046,428	$185,218,614	$132,843,406	$111,665,338

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$685,388	$1,549,347
Net realized gain (loss)	7,464,130	(7,510,563)
Net change in unrealized appreciation (depreciation)	(13,082,219)	23,038,840

Net increase (decrease) in net assets resulting from operations	(4,932,701)	17,077,624

Distributions to shareholders (Note 2):
Initial Class	-	(2,006,227)
Service Class	-	(406,901)

Total distributions	-	(2,413,128)

Net fund share transactions (Note 5):
Initial Class	(7,923,329)	(8,893,357)
Service Class	(2,129,541)	(1,232,645)

Increase (decrease) in net assets from fund share transactions	(10,052,870)	(10,126,002)

Total increase (decrease) in net assets	(14,985,571)	4,538,494
Net assets
Beginning of period	155,136,517	150,598,023

End of period	$140,150,946	$155,136,517

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$(313,936)	$343,584	$3,437,878	$6,851,877
52,124,099	49,632,163	(12,064,911)	771,372
(49,820,686)	77,318,464	(60,164,228)	99,841,377

1,989,477	127,294,211	(68,791,261)	107,464,626

-	(51,794,275)	-	(43,755,980)
-	(14,171,452)	-	(5,898,516)

-	(65,965,727)	-	(49,654,496)

(6,988,855)	30,146,826	10,639,541	(5,655,588)
(4,255,473)	7,002,228	361,479	3,501,883

(11,244,328)	37,149,054	11,001,020	(2,153,705)

(9,254,851)	98,477,538	(57,790,241)	55,656,425

516,144,805	417,667,267	442,363,935	386,707,510

$506,889,954	$516,144,805	$384,573,694	$442,363,935

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(126,593)	$(172,814)
Net realized gain (loss)	876,780	23,812,506
Net change in unrealized appreciation (depreciation)	(10,889,368)	32,140,744

Net increase (decrease) in net assets resulting from operations	(10,139,181)	55,780,436

Distributions to shareholders (Note 2):
Initial Class	-	(29,446,089)
Class II	-	-
Service Class	-	(4,374,302)
Service Class I	-	-

Total distributions	-	(33,820,391)

Net fund share transactions (Note 5):
Initial Class	(7,805,590)	(1,213,463)
Class II	-	-
Service Class	(293,612)	4,571,433
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(8,099,202)	3,357,970

Total increase (decrease) in net assets	(18,238,383)	25,318,015
Net assets
Beginning of period	196,452,607	171,134,592

End of period	$178,214,224	$196,452,607

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$204,807	$187,423	$1,098,402	$2,015,024
(467,147)	4,385,906	(15,169,195)	7,561,569
(17,611,439)	16,789,543	(28,811,805)	26,811,318

(17,873,779)	21,362,872	(42,882,598)	36,387,911

-	-	-	(22,035,759)
-	(10,637,023)	-	-
-	-	-	(2,792,250)
-	(3,412,926)	-	-

-	(14,049,949)	-	(24,828,009)

-	-	6,964,423	5,435,238
(367,255)	2,181,798	-	-
-	-	575,726	3,006,628
728,373	4,158,602	-	-

361,118	6,340,400	7,540,149	8,441,866

(17,512,661)	13,653,323	(35,342,449)	20,001,768

100,490,632	86,837,309	202,797,971	182,796,203

$82,977,971	$100,490,632	$167,455,522	$202,797,971

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Total Return Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,593,101	$9,364,596
Net realized gain (loss)	12,464,944	13,369,874
Net change in unrealized appreciation (depreciation)	5,212,351	10,120,500

Net increase (decrease) in net assets resulting from operations	21,270,396	32,854,970

Distributions to shareholders (Note 2):
Class II	-	(10,406,581)
Service Class I	-	(895,462)

Total distributions	-	(11,302,043)

Net fund share transactions (Note 5):
Class II	(58,176,980)	(31,647,275)
Service Class I	6,033,732	7,003,083

Increase (decrease) in net assets from fund share transactions	(52,143,248)	(24,644,192)

Total increase (decrease) in net assets	(30,872,852)	(3,091,265)
Net assets
Beginning of period	376,013,086	379,104,351

End of period	$345,140,234	$376,013,086

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$16.49	$(0.02)	$1.82	$1.80	$-	$-	$-	$18.29	10.92%	[b]	$329,148	0.78%	[a]	(0.27%	)[a]
12/31/19	14.60	(0.02)	4.16	4.14	-	(2.25)	(2.25)	16.49	29.84%		304,381	0.79%		(0.09%	)
12/31/18	17.41	(0.00)[d]	0.86	0.86	-	(3.67)	(3.67)	14.60	1.88%		254,050	0.79%		(0.02%	)
12/31/17	13.98	0.00 [d]	4.93	4.93	(0.00)[d]	(1.50)	(1.50)	17.41	36.22%		301,054	0.80%		0.00%	[e]
12/31/16	15.79	0.00 [d]	0.13	0.13	-	(1.94)	(1.94)	13.98	0.91%		332,688	0.79%		0.03%
12/31/15	17.09	(0.01)	1.70	1.69	-	(2.99)	(2.99)	15.79	11.10%		388,654	0.79%		(0.06%	)
Service Class
6/30/20[r]	$15.71	$(0.04)	$1.73	$1.69	$-	$-	$-	$17.40	10.76%	[b]	$153,931	1.03%	[a]	(0.51%	)[a]
12/31/19	14.03	(0.05)	3.98	3.93	-	(2.25)	(2.25)	15.71	29.56%		137,293	1.04%		(0.35%	)
12/31/18	16.88	(0.05)	0.87	0.82	-	(3.67)	(3.67)	14.03	1.68%		99,468	1.04%		(0.26%	)
12/31/17	13.62	(0.04)	4.80	4.76	-	(1.50)	(1.50)	16.88	35.89%		77,091	1.05%		(0.25%	)
12/31/16	15.47	(0.03)	0.12	0.09	-	(1.94)	(1.94)	13.62	0.65%		47,411	1.04%		(0.22%	)
12/31/15	16.85	(0.05)	1.66	1.61	-	(2.99)	(2.99)	15.47	10.76%		42,486	1.04%		(0.31%	)

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	16%	33%	28%	25%	29%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$11.18	$0.13	$(2.24)	$(2.11)	$-	$-	$-	$9.07	(18.87%	)[b]	$342,813	0.79%	[a]	0.76%[a]	2.67%	[a]
12/31/19	10.04	0.24	2.25	2.49	(0.27)	(1.08)	(1.35)	11.18	26.45%		396,909	0.78%		0.75%	2.22%
12/31/18	12.50	0.26	(1.23)	(0.97)	(0.24)	(1.25)	(1.49)	10.04	(9.36%	)	358,947	0.79%		0.76%	2.17%
12/31/17	11.78	0.23	1.58	1.81	(0.27)	(0.82)	(1.09)	12.50	16.33%		440,607	0.79%		0.76%	1.93%
12/31/16	11.29	0.27	1.73	2.00	(0.25)	(1.26)	(1.51)	11.78	18.68%		413,304	0.79%		0.77%	2.33%
12/31/15	13.93	0.25	(1.28)	(1.03)	(0.26)	(1.35)	(1.61)	11.29	(6.88%	)	409,298	0.78%		N/A	1.96%
Service Class
6/30/20[r]	$11.03	$0.11	$(2.20)	$(2.09)	$-	$-	$-	$8.94	(18.95%	)[b]	$72,337	1.04%	[a]	1.01%[a]	2.40%	[a]
12/31/19	9.92	0.21	2.22	2.43	(0.24)	(1.08)	(1.32)	11.03	26.12%		86,749	1.03%		1.00%	1.98%
12/31/18	12.37	0.23	(1.22)	(0.99)	(0.21)	(1.25)	(1.46)	9.92	(9.60%	)	75,335	1.04%		1.01%	1.92%
12/31/17	11.68	0.20	1.56	1.76	(0.25)	(0.82)	(1.07)	12.37	15.97%		86,193	1.04%		1.01%	1.68%
12/31/16	11.20	0.24	1.72	1.96	(0.22)	(1.26)	(1.48)	11.68	18.46%		77,647	1.04%		1.02%	2.10%
12/31/15	13.83	0.22	(1.27)	(1.05)	(0.23)	(1.35)	(1.58)	11.20	(7.10%	)	63,263	1.03%		N/A	1.72%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	19%	18%	19%	25%	22%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/20[r]	$32.46	$0.24	$(1.31)	$(1.07)	$-	$-	$-	$31.39	(3.30%	)[b]	$52,776	0.44%	[a]	N/A	1.59%	[a]
12/31/19	28.09	0.48	7.71	8.19	(0.90)	(2.92)	(3.82)	32.46	30.86%		57,944	0.44%		N/A	1.51%
12/31/18	31.01	0.49	(1.76)	(1.27)	(0.50)	(1.15)	(1.65)	28.09	(4.80%	)	51,998	0.43%		N/A	1.57%
12/31/17	26.53	0.45	5.11	5.56	(0.29)	(0.79)	(1.08)	31.01	21.34%		66,374	0.43%		N/A	1.57%
12/31/16	24.76	0.44	2.37	2.81	(0.43)	(0.61)	(1.04)	26.53	11.48%		66,343	0.43%		N/A	1.76%
12/31/15	25.52	0.42	(0.23)	0.19	(0.38)	(0.57)	(0.95)	24.76	0.95%		74,631	0.43%		N/A	1.67%
Class II
6/30/20[r]	$32.45	$0.26	$(1.31)	$(1.05)	$-	$-	$-	$31.40	(3.24%	)[b]	$203,317	0.29%	[a]	N/A	1.74%	[a]
12/31/19	28.10	0.52	7.72	8.24	(0.97)	(2.92)	(3.89)	32.45	31.06%		209,951	0.29%		N/A	1.66%
12/31/18	31.01	0.54	(1.75)	(1.21)	(0.55)	(1.15)	(1.70)	28.10	(4.63%	)	159,638	0.28%		N/A	1.72%
12/31/17	26.55	0.50	5.10	5.60	(0.35)	(0.79)	(1.14)	31.01	21.50%		186,674	0.28%		N/A	1.72%
12/31/16	24.80	0.48	2.36	2.84	(0.48)	(0.61)	(1.09)	26.55	11.62%		175,525	0.28%		N/A	1.91%
12/31/15	25.56	0.47	(0.23)	0.24	(0.43)	(0.57)	(1.00)	24.80	1.17%		164,515	0.30%		0.28%	1.83%
Class III
6/30/20[r]	$32.39	$0.28	$(1.31)	$(1.03)	$-	$-	$-	$31.36	(3.18%	)[b]	$265,309	0.14%	[a]	N/A	1.89%	[a]
12/31/19	28.05	0.57	7.70	8.27	(1.01)	(2.92)	(3.93)	32.39	31.27%		268,217	0.14%		N/A	1.82%
12/31/18	30.97	0.59	(1.75)	(1.16)	(0.60)	(1.16)	(1.76)	28.05	(4.52%	)	391,891	0.13%		N/A	1.87%
12/31/17	26.51	0.54	5.10	5.64	(0.39)	(0.79)	(1.18)	30.97	21.69%		440,242	0.13%		N/A	1.87%
12/31/16	24.78	0.52	2.34	2.86	(0.52)	(0.61)	(1.13)	26.51	11.69%		279,941	0.13%		N/A	2.05%
12/31/15	25.54	0.50	(0.22)	0.28	(0.47)	(0.57)	(1.04)	24.78	1.32%		172,992	0.15%		0.13%	1.97%
Service Class I
6/30/20[r]	$31.35	$0.19	$(1.27)	$(1.08)	$-	$-	$-	$30.27	(3.44%	)[b]	$40,870	0.69%	[a]	N/A	1.34%	[a]
12/31/19	27.24	0.38	7.48	7.86	(0.83)	(2.92)	(3.75)	31.35	30.56%		45,967	0.69%		N/A	1.26%
12/31/18	30.13	0.40	(1.70)	(1.30)	(0.43)	(1.16)	(1.59)	27.24	(5.04%	)	40,822	0.68%		N/A	1.32%
12/31/17	25.84	0.37	4.96	5.33	(0.25)	(0.79)	(1.04)	30.13	21.01%		48,712	0.68%		N/A	1.32%
12/31/16	24.16	0.37	2.31	2.68	(0.39)	(0.61)	(1.00)	25.84	11.24%		42,165	0.68%		N/A	1.51%
12/31/15	24.98	0.35	(0.23)	0.12	(0.37)	(0.57)	(0.94)	24.16	0.70%		38,691	0.68%		N/A	1.43%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	3%	5%	3%	7%	8%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$6.77	$0.04	$(0.44)	$(0.40)	$-	$-	$-	$6.37	(5.91%	)[b]	$279,054	0.87%	[a]	N/A	1.19%	[a]
12/31/19	5.33	0.07	1.53	1.60	(0.02)	(0.14)	(0.16)	6.77	30.15%		297,347	0.89%		0.88%	1.11%
12/31/18	12.69	0.11	0.66	0.77	(0.37)	(7.76)	(8.13)	5.33	1.18%		48,276	0.95%		0.87%	1.25%
12/31/17	13.20	0.27	2.35	2.62	(0.36)	(2.77)	(3.13)	12.69	21.99%		57,382	0.94%		N/A	2.00%
12/31/16	12.15	0.13	1.96	2.09	(0.20)	(0.84)	(1.04)	13.20	17.96%		128,990	0.90%		N/A	1.11%
12/31/15	15.97	0.21	(1.71)	(1.50)	(0.28)	(2.04)	(2.32)	12.15	(8.93%	)	147,436	0.90%		N/A	1.43%
Service Class I
6/30/20[r]	$6.53	$0.03	$(0.42)	$(0.39)	$-	$-	$-	$6.14	(5.97%	)[b]	$17,615	1.12%	[a]	N/A	0.93%	[a]
12/31/19	5.15	0.05	1.47	1.52	(0.00)[d]	(0.14)	(0.14)	6.53	29.73%		18,439	1.15%		1.13%	0.90%
12/31/18	12.52	0.09	0.66	0.75	(0.36)	(7.76)	(8.12)	5.15	0.99%		10,980	1.20%		1.12%	1.01%
12/31/17	13.11	0.18	2.37	2.55	(0.37)	(2.77)	(3.14)	12.52	21.61%		9,981	1.19%		N/A	1.39%
12/31/16	12.06	0.10	1.95	2.05	(0.16)	(0.84)	(1.00)	13.11	17.74%		6,829	1.15%		N/A	0.87%
12/31/15	15.87	0.17	(1.69)	(1.52)	(0.25)	(2.04)	(2.29)	12.06	(9.16%	)	7,023	1.15%		N/A	1.20%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	19%	36%	64%	108%	37%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$10.10	$0.10	$(1.57)	$(1.47)	$-	$-	$-	$8.63	(14.55%	)[b]	$260,582	0.94%	[a]	0.89%	[a]	2.26%	[a]
12/31/19	9.25	0.26	0.92	1.18	(0.18)	(0.15)	(0.33)	10.10	13.17%		307,367	0.94%		0.89%		2.69%
12/31/18	11.25	0.20	(1.95)	(1.75)	(0.25)	-	(0.25)	9.25	(15.90%	)	294,037	0.98%		0.97%		1.81%
12/31/17	9.44	0.19	1.85	2.04	(0.23)	-	(0.23)	11.25	21.73%		382,813	0.97%		N/A		1.79%
12/31/16	9.49	0.20	(0.07)	0.13	(0.18)	-	(0.18)	9.44	1.44%		348,836	0.97%		N/A		2.22%
12/31/15	10.22	0.20	(0.63)	(0.43)	(0.30)	-	(0.30)	9.49	(4.26%	)	347,072	0.97%		N/A		1.89%
Service Class
6/30/20[r]	$10.04	$0.09	$(1.56)	$(1.47)	$-	$-	$-	$8.57	(14.64%	)[b]	$8,290	1.19%	[a]	1.14%	[a]	2.01%	[a]
12/31/19	9.20	0.24	0.90	1.14	(0.15)	(0.15)	(0.30)	10.04	12.78%		9,820	1.19%		1.14%		2.44%
12/31/18	11.18	0.17	(1.93)	(1.76)	(0.22)	-	(0.22)	9.20	(16.03%	)	9,324	1.23%		1.22%		1.57%
12/31/17	9.38	0.16	1.84	2.00	(0.20)	-	(0.20)	11.18	21.45%		11,488	1.22%		N/A		1.53%
12/31/16	9.43	0.18	(0.07)	0.11	(0.16)	-	(0.16)	9.38	1.18%		10,231	1.22%		N/A		2.02%
12/31/15	10.16	0.17	(0.62)	(0.45)	(0.28)	-	(0.28)	9.43	(4.51%	)	11,396	1.22%		N/A		1.59%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	96%	43%	18%	15%	19%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$10.02	$0.03	$(0.09)	$(0.06)	$-	$-	$-	$9.96	(0.60%	)[b]	$157,698	0.85%	[a]	0.84%	[a]	0.72%	[a]
12/31/19	9.37	0.01	2.92	2.93	(0.06)	(2.22)	(2.28)	10.02	33.74%		101,937	0.87%		0.87%	[l]	0.09%
12/31/18	12.94	0.06	0.66	0.72	(0.15)	(4.14)	(4.29)	9.37	0.80%		90,145	0.83%		0.83%	[1]	0.50%
12/31/17	11.42	0.11	2.92	3.03	(0.13)	(1.38)	(1.51)	12.94	27.67%		120,666	0.84%		0.84%	[l]	0.84%
12/31/16	12.53	0.09	0.36	0.45	(0.08)	(1.48)	(1.56)	11.42	3.73%		165,183	0.83%		0.83%	[l]	0.79%
12/31/15	14.89	0.09	0.64	0.73	(0.13)	(2.96)	(3.09)	12.53	6.22%		183,094	0.84%		0.84%	[l]	0.63%
Service Class I
6/30/20[r]	$9.70	$0.02	$(0.09)	$(0.07)	$-	$-	$-	$9.63	(0.72%	)[b]	$16,735	1.10%	[a]	1.09%	[a]	0.48%	[a]
12/31/19	9.15	(0.02)	2.84	2.82	(0.05)	(2.22)	(2.27)	9.70	33.33%		15,457	1.12%		1.12%	[l]	(0.16%	)
12/31/18	12.74	0.03	0.67	0.70	(0.15)	(4.14)	(4.29)	9.15	0.66%		10,401	1.08%		1.08%	[1]	0.27%
12/31/17	11.29	0.07	2.89	2.96	(0.13)	(1.38)	(1.51)	12.74	27.32%		6,875	1.09%		1.09%	[l]	0.57%
12/31/16	12.41	0.06	0.37	0.43	(0.07)	(1.48)	(1.55)	11.29	3.54%		4,263	1.08%		1.08%	[l]	0.54%
12/31/15	14.80	0.05	0.63	0.68	(0.11)	(2.96)	(3.07)	12.41	5.91%		2,955	1.09%		1.09%	[l]	0.36%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	83%	129%	61%	40%	49%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$13.09	$0.13	$(2.33)	$(2.20)	$-	$-	$-	$10.89	(16.81%	)[b]	$178,239	0.80%	[a]	0.78%[a]	2.32%	[a]
12/31/19	12.38	0.18	2.40	2.58	(0.27)	(1.60)	(1.87)	13.09	22.79%		193,994	0.81%		0.79%	1.35%
12/31/18	15.42	0.26	(1.63)	(1.37)	(0.25)	(1.42)	(1.67)	12.38	(10.34%	)	168,520	0.80%		0.78%	1.76%
12/31/17	14.74	0.25	1.83	2.08	(0.29)	(1.11)	(1.40)	15.42	15.10%		225,883	0.80%		0.79%	1.65%
12/31/16	14.20	0.26	1.56	1.82	(0.21)	(1.07)	(1.28)	14.74	13.25%		223,801	0.79%		N/A	1.81%
12/31/15	16.20	0.23	(0.76)	(0.53)	(0.22)	(1.25)	(1.47)	14.20	(2.88%	)	217,109	0.79%		N/A	1.51%
Service Class I
6/30/20[r]	$12.83	$0.11	$(2.28)	$(2.17)	$-	$-	$-	$10.66	(16.91%	)[b]	$13,425	1.05%	[a]	1.03%[a]	2.11%	[a]
12/31/19	12.17	0.14	2.36	2.50	(0.24)	(1.60)	(1.84)	12.83	22.49%		16,173	1.06%		1.04%	1.10%
12/31/18	15.20	0.22	(1.60)	(1.38)	(0.23)	(1.42)	(1.65)	12.17	(10.56%	)	13,283	1.05%		1.03%	1.53%
12/31/17	14.57	0.21	1.80	2.01	(0.27)	(1.11)	(1.38)	15.20	14.78%		13,212	1.05%		1.04%	1.39%
12/31/16	14.05	0.22	1.55	1.77	(0.18)	(1.07)	(1.25)	14.57	13.05%		9,319	1.04%		N/A	1.55%
12/31/15	16.07	0.19	(0.76)	(0.57)	(0.20)	(1.25)	(1.45)	14.05	(3.18%	)	7,757	1.04%		N/A	1.26%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	53%	131%	28%	18%	20%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
6/30/20[r]	$12.86	$0.07	$(1.17)	$(1.10)	$-	$-	$-	$11.76	(8.48%	)[b]	$362,418	0.80%	[a]	N/A	1.23%	[a]
12/31/19	10.25	0.15	2.94	3.09	(0.08)	(0.40)	(0.48)	12.86	30.59%		411,174	0.79%		N/A	1.23%
12/31/18	13.04	0.15	(1.16)	(1.01)	(0.15)	(1.63)	(1.78)	10.25	(9.53%	)	179,973	0.83%		N/A	1.21%
12/31/17	11.54	0.14	2.56	2.70	(0.16)	(1.04)	(1.20)	13.04	24.16%		206,795	0.83%		N/A	1.10%
12/31/16	11.74	0.14	0.76	0.90	(0.14)	(0.96)	(1.10)	11.54	7.55%		218,698	0.82%		N/A	1.18%
12/31/15	12.61	0.14	(0.33)	(0.19)	(0.14)	(0.54)	(0.68)	11.74	(1.36%	)	224,808	0.86%		0.85%	1.13%
Class II
6/30/20[r]	$13.17	$0.07	$(1.20)	$(1.13)	$-	$-	$-	$12.04	(8.50%	)[b]	$15,619	0.80%	[a]	N/A	1.22%	[a]
12/31/19	10.48	0.16	3.00	3.16	(0.07)	(0.40)	(0.47)	13.17	30.58%		17,896	0.79%		N/A	1.31%
12/31/18	13.30	0.15	(1.19)	(1.04)	(0.15)	(1.63)	(1.78)	10.48	(9.57%	)	14,950	0.83%		N/A	1.21%
12/31/17	11.74	0.14	2.62	2.76	(0.16)	(1.04)	(1.20)	13.30	24.30%		18,082	0.83%		N/A	1.09%
12/31/16	11.93	0.14	0.77	0.91	(0.14)	(0.96)	(1.10)	11.74	7.54%		15,757	0.82%		N/A	1.17%
12/31/15	12.81	0.15	(0.34)	(0.19)	(0.15)	(0.54)	(0.69)	11.93	(1.35%	)	15,876	0.83%		0.81%	1.13%
Service Class I
6/30/20[r]	$12.69	$0.06	$(1.15)	$(1.09)	$-	$-	$-	$11.60	(8.59%	)[b]	$15,824	1.05%	[a]	N/A	0.97%	[a]
12/31/19	10.11	0.13	2.89	3.02	(0.04)	(0.40)	(0.44)	12.69	30.28%		17,108	1.04%		N/A	1.06%
12/31/18	12.90	0.12	(1.16)	(1.04)	(0.12)	(1.63)	(1.75)	10.11	(9.84%	)	13,989	1.08%		N/A	0.97%
12/31/17	11.43	0.11	2.54	2.65	(0.14)	(1.04)	(1.18)	12.90	23.95%		15,989	1.08%		N/A	0.84%
12/31/16	11.65	0.10	0.76	0.86	(0.12)	(0.96)	(1.08)	11.43	7.25%		12,129	1.07%		N/A	0.89%
12/31/15	12.52	0.10	(0.31)	(0.21)	(0.12)	(0.54)	(0.66)	11.65	(1.55%	)	10,646	1.11%		1.10%	0.84%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	10%	16%	15%	10%	15%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$19.43	$0.09	$(1.01)	$(0.92)	$-	$-	$-	$18.51	(4.73%	)[b]	$94,973	0.57%	[a]	1.03%	[a]
12/31/19	16.35	0.19	4.86	5.05	(0.19)	(1.78)	(1.97)	19.43	32.10%		106,949	0.57%		1.02%
12/31/18	17.39	0.19	(1.07)	(0.88)	(0.16)	-	(0.16)	16.35	(5.20%	)	92,893	0.56%		1.07%
12/31/17	14.19	0.16	3.19	3.35	(0.15)	-	(0.15)	17.39	23.70%		111,830	0.56%		1.02%
12/31/16	13.18	0.15	1.00	1.15	(0.14)	-	(0.14)	14.19	8.77%		102,858	0.56%		1.10%
12/31/15	13.28	0.14	(0.08)	0.06	(0.16)	-	(0.16)	13.18	0.49%		106,578	0.56%		1.01%
Service Class
6/30/20[r]	$19.26	$0.07	$(1.00)	$(0.93)	$-	$-	$-	$18.33	(4.83%	)[b]	$43,418	0.82%	[a]	0.78%	[a]
12/31/19	16.22	0.14	4.83	4.97	(0.15)	(1.78)	(1.93)	19.26	31.82%		46,002	0.82%		0.77%
12/31/18	17.27	0.15	(1.08)	(0.93)	(0.12)	-	(0.12)	16.22	(5.46%	)	33,821	0.81%		0.83%
12/31/17	14.10	0.12	3.17	3.29	(0.12)	-	(0.12)	17.27	23.41%		30,610	0.81%		0.77%
12/31/16	13.10	0.11	1.00	1.11	(0.11)	-	(0.11)	14.10	8.50%		23,197	0.81%		0.85%
12/31/15	13.21	0.10	(0.08)	0.02	(0.13)	-	(0.13)	13.10	0.18%		18,797	0.81%		0.76%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	12%	16%	15%	12%	17%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$9.94	$0.08	$(1.95)	$(1.87)	$-	$-	$-	$8.07	(18.81%	)[b]	$227,297	0.69%	[a]	1.97%	[a]
12/31/19	8.49	0.19	1.82	2.01	(0.19)	(0.37)	(0.56)	9.94	24.43%		274,290	0.69%		2.00%
12/31/18	12.72	0.21	(1.25)	(1.04)	(0.22)	(2.97)	(3.19)	8.49	(11.68%	)	240,456	0.70%		1.86%
12/31/17	11.86	0.22	1.74	1.96	(0.21)	(0.89)	(1.10)	12.72	17.43%		289,310	0.70%		1.80%
12/31/16	11.35	0.22	1.55	1.77	(0.21)	(1.05)	(1.26)	11.86	16.40%		257,874	0.69%		1.97%
12/31/15	12.44	0.23	(0.31)	(0.08)	(0.24)	(0.77)	(1.01)	11.35	(0.09%	)	221,763	0.69%		1.90%
Service Class
6/30/20[r]	$9.78	$0.07	$(1.92)	$(1.85)	$-	$-	$-	$7.93	(18.92%	)[b]	$23,318	0.94%	[a]	1.71%	[a]
12/31/19	8.36	0.16	1.80	1.96	(0.17)	(0.37)	(0.54)	9.78	24.14%		29,436	0.94%		1.75%
12/31/18	12.58	0.18	(1.23)	(1.05)	(0.20)	(2.97)	(3.17)	8.36	(11.94%	)	24,440	0.95%		1.62%
12/31/17	11.74	0.19	1.73	1.92	(0.19)	(0.89)	(1.08)	12.58	17.21%		27,683	0.95%		1.55%
12/31/16	11.25	0.19	1.54	1.73	(0.19)	(1.05)	(1.24)	11.74	16.10%		20,626	0.94%		1.71%
12/31/15	12.34	0.20	(0.31)	(0.11)	(0.21)	(0.77)	(0.98)	11.25	(0.35%	)	16,906	0.94%		1.65%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	27%	43%	30%	110%	30%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$10.10	$0.03	$(2.32)	$(2.29)	$-	$-	$-	$7.81	(22.67%	)[b]	$145,562	1.06%	[a]	1.00%	[a]	0.69%	[a]
12/31/19	8.91	0.29	1.74	2.03	(0.19)	(0.65)	(0.84)	10.10	24.63%		178,397	1.05%		1.00%		3.02%
12/31/18	11.97	0.21	(3.02)	(2.81)	(0.17)	(0.08)	(0.25)	8.91	(23.79%	)	154,540	1.12%		1.00%		1.91%
12/31/17	9.33	0.18	2.64	2.82	(0.18)	-	(0.18)	11.97	30.35%		187,213	1.09%		1.00%		1.62%
12/31/16	8.81	0.15	0.56	0.71	(0.17)	(0.02)	(0.19)	9.33	8.27%		150,753	1.07%		1.00%		1.70%
12/31/15	9.27	0.15	(0.59)	(0.44)	(0.02)	-	(0.02)	8.81	(4.77%	)	164,083	1.09%		1.00%		1.59%
Service Class I
6/30/20[r]	$10.01	$0.02	$(2.30)	$(2.28)	$-	$-	$-	$7.73	(22.78%	)[b]	$5,485	1.31%	[a]	1.25%	[a]	0.39%	[a]
12/31/19	8.84	0.26	1.73	1.99	(0.17)	(0.65)	(0.82)	10.01	24.35%		6,821	1.30%		1.25%		2.70%
12/31/18	11.90	0.18	(2.99)	(2.81)	(0.17)	(0.08)	(0.25)	8.84	(23.98%	)	4,767	1.37%		1.25%		1.64%
12/31/17	9.29	0.11	2.67	2.78	(0.17)	-	(0.17)	11.90	30.05%		4,000	1.34%		1.25%		0.95%
12/31/16	8.78	0.13	0.56	0.69	(0.16)	(0.02)	(0.18)	9.29	7.97%		1,063	1.32%		1.25%		1.50%
12/31/15	9.27	0.10	(0.57)	(0.47)	(0.02)	-	(0.02)	8.78	(5.10%	)	1,513	1.35%		1.25%		1.11%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	25%	37%	43%	45%	50%	46%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$11.09	$0.02	$1.06	$1.08	$-	$-	$-	$12.17	9.74%	[b]	$114,385	0.73%	[a]	0.44%	[a]
12/31/19	9.68	0.05	2.89	2.94	(0.07)	(1.46)	(1.53)	11.09	31.99%		95,272	0.74%		0.45%
12/31/18	10.69	0.06	(0.19)	(0.13)	(0.07)	(0.81)	(0.88)	9.68	(2.26%	)	83,211	0.72%		0.56%
12/31/17	10.63	0.07	3.23	3.30	(0.05)	(3.19)	(3.24)	10.69	33.51%		106,989	0.73%		0.58%
12/31/16	11.70	0.03	(0.06)	(0.03)	(0.01)	(1.03)	(1.04)	10.63	(0.38%	)	103,315	0.70%		0.24%
12/31/15	14.06	0.01	0.58	0.59	-	(2.95)	(2.95)	11.70	5.12%		214,299	0.69%		0.10%
Service Class
6/30/20[r]	$10.66	$0.01	$1.02	$1.03	$-	$-	$-	$11.69	9.66%	[b]	$18,458	0.98%	[a]	0.19%	[a]
12/31/19	9.36	0.02	2.79	2.81	(0.05)	(1.46)	(1.51)	10.66	31.66%		16,394	0.99%		0.19%
12/31/18	10.37	0.03	(0.17)	(0.14)	(0.06)	(0.81)	(0.87)	9.36	(2.46%	)	10,591	0.97%		0.30%
12/31/17	10.41	0.03	3.15	3.18	(0.03)	(3.19)	(3.22)	10.37	33.00%		7,510	0.98%		0.29%
12/31/16	11.48	(0.00)[d]	(0.04)	(0.04)	-	(1.03)	(1.03)	10.41	(0.52%	)	3,604	0.95%		(0.02%	)
12/31/15	13.89	(0.02)	0.56	0.54	-	(2.95)	(2.95)	11.48	4.80%		3,501	0.94%		(0.15%	)

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	17%	11%	16%	3%	134%	73%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$13.10	$0.06	$(0.41)	$(0.35)	$-	$-	$-	$12.75	(2.69%	)[b]	$112,573	0.97%	[a]	1.04%	[a]
12/31/19	11.90	0.13	1.28	1.41	(0.21)	-	(0.21)	13.10	11.90%		124,549	0.97%		1.05%
12/31/18	12.63	0.12	(0.69)	(0.57)	(0.16)	-	(0.16)	11.90	(4.69%	)	121,635	0.96%		0.99%
12/31/17	11.74	0.14	0.91	1.05	(0.16)	-	(0.16)	12.63	9.03%		150,737	0.90%		1.13%
12/31/16	14.27	0.17	0.31	0.48	(0.26)	(2.75)	(3.01)	11.74	3.69%		151,537	0.91%		1.29%
12/31/15	14.11	0.17	0.25	0.42	(0.26)	-	(0.26)	14.27	3.01%		162,332	0.89%		1.18%
Service Class
6/30/20[r]	$12.99	$0.05	$(0.42)	$(0.37)	$-	$-	$-	$12.62	(2.81%	)[b]	$27,578	1.22%	[a]	0.78%	[a]
12/31/19	11.80	0.10	1.26	1.36	(0.17)	-	(0.17)	12.99	11.62%		30,588	1.22%		0.81%
12/31/18	12.53	0.09	(0.70)	(0.61)	(0.12)	-	(0.12)	11.80	(4.93%	)	28,963	1.21%		0.74%
12/31/17	11.64	0.11	0.91	1.02	(0.13)	-	(0.13)	12.53	8.76%		33,698	1.15%		0.88%
12/31/16	14.18	0.14	0.29	0.43	(0.22)	(2.75)	(2.97)	11.64	3.42%		32,569	1.16%		1.04%
12/31/15	14.02	0.14	0.24	0.38	(0.22)	-	(0.22)	14.18	2.79%		33,180	1.14%		0.95%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	10%	2%	5%	2%	4%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$15.88	$(0.01)	$(0.08	)aa	$(0.09)	$-	$-	$-	$15.79	(0.57%	)[b]	$403,226	0.81%	[a]	(0.08%	)[a]
12/31/19	13.94	0.02	4.17		4.19	(0.00)[d]	(2.25)	(2.25)	15.88	31.30%		407,351	0.81%		0.12%
12/31/18	16.19	0.01	(0.07)		(0.06)	-	(2.19)	(2.19)	13.94	(2.17%	)	328,715	0.81%		0.07%
12/31/17	14.35	(0.01)	3.45		3.44	(0.01)	(1.59)	(1.60)	16.19	24.81%		382,666	0.81%		(0.08%	)
12/31/16	15.50	(0.00)[d]	0.97		0.97	-	(2.12)	(2.12)	14.35	6.29%		352,754	0.81%		(0.02%	)
12/31/15	16.41	(0.01)	1.05		1.04	-	(1.95)	(1.95)	15.50	6.78%		375,328	0.81%		(0.07%	)
Service Class
6/30/20[r]	$15.10	$(0.02)	$(0.08	)aa	$(0.10)	$-	$-	$-	$15.00	(0.66%	)[b]	$103,664	1.06%	[a]	(0.33%	)[a]
12/31/19	13.37	(0.02)	4.00		3.98	-	(2.25)	(2.25)	15.10	31.01%		108,793	1.06%		(0.13%	)
12/31/18	15.65	(0.03)	(0.06)		(0.09)	-	(2.19)	(2.19)	13.37	(2.45%	)	88,952	1.06%		(0.18%	)
12/31/17	13.95	(0.05)	3.34		3.29	-	(1.59)	(1.59)	15.65	24.47%		91,145	1.06%		(0.33%	)
12/31/16	15.16	(0.04)	0.95		0.91	-	(2.12)	(2.12)	13.95	6.02%		71,227	1.06%		(0.27%	)
12/31/15	16.12	(0.05)	1.04		0.99	-	(1.95)	(1.95)	15.16	6.59%		66,936	1.06%		(0.31%	)

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	51%	28%	26%	28%	29%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$10.60	$0.08	$(1.82)	$(1.74)	$-	$-	$-	$8.86	(16.42%	)[b]	$339,609	0.88%	[a]	1.82%	[a]
12/31/19	9.35	0.17	2.37	2.54	(0.18)	(1.11)	(1.29)	10.60	29.13%		389,141	0.88%		1.65%
12/31/18	12.14	0.15	(1.48)	(1.33)	(0.19)	(1.27)	(1.46)	9.35	(12.99%	)	343,432	0.88%		1.30%
12/31/17	11.79	0.20	1.09	1.29	(0.19)	(0.75)	(0.94)	12.14	11.70%		438,601	0.88%		1.69%
12/31/16	10.74	0.17	2.22	2.39	(0.19)	(1.15)	(1.34)	11.79	23.23%		433,046	0.88%		1.55%
12/31/15	13.12	0.16	(0.43)	(0.27)	(0.25)	(1.86)	(2.11)	10.74	(1.45%	)	427,920	0.88%		1.26%
Service Class
6/30/20[r]	$10.39	$0.07	$(1.78)	$(1.71)	$-	$-	$-	$8.68	(16.55%	)[b]	$44,964	1.13%	[a]	1.57%	[a]
12/31/19	9.18	0.14	2.33	2.47	(0.15)	(1.11)	(1.26)	10.39	28.90%		53,223	1.13%		1.40%
12/31/18	11.96	0.12	(1.47)	(1.35)	(0.16)	(1.27)	(1.43)	9.18	(13.31%	)	43,275	1.13%		1.06%
12/31/17	11.63	0.17	1.08	1.25	(0.17)	(0.75)	(0.92)	11.96	11.46%		49,723	1.13%		1.46%
12/31/16	10.62	0.15	2.18	2.33	(0.17)	(1.15)	(1.32)	11.63	22.86%		44,148	1.13%		1.35%
12/31/15	12.99	0.12	(0.41)	(0.29)	(0.22)	(1.86)	(2.08)	10.62	(1.60%	)	32,950	1.13%		1.03%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	45%	39%	59%	42%	52%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$14.13	$(0.01)	$(0.81)	$(0.82)	$-	$-	$13.31	(5.81%)[b]	$154,116	1.11%[a]	1.09%[a]	(0.11%)[a]
12/31/19	12.82	(0.01)	4.11	4.10	(2.79)	(2.79)	14.13	34.32%	170,426	1.11%	1.09%	(0.06%)
12/31/18	14.98	(0.03)	(0.32)	(0.35)	(1.81)	(1.81)	12.82	(4.87%)	151,854	1.09%	1.07%	(0.17%)
12/31/17	12.69	(0.03)	2.87	2.84	(0.55)	(0.55)	14.98	22.81%	198,404	1.09%	1.09%[k]	(0.21%)
12/31/16	13.51	0.00 [d]	1.59	1.59	(2.41)	(2.41)	12.69	12.74%	191,245	1.10%	N/A	0.01%
12/31/15	17.85	(0.04)	(0.74)	(0.78)	(3.56)	(3.56)	13.51	(5.11%)	194,889	1.09%	N/A	(0.22%)
Service Class
6/30/20[r]	$13.14	$(0.02)	$(0.75)	$(0.77)	$-	$-	$12.37	(5.92%)[b]	$24,098	1.36%[a]	1.34%[a]	(0.36%)[a]
12/31/19	12.11	(0.04)	3.86	3.82	(2.79)	(2.79)	13.14	33.99%	26,026	1.36%	1.34%	(0.30%)
12/31/18	14.27	(0.06)	(0.29)	(0.35)	(1.81)	(1.81)	12.11	(5.11%)	19,281	1.34%	1.32%	(0.39%)
12/31/17	12.14	(0.06)	2.74	2.68	(0.55)	(0.55)	14.27	22.51%	16,124	1.35%	1.34%	(0.45%)
12/31/16	13.05	(0.03)	1.53	1.50	(2.41)	(2.41)	12.14	12.46%	12,969	1.35%	N/A	(0.23%)
12/31/15	17.40	(0.07)	(0.72)	(0.79)	(3.56)	(3.56)	13.05	(5.33%)	11,375	1.34%	N/A	(0.46%)

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	50%	63%	76%	74%	105%	78%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$14.75	$0.03		$(2.61)	$(2.58)	$-	$-	$-	$12.17	(17.49%	)[b]	$61,081	1.06%	[a]	1.01%	[a]	0.55%	[a]
12/31/19	13.86	0.04		3.20	3.24	(0.04)	(2.31)	(2.35)	14.75	25.54%		74,855	1.06%		1.01%		0.25%
12/31/18	16.90	0.05		(2.01)	(1.96)	(0.06)	(1.02)	(1.08)	13.86	(12.94%	)	66,976	1.02%		0.97%		0.30%
12/31/17	17.23	0.05		1.73	1.78	(0.10)	(2.01)	(2.11)	16.90	11.69%		89,256	1.02%		0.97%		0.30%
12/31/16	14.88	0.10		4.44	4.54	(0.10)	(2.09)	(2.19)	17.23	32.46%		88,729	1.02%		0.97%		0.66%
12/31/15	17.59	0.10		(1.06)	(0.96)	(0.06)	(1.69)	(1.75)	14.88	(5.36%	)	88,068	1.09%		1.05%		0.62%
Service Class I
6/30/20[r]	$14.21	$0.02		$(2.52)	$(2.50)	$-	$-	$-	$11.71	(17.59%	)[b]	$21,897	1.31%	[a]	1.26%	[a]	0.30%	[a]
12/31/19	13.43	0.00	[d]	3.10	3.10	(0.01)	(2.31)	(2.32)	14.21	25.26%		25,636	1.31%		1.26%		0.01%
12/31/18	16.43	0.01		(1.96)	(1.95)	(0.03)	(1.02)	(1.05)	13.43	(13.19%	)	19,861	1.27%		1.22%		0.06%
12/31/17	16.83	0.01		1.68	1.69	(0.08)	(2.01)	(2.09)	16.43	11.42%		20,671	1.27%		1.22%		0.06%
12/31/16	14.58	0.07		4.34	4.41	(0.07)	(2.09)	(2.16)	16.83	32.16%		15,465	1.27%		1.22%		0.44%
12/31/15	17.29	0.06		(1.06)	(1.00)	(0.02)	(1.69)	(1.71)	14.58	(5.65%	)	10,829	1.33%		1.30%		0.37%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	11%	24%	22%	14%	23%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$11.06	$0.06	$(2.53)	$(2.47)	$-	$-	$-	$8.59	(22.33%	)[b]	$148,666	0.82%	[a]	1.34%	[a]
12/31/19	10.61	0.12	1.83	1.95	(0.07)	(1.43)	(1.50)	11.06	20.39%		179,503	0.81%		1.04%
12/31/18	13.99	0.09	(1.87)	(1.78)	(0.07)	(1.53)	(1.60)	10.61	(15.00%	)	163,607	0.80%		0.63%
12/31/17	13.23	0.06	1.60	1.66	(0.07)	(0.83)	(0.90)	13.99	13.44%		210,030	0.80%		0.47%
12/31/16	11.34	0.06	2.70	2.76	(0.07)	(0.80)	(0.87)	13.23	25.10%		211,849	0.79%		0.51%
12/31/15	14.69	0.07	(0.89)	(0.82)	(0.11)	(2.42)	(2.53)	11.34	(5.53%	)	197,297	0.79%		0.50%
Service Class
6/30/20[r]	$10.92	$0.05	$(2.50)	$(2.45)	$-	$-	$-	$8.47	(22.44%	)[b]	$18,789	1.07%	[a]	1.09%	[a]
12/31/19	10.50	0.09	1.80	1.89	(0.04)	(1.43)	(1.47)	10.92	19.98%		23,295	1.06%		0.80%
12/31/18	13.85	0.05	(1.83)	(1.78)	(0.04)	(1.53)	(1.57)	10.50	(15.12%	)	19,189	1.05%		0.39%
12/31/17	13.12	0.03	1.57	1.60	(0.04)	(0.83)	(0.87)	13.85	13.08%		22,386	1.05%		0.23%
12/31/16	11.25	0.03	2.68	2.71	(0.04)	(0.80)	(0.84)	13.12	24.83%		19,563	1.04%		0.26%
12/31/15	14.59	0.04	(0.89)	(0.85)	(0.07)	(2.42)	(2.49)	11.25	(5.74%	)	15,919	1.04%		0.27%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	26%	35%	38%	34%	58%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets (including interest expense)
Class II
6/30/20[r]	$10.74	$0.11	$0.55	$0.66	$-	$-	$-	$11.40	6.15%	[b]	$302,856	0.62%	[a]	0.61%	[a]	2.08%	[a]
12/31/19	10.16	0.26	0.65	0.91	(0.33)	-	(0.33)	10.74	8.91%		342,002	0.61%		0.60%		2.48%
12/31/18	10.36	0.25	(0.26)	(0.01)	(0.19)	-	(0.19)	10.16	(0.07%	)	353,571	0.60%		0.60%	[l]	2.51%
12/31/17	10.27	0.19	0.11	0.30	(0.21)	-	(0.21)	10.36	2.96%		408,199	0.62%		0.60%		1.85%
12/31/16	10.19	0.17	0.09	0.26	(0.18)	-	(0.18)	10.27	2.52%		393,276	0.62%		0.60%		1.67%
12/31/15	10.64	0.14	(0.11)	0.03	(0.36)	(0.12)	(0.48)	10.19	0.24%		328,928	0.66%		0.60%		1.32%
Service Class I
6/30/20[r]	$10.62	$0.10	$0.54	$0.64	$-	$-	$-	$11.26	6.03%	[b]	$42,284	0.87%	[a]	0.86%	[a]	1.82%	[a]
12/31/19	10.06	0.23	0.64	0.87	(0.31)	-	(0.31)	10.62	8.65%		34,011	0.86%		0.85%		2.21%
12/31/18	10.27	0.23	(0.27)	(0.04)	(0.17)	-	(0.17)	10.06	(0.35%	)	25,533	0.85%		0.85%	[l]	2.28%
12/31/17	10.18	0.16	0.12	0.28	(0.19)	-	(0.19)	10.27	2.73%		21,858	0.87%		0.85%		1.60%
12/31/16	10.11	0.15	0.09	0.24	(0.17)	-	(0.17)	10.18	2.30%		19,079	0.87%		0.85%		1.43%
12/31/15	10.57	0.11	(0.11)	(0.00)[d]	(0.34)	(0.12)	(0.46)	10.11	(0.05%	)	17,161	0.90%		0.85%		1.09%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	145%	219%	250%	313%	278%	322%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (formerly known as MML Fundamental Growth Fund) (“Fundamental Equity Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Notes to Financial Statements (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

Notes to Financial Statements (Continued)

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Income & Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2020, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$467,161,226	$13,354,209	*	$969,834	**	$481,485,269
Mutual Funds	58,667	-		-		58,667
Short-Term Investments	1,075	2,105,356		-		2,106,431

Total Investments	$467,220,968	$15,459,565		$969,834		$483,650,367

Equity Income Fund
Asset Investments
Common Stock	$379,891,710	$10,993,583	*	$-		$390,885,293
Preferred Stock	8,169,155	-		-		8,169,155
Corporate Debt	-	817,247		-		817,247
Mutual Funds	2,014,810	-		-		2,014,810
Short-Term Investments	1,075	10,065,801		-		10,066,876

Total Investments	$390,076,750	$21,876,631		$-		$411,953,381

Asset Derivatives
Futures Contracts	$77,474	$-		$-		$77,474

Notes to Financial Statements (Continued)

	Level 1	Level 2		Level 3	Total
Equity Index Fund
Asset Investments
Common Stock	$554,745,334	$-		$-	$554,745,334
Rights	1,393	-		-	1,393
Mutual Funds	213,727	-		-	213,727
Short-Term Investments	-	7,772,820		-	7,772,820

Total Investments	$554,960,454	$7,772,820		$-	$562,733,274

Asset Derivatives
Futures Contracts	$40,612	$-		$-	$40,612

Focused Equity Fund
Asset Investments
Common Stock	$283,043,361	$10,595,078	*	$-	$293,638,439
Short-Term Investments	-	1,126,980		-	1,126,980

Total Investments	$283,043,361	$11,722,058		$-	$294,765,419

Foreign Fund
Asset Investments
Common Stock*
Australia	$-	$6,517,709		$-	$6,517,709
Belgium	-	5,008,776		-	5,008,776
Cayman Islands	695,362	5,545,896		-	6,241,258
Denmark	-	2,895,806		-	2,895,806
France	-	24,087,942		-	24,087,942
Germany	-	34,306,152		-	34,306,152
Hong Kong	-	2,185,912		-	2,185,912
Ireland	2,687,786	8,300,879		-	10,988,665
Israel	1,622,193	-		-	1,622,193
Italy	-	5,386,376		-	5,386,376
Japan	-	71,890,543		-	71,890,543
Luxembourg	-	1,770,326		-	1,770,326
Netherlands	2,691,344	12,714,684		-	15,406,028
Norway	-	2,360,583		-	2,360,583
Republic of Korea	-	2,903,558		-	2,903,558
Singapore	-	2,948,325		-	2,948,325
Spain	-	2,603,455		-	2,603,455
Sweden	-	3,753,189		-	3,753,189
Switzerland	-	23,988,297		-	23,988,297
United Kingdom	831,230	36,644,572		-	37,475,802
Mutual Funds	2,469,073	-		-	2,469,073
Short-Term Investments	-	1,456,693		-	1,456,693

Total Investments	$10,996,988	$257,269,673		$-	$268,266,661

Fundamental Equity Fund
Asset Investments
Common Stock	$172,235,951	$1,061,059	*	$-	$173,297,010
Short-Term Investments	-	1,498,683		-	1,498,683

Total Investments	$172,235,951	$2,559,742		$-	$174,795,693

Notes to Financial Statements (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund
Asset Investments
Common Stock*
Austria	$-	$981,512		$-	$981,512
Brazil	738,010	-		-	738,010
Canada	7,637,037	-		-	7,637,037
Cayman Islands	-	580,722		-	580,722
Denmark	-	2,258,381		-	2,258,381
France	-	46,003,085		-	46,003,085
Germany	-	18,341,232		-	18,341,232
Ireland	29,941,603	7,013,234		-	36,954,837
Israel	4,783,858	-		-	4,783,858
Japan	-	10,691,757		-	10,691,757
Mexico	652,970	-		-	652,970
Netherlands	-	10,932,372		-	10,932,372
Republic of Korea	-	3,422,918		-	3,422,918
Spain	-	3,786,689		-	3,786,689
Sweden	-	8,784,351		-	8,784,351
Switzerland	-	31,949,060		-	31,949,060
Thailand	-	377,379		-	377,379
United Kingdom	1,615,048	25,852,017		-	27,467,065
United States	174,243,642	-		-	174,243,642
Short-Term Investments	-	2,462,887		-	2,462,887

Total Investments	$219,612,168	$173,437,596		$-	$393,049,764

Growth & Income Fund
Asset Investments
Common Stock	$131,112,010	$6,440,013	*	$-	$137,552,023
Short-Term Investments	-	683,134		-	683,134

Total Investments	$131,112,010	$7,123,147		$-	$138,235,157

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$5,415,354		$-	$5,415,354
Canada	3,694,041	-		-	3,694,041
Cayman Islands	2,739,502	998,761		-	3,738,263
Finland	-	1,414,042		-	1,414,042
France	-	17,368,791		-	17,368,791
Germany	-	24,811,648		-	24,811,648
India	-	1,553,217		-	1,553,217
Indonesia	-	1,308,771		-	1,308,771
Ireland	3,138,545	-		-	3,138,545
Italy	-	6,192,624		-	6,192,624
Japan	-	4,062,374		-	4,062,374
Mexico	898,660	-		-	898,660
Netherlands	-	7,969,302		-	7,969,302
Republic of Korea	-	3,694,695		-	3,694,695
South Africa	-	3,281,921		-	3,281,921
Spain	-	1,893,995		-	1,893,995
Sweden	-	8,000,317		-	8,000,317

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3		Total

International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Switzerland	$-	$11,096,725	$-		$11,096,725
Taiwan	-	275,133	-		275,133
United Kingdom	2,433,260	32,804,130	-		35,237,390
Preferred Stock*
Germany	-	697,239	-		697,239
Mutual Funds	159,942	-	-		159,942
Short-Term Investments	-	4,628,350	-		4,628,350

Total Investments	$13,063,950	$137,467,389	$-		$150,531,339

Liability Derivatives
Forward Contracts	$-	$(3,634)	$-		$(3,634)

Large Cap Growth Fund
Asset Investments
Common Stock	$127,667,100	$4,465,320	$-		$132,132,420
Short-Term Investments	-	829,316	-		829,316

Total Investments	$127,667,100	$5,294,636	$-		$132,961,736

Managed Volatility Fund
Asset Investments
Common Stock	$128,428,709	$-	$-		$128,428,709
Corporate Debt	-	-	-	+**	-
Mutual Funds	23,120	-	-		23,120
Purchased Options	1,467,250	-	-		1,467,250
Short-Term Investments	-	5,875,203	-		5,875,203

Total Investments	$129,919,079	$5,875,203	$-		$135,794,282

Liability Derivatives
Written Options	$(2,858,955)	$-	$-		$(2,858,955)

Mid Cap Growth Fund
Asset Investments
Common Stock	$490,817,375	$-	$634,920	**	$491,452,295
Preferred Stock	-	-	1,808,182	**	1,808,182
Mutual Funds	2,604,158	-	-		2,604,158
Short-Term Investments	7,791,900	7,092,935	-		14,884,835

Total Investments	$501,213,433	$7,092,935	$2,443,102		$510,749,470

Mid Cap Value Fund
Asset Investments
Common Stock	$332,632,360	$28,230,529 *	$-		$360,862,889
Mutual Funds	10,979,529	-	-		10,979,529
Short-Term Investments	-	8,637,648	-		8,637,648

Total Investments	$343,611,889	$36,868,177	$-		$380,480,066

Asset Derivatives
Forward Contracts	$-	$132,805	$-		$132,805

Liability Derivatives
Forward Contracts	$-	$(2,597)	$-		$(2,597)

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3		Total
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$181,134,074	$786,351	$5,814	**	$181,926,239
Preferred Stock	-	-	378,662	**	378,662
Warrants	-	2,616	-		2,616
Mutual Funds	1,826,515	-	-		1,826,515
Short-Term Investments	-	2,608,166	-		2,608,166

Total Investments	$182,960,589	$3,397,133	$384,476		$186,742,198

Small Company Value Fund
Asset Investments
Common Stock	$81,683,614	$-	$-		$81,683,614
Mutual Funds	858,486	-	-		858,486
Short-Term Investments	1,064	1,347,034	-		1,348,098

Total Investments	$82,543,164	$1,347,034	$-		$83,890,198

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$2,557,271	$-		$2,557,271
Corporate Debt	-	97,515,041	-		97,515,041
Municipal Obligations	-	5,697,998	-		5,697,998
Non-U.S. Government Agency Obligations	-	46,961,770	-		46,961,770
Sovereign Debt Obligations	-	2,698,169	-		2,698,169
U.S. Government Agency Obligations and Instrumentalities	-	125,960,027	-		125,960,027
U.S. Treasury Obligations	-	43,935,537	-		43,935,537
Short-Term Investments	-	43,470,557	-		43,470,557

Total Investments	$-	$368,796,370	$-		$368,796,370

Asset Derivatives
Futures Contracts	$55,143	$-	$-		$55,143

Liability Derivatives
Futures Contracts	$(17,172)	$-	$-		$(17,172)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at June 30, 2020 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended at June 30, 2020 is not presented.

+	Represents a security at $0 value as of June 30, 2020.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and collateral pledged for open futures contracts, as well as, any applicable liabilities for investments purchased on a delayed delivery basis and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2020.

The Funds had no Level 3 transfers during the period ended June 30, 2020.

Notes to Financial Statements (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At June 30, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Income Fund
Asset Derivatives
Futures Contracts^^	$77,474	$-	$-	$77,474

Change in Appreciation (Depreciation)##
Futures Contracts	$77,474	$-	$-	$77,474

Equity Index Fund
Asset Derivatives
Futures Contracts^^	$40,612	$-	$-	$40,612

Realized Gain (Loss)#
Futures Contracts	$(274,512)	$-	$-	$(274,512)

Change in Appreciation (Depreciation)##
Futures Contracts	$(48,203)	$-	$-	$(48,203)

International Equity Fund
Liability Derivatives
Forward Contracts^	$-	$(3,634)	$-	$(3,634)

Realized Gain (Loss)#
Forward Contracts	$-	$(22,127)	$-	$(22,127)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$18,677	$-	$18,677

Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$1,467,250	$-	$-	$1,467,250

Liability Derivatives
Written Options^,^^^	$(2,858,955)	$-	$-	$(2,858,955)

Realized Gain (Loss)#
Purchased Options	$5,163,611	$-	$-	$5,163,611
Written Options	(8,172,836)	-	-	(8,172,836)

Total Realized Gain (Loss)	$(3,009,225)	$-	$-	$(3,009,225)

Change in Appreciation (Depreciation)##
Purchased Options	$420,240	$-	$-	$420,240
Written Options	2,239,716	-	-	2,239,716

Total Change in Appreciation (Depreciation)	$2,659,956	$-	$-	$2,659,956

Notes to Financial Statements (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$132,805	$-	$132,805

Liability Derivatives
Forward Contracts^	$-	$(2,597)	$-	$(2,597)

Realized Gain (Loss)#
Forward Contracts	$-	$773,264	$-	$773,264

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$452,691	$-	$452,691

Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$55,143	$55,143

Liability Derivatives
Futures Contracts^^	$-	$-	$(17,172)	$(17,172)

Realized Gain (Loss)#
Forward Contracts	$-	$133,137	$-	$133,137
Futures Contracts	-	-	2,523,396	2,523,396
Swap Agreements	-	-	18,474	18,474
Written Options	-	-	80,096	80,096

Total Realized Gain (Loss)	$-	$133,137	$2,621,966	$2,755,103

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(77,095)	$-	$(77,095)
Futures Contracts	-	-	117,374	117,374
Swap Agreements	-	-	(395)	(395)

Total Change in Appreciation (Depreciation)	$-	$(77,095)	$116,979	$39,884

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Continued)

For the period ended June 30, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Income Fund	22	$-	$-	-	-
Equity Index Fund	43	-	-	-	-
International Equity Fund	-	1,566,777	-	-	-
Managed Volatility Fund	-	-	-	289	450
Mid Cap Value Fund	-	37,096,029	-	-	-
Total Return Bond Fund	319	4,301,101	41,710,000	-	80

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2020.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2020.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Mid Cap Value Fund
Bank of America N.A.	$27,376	$(1,590)	$-	$25,786
Credit Suisse International	25,181	-	-	25,181
Goldman Sachs & Co.	9,472	-	-	9,472
JP Morgan Chase Bank N.A.	60,468	(566)	-	59,902
Morgan Stanley & Co. LLC	9,874	-	-	9,874
UBS AG	434	(434)	-	-

	$132,805	$(2,590)	$-	$130,215

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2020.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
International Equity Fund
State Street Bank and Trust Co.	$(3,634)	$-	$-	$(3,634)

Notes to Financial Statements (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Mid Cap Value Fund
Bank of America N.A.	$(1,590)	$1,590	$-	$-
JP Morgan Chase Bank N.A.	(566)	566	-	-
UBS AG	(441)	434	-	(7)

	$(2,597)	$2,590	$-	$(7)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2020, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Financial Statements (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of

Notes to Financial Statements (Continued)

specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Notes to Financial Statements (Continued)

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities,

Notes to Financial Statements (Continued)

including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Notes to Financial Statements (Continued)

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2020, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a

Notes to Financial Statements (Continued)

Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2020, is reflected as securities lending income on the Statement of Operations.

Notes to Financial Statements (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund	0.75% on the first $500 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $500 million
Equity Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Focused Equity Fund	0.70% on the first $250 million; and	Wellington Management Company LLP
0.60% on any excess over $250 million
Foreign Fund*	0.89% on the first $500 million; and	Thompson, Siegel & Walmsley, LLC
0.85% on any excess over $500 million
Fundamental Equity Fund**	0.62% on the first $250 million; and	Invesco Advisers, Inc.
0.60% on any excess over $250 million
Fundamental Value Fund	0.60% on the first $500 million; and	Boston Partners Global Investors, Inc.
0.575% on any excess over $500 million
Global Fund	0.60% on the first $500 million; and	Massachusetts Financial Services Company
0.55% on any excess over $500 million
Growth & Income Fund	0.50% on the first $500 million; and	Massachusetts Financial Services Company
0.475% on any excess over $500 million
Income & Growth Fund	0.65% on the first $500 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC
0.60% on any excess over $500 million

Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
International Equity Fund	0.80% on the first $250 million; and	Harris Associates L.P.
0.75% on any excess over $250 million
Large Cap Growth Fund	0.65% on the first $500 million; and	Loomis, Sayles & Company, L.P.
0.60% on any excess over $500 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund***	0.77% on the first $500 million; and	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
0.75% on any excess over $500 million
Mid Cap Value Fund	0.84% on the first $500 million; and	American Century Investment Management, Inc.
0.80% on any excess over $500 million
Small Cap Growth Equity Fund	1.04% on the first $200 million; and	Wellington Management Company LLP
1.00% on any excess over $200 million
Small Company Value Fund	0.80% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $150 million
Small/Mid Cap Value Fund	0.75% on the first $500 million; and	AllianceBernstein L.P.
0.70% on any excess over $500 million
Total Return Bond Fund	0.40% on the first $500 million; and	Metropolitan West Asset Management, LLC
0.38% on any excess over $500 million

*	Effective January 7, 2020, Thompson, Siegel & Walmsley LLC replaced Templeton Investment Counsel, LLC as subadviser to the Fund.
**	Effective March 2 , 2020, Invesco Advisers, Inc. replaced Wellington Management Company LLP as subadviser to the Fund.
***	Effective January 7, 2020, Wellington Management Company LLP was added as a subadviser to the Fund.

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Equity Fund, Fundamental Value Fund, Global Fund, International Equity Fund, Small Company Value Fund, and Total Return Bond Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Notes to Financial Statements (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
International Equity Fund*	1.00%	1.25%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2021.

Prior to May 1, 2020, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Total Return Bond Fund	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to voluntarily waive 0.03% of the advisory fee of the Equity Income Fund and 0.05% of the advisory fee of the Small Company Value Fund. MML Advisers may amend or discontinue these waivers at any time without advance notice.

MML Advisers has agreed to waive 0.04% of the advisory fee of the Foreign Fund through April 30, 2021. MML Advisers has agreed to voluntarily waive an additional 0.01% of the advisory fee. MML Advisers may amend or discontinue this additional waiver at any time without advance notice.

MML Advisers has agreed to waive 0.02% of the advisory fee of each of the Fundamental Value Fund and Small Cap Growth Equity Fund through April 30, 2021.

Effective March 2, 2020 MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee of the Fundamental Equity Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2020, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$80
Foreign Fund	3,522
Fundamental Equity Fund	1,026
Large Cap Growth Fund	2,955
Managed Volatility Fund	433
Mid Cap Growth Fund	154
Small Cap Growth Equity Fund	1,462

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Notes to Financial Statements (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$69,606,916	$-	$79,407,597
Equity Income Fund	-	94,475,694	-	77,183,839
Equity Index Fund	-	14,324,636	-	15,734,598
Focused Equity Fund	-	62,512,590	-	56,780,734
Foreign Fund	-	266,985,522	-	254,820,393
Fundamental Equity Fund	-	161,443,261	-	103,180,460
Fundamental Value Fund	-	121,674,052	-	99,147,089
Global Fund	-	37,912,937	-	48,385,413
Growth & Income Fund	-	15,916,021	-	22,297,010
Income & Growth Fund	-	82,241,381	-	69,837,154
International Equity Fund	-	44,507,255	-	37,688,386
Large Cap Growth Fund	-	29,003,807	-	20,428,410
Managed Volatility Fund	-	12,978,881	-	29,563,351
Mid Cap Growth Fund	-	237,979,312	-	241,292,216
Mid Cap Value Fund	-	180,865,149	-	173,370,613
Small Cap Growth Equity Fund	-	85,904,754	-	90,115,217
Small Company Value Fund	-	10,419,796	-	9,195,669
Small/Mid Cap Value Fund	-	54,811,306	-	43,497,547
Total Return Bond Fund	457,135,904	49,346,873	526,123,780	41,380,691

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Mid Cap Growth Fund	$-	$18,180

Notes to Financial Statements (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	1,774,710	$25,913,654	1,945,288	$30,430,426
Issued as reinvestment of dividends	-	-	2,380,301	35,871,142
Redeemed	(2,235,521)	(37,231,986)	(3,267,709)	(53,613,817)

Net increase (decrease)	(460,811)	$(11,318,332)	1,057,880	$12,687,751

Blue Chip Growth Fund Service Class
Sold	764,795	$11,808,589	1,357,137	$21,425,008
Issued as reinvestment of dividends	-	-	1,162,438	16,692,604
Redeemed	(658,249)	(9,904,697)	(867,459)	(13,661,137)

Net increase (decrease)	106,546	$1,903,892	1,652,116	$24,456,475

Equity Income Fund Initial Class
Sold	5,102,200	$45,791,591	2,002,731	$21,174,454
Issued as reinvestment of dividends	-	-	4,302,128	42,720,131
Redeemed	(2,831,794)	(26,848,890)	(6,556,252)	(71,841,606)

Net increase (decrease)	2,270,406	$18,942,701	(251,393)	$(7,947,021)

Equity Income Fund Service Class
Sold	830,687	$7,185,252	547,258	$5,901,616
Issued as reinvestment of dividends	-	-	965,729	9,473,801
Redeemed	(606,714)	(5,625,241)	(1,243,848)	(13,522,355)

Net increase (decrease)	223,973	$1,560,011	269,139	$1,853,062

Equity Index Fund Class I
Sold	89,736	$2,529,254	289,009	$9,065,259
Issued as reinvestment of dividends	-	-	221,815	6,401,570
Redeemed	(193,344)	(5,783,161)	(577,061)	(18,206,612)

Net increase (decrease)	(103,608)	$(3,253,907)	(66,237)	$(2,739,783)

Equity Index Fund Class II
Sold	324,844	$9,823,013	767,421	$24,666,876
Issued as reinvestment of dividends	-	-	783,155	22,586,203
Redeemed	(319,846)	(9,553,859)	(762,223)	(24,112,631)

Net increase (decrease)	4,998	$269,154	788,353	$23,140,448

Equity Index Fund Class III
Sold	370,559	$9,974,818	24,627	$747,178
Issued as reinvestment of dividends	-	-	1,000,838	28,794,121
Redeemed	(192,791)	(6,120,347)	(6,715,413)	(217,400,488)

Net increase (decrease)	177,768	$3,854,471	(5,689,948)	$(187,859,189)

Equity Index Fund Service Class I
Sold	60,417	$1,600,732	52,270	$1,630,880
Issued as reinvestment of dividends	-	-	186,303	5,197,860
Redeemed	(176,720)	(5,220,415)	(270,864)	(8,309,139)

Net increase (decrease)	(116,303)	$(3,619,683)	(32,291)	$(1,480,399)

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Focused Equity Fund Class II
Sold	2,854,523	$18,404,899	40,688,967	$249,990,138
Issued as reinvestment of dividends	-	-	1,044,822	6,676,411
Redeemed	(2,955,617)	(18,667,732)	(6,863,314)	(42,946,213)

Net increase (decrease)	(101,094)	$(262,833)	34,870,475	$213,720,336

Focused Equity Fund Service Class I
Sold	456,022	$2,746,069	1,054,578	$6,302,984
Issued as reinvestment of dividends	-	-	58,309	359,769
Redeemed	(408,282)	(2,483,462)	(421,874)	(2,521,223)

Net increase (decrease)	47,740	$262,607	691,013	$4,141,530

Foreign Fund Initial Class
Sold	2,618,271	$21,663,825	2,376,131	$23,088,796
Issued as reinvestment of dividends	-	-	1,111,272	9,912,550
Redeemed	(2,841,691)	(24,812,014)	(4,840,874)	(47,266,972)

Net increase (decrease)	(223,420)	$(3,148,189)	(1,353,471)	$(14,265,626)

Foreign Fund Service Class
Sold	65,566	$522,103	95,474	$929,829
Issued as reinvestment of dividends	-	-	32,260	286,467
Redeemed	(75,576)	(639,628)	(163,993)	(1,586,845)

Net increase (decrease)	(10,010)	$(117,525)	(36,259)	$(370,549)

Fundamental Equity Fund Class II
Sold	6,334,436	$62,294,316	239,266	$2,469,054
Issued as reinvestment of dividends	-	-	2,115,934	19,254,998
Redeemed	(676,797)	(6,452,438)	(1,799,210)	(18,456,314)

Net increase (decrease)	5,657,639	$55,841,878	555,990	$3,267,738

Fundamental Equity Fund Service Class I
Sold	262,387	$2,502,692	334,038	$3,357,964
Issued as reinvestment of dividends	-	-	310,486	2,735,384
Redeemed	(118,072)	(1,064,704)	(187,873)	(1,889,738)

Net increase (decrease)	144,315	$1,437,988	456,651	$4,203,610

Fundamental Value Fund Class II
Sold	2,941,900	$33,305,712	1,252,751	$15,773,985
Issued as reinvestment of dividends	-	-	2,011,239	23,310,264
Redeemed	(1,390,448)	(15,539,284)	(2,055,010)	(27,104,933)

Net increase (decrease)	1,551,452	$17,766,428	1,208,980	$11,979,316

Fundamental Value Fund Service Class I
Sold	98,897	$1,032,244	194,855	$2,498,878
Issued as reinvestment of dividends	-	-	171,861	1,954,060
Redeemed	(99,736)	(1,048,808)	(197,528)	(2,576,940)

Net increase (decrease)	(839)	$(16,564)	169,188	$1,875,998

Global Fund Class I
Sold	2,444,645	$27,638,538	18,053,305	$216,474,156
Issued as reinvestment of dividends	-	-	1,285,902	15,070,765
Redeemed	(3,608,326)	(41,096,118)	(4,928,971)	(58,812,263)

Net increase (decrease)	(1,163,681)	$(13,457,580)	14,410,236	$172,732,658

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Global Fund Class II
Sold	23,293	$269,629	69,934	$872,601
Issued as reinvestment of dividends	-	-	52,458	629,501
Redeemed	(85,565)	(986,732)	(190,256)	(2,324,624)

Net increase (decrease)	(62,272)	$(717,103)	(67,864)	$(822,522)

Global Fund Service Class I
Sold	145,585	$1,638,909	252,500	$3,001,317
Issued as reinvestment of dividends	-	-	47,939	555,133
Redeemed	(128,721)	(1,392,176)	(335,890)	(3,950,832)

Net increase (decrease)	16,864	$246,733	(35,451)	$(394,382)

Growth & Income Fund Initial Class
Sold	80,569	$1,385,031	94,892	$1,791,132
Issued as reinvestment of dividends	-	-	578,005	10,219,127
Redeemed	(453,980)	(8,121,711)	(851,420)	(15,977,062)

Net increase (decrease)	(373,411)	$(6,736,680)	(178,523)	$(3,966,803)

Growth & Income Fund Service Class
Sold	178,205	$3,105,272	340,550	$6,266,996
Issued as reinvestment of dividends	-	-	230,160	4,037,009
Redeemed	(197,351)	(3,427,848)	(267,163)	(4,977,564)

Net increase (decrease)	(19,146)	$(322,576)	303,547	$5,326,441

Income & Growth Fund Initial Class
Sold	3,186,678	$27,334,267	2,138,466	$20,201,336
Issued as reinvestment of dividends	-	-	1,598,367	14,273,421
Redeemed	(2,628,156)	(21,996,631)	(4,459,488)	(42,110,733)

Net increase (decrease)	558,522	$5,337,636	(722,655)	$(7,635,976)

Income & Growth Fund Service Class
Sold	206,444	$1,593,114	298,281	$2,779,510
Issued as reinvestment of dividends	-	-	177,012	1,555,938
Redeemed	(277,232)	(2,139,470)	(388,075)	(3,629,245)

Net increase (decrease)	(70,788)	$(546,356)	87,218	$706,203

International Equity Fund Class II
Sold	3,364,770	$25,921,314	1,823,191	$17,380,026
Issued as reinvestment of dividends	-	-	1,724,923	14,661,848
Redeemed	(2,373,518)	(19,039,799)	(3,241,156)	(31,295,427)

Net increase (decrease)	991,252	$6,881,515	306,958	$746,447

International Equity Fund Service Class I
Sold	119,678	$892,421	180,085	$1,715,692
Issued as reinvestment of dividends	-	-	57,537	485,036
Redeemed	(91,042)	(693,590)	(95,716)	(917,010)

Net increase (decrease)	28,636	$198,831	141,906	$1,283,718

Large Cap Growth Fund Initial Class
Sold	1,547,382	$15,904,879	757,370	$7,797,141
Issued as reinvestment of dividends	-	-	1,125,271	11,308,969
Redeemed	(741,673)	(8,051,173)	(1,886,569)	(20,303,497)

Net increase (decrease)	805,709	$7,853,706	(3,928)	$(1,197,387)

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Large Cap Growth Fund Service Class
Sold	220,481	$2,285,932	456,792	$4,819,226
Issued as reinvestment of dividends	-	-	193,633	1,872,436
Redeemed	(178,946)	(1,820,005)	(243,988)	(2,544,287)

Net increase (decrease)	41,535	$465,927	406,437	$4,147,375

Managed Volatility Fund Initial Class
Sold	666,771	$8,477,746	903,580	$11,523,280
Issued as reinvestment of dividends	-	-	160,936	2,006,227
Redeemed	(1,344,445)	(16,401,075)	(1,776,812)	(22,422,864)

Net increase (decrease)	(677,674)	$(7,923,329)	(712,296)	$(8,893,357)

Managed Volatility Fund Service Class
Sold	111,446	$1,380,698	222,820	$2,815,961
Issued as reinvestment of dividends	-	-	32,885	406,901
Redeemed	(281,979)	(3,510,239)	(355,283)	(4,455,507)

Net increase (decrease)	(170,533)	$(2,129,541)	(99,578)	$(1,232,645)

Mid Cap Growth Fund Initial Class
Sold	2,646,111	$33,813,172	2,595,249	$42,447,148
Issued as reinvestment of dividends	-	-	3,509,097	51,794,275
Redeemed	(2,769,123)	(40,802,027)	(4,034,925)	(64,094,597)

Net increase (decrease)	(123,012)	$(6,988,855)	2,069,421	$30,146,826

Mid Cap Growth Fund Service Class
Sold	387,339	$5,101,537	592,734	$8,954,435
Issued as reinvestment of dividends	-	-	1,008,644	14,171,452
Redeemed	(681,427)	(9,357,010)	(1,048,108)	(16,123,659)

Net increase (decrease)	(294,088)	$(4,255,473)	553,270	$7,002,228

Mid Cap Value Fund Initial Class
Sold	4,310,017	$35,134,609	1,891,517	$19,673,030
Issued as reinvestment of dividends	-	-	4,699,890	43,755,980
Redeemed	(2,700,221)	(24,495,068)	(6,618,089)	(69,084,598)

Net increase (decrease)	1,609,796	$10,639,541	(26,682)	$(5,655,588)

Mid Cap Value Fund Service Class
Sold	403,245	$3,397,123	529,499	$5,430,477
Issued as reinvestment of dividends	-	-	646,059	5,898,516
Redeemed	(342,980)	(3,035,644)	(764,722)	(7,827,110)

Net increase (decrease)	60,265	$361,479	410,836	$3,501,883

Small Cap Growth Equity Fund Initial Class
Sold	995,761	$11,044,576	667,827	$9,688,722
Issued as reinvestment of dividends	-	-	2,306,199	29,446,089
Redeemed	(1,477,623)	(18,850,166)	(2,763,599)	(40,348,274)

Net increase (decrease)	(481,862)	$(7,805,590)	210,427	$(1,213,463)

Small Cap Growth Equity Fund Service Class
Sold	148,747	$1,671,774	318,701	$4,336,752
Issued as reinvestment of dividends	-	-	368,070	4,374,302
Redeemed	(180,043)	(1,965,386)	(299,020)	(4,139,621)

Net increase (decrease)	(31,296)	$(293,612)	387,751	$4,571,433

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Small Company Value Fund Class II
Sold	266,342	$3,590,417	198,392	$3,132,613
Issued as reinvestment of dividends	-	-	811,986	10,637,023
Redeemed	(322,895)	(3,957,672)	(767,891)	(11,587,838)

Net increase (decrease)	(56,553)	$(367,255)	242,487	$2,181,798

Small Company Value Fund Service Class I
Sold	225,953	$2,540,222	244,587	$3,548,308
Issued as reinvestment of dividends	-	-	270,224	3,412,926
Redeemed	(160,308)	(1,811,849)	(189,320)	(2,802,632)

Net increase (decrease)	65,645	$728,373	325,491	$4,158,602

Small/Mid Cap Value Fund Initial Class
Sold	2,443,892	$19,044,322	1,029,697	$11,659,265
Issued as reinvestment of dividends	-	-	2,262,398	22,035,759
Redeemed	(1,367,034)	(12,079,899)	(2,478,580)	(28,259,786)

Net increase (decrease)	1,076,858	$6,964,423	813,515	$5,435,238

Small/Mid Cap Value Fund Service Class
Sold	254,305	$2,011,608	286,077	$3,241,143
Issued as reinvestment of dividends	-	-	289,953	2,792,250
Redeemed	(169,276)	(1,435,882)	(271,623)	(3,026,765)

Net increase (decrease)	85,029	$575,726	304,407	$3,006,628

Total Return Bond Fund Class II
Sold	2,206,532	$24,410,205	3,948,884	$41,406,916
Issued as reinvestment of dividends	-	-	964,465	10,406,581
Redeemed	(7,492,707)	(82,587,185)	(7,875,810)	(83,460,772)

Net increase (decrease)	(5,286,175)	$(58,176,980)	(2,962,461)	$(31,647,275)

Total Return Bond Fund Service Class I
Sold	909,068	$9,938,122	923,100	$9,720,553
Issued as reinvestment of dividends	-	-	83,845	895,462
Redeemed	(357,058)	(3,904,390)	(342,465)	(3,612,932)

Net increase (decrease)	552,010	$6,033,732	664,480	$7,003,083

6.	Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$265,982,436	$219,388,414	$(1,720,483)	$217,667,931
Equity Income Fund	411,353,486	47,890,596	(47,290,701)	599,895
Equity Index Fund	363,996,656	229,209,433	(30,472,815)	198,736,618
Focused Equity Fund	283,601,125	21,716,537	(10,552,243)	11,164,294
Foreign Fund	302,802,000	11,343,094	(45,878,433)	(34,535,339)
Fundamental Equity Fund	165,595,791	16,210,119	(7,010,217)	9,199,902
Fundamental Value Fund	190,764,925	14,431,011	(13,940,770)	490,241

Notes to Financial Statements (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Fund	$362,582,229	$52,562,432	$(22,094,897)	$30,467,535
Growth & Income Fund	89,334,148	51,980,618	(3,079,609)	48,901,009
Income & Growth Fund	261,889,719	16,558,594	(26,467,829)	(9,909,235)
International Equity Fund	183,701,063	5,865,532	(39,035,256)	(33,169,724)
Large Cap Growth Fund	84,094,033	50,929,493	(2,061,790)	48,867,703
Managed Volatility Fund	92,675,623	51,890,567	(8,771,908)	43,118,659
Mid Cap Growth Fund	411,122,283	121,827,139	(22,199,952)	99,627,187
Mid Cap Value Fund	380,786,917	24,285,283	(24,592,134)	(306,851)
Small Cap Growth Equity Fund	164,908,367	34,181,279	(12,347,448)	21,833,831
Small Company Value Fund	76,905,228	19,012,589	(12,027,619)	6,984,970
Small/Mid Cap Value Fund	180,836,387	15,985,842	(28,682,196)	(12,696,354)
Total Return Bond Fund	356,161,074	15,870,977	(3,235,681)	12,635,296

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Managed Volatility Fund	$14,537,817	$-
Mid Cap Value Fund	-	263,048

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
Blue Chip Growth Fund	$-	$52,563,746
Equity Income Fund	10,992,816	41,201,116
Equity Index Fund	15,714,159	47,265,595
Focused Equity Fund	2,445,340	4,590,840
Foreign Fund	5,562,658	4,636,359
Fundamental Equity Fund	804,414	21,185,968
Fundamental Value Fund	5,758,712	19,505,612
Global Fund	2,941,507	13,313,892

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain
Growth & Income Fund	$1,280,311	$12,975,825
Income & Growth Fund	7,767,467	8,061,892
International Equity Fund	4,167,641	10,979,243
Large Cap Growth Fund	572,002	12,609,403
Managed Volatility Fund	2,413,128	-
Mid Cap Growth Fund	4,508,524	61,457,203
Mid Cap Value Fund	11,796,114	37,858,382
Small Cap Growth Equity Fund	4,266,404	29,553,987
Small Company Value Fund	381,109	13,668,840
Small/Mid Cap Value Fund	2,820,675	22,007,334
Total Return Bond Fund	11,302,043	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2019:

Amount
Foreign Fund	$836,058
Global Fund	412,623
International Equity Fund	550,670

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$-	$42,271,220	$(42,790)	$177,926,221
Equity Income Fund	11,333,996	28,977,066	(62,197)	93,431,345
Equity Index Fund	12,233,958	141,163,151	(81,061)	223,535,085
Focused Equity Fund	6,637,898	9,406,101	(12,321)	30,639,359
Foreign Fund	8,258,117	9,747,974	(44,775)	7,642,899
Fundamental Equity Fund	2,072,686	19,099,938	(15,825)	18,734,415
Fundamental Value Fund	2,681,190	24,797,718	(21,608)	27,031,689
Global Fund	4,629,310	15,805,864	(22,726)	77,159,144
Growth & Income Fund	1,349,245	10,395,535	(20,801)	59,382,305
Income & Growth Fund	6,333,454	4,703	(28,506)	30,473,917
International Equity Fund	7,760,856	2,402,827	(13,151)	(4,025,281)
Large Cap Growth Fund	490,570	6,014,791	(18,111)	39,936,518
Managed Volatility Fund	1,916,187	(14,537,817)	(33,906)	57,741,095
Mid Cap Growth Fund	1,925,355	48,341,351	(50,063)	148,409,567
Mid Cap Value Fund	7,344,471	(263,048)	(56,981)	55,152,786
Small Cap Growth Equity Fund	4,720,842	18,758,147	(34,068)	31,960,925
Small Company Value Fund	530,140	4,045,419	(11,182)	24,267,619
Small/Mid Cap Value Fund	2,613,648	6,976,574	(27,292)	15,630,302
Total Return Bond Fund	11,930,432	-	(37,876)	6,645,753

Notes to Financial Statements (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as

Notes to Financial Statements (Continued)

successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

11.	Subsequent Events

Effective July 1, 2020, the advisory fees for the Foreign Fund and Fundamental Equity Fund were updated as follows:

Foreign Fund	0.86% on the first $500 million; and
0.82% on any excess over $500 million
Fundamental Equity Fund	0.60% on the first $250 million; and
0.58% on any excess over $250 million

Effective July 1, 2020, MML Advisers agreed to waive 0.02% of the advisory fee of the Foreign Fund through April 30, 2022 and the existing advisory fee waivers for the Foreign Fund were discontinued.

Effective July 1, 2020, the advisory fee waiver for the Fundamental Equity Fund was discontinued.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2020, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Equity Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2019. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Focused Equity Fund, Foreign Fund, Income & Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Growth & Income Fund, Managed Volatility Fund, Small/Mid Cap Value Fund, Global Fund, and Equity Index Fund were within the top fifty percent of their peer groups. Of those Funds, all had net advisory fees at or below the medians of their peers, or in the top sixty percent of their peer groups, except the Income & Growth Fund, Large Cap Growth Fund, and Foreign Fund. In the course of the discussion of the Foreign Fund, MML Advisers stated that, of the five basis point fee waiver currently in place, MML Advisers would be converting three basis points to a permanent fee reduction. The Committee considered MML Advisers’ statement, as to the Funds whose net advisory fees fell above the sixtieth comparative percentile of their peer groups, that the advisory arrangements for those Funds require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and the MML Series Investment Fund II. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee would be less than the applicable peer group median.

In the case of the Fundamental Equity Fund, Fundamental Value Fund, International Equity Fund, and Total Return Bond Fund, the Committee noted that the Funds’ net advisory fees were at or below the medians of their peers, although their total net expense ratios were higher than the sixtieth comparative percentiles of their peer groups. The Committee considered that the Funds’ relatively low net advisory fees, and other factors cited by MML Advisers, including recent and/or long-term favorable investment performance, and/or MML Advisers’ conviction in the Fund’s subadviser, favored continuation of the Funds’ advisory agreements. As to the Fundamental Equity Fund, MML Advisers noted that it expected that anticipated investments in the Fund by MassMutual funds of funds would have the effect of reducing the Fund’s total net expense ratio, and that MML Advisers would be making the Fund’s current two basis point advisory fee waiver a permanent fee reduction.

Other Information (Unaudited) (Continued)

The Committee noted that the Mid Cap Value Fund, Equity Income Fund, Blue Chip Growth Fund, Small Cap Growth Equity Fund, and Small Company Value Fund had both total net expense ratios and net advisory fees above the sixtieth comparative percentile of their peers. In each case, the Committee considered that the Fund had achieved favorable three-year performance relative to its peers, notwithstanding the relatively high net advisory fees and total net expenses paid by the Funds. In the case of the Small Company Value Fund, MML Advisers noted that the Fund’s net advisory fee was within three basis points of the Fund’s peer group median. As to the Mid Cap Value Fund, Equity Income Fund, Blue Chip Growth Fund, and Small Cap Growth Equity Fund, the Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee would be less than, or within what MML Advisers considers an acceptable margin of, the applicable peer group median. In each case, the Committee determined that the Fund’s net advisory fee did not appear unreasonable in light of the information presented.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Small Cap Growth Equity Fund, Small Company Value Fund, Mid Cap Value Fund, Equity Income Fund, Small/Mid Cap Value Fund, Large Cap Growth Fund, Fundamental Equity Fund, Global Fund, Focused Equity Fund, and Equity Index Fund achieved one- and three-year investment performance above the medians of their performance categories, or in the top sixty percent of their performance categories. In addition, the Committee considered that the International Equity Fund, Growth & Income Fund, and Managed Volatility Fund all experienced three-year investment performance outside the top sixty percent of their performance categories, but experienced improved performance for the one-year period.

The Committee considered that the Fundamental Value Fund and Foreign Fund had experienced long-term underperformance. The Committee considered that the subadviser for each of those Funds had been replaced recently, in the past year for the Fundamental Value Fund and during the current year for the Foreign Fund, and that MML Advisers expected improvement in the Funds’ investment performance.

The Committee considered that the Mid Cap Growth Fund and Income & Growth Fund had each experienced one- and three-year performance below the sixtieth comparative percentiles of their performance categories. The Committee considered MML Advisers’ statement that a substantial contributor to each Fund’s underperformance was the subadviser’s relatively conservative long-term investment strategy, which caused it to underperform in the recent high-growth-oriented equity markets. The Committee considered MML Advisers’ statement that the Mid Cap Growth Fund had experienced favorable long-term investment performance, and that the Income & Growth Fund’s subadviser had been replaced in December 2017. The Committee took into account MML Advisers’ continuing confidence in the Funds’ subadvisers.

The Committee considered that, although the Total Return Bond Fund has underperformed in recent periods, MML Advisers maintains confidence in the subadviser and the Fund’s portfolio management team, and that the Fund’s relatively defensive interest rate and credit positions underperformed in the recent market.

The Committee considered that the Blue Chip Growth Fund had underperformed for the one-year period, but had three-year performance above the median of its performance category and a subadviser who had shown even longer-term strong performance results.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as

Other Information (Unaudited) (Continued)

to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2020:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.78%	$1,109.20	$4.09	$1,021.00	$3.92
Service Class	1,000	1.03%	1,107.60	5.40	1,019.70	5.17
Equity Income Fund
Initial Class	1,000	0.76%	811.30	3.42	1,021.10	3.82
Service Class	1,000	1.01%	810.50	4.55	1,019.80	5.07
Equity Index Fund
Class I	1,000	0.44%	967.00	2.15	1,022.70	2.21
Class II	1,000	0.29%	967.60	1.42	1,023.40	1.46
Class III	1,000	0.14%	968.20	0.69	1,024.20	0.70
Service Class I	1,000	0.69%	965.60	3.37	1,021.40	3.47
Focused Equity Fund
Class II	1,000	0.87%	940.90	4.20	1,020.50	4.37
Service Class I	1,000	1.12%	940.30	5.40	1,019.30	5.62

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Foreign Fund
Initial Class	$1,000	0.89%	$854.50	$4.10	$1,020.40	$4.47
Service Class	1,000	1.14%	853.60	5.25	1,019.20	5.72
Fundamental Equity Fund
Class II	1,000	0.84%	994.00	4.16	1,020.70	4.22
Service Class I	1,000	1.09%	992.80	5.40	1,019.40	5.47
Fundamental Value Fund
Class II	1,000	0.78%	831.90	3.55	1,021.00	3.92
Service Class I	1,000	1.03%	830.90	4.69	1,019.70	5.17
Global Fund
Class I	1,000	0.80%	915.20	3.81	1,020.90	4.02
Class II	1,000	0.80%	915.00	3.81	1,020.90	4.02
Service Class I	1,000	1.05%	914.10	5.00	1,019.60	5.27
Growth & Income Fund
Initial Class	1,000	0.57%	952.70	2.77	1,022.00	2.87
Service Class	1,000	0.82%	951.70	3.98	1,020.80	4.12
Income & Growth Fund
Initial Class	1,000	0.69%	811.90	3.11	1,021.40	3.47
Service Class	1,000	0.94%	810.80	4.23	1,020.20	4.72
International Equity Fund
Class II	1,000	1.00%	773.30	4.41	1,019.90	5.02
Service Class I	1,000	1.25%	772.20	5.51	1,018.60	6.27
Large Cap Growth Fund
Initial Class	1,000	0.73%	1,097.40	3.81	1,021.20	3.67
Service Class	1,000	0.98%	1,096.60	5.11	1,020.00	4.92
Managed Volatility Fund
Initial Class	1,000	0.97%	973.10	4.76	1,020.00	4.87
Service Class	1,000	1.22%	971.90	5.98	1,018.80	6.12
Mid Cap Growth Fund
Initial Class	1,000	0.81%	994.30	4.02	1,020.80	4.07
Service Class	1,000	1.06%	993.40	5.25	1,019.60	5.32
Mid Cap Value Fund
Initial Class	1,000	0.88%	835.80	4.02	1,020.50	4.42
Service Class	1,000	1.13%	834.50	5.15	1,019.20	5.67
Small Cap Growth Equity Fund
Initial Class	1,000	1.09%	941.90	5.26	1,019.40	5.47
Service Class	1,000	1.34%	940.80	6.47	1,018.20	6.72
Small Company Value Fund
Class II	1,000	1.01%	825.10	4.58	1,019.80	5.07
Service Class I	1,000	1.26%	824.10	5.71	1,018.60	6.32
Small/Mid Cap Value Fund
Initial Class	1,000	0.82%	776.70	3.62	1,020.80	4.12
Service Class	1,000	1.07%	775.60	4.72	1,019.50	5.37
Total Return Bond Fund
Class II	1,000	0.61%	1,061.50	3.13	1,021.80	3.07
Service Class I	1,000	0.86%	1,060.30	4.41	1,020.60	4.32

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49851-00

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2020

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following pages are American Funds Insurance Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series. html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

31	Global Small Capitalization Fund

34	Growth Fund

37	International Fund

40	New World Fund®

44	Blue Chip Income and Growth Fund

47	Global Growth and Income Fund

50	Growth-Income Fund

53	International Growth and Income Fund

56	Capital Income Builder®

62	Asset Allocation Fund

68	Global Balanced Fund

74	Bond Fund

79	Capital World Bond Fund®

84	High-Income Bond Fund

88	American Funds Mortgage Fund®

91	Ultra-Short Bond Fund

93	U.S. Government/AAA-Rated Securities Fund

97	Managed Risk Growth Fund

99	Managed Risk International Fund

101	Managed Risk Blue Chip Income and Growth Fund

103	Managed Risk Growth-Income Fund

105	Managed Risk Asset Allocation Fund

106	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	6.03
Global Small Capitalization Fund	4/30/98	–3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index[1]		–12.85	–5.54	3.67	8.61	6.97
Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Fund	5/1/90	–11.20	–4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	5.32
New World Fund	6/17/99	–4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	4.70
Blue Chip Income and Growth Fund	7/5/01	–8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	7.16
Global Growth and Income Fund	5/1/06	–11.08	–2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	5.26
Growth-Income Fund	2/8/84	–3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Growth and Income Fund	11/18/08	–15.08	–8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	7.17
Capital Income Builder	5/1/14	–6.23	0.67	3.57	—	3.08
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	5.98
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	—	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S.Aggregate Index[4]		–2.28	4.56	6.05	—	5.58
Asset Allocation Fund	8/1/89	–1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	6.02
Global Balanced Fund	5/2/11	–2.85	3.84	6.43	—	5.79
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	6.45
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	—	1.93
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		–2.28	3.42	5.54	—	4.84
Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	5.21
Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	2.81	3.68
High-Income Bond Fund	2/8/84	–4.74	–2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2%Issuer Capped Index[3]		–3.83	0.00	4.79	6.67	N/A
American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	—	3.17
Bloomberg Barclays U.S. Mortgage-Backed Securities Index[3]		3.50	5.67	3.23	—	3.06
Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term Government/Corporate Index[3]		1.16	2.32	1.54	0.93	N/A
U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index[3]		6.59	8.50	3.73	3.23	6.31

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–2.99	4.70	7.10	8.63
Managed Risk International Fund	5/1/13	–12.33	–7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–10.23	–4.59	1.02	1.93
Managed Risk Blue Chip Income and Growth Fund	5/1/13	–8.30	–1.84	4.01	5.30
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Asset Allocation Fund	9/28/12	–3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index — Moderate Conservative[7]		–1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.
[4]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
Class 1A	4.13	16.14	10.91	12.80	9.91	.82
Class 2	4.10	16.14	10.90	12.80	9.91	.82
Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	–3.18%	6.10%	5.16%	9.20%	9.31%	.76%
Class 1A	–3.30	5.83	4.92	8.94	9.04	1.01
Class 2	–3.28	5.86	4.91	8.93	9.04	1.01
Class 4	–3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
Class 1A	11.95	25.51	15.69	15.94	12.81	.61
Class 2	11.97	25.51	15.67	15.93	12.81	.61
Class 3	12.01	25.61	15.76	16.01	12.89	.54
Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–11.20%	–4.81%	3.50%	6.53%	7.64%	.55%
Class 1A	–11.32	–5.03	3.25	6.27	7.38	.80
Class 2	–11.33	–5.07	3.24	6.26	7.38	.80
Class 3	–11.30	–4.98	3.32	6.34	7.45	.73
Class 4	–11.46	–5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
Class 1A	–4.18	3.87	6.17	6.16	7.80	1.02	.84
Class 2	–4.18	3.93	6.18	6.16	7.80	1.02	.84
Class 4	–4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	–8.27%	0.42%	6.79%	11.40%	6.04%	.43%
Class 1A	–8.40	0.25	6.54	11.13	5.78	.68
Class 2	–8.41	0.26	6.55	11.12	5.77	.68
Class 4	–8.49	–0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

10	American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	–11.08%	–2.21%	6.59%	9.85%	6.40%	.66%
Class 1A	–11.20	–2.47	6.36	9.59	6.14	.91
Class 2	–11.20	–2.46	6.31	9.57	6.13	.91
Class 4	–11.29	–2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–3.62%	4.93%	10.19%	13.45%	11.18%	.30%
Class 1A	–3.73	4.69	9.93	13.18	10.91	.55
Class 2	–3.73	4.67	9.91	13.17	10.91	.55
Class 3	–3.70	4.75	9.99	13.25	10.98	.48
Class 4	–3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–15.08%	–8.98%	1.61%	5.51%	7.38%	.67%
Class 1A	–15.19	–9.26	1.37	5.26	7.12	.92
Class 2	–15.17	–9.25	1.35	5.25	7.11	.92
Class 4	–15.29	–9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–6.23%	0.67%	3.57%	3.08%	.54%	.28%
Class 1A	–6.36	0.41	3.32	2.82	.79	.53
Class 2	–6.36	0.31	3.34	2.91	.79	.53
Class 4	–6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021.The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	–1.47%	6.82%	8.05%	10.60%	8.44%	.31%
Class 1A	–1.55	6.57	7.79	10.33	8.17	.56
Class 2	–1.57	6.54	7.78	10.33	8.17	.56
Class 3	–1.54	6.62	7.86	10.41	8.24	.49
Class 4	–1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–2.85%	3.84%	6.43%	5.79%	.73%
Class 1A	–3.00	3.51	6.20	5.54	.98
Class 2	–2.93	3.59	6.18	5.53	.98
Class 4	–3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

16	American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
Class 1A	6.51	9.26	4.42	3.80	4.64	.65
Class 2	6.56	9.25	4.40	3.79	4.64	.65
Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

18	American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–4.74%	–2.11%	3.94%	5.59%	8.40%	.51%
Class 1A	–4.86	–2.32	3.71	5.34	8.13	.76
Class 2	–4.85	–2.38	3.69	5.33	8.13	.76
Class 3	–4.83	–2.26	3.77	5.40	8.20	.69
Class 4	–4.89	–2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
Class 1A	5.59	6.67	3.12	2.91	.73	.55
Class 2	5.68	6.71	3.13	2.91	.73	.55
Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
Class 1A	0.41	1.23	0.84	0.18	3.13	.62
Class 2	0.31	1.02	0.67	0.09	3.11	.62
Class 3	0.31	1.07	0.72	0.16	3.17	.55
Class 4	0.11	0.73	0.40	–0.09	2.86	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

Commercial paper	68.2%
Bonds & notes of governments & government agencies outside the U.S.	17.9
Federal agency discount notes	7.0
U.S. Treasury bills	6.8
Other assets less liabilities	.1
Total	100.0%

American Funds Insurance Series	21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
Class 1A	8.64	9.59	3.69	3.05	5.62	.63
Class 2	8.70	9.61	3.65	3.03	5.62	.63
Class 3	8.77	9.73	3.74	3.11	5.70	.56
Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–12.33%	–7.10%	1.43%	1.78%	.97%	.89%
Class P2	–12.45	–7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–8.30%	–1.84%	4.01%	5.30%	.84%	.79%
Class P2	–8.48	–2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–3.71%	3.71%	5.87%	6.95%	.71%	.66%
Class P2	–3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.99%	Shares	Value (000)
Information technology 30.83%
ASML Holding NV1	624,842	$229,053
ASML Holding NV (New York registered) (ADR)	488,000	179,599
Microsoft Corp.	1,994,300	405,860
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,543,000	280,879
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
Visa Inc., Class A	1,103,900	213,240
Paycom Software, Inc.[2]	357,000	110,574
Temenos AG1,3	608,100	94,283
Adyen NV1,2	56,700	82,606
Broadcom Inc.	241,200	76,125
Adobe Inc.[2]	135,000	58,767
PagSeguro Digital Ltd., Class A2	1,340,900	47,387
Zendesk, Inc.[2]	454,000	40,193
Amphenol Corp., Class A	373,500	35,785
Other securities		213,234
		2,083,481

Consumer discretionary 20.45%
Amazon.com, Inc.[2]	158,665	437,728
Alibaba Group Holding Ltd.[1,2]	6,800,500	183,768
Just Eat Takeaway (GBP denominated)[1,2]	640,914	67,122
Just Eat Takeaway (EUR denominated)[1,2]	347,000	36,107
Chipotle Mexican Grill, Inc.[2]	92,200	97,028
Ocado Group PLC[1,2]	2,952,000	74,107
LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
Prosus NV1,2	570,000	52,902
Moncler SpA[1,2]	1,132,370	43,237
NIKE, Inc., Class B	395,200	38,749
Other securities		280,730
		1,382,083

Health care 12.69%
DexCom, Inc.[2]	253,000	102,566
UnitedHealth Group Inc.	297,500	87,748
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	83,563
AstraZeneca PLC[1]	695,300	72,483
Pfizer Inc.	1,699,000	55,557
Regeneron Pharmaceuticals, Inc.[2]	84,200	52,511
Mettler-Toledo International Inc.[2]	65,000	52,361
Merck & Co., Inc.	620,000	47,945
Other securities		302,576
		857,310

Financials 9.07%
AIA Group Ltd.[1]	12,339,300	114,843
Tradeweb Markets Inc., Class A	1,736,360	100,952
MarketAxess Holdings Inc.	151,400	75,839
Kotak Mahindra Bank Ltd.[1]	3,797,000	68,521
JPMorgan Chase & Co.	589,000	55,401
Other securities		196,992
		612,548

Communication services 8.38%
Alphabet Inc., Class A2	98,050	139,039
Alphabet Inc., Class C2	63,852	90,262
Tencent Holdings Ltd.[1]	2,215,000	142,278
Facebook, Inc., Class A2	411,640	93,471
Nintendo Co., Ltd.[1]	136,100	60,560
Other securities		40,316
		565,926

28	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 6.98%
British American Tobacco PLC[1]	2,943,800	$113,104
Philip Morris International Inc.	919,500	64,420
Nestlé SA1	563,497	62,252
Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
Altria Group, Inc.	1,248,500	49,004
Keurig Dr Pepper Inc.	1,624,000	46,122
Other securities		81,223
		471,993

Industrials 3.89%
Airbus SE, non-registered shares[1,2]	667,000	47,463
Other securities		215,407
		262,870

Materials 1.94%
Sherwin-Williams Company	155,500	89,856
Other securities		41,540
		131,396

Energy 1.29%
Reliance Industries Ltd.[1]	1,807,924	40,861
Reliance Industries Ltd., interim shares[1,2]	106,956	1,130
Other securities		45,266
		87,257

Other 0.47%
Other securities		31,299

Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%
Health care 1.85%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	125,333
		125,333

Information technology 0.46%
Other securities		30,939

Total preferred securities (cost: $43,479,000)		156,272

Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 0.18%[4]	1,342,495	134,263
Goldman Sachs Financial Square Government Fund 0.15%[4,5]	24,225,393	24,225
		158,488

Total short-term securities (cost: $158,464,000)		158,488
Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
Other assets less liabilities (0.64)%		(43,487)

Net assets 100.00%		$6,757,436

American Funds Insurance Series	29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

30	American Funds Insurance Series

Global Small Capitalization Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.18%	Shares	Value (000)
Information technology 23.87%
Cree, Inc.[1]	1,356,800	$80,309
Ceridian HCM Holding Inc.[1]	799,400	63,368
Net One Systems Co., Ltd.[2]	1,887,865	62,947
Inphi Corp.[1]	464,300	54,555
Kingdee International Software Group Co. Ltd.[2]	21,259,374	49,492
BE Semiconductor Industries NV2	814,330	36,213
Avast PLC[2]	5,514,043	36,066
Carel Industries SpA[2,3]	1,947,251	35,719
Appfolio, Inc., Class A1	211,503	34,414
SimCorp AS2	287,650	30,991
Silergy Corp.[2]	451,740	29,317
Alteryx, Inc., Class A1	173,000	28,420
Avalara, Inc.[1]	212,419	28,271
Network International Holdings PLC[1,2]	4,570,562	24,940
Other securities		443,962
		1,038,984

Health care 23.79%
Insulet Corp.[1]	645,320	125,360
GW Pharmaceuticals PLC (ADR)[1,3]	748,218	91,821
Haemonetics Corp.[1]	777,300	69,615
CanSino Biologics Inc., Class H1,2	2,468,200	68,238
Notre Dame Intermédica Participações SA	4,528,600	56,636
Mani, Inc.[2]	1,808,129	47,710
Allogene Therapeutics, Inc.[1]	1,105,188	47,324
Integra LifeSciences Holdings Corp.[1]	913,825	42,941
iRhythm Technologies, Inc.[1]	328,300	38,047
Allakos Inc.[1]	504,880	36,281
Cortexyme, Inc.[1,3]	759,458	35,163
Applied Molecular Transport Inc.[1,3]	1,365,957	34,340
New Frontier Health Corp., Class A1,4	2,680,000	22,190
New Frontier Health Corp., Class A1,3	742,000	6,144
PRA Health Sciences, Inc.[1]	288,400	28,058
WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	25,872
Other securities		259,977
		1,035,717

Consumer discretionary 14.42%
Thor Industries, Inc.	498,700	53,126
Helen of Troy Ltd.[1]	267,200	50,383
frontdoor, inc.[1]	1,050,200	46,555
Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	33,727
Five Below, Inc.[1]	305,000	32,608
YETI Holdings, Inc.[1]	634,879	27,128
GVC Holdings PLC[2]	2,934,000	26,883
B2W - Cia. Digital, ordinary nominative[1]	1,262,193	24,846
Other securities		332,377
		627,633

Industrials 14.11%
Nihon M&A Center Inc.[2]	1,652,692	74,654
International Container Terminal Services, Inc.[2]	23,981,620	49,643
Boyd Group Services Inc.	222,726	33,151
IMCD NV1,2	293,600	27,563
Other securities		429,222
		614,233

American Funds Insurance Series	31

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Financials 5.86%
Cannae Holdings, Inc.[1]	2,004,000	$82,364
Trupanion, Inc.[1,3]	973,800	41,572
Kotak Mahindra Bank Ltd.[2]	1,946,825	35,132
Other securities		95,980
		255,048

Communication services 3.47%
Bandwidth Inc., Class A1	290,990	36,956
Other securities		114,292
		151,248

Real estate 2.89%
Altus Group Ltd.	932,800	28,027
Other securities		97,573
		125,600

Consumer staples 2.75%
Grocery Outlet Holding Corp.[1]	659,200	26,895
Freshpet, Inc.[1]	311,900	26,094
Other securities		66,645
		119,634

Materials 1.76%
Other securities		76,786

Utilities 1.33%
ENN Energy Holdings Ltd.[2]	4,262,900	47,877
Other securities		9,940
		57,817

Energy 0.93%
Other securities		40,545

Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%
Information technology 1.04%
Other securities		45,206
		45,206

Other 0.35%
Other securities		15,312

Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%
Consumer discretionary 0.16%
Other securities		6,715

Total convertible stocks (cost: $6,380,000)		6,715

32	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 5.15%	Shares	Value (000)
Money market investments 5.15%
Capital Group Central Cash Fund 0.18%[5]	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%[5,6]	61,015,616	61,016
		224,205

Total short-term securities (cost: $224,170,000)		224,205
Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)

Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)[1,3]	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252

Consumer discretionary 0.39%
Lands’ End, Inc.[1]	—	2,100,000	—	2,100,000	—	2,079	—	16,884
Total 0.65%					$—	$620	$—	$28,136

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	33

Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.45%	Shares	Value (000)
Information technology 24.19%
Microsoft Corp.	9,475,683	$1,928,396
ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
ASML Holding NV1	770,000	282,265
Broadcom Inc.	2,158,602	681,276
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	33,805,000	357,726
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
RingCentral, Inc., Class A2	1,500,100	427,544
Shopify Inc., Class A, subordinate voting shares[2]	330,000	313,236
Visa Inc., Class A	1,577,417	304,710
Intel Corp.	3,621,900	216,698
ServiceNow, Inc.[2]	484,730	196,345
PayPal Holdings, Inc.[2]	976,700	170,170
MongoDB, Inc., Class A2	603,209	136,530
Autodesk, Inc.[2]	558,608	133,613
Advanced Micro Devices, Inc.[2]	2,457,039	129,265
Mastercard Inc., Class A	421,000	124,490
Other securities		1,347,369
		7,334,201

Communication services 19.45%
Facebook, Inc., Class A2	7,548,342	1,714,002
Netflix, Inc.[2]	3,476,160	1,581,792
Alphabet Inc., Class C2	504,547	713,233
Alphabet Inc., Class A2	60,216	85,389
Charter Communications, Inc., Class A2	879,480	448,570
T-Mobile US, Inc.[2]	4,061,000	422,953
Activision Blizzard, Inc.	5,286,790	401,267
Snap Inc., Class A2	9,330,000	219,162
Comcast Corp., Class A	5,046,197	196,701
Other securities		113,544
		5,896,613

Consumer discretionary 17.79%
Tesla, Inc.[2]	1,908,500	2,060,817
Amazon.com, Inc.[2]	595,716	1,643,473
Dollar General Corp.	1,743,646	332,182
Home Depot, Inc.	831,036	208,183
Toll Brothers, Inc.	3,800,000	123,842
Other securities		1,024,947
		5,393,444

Health care 15.71%
UnitedHealth Group Inc.	2,897,719	854,682
Intuitive Surgical, Inc.[2]	1,075,500	612,852
Regeneron Pharmaceuticals, Inc.[2]	842,500	525,425
Humana Inc.	1,084,800	420,631
Vertex Pharmaceuticals Inc.[2]	1,275,061	370,163
Centene Corp.[2]	3,835,000	243,714
Thermo Fisher Scientific Inc.	598,500	216,861
Seattle Genetics, Inc.[2]	1,248,154	212,086
ResMed Inc.	755,000	144,960
Other securities		1,163,370
		4,764,744

Financials 5.07%
Berkshire Hathaway Inc., Class B2	942,100	168,174
Intercontinental Exchange, Inc.	1,592,900	145,910
First Republic Bank	1,296,297	137,395
Other securities		1,086,595
		1,538,074

34	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 5.02%
TransDigm Group Inc.	736,200	$325,437
CSX Corp.	1,920,800	133,957
MTU Aero Engines AG1,2	745,782	128,891
Other securities		932,396
		1,520,681

Materials 2.94%
Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
Wheaton Precious Metals Corp.	2,833,400	124,811
Other securities		606,480
		891,550

Consumer staples 2.27%
Philip Morris International Inc.	1,985,900	139,132
Costco Wholesale Corp.	411,431	124,750
British American Tobacco PLC[1]	3,000,800	115,295
British American Tobacco PLC (ADR)	195,000	7,570
Other securities		302,284
		689,031

Real estate 1.43%
Equinix, Inc. REIT	356,975	250,703
American Tower Corp. REIT	501,188	129,577
Other securities		52,008
		432,288

Energy 1.19%
Other securities		359,863

Utilities 0.39%
Other securities		119,172

Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%
Information technology 0.08%
Other securities		25,573

Total preferred securities (cost: $27,479,000)		25,573

Rights & warrants 0.00%
Communication services 0.00%
T-Mobile US, Inc., rights, expire 2020[2]	3,611,200	607
		607

Total rights & warrants (cost: $0)		607

Convertible bonds & notes 0.13%	Principal amount (000)
Consumer staples 0.13%
Other securities		39,060

Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series	35

Growth Fund

Short-term securities 3.98%	Shares	Value (000)
Money market investments 3.98%
Capital Group Central Cash Fund 0.18%[3]	12,050,749	$1,205,195

Total short-term securities (cost: $1,205,162,000)		1,205,195
Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241

Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

36	American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.05%	Shares	Value (000)
Consumer discretionary 16.11%
Alibaba Group Holding Ltd.[1,2]	10,117,800	$273,411
Alibaba Group Holding Ltd. (ADR)[2]	17,700	3,818
MercadoLibre, Inc.[2]	223,000	219,827
Sony Corp.[1]	2,242,700	153,583
Meituan Dianping, Class B1,2	3,440,364	76,422
Fast Retailing Co., Ltd.[1]	125,900	72,085
Galaxy Entertainment Group Ltd.[1]	9,826,000	66,717
adidas AG1,2	216,336	56,598
Delivery Hero SE1,2	547,143	55,747
Kering SA1	99,188	53,876
Other securities		406,812
		1,438,896

Financials 16.04%
AIA Group Ltd.[1]	39,521,100	367,826
HDFC Bank Ltd.[1]	17,086,200	243,557
HDFC Bank Ltd. (ADR)	531,294	24,153
Kotak Mahindra Bank Ltd.[1]	10,657,149	192,318
Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
BNP Paribas SA1,2	1,851,058	73,382
Axis Bank Ltd.[1]	10,492,355	57,203
Other securities		377,089
		1,433,205

Health care 15.93%
Chugai Pharmaceutical Company, Ltd.[1]	3,896,700	208,306
Daiichi Sankyo Company, Ltd.[1]	2,160,000	176,400
Novartis AG1	1,808,333	157,127
Alcon Inc.[1,2]	1,988,239	113,919
Takeda Pharmaceutical Company, Ltd.[1]	2,859,865	102,070
Grifols, SA, Class A, non-registered shares[1]	2,691,000	81,631
Grifols, SA, Class B (ADR)	793,690	14,477
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	88,981
Fresenius SE & Co. KGaA[1,2]	1,740,654	85,920
Hikma Pharmaceuticals PLC[1]	2,371,000	65,169
WuXi Biologics (Cayman) Inc.[1,2]	2,304,000	42,216
WuXi Biologics (Cayman) Inc.[2]	1,065,000	18,825
Olympus Corp.[1]	2,963,000	57,068
Other securities		210,929
		1,423,038

Industrials 10.57%
Airbus SE, non-registered shares[1,2]	2,732,749	194,459
Recruit Holdings Co., Ltd.[1]	3,646,709	124,659
Knorr-Bremse AG, non-registered shares[1,2]	847,671	85,768
Safran SA1,2	681,300	68,152
Melrose Industries PLC[1]	45,834,933	64,602
NIBE Industrier AB, Class B1,2	2,534,550	55,936
Other securities		350,450
		944,026

Communication services 6.25%
SoftBank Group Corp.[1]	3,657,500	184,293
Tencent Holdings Ltd.[1]	2,179,387	139,990
Altice Europe NV, Class A1,2	13,236,760	50,964
Other securities		182,944
		558,191

American Funds Insurance Series	37

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.47%
Nestlé SA1	976,000	$107,824
Pernod Ricard SA1	536,814	84,371
Kirin Holdings Company, Ltd.[1]	2,605,800	54,954
Other securities		241,286
		488,435

Energy 4.20%
Reliance Industries Ltd.[1]	8,663,364	195,802
Reliance Industries Ltd., interim shares[1,2]	196,599	2,077
BP PLC[1]	13,959,863	53,053
Other securities		124,124
		375,056

Information technology 4.18%
ASML Holding NV1	373,435	136,893
PagSeguro Digital Ltd., Class A2	1,392,000	49,193
Other securities		187,660
		373,746

Utilities 3.86%
ENN Energy Holdings Ltd.[1]	14,004,000	157,281
E.ON SE1	7,101,000	79,835
China Gas Holdings Ltd.[1]	24,134,000	74,320
Other securities		33,159
		344,595

Materials 3.79%
Vale SA, ordinary nominative (ADR)	7,755,993	79,964
Vale SA, ordinary nominative	102,481	1,054
First Quantum Minerals Ltd.	6,215,400	49,537
Other securities		208,271
		338,826

Real estate 1.65%
China Overseas Land & Investment Ltd.[1]	17,790,000	53,723
Other securities		93,642
		147,365

Total common stocks (cost: $6,302,499,000)		7,865,379

Preferred securities 1.01%
Health care 0.62%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	55,587
		55,587

Energy 0.39%
Other securities		34,408

Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%
Health care 0.27%
Other securities		24,374

Total rights & warrants (cost: $21,623,000)		24,374

38	American Funds Insurance Series

International Fund

Convertible bonds & notes 0.03%	Principal amount (000)	Value (000)
Health care 0.03%
Other securities		$2,624

Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%
Corporate bonds & notes 0.35%
Other 0.35%
Other securities		31,462

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Other securities		9,738

Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200

Short-term securities 9.92%	Shares
Money market investments 9.92%
Capital Group Central Cash Fund 0.18%[3]	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%[3,4]	10,827,238	10,827
		886,255

Total short-term securities (cost: $886,243,000)		886,255
Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140

Net assets 100.00%		$8,932,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.
[4]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	39

New World Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 90.74%	Shares	Value (000)
Information technology 18.11%
Microsoft Corp.	451,633	$91,912
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,327,000	45,788
Mastercard Inc., Class A	145,400	42,995
PagSeguro Digital Ltd., Class A2	1,198,655	42,360
PayPal Holdings, Inc.[2]	208,035	36,246
Adobe Inc.[2]	74,959	32,630
Keyence Corp.[1]	76,200	31,815
ASML Holding NV1	84,165	30,853
Broadcom Inc.	91,846	28,988
StoneCo Ltd., Class A2	740,635	28,707
Visa Inc., Class A	130,469	25,203
Silergy Corp.[1]	357,000	23,168
Other securities		162,980
		623,645

Consumer discretionary 13.72%
Alibaba Group Holding Ltd.[1,2]	2,541,204	68,670
MercadoLibre, Inc.[2]	64,355	63,439
Naspers Ltd., Class N1	158,714	28,954
Delivery Hero SE1,2	281,369	28,668
LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
Meituan Dianping, Class B1,2	947,102	21,038
Galaxy Entertainment Group Ltd.[1]	2,944,000	19,989
Hermès International[1]	21,010	17,535
Other securities		197,128
		472,605

Health care 12.60%
Thermo Fisher Scientific Inc.	89,671	32,491
Zai Lab Ltd. (ADR)[2]	341,308	28,032
AstraZeneca PLC[1]	252,263	26,298
BioMarin Pharmaceutical Inc.[2]	180,963	22,320
Abbott Laboratories	222,506	20,344
Notre Dame Intermédica Participações SA	1,575,057	19,698
Other securities		284,950
		434,133

Financials 11.57%
Kotak Mahindra Bank Ltd.[1]	3,140,269	56,669
AIA Group Ltd.[1]	4,670,200	43,466
HDFC Bank Ltd.[1]	2,485,232	35,426
HDFC Bank Ltd. (ADR)	80,205	3,646
B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
Sberbank of Russia PJSC (ADR)[1,2]	1,384,243	15,726
Sberbank of Russia PJSC (ADR)[2]	237,133	2,689
Société Générale[1,2]	1,090,697	18,146
XP Inc., Class A2	425,619	17,880
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
Other securities		154,652
		398,571

Communication services 9.91%
Tencent Holdings Ltd.[1]	1,292,200	83,003
Facebook, Inc., Class A2	224,314	50,935
Alphabet Inc., Class C2	29,315	41,440
Alphabet Inc., Class A2	6,339	8,989
Sea Ltd., Class A (ADR)[2]	366,159	39,267
Netflix, Inc.[2]	49,819	22,670
Other securities		95,102
		341,406

40	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer staples 6.27%
Kweichow Moutai Co., Ltd., Class A1	276,007	$57,121
Nestlé SA1	220,716	24,384
Other securities		134,367
		215,872

Materials 5.59%
Vale SA, ordinary nominative	1,359,115	13,976
Vale SA, ordinary nominative (ADR)	1,244,771	12,833
Other securities		165,754
		192,563

Industrials 5.39%
Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
Airbus SE, non-registered shares[1,2]	248,789	17,704
CCR SA, ordinary nominative	6,508,731	17,355
Other securities		123,791
		185,683

Energy 3.85%
Reliance Industries Ltd.[1]	3,061,067	69,184
Reliance Industries Ltd., interim shares[1,2]	201,053	2,124
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
Other securities		26,668
		132,636

Utilities 1.94%
China Gas Holdings Ltd.[1]	6,426,600	19,790
ENN Energy Holdings Ltd.[1]	1,704,800	19,147
Other securities		27,954
		66,891

Real estate 1.79%
Other securities		61,656

Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%
Energy 0.11%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774
		3,897

Other 0.92%
Other securities		31,650

Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%
Other 0.23%
Other securities		7,781

Total rights & warrants (cost: $3,911,000)		7,781

Convertible bonds & notes 0.00%	Principal amount (000)
Health care 0.00%
Other securities		133

Total convertible bonds & notes (cost: $121,000)		133

American Funds Insurance Series	41

New World Fund

Bonds, notes & other debt instruments 3.38%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities			$101,283

Corporate bonds & notes 0.41%
Communication services 0.04%
Tencent Holdings Ltd. 3.24%–3.98% 2029–2050[3]	BRL	980	1,035
Other securities			213
			1,248

Other 0.37%
Other securities			12,853

Total corporate bonds & notes			14,101

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities			864

Total bonds, notes & other debt instruments (cost: $115,629,000)			116,248

Short-term securities 4.68%		Shares
Money market investments 4.68%
Capital Group Central Cash Fund 0.18%[4]		1,531,568	153,172
Goldman Sachs Financial Square Government Fund 0.15%[4,5]		8,081,474	8,082
			161,254

Total short-term securities (cost: $161,255,000)			161,254
Total investment securities 100.06% (cost: $2,656,653,000)			3,446,624
Other assets less liabilities (0.06)%			(2,169)

Net assets 100.00%			$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $8,556,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42	American Funds Insurance Series

New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[6]	Value at 6/30/2020 (000)	[7]	Unrealized appreciation at 6/30/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500		$3,272		$73

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)
				$6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
CNH = Chinese yuan renminbi
EUR = Euros
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	43

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.13%	Shares	Value (000)
Health care 20.22%
Abbott Laboratories	3,635,500	$332,394
Amgen Inc.	1,258,510	296,832
Gilead Sciences, Inc.	3,005,712	231,260
AbbVie Inc.	2,227,460	218,692
UnitedHealth Group Inc.	574,000	169,301
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	127,416
Humana Inc.	172,700	66,964
Medtronic PLC	700,000	64,190
Stryker Corp.	296,800	53,480
Other securities		141,203
		1,701,732

Information technology 15.23%
Microsoft Corp.	2,498,500	508,470
Broadcom Inc.	951,400	300,271
Mastercard Inc., Class A	579,900	171,476
Apple Inc.	400,000	145,920
Intel Corp.	1,100,000	65,813
SS&C Technologies Holdings, Inc.	1,153,800	65,167
Other securities		24,369
		1,281,486

Industrials 12.24%
CSX Corp.	3,780,162	263,628
Raytheon Technologies Corp.	3,589,236	221,169
General Dynamics Corp.	980,000	146,471
Union Pacific Corp.	540,200	91,331
Illinois Tool Works Inc.	450,000	78,682
Carrier Global Corp.	2,817,000	62,594
L3Harris Technologies, Inc.	309,200	52,462
Other securities		113,518
		1,029,855

Energy 9.98%
EOG Resources, Inc.	4,588,100	232,433
Exxon Mobil Corp.	3,868,166	172,985
Baker Hughes Co., Class A	9,448,000	145,405
Diamondback Energy, Inc.	1,320,033	55,204
Pioneer Natural Resources Company	486,800	47,560
Other securities		186,359
		839,946

Consumer staples 9.67%
Constellation Brands, Inc., Class A	1,221,600	213,719
Philip Morris International Inc.	2,485,000	174,099
British American Tobacco PLC (ADR)	2,630,706	102,124
Altria Group, Inc.	2,092,000	82,111
Coca-Cola Company	1,250,000	55,850
PepsiCo, Inc.	400,000	52,904
Keurig Dr Pepper Inc.	1,746,500	49,600
Other securities		83,915
		814,322

Communication services 9.43%
Facebook, Inc., Class A1	1,478,100	335,632
Comcast Corp., Class A	5,789,400	225,671
Alphabet Inc., Class A1	80,975	114,826
Alphabet Inc., Class C1	3,000	4,241
Netflix, Inc.[1]	201,800	91,827
Other securities		21,560
		793,757

44	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Consumer discretionary 6.30%
Royal Caribbean Cruises Ltd.	2,011,200	$101,164
McDonald’s Corp.	500,000	92,235
Home Depot, Inc.	303,099	75,929
General Motors Company	2,901,500	73,408
Lowe’s Companies, Inc.	429,900	58,088
Other securities		129,340
		530,164

Financials 4.65%
JPMorgan Chase & Co.	1,269,000	119,362
American International Group, Inc.	2,597,300	80,984
Citigroup Inc.	1,290,000	65,919
Other securities		124,936
		391,201

Utilities 3.38%
Public Service Enterprise Group Inc.	2,888,000	141,974
Other securities		142,281
		284,255

Materials 2.19%
Linde PLC	782,200	165,912
Other securities		18,107
		184,019

Real estate 1.84%
Crown Castle International Corp. REIT	525,000	87,859
Other securities		67,519
		155,378

Total common stocks (cost: $6,644,891,000)		8,006,115

Rights & warrants 0.02%
Financials 0.02%
Other securities		1,612

Total rights & warrants (cost: $17,793,000)		1,612

Convertible stocks 0.71%
Other 0.71%
Other securities		60,007

Total convertible stocks (cost: $57,918,000)		60,007

Short-term securities 4.16%
Money market investments 4.16%
Capital Group Central Cash Fund 0.18%[2]	3,495,899	349,625

Total short-term securities (cost: $349,565,000)		349,625
Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
Other assets less liabilities (0.02)%		(1,690)

Net assets 100.00%		$8,415,669

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.02%	Shares	Value (000)
Information technology 17.72%
Microsoft Corp.	281,000	$57,186
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,912,800	51,987
PagSeguro Digital Ltd., Class A2	1,128,752	39,890
Apple Inc.	105,990	38,665
Broadcom Inc.	121,200	38,252
ASML Holding NV1	70,000	25,660
Other securities		87,750
		339,390

Financials 14.22%
Société Générale[1,2]	2,106,881	35,052
Fannie Mae[2]	13,706,000	29,742
Sberbank of Russia PJSC (ADR)[1,2]	1,710,000	19,427
AIA Group Ltd.[1]	1,753,000	16,315
UniCredit SpA[1,2]	1,686,696	15,485
B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
DBS Group Holdings Ltd.[1]	1,005,000	15,033
Toronto-Dominion Bank (CAD denominated)	300,700	13,420
HDFC Bank Ltd.[1]	888,000	12,658
Discover Financial Services	249,000	12,472
Other securities		87,499
		272,299

Health care 12.30%
Novartis AG1	360,000	31,281
UnitedHealth Group Inc.	86,300	25,454
Allogene Therapeutics, Inc.[2]	461,000	19,740
Abbott Laboratories	171,000	15,635
Sarepta Therapeutics, Inc.[2]	94,500	15,152
Eli Lilly and Company	88,000	14,448
Centene Corp.[2]	202,000	12,837
Illumina, Inc.[2]	34,000	12,592
Boston Scientific Corp.[2]	351,000	12,324
Other securities		76,184
		235,647

Consumer discretionary 9.09%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
Home Depot, Inc.	75,500	18,914
Flutter Entertainment PLC (EUR denominated)[1]	126,077	16,549
Alibaba Group Holding Ltd.[1,2]	553,000	14,944
Other securities		91,293
		174,154

Industrials 8.83%
Airbus SE, non-registered shares[1,2]	607,200	43,208
Lockheed Martin Corp.	66,000	24,085
CCR SA, ordinary nominative	7,680,800	20,480
Safran SA1,2	123,500	12,354
Other securities		68,940
		169,067

Communication services 7.18%
Alphabet Inc., Class A2	21,800	30,914
Alphabet Inc., Class C2	7,000	9,895
Comcast Corp., Class A	546,000	21,283
Facebook, Inc., Class A2	65,000	14,760
Other securities		60,685
		137,537

American Funds Insurance Series	47

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Utilities 7.10%
E.ON SE1	3,644,000	$40,969
Enel SpA[1]	3,539,000	30,489
Ørsted AS1	215,107	24,808
Dominion Energy, Inc.	150,000	12,177
Other securities		27,512
		135,955

Energy 5.26%
Reliance Industries Ltd.[1]	1,606,099	36,300
Reliance Industries Ltd., interim shares[1,2]	107,073	1,131
EOG Resources, Inc.	652,000	33,030
Gazprom PJSC (ADR)[1]	3,431,000	18,479
Other securities		11,753
		100,693

Consumer staples 4.04%
Nestlé SA1	315,275	34,830
Other securities		42,560
		77,390

Materials 3.36%
Koninklijke DSM NV1	109,000	15,066
Fortescue Metals Group Ltd.[1]	1,441,882	13,835
Vale SA, ordinary nominative	1,320,000	13,573
Other securities		21,822
		64,296

Real estate 2.92%
Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
Other securities		39,154
		55,866

Total common stocks (cost: $1,380,244,000)		1,762,294

Bonds, notes & other debt instruments 1.81%	Principal amount (000)
Corporate bonds & notes 1.81%
Communication services 1.81%
Sprint Corp. 7.25% 2021	$33,000	34,634

Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634

Short-term securities 6.44%	Shares
Money market investments 6.44%
Capital Group Central Cash Fund 0.18%[3]	1,232,229	123,235

Total short-term securities (cost: $123,219,000)		123,235
Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
Other assets less liabilities (0.27)%		(5,094)

Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48	American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	49

Growth-Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.90%	Shares	Value (000)
Information technology 17.83%
Microsoft Corp.	9,389,500	$1,910,857
Broadcom Inc.	2,606,134	822,522
Intel Corp.	6,447,300	385,742
Mastercard Inc., Class A	1,269,700	375,450
Autodesk, Inc.[1]	921,000	220,294
Visa Inc., Class A	1,093,800	211,289
Accenture PLC, Class A	890,900	191,294
Adobe Inc.[1]	375,900	163,633
Other securities		1,774,661
		6,055,742

Health care 16.77%
Gilead Sciences, Inc.	11,967,500	920,779
UnitedHealth Group Inc.	2,545,641	750,837
Abbott Laboratories	6,125,669	560,070
Amgen Inc.	2,030,500	478,914
Merck & Co., Inc.	3,038,880	234,997
Seattle Genetics, Inc.[1]	1,242,606	211,144
AstraZeneca PLC[2]	1,631,800	170,110
AstraZeneca PLC (ADR)	721,200	38,144
Eli Lilly and Company	1,077,600	176,920
Other securities		2,153,303
		5,695,218

Communication services 14.54%
Facebook, Inc., Class A1	8,465,200	1,922,192
Netflix, Inc.[1]	1,945,925	885,474
Alphabet Inc., Class C1	296,784	419,537
Alphabet Inc., Class A1	288,980	409,788
Comcast Corp., Class A	10,924,800	425,849
Charter Communications, Inc., Class A1	401,569	204,816
Verizon Communications Inc.	3,001,600	165,478
Other securities		503,307
		4,936,441

Industrials 9.14%
Northrop Grumman Corp.	733,200	225,415
BWX Technologies, Inc.	3,880,911	219,815
CSX Corp.	3,131,000	218,356
L3Harris Technologies, Inc.	1,035,500	175,693
Norfolk Southern Corp.	964,300	169,302
Woodward, Inc.	2,086,500	161,808
Other securities		1,934,101
		3,104,490

Financials 8.69%
Intercontinental Exchange, Inc.	3,183,555	291,614
CME Group Inc., Class A	1,779,800	289,289
JPMorgan Chase & Co.	2,584,530	243,101
Aon PLC, Class A	1,214,800	233,970
Marsh & McLennan Companies, Inc.	2,162,201	232,155
Nasdaq, Inc.	1,719,600	205,441
Moody’s Corp.	674,558	185,321
Other securities		1,268,303
		2,949,194

Consumer discretionary 6.48%
Amazon.com, Inc.[1]	395,030	1,089,817
Lowe’s Companies, Inc.	1,360,900	183,885
Other securities		926,728
		2,200,430

50	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Consumer staples 5.98%
British American Tobacco PLC[2]	8,069,260	$310,032
British American Tobacco PLC (ADR)	479,440	18,612
Keurig Dr Pepper Inc.	8,760,935	248,811
Philip Morris International Inc.	2,743,640	192,219
Carlsberg A/S, Class B2	1,326,568	175,240
Other securities		1,087,456
		2,032,370

Materials 4.13%
Celanese Corp.	2,996,633	258,729
Linde PLC	892,800	189,372
LyondellBasell Industries NV	2,453,100	161,218
Other securities		792,562
		1,401,881

Energy 3.74%
Chevron Corp.	2,625,200	234,247
Other securities		1,034,631
		1,268,878

Utilities 2.88%
CenterPoint Energy, Inc.[3]	11,210,255	209,296
CenterPoint Energy, Inc.	1,111,000	20,742
Other securities		746,495
		976,533

Real estate 2.72%
Equinix, Inc. REIT	555,418	390,070
Crown Castle International Corp. REIT	1,418,300	237,353
Other securities		296,588
		924,011

Total common stocks (cost: $22,200,125,000)		31,545,188

Convertible stocks 0.92%
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	87,365

Other 0.66%
Other securities		224,617

Total convertible stocks (cost: $268,527,000)		311,982

Bonds, notes & other debt instruments 0.12%	Principal amount (000)
Corporate bonds & notes 0.12%
Other 0.12%
Other securities		39,975

Total corporate bonds & notes		39,975

Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series	51

Growth-Income Fund

Short-term securities 6.14%	Shares	Value (000)
Money market investments 6.14%
Capital Group Central Cash Fund 0.18%[4]	20,848,370	$2,085,046

Total short-term securities (cost: $2,084,942,000)		2,085,046
Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)

Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	loss	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52	American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.70%	Shares	Value (000)
Financials 18.26%
HDFC Bank Ltd.[1]	2,457,600	$35,032
Zurich Insurance Group AG1	92,200	32,470
AIA Group Ltd.[1]	2,338,600	21,766
Banco Santander, SA1	8,856,538	21,597
ING Groep NV1	2,789,300	19,377
Insurance Australia Group Ltd.[1]	3,666,000	14,654
B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,350
Sony Financial Holdings Inc.[1]	410,400	9,877
Other securities		58,197
		237,510

Industrials 14.69%
Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
Aena SME, SA, non-registered shares[1,2]	121,450	16,168
Airbus SE, non-registered shares[1,2]	216,160	15,382
ASSA ABLOY AB, Class B1	681,100	13,829
SAAB AB, Class B1,2	510,000	12,711
Singapore Technologies Engineering Ltd[1]	5,270,000	12,506
Deutsche Post AG1,2	342,000	12,476
Recruit Holdings Co., Ltd.[1]	350,100	11,968
Airports of Thailand PCL, foreign registered[1]	5,250,000	10,297
Other securities		54,440
		191,138

Health care 12.55%
Novartis AG1	502,545	43,667
Daiichi Sankyo Company, Ltd.[1]	453,000	36,995
Takeda Pharmaceutical Company, Ltd.[1]	518,353	18,500
Fresenius SE & Co. KGaA[1,2]	283,701	14,004
Chugai Pharmaceutical Company, Ltd.[1]	228,900	12,236
Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
Other securities		26,926
		163,336

Consumer discretionary 11.14%
Sony Corp.[1]	498,900	34,165
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
GVC Holdings PLC[1]	1,975,100	18,097
Galaxy Entertainment Group Ltd.[1]	2,365,000	16,058
Kering SA1	29,000	15,752
Taylor Wimpey PLC[1]	7,352,400	12,971
Alibaba Group Holding Ltd.[1,2]	430,800	11,641
Other securities		15,234
		144,942

Utilities 9.15%
E.ON SE1	3,629,500	40,806
SSE PLC[1]	1,320,450	22,295
ENN Energy Holdings Ltd.[1]	1,658,000	18,621
National Grid PLC[1]	887,664	10,870
Ørsted AS1	92,807	10,703
Other securities		15,821
		119,116

Communication services 6.65%
SoftBank Group Corp.[1]	580,800	29,265
Yandex NV, Class A2	470,000	23,509
Tencent Holdings Ltd.[1]	297,700	19,123
Other securities		14,575
		86,472

American Funds Insurance Series	53

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Information technology 4.03%
SUMCO Corp.[1]	1,230,000	$18,830
ASML Holding NV1	47,800	17,522
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	16,085
		52,437

Consumer staples 3.89%
British American Tobacco PLC[1]	548,402	21,070
Imperial Brands PLC[1]	557,516	10,617
Other securities		18,953
		50,640

Materials 3.83%
Rio Tinto PLC[1]	243,800	13,719
UPL Ltd.[1,2]	2,118,000	11,961
Air Liquide SA, non-registered shares[1]	79,200	11,412
Other securities		12,780
		49,872

Real estate 2.80%
Sun Hung Kai Properties Ltd.[1]	1,241,000	15,816
CK Asset Holdings Ltd.[1]	2,626,000	15,615
Other securities		4,943
		36,374

Energy 1.71%
Other securities		22,204

Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%
Energy 0.50%
Other securities		6,478

Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%
Health care 0.62%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,3]	958,500	5,734
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,2,3]	382,799	2,290
		8,024

Total rights & warrants (cost: $8,134,000)		8,024

Bonds, notes & other debt instruments 0.66%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Other securities		4,738

Corporate bonds & notes 0.29%
Health care 0.29%
Other securities		3,823

Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 9.32%	Shares	Value (000)
Money market investments 9.32%
Capital Group Central Cash Fund 0.18%[4]	1,213,278	$121,340

Total short-term securities (cost: $121,328,000)		121,340
Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540

Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	55

Capital Income Builder
Summary investment portfolio June 30, 2020	unaudited

Common stocks 70.00%	Shares	Value (000)
Health care 11.51%
Gilead Sciences, Inc.	302,403	$23,267
AbbVie Inc.	225,462	22,136
Amgen Inc.	75,995	17,924
GlaxoSmithKline PLC[1]	865,174	17,530
Novartis AG1	152,562	13,256
AstraZeneca PLC[1]	52,858	5,510
AstraZeneca PLC (ADR)	11,454	606
Other securities		10,470
		110,699

Consumer staples 9.86%
British American Tobacco PLC[1]	550,162	21,138
Philip Morris International Inc.	262,907	18,419
Coca-Cola Company	207,076	9,252
General Mills, Inc.	130,025	8,016
Nestlé SA1	58,460	6,458
Altria Group, Inc.	131,620	5,166
Other securities		26,345
		94,794

Utilities 9.02%
Dominion Energy, Inc.	177,399	14,401
National Grid PLC[1]	720,349	8,821
Iberdrola, SA, non-registered shares[1]	716,931	8,304
E.ON SE1	734,500	8,258
SSE PLC[1]	443,987	7,496
EDP - Energias de Portugal, SA1	1,291,886	6,161
Enel SpA[1]	619,762	5,339
Other securities		27,908
		86,688

Financials 9.00%
Zurich Insurance Group AG1	25,819	9,093
CME Group Inc., Class A	41,952	6,819
Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
Truist Financial Corp.	139,222	5,228
JPMorgan Chase & Co.	50,001	4,703
DBS Group Holdings Ltd.[1]	312,400	4,673
Other securities		50,676
		86,532

Information technology 8.08%
Broadcom Inc.	84,199	26,574
Microsoft Corp.	96,458	19,630
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	790,800	8,368
Intel Corp.	82,778	4,953
Other securities		18,178
		77,703

Real estate 6.15%
Crown Castle International Corp. REIT	117,596	19,680
Digital Realty Trust, Inc. REIT	37,881	5,383
CK Asset Holdings Ltd.[1]	891,000	5,298
Other securities		28,763
		59,124

56	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Energy 4.40%
Chevron Corp.	108,909	$9,718
TC Energy Corp. (CAD denominated)	133,253	5,693
TC Energy Corp.	36,765	1,576
Enbridge Inc. (CAD denominated)	216,401	6,580
Other securities		18,693
		42,260

Communication services 4.26%
Verizon Communications Inc.	143,888	7,933
BCE Inc. (CAD denominated)	179,328	7,479
Nippon Telegraph and Telephone Corp.[1]	208,800	4,861
Other securities		20,643
		40,916

Industrials 3.74%
United Parcel Service, Inc., Class B	63,582	7,069
Raytheon Technologies Corp.	80,975	4,990
Other securities		23,888
		35,947

Materials 2.91%
Dow Inc.	181,570	7,401
Other securities		20,591
		27,992

Consumer discretionary 1.07%
Other securities		10,286

Total common stocks (cost: $613,582,000)		672,941

Preferred securities 0.09%
Information technology 0.09%
Other securities		808

Total preferred securities (cost: $689,000)		808

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[2]

Total rights & warrants (cost: $0)		—	[2]

Convertible stocks 1.36%
Utilities 0.44%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
Other securities		3,302
		4,214

Information technology 0.42%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,638	4,054

Real estate 0.15%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	968	1,438

American Funds Insurance Series	57

Capital Income Builder

Convertible stocks (continued)	Shares	Value (000)
Other 0.35%
Other securities		$3,389

Total convertible stocks (cost: $12,012,000)		13,095

Convertible bonds & notes 0.06%	Principal amount (000)
Consumer discretionary 0.06%
Other securities		544

Total convertible bonds & notes (cost: $541,000)		544

Bonds, notes & other debt instruments 24.34%
U.S. Treasury bonds & notes 8.96%
U.S. Treasury 8.11%
U.S. Treasury 0.125% 2022	$20,800	20,788
U.S. Treasury 0.375% 2025	13,757	13,819
U.S. Treasury 2.00% 2025[3]	13,200	14,334
U.S. Treasury 1.875% 2026	6,300	6,849
U.S. Treasury 0.13%–2.00% 2022–2050[3]	21,458	22,216
		78,006

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–2050[3,4]	7,611	8,156

Total U.S. Treasury bonds & notes		86,162

Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.75%
Fannie Mae Pool #MA4042 2.00% 2035[5]	15,895	16,458
Fannie Mae Pool #CA5540 3.00% 2050[5]	5,581	5,932
Fannie Mae 3.50%–5.00% 2033–2049[5]	4,496	4,901
Freddie Mac Pool #SD7512 3.00% 2050[5]	7,699	8,199
Freddie Mac 3.50%–4.50% 2048–2049[5]	1,453	1,576
Uniform Mortgage-Backed Security 3.50% 2050[5,6]	10,080	10,601
Uniform Mortgage-Backed Securities 2.50%–3.00% 2035[5,6]	4,125	4,319
Other securities		12,852
		64,838

Other 0.47%
Other securities		4,574

Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%
Utilities 1.01%
Virginia Electric and Power Co. 4.00% 2046	85	102
Other securities		9,599
		9,701

Health care 1.01%
AbbVie Inc. 2.95%–4.25% 2026–2049[7]	461	515
Amgen Inc. 3.375% 2050	150	165
Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
Other securities		8,628
		9,653

58	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 0.50%
British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$1,705
Philip Morris International Inc. 3.375% 2029	450	512
Other securities		2,534
		4,751

Information technology 0.40%
Broadcom Corp. 3.875% 2027	370	400
Broadcom Inc. 5.00% 2030[7]	805	927
Other securities		2,507
		3,834

Other 4.06%
Other securities		39,138

Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Other securities		1,339

Other bonds & notes 1.04%
Other securities		10,027

Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%	Shares
Money market investments 5.56%
Capital Group Central Cash Fund 0.18%[8]	500,631	50,070
Goldman Sachs Financial Square Government Fund 0.15%[8,9]	3,395,926	3,396
		53,466

Total short-term securities (cost: $53,463,000)		53,466
Total investment securities 101.41% (cost: $905,907,000)		974,871
Other assets less liabilities (1.41)%		(13,570)

Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series	59

Capital Income Builder

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [10]	6/30/2020 [11]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$(12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114
						$93

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
MXN2,100	USD95	Goldman Sachs	7/20/2020	$(4)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$— [2]	$—	$— [2]
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	—	55
					$—	$52

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$227

60	American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$= U.S. dollars

See notes to financial statements.

American Funds Insurance Series	61

Asset Allocation Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 59.62%	Shares	Value (000)
Information technology 14.52%
Microsoft Corp.	5,441,900	$1,107,481
Broadcom Inc.	1,490,000	470,259
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
ASML Holding NV (New York registered) (ADR)	795,900	292,915
ASML Holding NV1	70,000	25,661
MKS Instruments, Inc.	2,200,000	249,128
VeriSign, Inc.[2]	1,100,000	227,513
Dell Technologies Inc., Class C2	3,250,000	178,555
Other securities		938,740
		3,834,091

Health care 11.48%
Johnson & Johnson	3,885,000	546,348
UnitedHealth Group Inc.	1,322,300	390,012
Humana Inc.	965,000	374,179
Gilead Sciences, Inc.	3,647,800	280,662
Cigna Corp.	1,275,000	239,254
Abbott Laboratories	2,200,000	201,146
Thermo Fisher Scientific Inc.	507,000	183,706
Vertex Pharmaceuticals Inc.[2]	550,000	159,670
Other securities		655,341
		3,030,318

Financials 9.23%
Chubb Ltd.	2,200,000	278,564
First Republic Bank	1,980,000	209,860
CME Group Inc., Class A	977,200	158,834
Apollo Global Management, Inc., Class A	2,769,732	138,265
Bank of America Corp.	5,750,000	136,563
JPMorgan Chase & Co.	1,400,000	131,684
Other securities		1,383,859
		2,437,629

Consumer discretionary 5.26%
Amazon.com, Inc.[2]	171,400	472,862
Home Depot, Inc.	1,113,000	278,818
Aramark	8,000,000	180,560
Other securities		456,858
		1,389,098

Consumer staples 4.83%
Philip Morris International Inc.	7,343,000	514,451
Nestlé SA1	3,130,000	345,787
Nestlé SA (ADR)	900,000	99,396
Altria Group, Inc.	3,300,000	129,525
Other securities		184,718
		1,273,877

Industrials 4.16%
Northrop Grumman Corp.	1,249,400	384,115
Lockheed Martin Corp.	663,000	241,942
CSX Corp.	2,038,000	142,130
L3Harris Technologies, Inc.	791,100	134,226
Other securities		195,431
		1,097,844

Communication services 3.72%
Charter Communications, Inc., Class A2	727,126	370,863
Facebook, Inc., Class A2	952,100	216,194
Other securities		394,665
		981,722

62	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 2.86%
Dow Inc.	4,800,000	$195,648
LyondellBasell Industries NV	2,368,100	155,631
Other securities		404,438
		755,717

Utilities 1.48%
Enel SpA[1]	24,000,000	206,764
CMS Energy Corp.	2,284,700	133,472
Other securities		49,295
		389,531

Energy 1.28%
Other securities		337,131

Real estate 0.80%
Crown Castle International Corp. REIT	755,000	126,349
Other securities		84,827
		211,176

Total common stocks (cost: $10,640,057,000)		15,738,134

Rights & warrants 0.00%
Other 0.00%
Other securities		133

Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%
Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	66,861

Other 0.38%
Other securities		100,262

Total convertible stocks (cost: $154,257,000)		167,123

Convertible bonds & notes 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		71

Total convertible bonds & notes (cost: $101,000)		71

Bonds, notes & other debt instruments 33.05%
Corporate bonds & notes 13.30%
Financials 2.36%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
Other securities		615,296
		623,349

Health care 1.99%
UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
Other securities		510,034
		527,041

American Funds Insurance Series	63

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities 1.78%
Other securities		$470,370

Communication services 1.39%
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–2051[3]	$32,594	33,583
Other securities		333,739
		367,322

Industrials 1.04%
Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
Other securities		258,848
		274,161

Consumer discretionary 0.92%
Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
Other securities		209,411
		243,598

Consumer staples 0.82%
Nestlé Holdings, Inc. 3.35% 2023[3]	750	816
Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
Other securities		200,236
		215,659

Information technology 0.80%
Broadcom Corp. 3.875% 2027	3,060	3,311
Broadcom Inc. 3.13%–5.00% 2022–2030[3]	45,777	51,495
Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
Other securities		141,396
		212,392

Other 2.20%
Other securities		578,658

Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%
U.S. Treasury 8.67%
U.S. Treasury 2.50% 2021	200,000	202,718
U.S. Treasury 2.50% 2024	225,000	243,475
U.S. Treasury 1.375% 2025	131,900	138,562
U.S. Treasury 0.625% 2030	174,477	173,945
U.S. Treasury 2.375% 2049[4]	103,700	128,014
U.S. Treasury 2.00% 2050[4]	131,548	150,590
U.S. Treasury 0.13%–3.00% 2020–2049[4]	1,195,247	1,252,209
		2,289,513

U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	100,974	135,026
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–2050[4,5]	278,644	300,565
		435,591

Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%
Federal agency mortgage-backed obligations 8.24%
Fannie Mae 0%–7.50% 2021–2049[6,7]	284,078	304,340
Government National Mortgage Assn. 2.50% 2050[6,8]	127,582	133,981
Government National Mortgage Assn. 3.00%–4.50% 2048–2050[6,8]	333,349	353,346
Uniform Mortgage-Backed Security 2.50% 2050[6,8]	213,217	221,323

64	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2050[6,8]	$203,153	$213,613
Uniform Mortgage-Backed Security 3.50% 2050[6,8]	147,711	155,364
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[6,8]	386,355	404,676
Other securities		387,369
		2,174,012

Other 0.31%
Other securities		82,566

Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	14,005

Other 0.83%
Other securities		217,692

Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929

Short-term securities 11.51%	Shares
Money market investments 11.51%
Capital Group Central Cash Fund 0.18%[9]	29,928,879	2,993,187
Goldman Sachs Financial Square Government Fund 0.15%[9,10]	45,304,569	45,304
		3,038,491

Total short-term securities (cost: $3,038,192,000)		3,038,491
Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
Other assets less liabilities (4.81)%		(1,271,034)

Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	65

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[11]	Value at 6/30/2020 (000)	[12]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$702,600		$775,769		$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600		219,546		568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500		4,871		19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)		(175,910)		(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100		162,670		709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000		61,084		57
								$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—	[13]

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.[14]	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$—
Health care 0.04%
NuCana PLC (ADR)[2,15]	1,189,677	742,476	—	1,932,153	—	(694)	—	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	—	3,700,000	—	(79,883)	1,820	65,897
Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66	American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
[14]	Unaffiliated issuer at 6/30/2020.
[15]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $47,984,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

Global Balanced Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 58.88%	Shares	Value (000)
Information technology 13.45%
ASML Holding NV1	32,700	$11,986
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	860,000	9,101
Broadcom Inc.	26,895	8,488
Microsoft Corp.	40,420	8,226
PagSeguro Digital Ltd., Class A2	154,528	5,461
Tokyo Electron Ltd.[1]	11,800	2,896
Visa Inc., Class A	14,600	2,820
Keyence Corp.[1]	5,800	2,422
Other securities		4,189
		55,589

Health care 11.13%
AstraZeneca PLC[1]	102,050	10,638
Merck & Co., Inc.	116,325	8,995
Humana Inc.	14,800	5,739
Coloplast A/S, Class B1	23,150	3,589
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	3,099
Pfizer Inc.	78,500	2,567
UnitedHealth Group Inc.	8,045	2,373
Other securities		9,011
		46,011

Consumer staples 8.31%
Philip Morris International Inc.	110,300	7,728
Nestlé SA1	59,100	6,529
British American Tobacco PLC[1]	156,300	6,005
Altria Group, Inc.	131,700	5,169
Keurig Dr Pepper Inc.	106,000	3,010
Other securities		5,883
		34,324

Financials 7.35%
Zurich Insurance Group AG1	13,940	4,909
Berkshire Hathaway Inc., Class A2	16	4,277
JPMorgan Chase & Co.	43,800	4,120
B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
BlackRock, Inc.	5,730	3,118
S&P Global Inc.	8,000	2,636
Other securities		7,504
		30,373

Industrials 5.82%
Lockheed Martin Corp.	7,300	2,664
SMC Corp.[1]	5,000	2,552
Boeing Company	12,700	2,328
Other securities		16,515
		24,059

Consumer discretionary 4.40%
Home Depot, Inc.	20,475	5,129
Amazon.com, Inc.[2]	1,375	3,793
Alibaba Group Holding Ltd.[1,2]	109,600	2,962
Ocado Group PLC[1,2]	109,500	2,749
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
Other securities		1,012
		18,170

68	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Real estate 2.90%
Crown Castle International Corp. REIT	23,940	$4,006
Equinix, Inc. REIT	3,755	2,637
American Tower Corp. REIT	9,800	2,534
Other securities		2,810
		11,987

Materials 2.57%
Givaudan SA1	815	3,031
Other securities		7,610
		10,641

Communication services 2.24%
Alphabet Inc., Class C2	2,160	3,053
Verizon Communications Inc.	49,500	2,729
Nintendo Co., Ltd.[1]	5,700	2,536
Other securities		955
		9,273

Other 0.71%
Other securities		2,918

Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%	Principal amount (000)
U.S. Treasury bonds & notes 14.20%
U.S. Treasury 12.41%
U.S. Treasury 0.375% 2022	$9,765	9,802
U.S. Treasury 0.50% 2025	9,785	9,888
U.S. Treasury 1.50% 2030[3]	14,168	15,312
U.S. Treasury 2.375% 2049[3]	6,898	8,515
U.S. Treasury 1.88%–2.88% 2022–2050[3]	6,900	7,789
		51,306

U.S. Treasury inflation-protected securities 1.79%
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	3,352	3,825
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–2049[3,4]	2,818	3,558
		7,383

Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%
Germany (Federal Republic of) 0%–0.50% 2025–2050[4]	€3,639	4,289
Japan, Series 346, 0.10% 2027	¥304,250	2,856
Japan, Series 358, 0.10% 2030	488,100	4,555
Japan 0.10%–1.70% 2020–2044[4]	988,369	9,557
Other securities		37,193
		58,450

Corporate bonds & notes 6.06%
Financials 1.47%
JPMorgan Chase & Co. 2.55%–4.49% 2021–2031[5]	484	547
Other securities		5,531
		6,078

Utilities 1.31%
Berkshire Hathaway Energy Co. 3.70% 2030[6]	25	29
Other securities		5,367
		5,396

American Funds Insurance Series	69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 0.79%
AstraZeneca PLC 3.50% 2023	¥150	$162
Other securities		3,118
		3,280

Consumer discretionary 0.57%
Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
Other securities		1,791
		2,343

Consumer staples 0.45%
Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	445
British American Tobacco PLC 3.22%–4.76% 2026–2049	$380	413
Reynolds American Inc. 4.00% 2022	15	16
Other securities		981
		1,855

Information technology 0.16%
Broadcom Inc. 3.15%–4.15% 2025–2030[6]	140	151
Microsoft Corp. 2.40% 2026	187	204
Other securities		311
		666

Other 1.31%
Other securities		5,425

Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%
Federal agency mortgage-backed obligations 1.10%
Uniform Mortgage-Backed Security 2.50% 2050[7,8]	2,653	2,754
Uniform Mortgage-Backed Securities 3.50%–4.00% 2050[7,8]	1,321	1,395
Other securities		351
		4,500

Other mortgage-backed securities 0.54%
Other securities		2,285

Total mortgage-backed obligations		6,785

Other 0.07%
Other securities		287

Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254

Short-term securities 5.67%
Money market investments 5.67%
Capital Group Central Cash Fund 0.18%[9]	234,095	23,412

Total short-term securities (cost: $23,409,000)		23,412
Total investment securities 100.66% (cost: $351,926,000)		416,011
Other assets less liabilities (0.66)%		(2,723)

Net assets 100.00%		$413,288

70	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount	[10]	Value at 6/30/2020	[11]	Unrealized appreciation (depreciation) at 6/30/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500		$1,886		$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)		(945)		(5)
								$1

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	— [12]
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	— [12]
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)
JPY66,000	USD619	Bank of America	7/6/2020	(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	— [12]
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	— [12]
EUR460	USD519	Morgan Stanley	7/17/2020	(2)

American Funds Insurance Series	71

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
GBP200	USD251	Bank of New York Mellon	7/17/2020	$(3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	— [12]
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	— [12]
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	— [12]
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	— [12]
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)
				$(57)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$(5)	$—	$(5)
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(20)	—	(20)
					$—	$(98)

72	American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	73

Bond Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 97.67%	Principal amount (000)	Value (000)
Corporate bonds & notes 38.25%
Financials 9.60%
Intesa Sanpaolo SpA 5.017% 2024[1]	$67,843	$69,554
Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[1]	32,991	34,477
Other securities		891,606
		995,637

Energy 5.63%
Petróleos Mexicanos 6.875% 2026	43,810	41,495
Other securities		542,736
		584,231

Utilities 5.08%
Edison International 3.13%–5.75% 2022–2028	16,750	17,936
Pacific Gas and Electric Co. 1.75%–6.35% 2020–2050[2]	109,876	115,412
Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
Other securities		268,112
		526,858

Health care 4.73%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	120,655	120,454
Other securities		277,418
		490,359

Consumer discretionary 4.06%
Other securities		421,476

Consumer staples 2.58%
Other securities		267,256

Communication services 2.20%
Other securities		227,753

Industrials 1.97%
Other securities		204,372

Information technology 1.80%
Broadcom Corp. 3.875% 2027	14,860	16,078
Broadcom Inc. 4.25% 2026[1]	41,375	46,105
Broadcom Inc. 4.75% 2029[1]	61,009	69,289
Broadcom Inc. 3.15%–3.63% 2024–2025[1]	8,000	8,577
Other securities		46,156
		186,205

Other 0.60%
Other securities		62,253

Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%
Federal agency mortgage-backed obligations 27.63%
Fannie Mae Pool #AJ9355 3.00% 2027[3]	107	112
Fannie Mae Pool #CA0858 3.50% 2047[3]	47,482	50,189
Fannie Mae Pool #FM0007 3.50% 2049[3]	40,442	43,476
Fannie Mae Pool #CA5912 2.50% 2050[3]	124,753	130,884
Fannie Mae Pool #CA5701 2.50% 2050[3]	114,562	120,452

74	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Fannie Mae 3.00%–9.12% 2023–2059[3,4]	$312,064	$334,966
Freddie Mac 3.50% 2047[3]	44,237	46,752
Freddie Mac 3.50% 2047[3]	43,947	46,528
Freddie Mac Pool #SD7509 3.00% 2049[3]	57,549	61,310
Freddie Mac Pool #QA4673 3.00% 2049[3]	46,062	49,460
Freddie Mac Pool #SD7514 3.50% 2050[3]	47,392	50,886
Freddie Mac 0%–5.50% 2021–2050[3,4]	286,957	309,401
Government National Mortgage Assn. 2.50% 2050[3,5]	173,100	181,782
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[3]	55,134	58,510
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	60,402	65,661
Government National Mortgage Assn. 4.00%–5.00% 2049[3]	38,263	40,796
Uniform Mortgage-Backed Security 2.00% 2035[3,5]	297,150	306,877
Uniform Mortgage-Backed Security 2.50% 2035[3,5]	334,518	349,622
Uniform Mortgage-Backed Security 2.50% 2050[3,5]	192,804	200,135
Uniform Mortgage-Backed Security 3.00% 2050[3,5]	100,000	105,149
Uniform Mortgage-Backed Security 4.00% 2050[3,5]	183,583	194,533
Uniform Mortgage-Backed Security 4.50% 2050[3,5]	66,937	71,931
Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–2050[3,5]	18,090	19,022
Other securities		26,478
		2,864,912

Other 0.87%
Other securities		90,131

Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%
U.S. Treasury 19.66%
U.S. Treasury 2.625% 2023	70,000	75,928
U.S. Treasury 2.75% 2023	173,600	186,240
U.S. Treasury 2.125% 2024	72,100	77,834
U.S. Treasury 2.125% 2024[6]	72,100	77,643
U.S. Treasury 0.25% 2025	140,050	139,869
U.S. Treasury 0.25% 2025	81,433	81,283
U.S. Treasury 0.375% 2025	70,600	70,917
U.S. Treasury 2.875% 2025[6]	96,200	108,665
U.S. Treasury 2.875% 2025	72,100	81,065
U.S. Treasury 1.375% 2026[6]	75,000	79,349
U.S. Treasury 1.625% 2026	50,000	53,681
U.S. Treasury 1.75% 2026	40,800	44,188
U.S. Treasury 0.50% 2027[6]	212,200	212,476
U.S. Treasury 2.25% 2027[6]	120,200	135,338
U.S. Treasury 2.25% 2027[6]	72,100	80,521
U.S. Treasury 2.875% 2028	72,100	85,376
U.S. Treasury 1.125% 2040	88,288	87,460
U.S. Treasury 2.25% 2049[6]	51,052	61,375
U.S. Treasury 3.00% 2049[6]	150,000	207,033
U.S. Treasury 1.25%–8.75% 2020–2050[6]	81,781	92,419
		2,038,660

U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.375% 2027[6,7]	78,626	85,537
U.S. Treasury Inflation-Protected Security 0.50% 2028[6,7]	77,974	85,561
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	106,447	142,344
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	26,433	29,712
		343,154

Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series	75

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.32%
Italy (Republic of) 0.95% 2023	€45,000	$51,552
Japan, Series 20, 0.10% 2025[7]	¥11,441,250	105,411
Other securities		187,525
		344,488

Asset-backed obligations 2.26%
Other securities		234,532

Municipals 2.25%
Illinois 2.00%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	22,791
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
Other securities		62,830
		207,215

Other 0.25%
Other securities		25,975

Total municipals		233,190

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,984

Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451

Common stocks 0.00%	Shares
Other 0.00%
Other securities		55

Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[8]

Total rights & warrants (cost: $18,000)		—	[8]

Short-term securities 15.05%
Money market investments 15.05%
Capital Group Central Cash Fund 0.18%[9]	15,608,123	1,560,968

Total short-term securities (cost: $1,561,082,000)		1,560,968
Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
Other assets less liabilities (12.72)%		(1,319,171)

Net assets 100.00%		$10,370,303

76	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634	172
						$1,230

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710
				$1,727

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,280)	$—	$(2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663
					$—	$(30,739)

American Funds Insurance Series	77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

78	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.43%	Principal amount (000)		Value (000)
Euros 18.52%
Belgium (Kingdom of) 0% 2027		€9,160	$10,518
Belgium (Kingdom of) 0.80%–0.80% 2027–2028		9,810	11,948
Germany (Federal Republic of) 0% 2030		9,000	10,609
Germany (Federal Republic of) 0%–0.50% 2026–2050[1]		11,882	14,602
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	6,271
Greece (Hellenic Republic of) 3.45% 2024		9,595	11,968
Greece (Hellenic Republic of) 3.375% 2025		10,805	13,660
Greece (Hellenic Republic of) 3.75% 2028		9,564	12,885
Greece (Hellenic Republic of) 3.875% 2029		10,824	14,904
Greece (Hellenic Republic of) 1.50% 2030		10,670	12,324
Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,804
Italy (Republic of) 0.10% 2023[1]		25,258	28,969
Italy (Republic of) 1.85% 2025		11,220	13,307
Italy (Republic of) 2.80% 2028		22,918	29,258
Italy (Republic of) 1.65% 2030		8,102	9,398
Italy (Republic of) 0.05%–1.35% 2023–2030		6,967	7,832
Romania 4.625% 2049		11,045	14,243
Romania 2.00%–4.63% 2030–2049		15,160	17,682
Russian Federation 2.88%–2.88% 2025–2025		4,500	5,580
Serbia (Republic of) 3.125% 2027		13,987	16,481
Serbia (Republic of) 1.50% 2029		4,943	5,219
State Grid Europe Development (2014) PLC 1.50% 2022		194	221
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,618
Other securities			114,163
			385,464

Japanese yen 9.37%
Goldman Sachs Group, Inc. 1.00%–2.80% 2021–2022[2]		¥128,000	1,222
Japan, Series 19, 0.10% 2024[1]		1,846,386	17,054
Japan, Series 18, 0.10% 2024[1]		1,025,165	9,507
Japan, Series 346, 0.10% 2027		1,040,000	9,764
Japan, Series 23, 0.10% 2028[1]		1,995,731	18,424
Japan, Series 356, 0.10% 2029		3,529,000	32,987
Japan, Series 24, 0.10% 2029[1]		1,610,533	14,920
Japan, Series 145, 1.70% 2033		2,210,000	24,471
Japan 0.10%–2.30% 2025–2059[1]		4,520,223	47,255
United Mexican States 0.62%–0.70% 2021–2022		700,000	6,462
Other securities			12,926
			194,992

Chinese yuan renminbi 4.68%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	73,800	10,733
China (People’s Republic of), Series 1910, 3.86% 2049		259,860	38,385
China Development Bank Corp., Series 2004, 3.43% 2027		73,800	10,524
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	18,199
China Development Bank Corp. 3.50%–4.15% 2025–2028		83,100	12,249
Other securities			7,216
			97,306

British pounds 3.04%
United Kingdom 4.75% 2030		£14,360	26,226
United Kingdom 0.38%–4.25% 2024–2050		23,304	35,397
Other securities			1,654
			63,277

Canadian dollars 1.90%
Canada 2.25% 2025	C$	15,900	12,814
Canada 2.25% 2029		26,105	22,208
Canada 1.00%–2.75% 2022–2048		4,550	4,486
			39,508

American Funds Insurance Series	79

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Danish kroner 1.88%
Nykredit Realkredit AS, Series 01E, 0.50% 2040[3]	DKr	108,121	$16,060
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		103,266	16,029
Nykredit Realkredit AS 1.50%–2.50% 2037–2047[3]		45,660	7,146
			39,235

Mexican pesos 1.52%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	3,403
United Mexican States, Series M, 7.50% 2027		279,920	13,577
United Mexican States, Series M20, 8.50% 2029		178,400	9,195
United Mexican States 8.00%–8.50% 2038–2047		110,600	5,457
			31,632

Malaysian ringgits 1.48%
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	64,732	17,627
Malaysia (Federation of) 3.76%–4.94% 2030–2048		52,914	13,298
			30,925

Israeli shekels 1.16%
Israel (State of) 2.00% 2027	ILS	42,900	13,686
Israel (State of) 5.50% 2042		20,200	10,393
			24,079

Russian rubles 1.14%
Russian Federation 6.90%–8.50% 2023–2034	RUB	1,521,250	23,744

South Korean won 0.92%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	11,353
Other securities			7,747
			19,100

Brazilian reais 0.81%
Brazil (Federative Republic of) 0% 2020	BRL	91,700	16,861

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,217

U.S. dollars 47.29%
CCCI Treasure Ltd. 3.43%–3.65% 2049[4]		$3,190	3,167
Equinix, Inc. 2.15% 2030		9,390	9,311
Goldman Sachs Group, Inc. 2.91%–4.75% 2023–2045[4]		12,037	13,492
Israel (State of) 2.50%–3.88% 2030–2050		7,720	8,545
Pacific Gas and Electric Co. 2.10% 2027		9,935	9,836
Petróleos Mexicanos 6.35%–6.95% 2048–2060[2]		924	693
PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[2]		1,565	1,896
Russian Federation 4.25% 2027		1,400	1,568
State Grid Overseas Investment Ltd. 3.50% 2027[2]		5,600	6,201
T-Mobile US, Inc. 2.55% 2031[2]		9,390	9,447
U.S. Treasury 2.75% 2025		10,140	11,374
U.S. Treasury 2.00% 2050		8,100	9,272
U.S. Treasury 1.13%–3.00% 2023–2048[5]		29,015	32,845
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]		13,735	15,035
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]		19,576	22,344
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]		20,613	22,288
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]		17,570	23,495
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–2050[1,5]		13,466	16,685
Uniform Mortgage-Backed Security 2.00% 2035[3,6]		15,050	15,543
Uniform Mortgage-Backed Security 2.00% 2050[3,6]		10,000	10,207
Uniform Mortgage-Backed Security 2.50% 2050[3,6]		28,025	29,091

80	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–2050[3,6]	$12,000	$12,589
United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	11,775	12,176
Other securities		681,092
		984,026

Other 2.66%
Other securities		55,091

Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%
U.S. dollars 0.00%
Other securities		6

Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		96

Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%
U.S. dollars 0.01%
Other securities		219

Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		14

Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%
Money market investments 6.28%
Capital Group Central Cash Fund 0.18%[7]	1,305,640	130,577

Total short-term securities (cost: $130,578,000)		130,577
Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
Other assets less liabilities (2.72)%		(56,568)

Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2020 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290
						$124

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	— [10]
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)
				$(1,237)

82	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	16,744,000	$(76)	$(297)	$221
1.01%	6-month HUF-BUBOR	2/25/2022		9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022		13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029		2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF	1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030		2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030		2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030		¥1,620,000	(56)	30	(86)
						$(1,745)	$53

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
CAD/C$ = Canadian dollars
CHF = Swiss francs
CNH/CNY= Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK/DKr = Danish kroner
EUR/€ = Euros
GBP/£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	83

High-Income Bond Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 92.29%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.27%
Communication services 13.84%
Cablevision Systems Corp. 6.75% 2021	$3,513	$3,698
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,298
CenturyLink, Inc. 6.75% 2023	2,760	2,974
Gogo Inc. 9.875% 2024[1]	11,114	9,420
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,917
MDC Partners Inc. 6.50% 2024[1]	5,170	4,824
Sprint Corp. 6.875% 2028	4,171	5,095
Sprint Corp. 8.75% 2032	2,165	3,097
Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
T-Mobile US, Inc. 3.88%–6.50% 2025–2050[1]	1,333	1,462
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	3,998
Univision Communications Inc. 5.125% 2023[1]	3,308	3,348
Univision Communications Inc. 5.125% 2025[1]	3,195	3,019
Univision Communications Inc. 6.625% 2027[1]	3,050	2,924
Other securities		53,542
		108,525

Health care 12.90%
Bausch Health Companies Inc. 5.00%–9.25% 2026–2030[1]	6,633	6,823
Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–2028[1]	6,477	5,301
Endo International PLC 5.75%–5.88% 2022–2024[1]	3,837	3,576
Mallinckrodt PLC 10.00% 2025[1]	8,538	7,236
Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
Molina Healthcare, Inc. 4.38%–4.88% 2025–2028[1]	2,698	2,716
Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,810
Rotech Healthcare Inc., Term Loan,
(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,4,5,6]	6,046	6,106
Tenet Healthcare Corp. 4.875% 2026[1]	6,380	6,259
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	3,235	3,260
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	4,374	4,423
Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	3,320	3,434
Other securities		33,228
		101,185

Consumer discretionary 12.57%
Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
Ford Motor Credit Co. 5.125% 2025	3,485	3,502
Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
PetSmart, Inc. 7.125% 2023[1]	7,039	6,955
PetSmart, Inc. 5.875% 2025[1]	4,091	4,114
PetSmart, Inc. 8.875% 2025[1]	3,941	3,946
Scientific Games Corp. 8.25% 2026[1]	5,279	4,694
Scientific Games Corp. 5.00%–8.63% 2021–2029[1]	4,109	3,716
Staples, Inc. 7.50% 2026[1]	3,870	3,049
Other securities		62,369
		98,599

Materials 11.51%
Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
Cleveland-Cliffs Inc. 4.88%–9.88% 2024–2027[1]	5,083	4,826
First Quantum Minerals Ltd. 7.25% 2022[1]	3,229	3,168
First Quantum Minerals Ltd. 7.25% 2023[1]	3,072	2,953
First Quantum Minerals Ltd. 7.50% 2025[1]	8,243	7,906
First Quantum Minerals Ltd. 6.50%–6.88% 2024–2026[1]	3,687	3,499
FXI Holdings, Inc. 7.875% 2024[1]	3,530	3,047
FXI Holdings, Inc. 12.25% 2026[1]	3,976	3,868
LSB Industries, Inc. 9.625% 2023[1]	3,638	3,516

84	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Ryerson Inc. 11.00% 2022[1]	$3,113	$3,189
Venator Materials Corp. 5.75% 2025[1]	5,426	3,876
Other securities		42,176
		90,278

Industrials 10.51%
ADT Corp. 3.50% 2022	3,465	3,455
Associated Materials, LLC 9.00% 2024[1]	5,773	4,970
Delta Air Lines, Inc. 7.00% 2025[1]	3,195	3,301
Dun & Bradstreet Corp. 10.25% 2027[1]	3,497	3,890
United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,397
Other securities		62,393
		82,406

Energy 9.60%
CONSOL Energy Inc. 5.875% 2022	3,120	3,075
Teekay Corp. 9.25% 2022[1]	3,108	2,995
Other securities		69,241
		75,311

Financials 6.60%
Compass Diversified Holdings 8.00% 2026[1]	3,394	3,464
FS Energy and Power Fund 7.50% 2023[1]	3,999	3,420
Navient Corp. 6.50% 2022	3,533	3,482
Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
Other securities		35,618
		51,746

Information technology 6.11%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,6]	3,924	3,425
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	3,341	3,483
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,6]	6,753	6,757
Other securities		34,243
		47,908

Real estate 3.32%
Iron Mountain Inc. 5.75% 2024	3,027	3,065
Iron Mountain Inc. 4.88%–5.25% 2027–2030[1]	5,997	5,901
Other securities		17,062
		26,028

Utilities 2.87%
Other securities		22,507

Consumer staples 2.44%
Other securities		19,127

Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%
Bonds & notes of governments & government agencies outside the U.S. 0.02%
Other securities		194

Municipals 0.00%
Other securities		5

Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series	85

High-Income Bond Fund

Convertible bonds & notes 0.63%	Principal amount (000)	Value (000)
Communication services 0.20%
Gogo Inc., convertible notes, 6.00% 2022	$422	$297
Other securities		1,285
		1,582
Other 0.43%
Other securities		3,345

Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%	Shares
Other 0.50%
Other securities		3,892

Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%
Consumer discretionary 0.23%
Other securities		1,789

Total preferred securities (cost: $1,655,000)		1,789

Common stocks 1.88%
Health care 1.28%
Rotech Healthcare Inc.[3,4,7,8]	201,793	9,686
Other securities		335
		10,021

Materials 0.11%
First Quantum Minerals Ltd.	44,800	357
Other securities		504
		861
Other 0.49%
Other securities		3,912

Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%
Other 0.02%
Other securities		147

Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%
Money market investments 4.84%
Capital Group Central Cash Fund 0.18%[9]	379,651	37,969

Total short-term securities (cost: $37,962,000)		37,969
Total investment securities 100.39% (cost: $857,624,000)		787,337
Other assets less liabilities (0.39)%		(3,086)

Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86	American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $51,618,000, which represented 6.58% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Security did not produce income during the last 12 months.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$9,686	1.24%
Other securities	11/15/2016-8/31/2018	1,319	1,505	.19
Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	87

American Funds Mortgage Fund (formerly Mortgage Fund)
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.81%	Principal amount (000)	Value (000)
Mortgage-backed obligations 91.85%
Federal agency mortgage-backed obligations 87.49%
Fannie Mae Pool #AL9335 3.872% 2040[1,2]	$1,629	$1,711
Fannie Mae Pool #AL9327 3.406% 2041[1,2]	1,450	1,526
Fannie Mae Pool #AL9326 3.743% 2041[1,2]	2,055	2,163
Fannie Mae Pool #CA2804 4.50% 2048[1]	2,992	3,216
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,891	5,271
Fannie Mae Pool #CA5496 3.00% 2050[1]	9,932	10,744
Fannie Mae 2.50%–5.00% 2031–2049[1,2,3]	6,489	6,954
Freddie Mac Pool #C91883 4.00% 2036[1]	3,627	3,908
Freddie Mac Pool #RA1339 3.00% 2049[1]	3,720	3,952
Freddie Mac Pool #QA8936 3.00% 2050[1]	7,973	8,494
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	12,796	13,739
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,861
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,060
Freddie Mac 3.10%–5.00% 2034–2049[1,2,3]	5,346	5,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 2056[1,2]	1,387	1,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,362	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,099	5,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,008	3,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,256	2,547
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,352	6,935
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,762	1,910
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	1,891	1,997
Government National Mortgage Assn. 4.25% 2044[1]	1,551	1,718
Government National Mortgage Assn. 2.50% 2050[1,4]	5,000	5,251
Government National Mortgage Assn. 2.50% 2050[1,4]	3,500	3,668
Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,515	1,624
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,4]	13,221	14,153
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	41,500	42,858
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	11,500	12,019
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	41,432	43,543
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	1,406	1,480
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,585	13,237
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	5,250	5,642
Uniform Mortgage-Backed Securities 2.50%–4.00% 2050[1,4]	1,088	1,131
Other securities		5,021
		250,952

Collateralized mortgage-backed obligations (privately originated) 4.36%
Other securities		12,498

Total mortgage-backed obligations		263,450

U.S. Treasury bonds & notes 4.07%
U.S. Treasury 2.95%
U.S. Treasury 0.125% 2023	3,500	3,496
U.S. Treasury 1.25% 2050	5,155	4,950
		8,446

U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	129	192
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,5]	2,523	3,029
		3,221

Total U.S. Treasury bonds & notes		11,667

88	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Asset-backed obligations 0.89%
Other securities		$2,561

Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678

Short-term securities 47.13%
Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/2020[6]	$8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/2020[6]	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/2020[6]	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/2020[6]	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/2020[6]	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/2020[6]	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/2020[6]	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/2020[6]	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/2020[6]	8,000	8,000
		71,280

Federal agency discount notes 16.00%
Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099
		45,891

U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999

Total short-term securities (cost: $135,172,000)		135,170
Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)

Net assets 100.00%		$286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series	89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30
						$34

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$—	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	— [9]	—	— [9]
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	—	(677)
					$—	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

90	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2020	unaudited

Short-term securities 99.93%	Principal amount (000)	Value (000)
Commercial paper 68.21%
Amazon.com, Inc. 0.14% due 7/20/2020[1]	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/2020[1]	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/2020[1]	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/2020[1]	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/2020[1]	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/2020[1]	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/2020[1]	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/2020[1]	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/2020[1]	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/2020[1]	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/2020[1]	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/2020[1]	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/2020[1]	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/2020[1]	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/2020[1]	800	800
Pfizer Inc. 0.22% due 10/30/2020[1]	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/2020[1]	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/2020[1]	8,400	8,399
Société Générale 0.26% due 8/14/2020[1]	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/2020[1]	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/2020[1]	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/2020[1]	8,000	7,996
		234,750

Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/2020[1]	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/2020[1]	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/2020[1]	10,000	9,999
		61,791

Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999
		24,094

U.S. Treasury bills 6.77%
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296

Total short-term securities (cost: $343,921,000)		343,931
Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255

Net assets 100.00%		$344,186

American Funds Insurance Series	91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 93.58%	Principal amount (000)	Value (000)
Mortgage-backed obligations 57.56%
Federal agency mortgage-backed obligations 57.56%
Fannie Mae Pool #AP7553 3.00% 2042[1]	$22,474	$24,088
Fannie Mae Pool #CA5229 3.00% 2050[1]	30,248	32,616
Fannie Mae Pool #FM2179 3.00% 2050[1]	11,827	12,650
Fannie Mae 2.72%–9.12% 2022–2049[1,2]	30,723	33,566
Freddie Mac Pool #QA8801 3.00% 2050[1]	49,691	52,815
Freddie Mac 0.58%–4.22% 2022–2049[1,2]	14,804	15,958
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	36,532	39,879
Government National Mortgage Assn. 4.50% 2049[1]	14,125	15,092
Government National Mortgage Assn. 2.50% 2050[1,3]	46,800	49,147
Government National Mortgage Assn. 3.50% 2050[1,3]	15,413	16,265
Government National Mortgage Assn. 3.00%–6.50% 2038–2061[1]	16,840	18,547
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	217,355	224,470
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	121,790	125,568
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,000	62,709
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	15,966	16,297
Uniform Mortgage-Backed Security 3.00% 2050[1,3]	59,000	62,038
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	83,539	87,867
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	70,084	73,709
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	15,431	16,582
Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–2050[1,3]	15,040	15,704
Other securities		135,131
		1,130,698

Federal agency bonds & notes 19.03%
Fannie Mae 2.875% 2023	36,000	39,014
Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
Federal Home Loan Bank 3.375% 2023	16,715	18,357
Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
Freddie Mac 2.375% 2021	40,000	40,541
Private Export Funding Corp. 3.266% 2021[4]	34,000	35,291
Private Export Funding Corp. 3.55% 2024	3,190	3,535
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
Other securities		3,673
		373,838

U.S. Treasury bonds & notes 16.99%
U.S. Treasury 14.85%
U.S. Treasury 1.75% 2022	45,700	47,085
U.S. Treasury 1.625% 2026	50,000	53,731
U.S. Treasury 2.25% 2049[5]	25,700	30,896
U.S. Treasury 2.375% 2049[5]	13,000	16,048
U.S. Treasury 2.875% 2049[5]	26,000	35,164
U.S. Treasury 3.00% 2049[5]	22,500	31,055
U.S. Treasury 1.25% 2050[5]	42,800	41,098
U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545
		291,622

American Funds Insurance Series	93

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 2.14%
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	$14,970	$17,968
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[5,6]	20,649	24,160
		42,128

Total U.S. Treasury bonds & notes		333,750
Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286

Short-term securities 42.61%
Commercial paper 22.09%
Apple Inc. 0.14% due 9/2/2020[4]	45,000	44,989
CAFCO, LLC 0.16% due 7/20/2020[4]	25,000	24,999
Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/2020[4]	30,000	29,994
CRC Funding, LLC 0.23% due 9/21/2020[4]	15,000	14,991
Eli Lilly and Co. 0.15% due 7/28/2020[4]	20,000	19,992
Emerson Electric Co. 0.15% due 8/13/2020[4]	13,500	13,488
ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/2020[4]	38,225	38,217
Merck & Co. Inc. 0.25% due 8/13/2020[4]	25,000	24,997
OMERS Finance Trust 0.14% due 7/13/2020[4]	20,000	19,999
Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/2020[4]	50,000	49,966
Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/2020[4]	30,500	30,498
Other securities		38,587
		434,007

Federal agency discount notes 18.23%
Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699
		358,020

U.S. Treasury bills 2.29%
U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996

Total short-term securities (cost: $837,023,000)		837,023
Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
Other assets less liabilities (36.19)%		(710,931)

Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$(90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085
						$219

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$—	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	—	(4,798)

American Funds Insurance Series	95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$—	$(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)
					$—	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

96	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.77%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320

Total growth funds (cost: $325,521,000)		384,320

Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359

Total fixed income funds (cost: $55,586,000)		56,359

Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	20,768,279	20,768

Total short-term securities (cost: $20,768,000)		20,768
Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347

Net assets 100.00%		$475,794

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3
						$(748)

American Funds Insurance Series	97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.77%
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320
Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359
Total 92.62%					$22,576	$13,576	$1,322	$440,679

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

98	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.16%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235

Total growth funds (cost: $123,593,000)		124,235

Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340

Total fixed income funds (cost: $16,266,000)		16,340

Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	8,534,973	8,535

Total short-term securities (cost: $8,535,000)		8,535
Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881

Net assets 100.00%		$154,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	— [4]	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35
						$146

American Funds Insurance Series	99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.16%
American Funds Insurance Series – International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235
Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340
Total 90.70%					$730	$(14,093)	$367	$140,575

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

100	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 80.69%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422

Total growth-and-income funds (cost: $256,393,000)		277,422

Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204

Total fixed income funds (cost: $41,869,000)		41,204

Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	14,294,614	14,295

Total short-term securities (cost: $14,295,000)		14,295
Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910

Net assets 100.00%		$343,831

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€— [4]	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£— [4]	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$— [4]	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2
						$(771)

American Funds Insurance Series	101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 80.69%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422
Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204
Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

102	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 79.81%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103

Total growth-and-income funds (cost: $1,699,817,000)		1,774,103

Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786

Total fixed income funds (cost: $301,353,000)		318,786

Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	76,700,100	76,700

Total short-term securities (cost: $76,700,000)		76,700

Options purchased 0.91%
Options purchased*		20,156

Total options purchased (cost: $14,491,000)		20,156
Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195

Net assets 100.00%		$2,222,940

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2020 (000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835
					$20,156

American Funds Insurance Series	103

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28
						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 79.81%
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103
Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786
Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

104	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020	unaudited

Asset allocation funds 94.87%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342

Total asset allocation funds (cost: $2,371,532,000)		2,499,342

Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	88,533,146	88,533

Total short-term securities (cost: $88,533,000)		88,533
Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716

Net assets 100.00%		$2,634,591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17
						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Asset allocation funds 94.87%
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Financial statements

Statements of assets and liabilities
at June 30, 2020

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547		$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	—	28,136		—	—	—
Cash	1,219	140		1,290	51	652
Cash collateral received for securities on loan	2,692	6,779		—	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282		182	1,477	5,282
Unrealized appreciation on open forward currency contracts	—	—		—	—	10
Receivables for:
Sales of investments	—	1,722		239,774	64,948	22,688
Sales of fund’s shares	1,823	163		20,147	1,931	1,596
Dividends and interest	8,335	3,570		16,137	22,780	8,580
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	—
Variation margin on swap contracts	—	—		—	—	—
Securities lending income	17	409		—	53	11
Other	512	—	*	8	327	1,814
	6,816,276	4,447,748		30,487,634	9,002,597	3,488,155
Liabilities:
Collateral for securities on loan	26,917	67,795		—	12,030	8,979
Unrealized depreciation on open forward currency contracts	—	—		—	—	4
Payables for:
Purchases of investments	27	9,377		35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174		117,041	14,206	7,519
Investment advisory services	2,819	2,483		7,790	3,658	1,460
Insurance administrative fees	231	113		966	201	363
Services provided by related parties	1,010	599		4,420	1,085	395
Trustees’ deferred compensation	73	50		465	192	34
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	16
Variation margin on swap contracts	—	—		—	—	—
Non-U.S. taxes	2,859	139		992	8,079	6,580
Other	745	87		80	206	421
	58,840	94,817		167,297	69,630	43,700
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498		$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433		15,796,377	1,175,547	801,470
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Investment securities on loan, at value	$25,635	$69,706		$—	$11,451	$8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976		15,395,228	7,341,731	2,656,688
Affiliated issuers	—	60,721		—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	755	282		183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)

$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871		$27,593,550		$416,011	$11,689,474		$2,137,369
—	—	—	—	—		76,331		—	—		—
2,792	887	3,520	50	701		2,526		133	6,655		537
—	—	—	—	377		5,034		—	—		—
—	75	—	232	366		—		9	—	*	64
—	—	—	—	—		—		108	2,979		742

—	4,998	50,811	—	15,078		1,174,758		6,689	1,909,331		83,348
2,684	571	5,896	239	1,529		9,474		75	34,126		3,504
10,614	4,733	40,582	4,075	3,336		77,276		1,374	58,586		14,841
—	—	—	—	—		—		47	—		5,787
—	—	—	—	12		334		1	1,252		95
—	—	—	—	69		—	*	11	296		295
—	—	—	—	13		60		—	—		—
—	183	—	18	16		140		21	80		66
8,433,449	1,931,610	34,083,000	1,303,058	996,368		28,939,483		424,479	13,702,779		2,246,648

—	—	—	—	3,773		50,338		—	—		—
—	27	—	—	4		—		165	1,252		1,979

6,195	9,766	75,860	23	27,339		2,458,118		10,537	3,321,101		160,470
7,390	3,444	39,467	1,061	3,215		19,456		84	4,381		818
2,725	948	7,130	660	174		5,749		224	3,069		737
374	77	691	53	253		2,627		56	342		30
911	321	3,660	90	109		2,547		68	1,093		258
87	23	540	11	4		269		3	116		25
—	—	—	—	—		—		—	—		1,089
—	—	—	—	66		776		—	968		90
—	—	—	—	—	*	—		7	142		126
95	1,905	186	140	120		724		41	—		137
3	30	1,127	36	10		32		6	12		88
17,780	16,541	128,661	2,074	35,067		2,540,636		11,191	3,332,476		165,847
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903		$20,193,336		$345,828	$9,435,457		$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)		6,205,511		67,460	934,846		88,148
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$—	$—	$—	$—	$3,593		$47,984		$—	$—		$—

7,070,167	1,535,745	24,591,940	1,201,052	905,907		22,097,199		351,926	11,155,136		2,078,021
—	—	—	—	—		112,973		—	—		—
—	75	—	237	366		—		9	—	*	78

American Funds Insurance Series	107

Statements of assets and liabilities
at June 30, 2020

	High- Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$787,337		$412,848	$343,931		$2,675,309	$20,768
Affiliated issuers	—		—	—		—	440,679
Cash	710		274	64		1,214	—
Cash collateral pledged for futures contracts	—		—	—		—	14,719
Cash collateral pledged for swap contracts	1,087		—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—		—	—
Receivables for:
Sales of investments	4,471		84,455	—		838,085	3,201
Sales of fund’s shares	1,729		325	544		8,786	33
Dividends and interest	13,600		526	—		5,505	2
Variation margin on futures contracts	—		15	—		227	86
Variation margin on swap contracts	—		72	—		1,651	—
Other	3		1	—		—	—
	808,937		498,516	344,539		3,530,777	479,488
Liabilities:
Payables for:
Purchases of investments	21,311		211,160	—		1,560,978	—
Repurchases of fund’s shares	2,723		387	157		2,636	1,082
Investment advisory services	319		56	90		571	38
Insurance administrative fees	30		23	21		155	277
Services provided by related parties	159		26	70		367	92
Trustees’ deferred compensation	41		3	15		52	2
Variation margin on futures contracts	—		33	—		1,390	2,203
Variation margin on swap contracts	102		3	—		249	—
Other	1		—	—	*	1	—
	24,686		211,691	353		1,566,399	3,694
Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386		$269,291	$343,495		$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)		17,534	691		252,691	75,794
Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Investment securities, at cost:
Unaffiliated issuers	$857,624		$406,890	$343,921		$2,607,218	$20,768
Affiliated issuers	—		—	—		—	381,107
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—		—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108	American Funds Insurance Series

 unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$8,535		$14,295	$96,856	$88,533
140,575		318,626	2,092,889	2,499,342
—		—	—	—
6,156		11,264	39,871	48,572
—		—	—	—
—		—	—	—

115		2,343	—	9,272
—	*	360	143	283
1		1	8	9
159		16	417	213
—		—	—	—
—		—	—	—
155,541		346,905	2,230,184	2,646,224

—		326	107	—
127		571	30	2,393
13		29	183	217
92		207	1,329	1,612
31		69	57	535
1		2	6	25
286		1,870	5,532	6,851
—		—	—	—
—		—	—	—
550		3,074	7,244	11,633
$154,991		$343,831	$2,222,940	$2,634,591

$167,076		$371,801	$2,034,478	$2,507,349
(12,085)		(27,970)	188,462	127,242
$154,991		$343,831	$2,222,940	$2,634,591

$8,535		$14,295	$91,191	$88,533
139,859		298,262	2,001,170	2,371,532
—		—	—	—

American Funds Insurance Series	109

Statements of assets and liabilities
at June 30, 2020

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48
Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37
Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23
Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52
Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09

		High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08
Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04
Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93
Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10
Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92
Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14
Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*	Amount less than one thousand.

See notes to financial statements.

110	American Funds Insurance Series

 unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14
$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11
$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04
		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50
$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56
$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22

American Funds Insurance Series	111

Statements of operations
for the six months ended June 30, 2020

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$40,163		$16,488	$123,178	$70,461	$21,534
Interest	6		3	1,279	2,634	3,317
Securities lending income	46		1,880	—	95	40
	40,215		18,371	124,457	73,190	24,891
Fees and expenses*:
Investment advisory services	16,284		14,314	44,278	21,651	11,609
Distribution services	4,928		2,830	21,161	5,104	1,819
Insurance administrative services	469		233	1,915	423	746
Transfer agent services	—	†	— †	2	1	— †
Administrative services	948		616	4,150	1,312	496
Reports to shareholders	86		55	356	120	54
Registration statement and prospectus	34		69	187	77	24
Trustees’ compensation	10		7	44	14	5
Auditing and legal	14		29	16	28	56
Custodian	356		295	242	834	410
Other	3		40	13	5	32
Total fees and expenses before waivers/reimbursements	23,132		18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—	—	—	984
Total fees and expenses after waivers	23,132		18,488	72,364	29,569	14,267
Net investment income (loss)	17,083		(117)	52,093	43,621	10,624
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774		(126,951)	946,951	(232,455)	15,408
Affiliated issuers	—		—	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	—		—	—	182	(23)
Swap contracts	—		—	—	—	—
Currency transactions	(885)		(560)	(847)	(1,833)	(1,402)
	41,889		(127,511)	946,104	(234,106)	13,983
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615		1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	—		620	—	—	—
Futures contracts	—		—	—	—	73
Forward currency contracts	—		—	—	131	6
Swap contracts	—		—	—	—	—
Currency translations	44		(242)	(45)	214	(150)
	198,659		2,273	2,294,824	(895,824)	(185,387)
Net realized gain (loss) and unrealized appreciation (depreciation)	240,548		(125,238)	3,240,928	(1,129,930)	(171,404)
Net increase (decrease) in net assets resulting from operations	$257,631		$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$102,649	$19,233	$310,513	$17,964	$13,592	$169,401	$3,127	$4,210	$376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
—	—	—	—	26	492	—	—	—
102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974

16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
— †	— †	2	— †	— †	2	— †	1	— †
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	— †	13	1	5	7
22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315

—	—	—	—	406	—	—	—	340
22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975
80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
—	—	—	—	—	13,498	—	—	—
—	—	—	—	3,729	36,972	449	85,319	(1,040)
—	25	—	18	24	—	398	(6,097)	8,589
—	—	—	—	2,323	(10,838)	(24)	6,561	(3,720)
— †	(630)	663	624	11	(137)	(203)	(88)	(992)
(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
—	—	—	—	—	(79,610)	—	—	—
—	—	—	—	424	3,710	17	5,309	929
—	110	—	12	(4)	—	42	2,917	973
—	—	—	—	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)
(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562
$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$(472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series	113

Statements of operations
for the six months ended June 30, 2020

	High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$—		$—		$—		$1,322
Interest	37,081	2,376		1,652		22,392		53
	37,369	2,376		1,652		22,392		1,375
Fees and expenses*:
Investment advisory services	2,499	607		509		4,542		331
Distribution services	839	112		351		1,952		543
Insurance administrative services	65	42		37		251		552
Transfer agent services	— †	—	†	—	†	—	†	— †
Administrative services	156	43		48		397		—
Accounting and administrative services	—	—		—		—		40
Reports to shareholders	15	2		3		68		4
Registration statement and prospectus	5	1		1		12		7
Trustees’ compensation	1	—	†	1		2		1
Auditing and legal	2	1		4		2		1
Custodian	9	13		—	†	19		7
Other	11	—	†	—	†	1		1
Total fees and expenses before waivers/reimbursements	3,602	821		954		7,246		1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	85		—		—		110
Miscellaneous fee reimbursements	—	—		—		—		—
Total waivers/reimbursements of fees and expenses	—	85		—		—		110
Total fees and expenses after waivers	3,602	736		954		7,246		1,377
Net investment income (loss)	33,767	1,640		698		15,146		(2)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528		—		125,165		—
Affiliated issuers	—	—		—		—		22,576
Futures contracts	(144)	8,464		—		87,073		(7,772)
Swap contracts	4,677	(2,463)		—		15,421		—
Currency transactions	1	—		—		—		(15)
Capital gain distributions received from affiliated issuers	—	—		—		—		9,678
	(48,080)	15,529		—		227,659		24,467
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496		3		29,510		—
Affiliated issuers	—	—		—		—		13,576
Futures contracts	(159)	780		—		8,167		(687)
Swap contracts	1,897	(3,135)		—		(31,391)		—
	(66,176)	(859)		3		6,286		12,889
Net realized gain (loss) and unrealized appreciation (depreciation)	(114,256)	14,670		3		233,945		37,356
Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310		$701		$249,091		$37,354

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

114	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$367	$1,501	$9,310	$11,742
25	43	280	412
392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
— †	— †	— †	— †
—	—	—	—
36	39	66	65
2	3	11	32
— †	2	13	9
— †	— †	3	4
1	1	2	2
7	7	7	7
1	1	2	2
543	1,158	4,820	8,762

38	85	546	665
2	—	—	—
40	85	546	665
503	1,073	4,274	8,097
(111)	471	5,316	4,057

—	—	(9,526)	—
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
—	—	—	—
39	(9)	(128)	(116)
159	4,329	49,797	11,667
(6,234)	(45,739)	79,444	6,610

—	—	15,786	—
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
—	—	—	—
(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)
$(20,262)	$(30,084)	$10,571	$(108,684)

American Funds Insurance Series	115

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$17,083	$56,332	$(117)	$13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232
Net increase (decrease) in net assets resulting from operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078
Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922
Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$13,648	$37,530	$12,839	$24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978
Net increase (decrease) in net assets resulting from operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427
Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114
Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451
End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985

(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016
(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)
(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290
(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131

10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135
$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

Global Balanced Fund		Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)

(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077
(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)
(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335

436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175
$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series	117

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	—	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736
Net increase (decrease) in net assets resulting from operations	701	4,847	249,091	155,670	37,354	77,251
Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348
Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273
End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

*	Unaudited.

See notes to financial statements.

118	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610

(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089
(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729
(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007

165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497
$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series	119

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

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High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

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Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

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Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

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Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$—	$2,083,481
Consumer discretionary	644,467	737,616	—	1,382,083
Health care	594,181	263,129	—	857,310
Financials	288,296	324,252	—	612,548
Communication services	363,088	202,838	—	565,926
Consumer staples	226,669	245,324	—	471,993
Industrials	35,710	227,160	—	262,870
Materials	100,652	30,744	—	131,396
Energy	—	87,257	—	87,257
Other	—	31,299	—	31,299
Preferred securities	—	156,272	—	156,272
Short-term securities	158,488	—	—	158,488
Total	$3,696,035	$3,104,888	$—	$6,800,923

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$597,103	$441,881	$—	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	—	627,633
Industrials	167,492	446,741	—	614,233
Financials	176,658	78,390	—	255,048
Communication services	71,494	79,754	—	151,248
Real estate	66,801	58,799	—	125,600
Consumer staples	57,052	62,582	—	119,634
Materials	30,216	46,570	—	76,786
Utilities	9,940	47,877	—	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	—	53,437	60,518
Convertible stocks	—	—	6,715	6,715
Short-term securities	224,205	—	—	224,205
Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss†	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2020
Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$—	$70,640
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(5,058)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
		Liquidation value	N/A	N/A	N/A	N/A
			Price/cash flow multiple	7.8x	7.8x	Increase
Common stocks	$10,488	Market comparables	DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
Convertible stocks	6,715		Market comparables discount	20%	20%	Decrease
		Market comparables	Enterprise value/sales multiple	11.6x	11.6x	Increase
			Transaction point multiple discount	2%	2%	Decrease
	$70,640

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$—	$7,334,201
Communication services	5,872,265	24,348	—	5,896,613
Consumer discretionary	5,200,060	193,384	—	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	—	1,538,074
Industrials	1,193,617	327,064	—	1,520,681
Materials	833,367	58,183	—	891,550
Consumer staples	459,700	229,331	—	689,031
Real estate	432,288	—	—	432,288
Energy	359,863	—	—	359,863
Utilities	119,172	—	—	119,172
Preferred securities	—	25,573	—	25,573
Rights & warrants	607	—	—	607
Convertible bonds & notes	—	—	39,060	39,060
Short-term securities	1,205,195	—	—	1,205,195
Total	$28,292,732	$1,831,373	$85,991	$30,210,096

American Funds Insurance Series	125

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$—	$1,438,896
Financials	67,130	1,366,075	—	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	—	944,026
Communication services	54,694	503,497	—	558,191
Consumer staples	15,660	472,775	—	488,435
Energy	67,608	307,448	—	375,056
Information technology	56,751	316,995	—	373,746
Utilities	—	344,595	—	344,595
Materials	147,539	191,287	—	338,826
Real estate	—	147,365	—	147,365
Preferred securities	34,408	55,587	—	89,995
Rights & warrants	—	24,374	—	24,374
Convertible bonds & notes	—	2,624	—	2,624
Bonds, notes & other debt instruments	—	41,200	—	41,200
Short-term securities	886,255	—	—	886,255
Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$419,393	$204,252	$—	$623,645
Consumer discretionary	118,253	354,352	—	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	—	398,571
Communication services	225,302	116,104	—	341,406
Consumer staples	34,107	181,765	—	215,872
Materials	76,585	115,978	—	192,563
Industrials	45,539	140,144	—	185,683
Energy	42,194	90,442	—	132,636
Utilities	10,719	56,172	—	66,891
Real estate	15,884	45,772	—	61,656
Preferred securities	20,703	14,844	—	35,547
Rights & warrants	—	7,781	—	7,781
Convertible bonds & notes	—	133	—	133
Bonds, notes & other debt instruments	—	116,248	—	116,248
Short-term securities	161,254	—	—	161,254
Total	$1,453,447	$1,993,176	$1	$3,446,624

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on open forward currency contracts	—	10	—	10
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Total	$73	$6	$—	$79

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

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Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$207,857	$131,533	$—	$339,390
Financials	113,922	158,377	—	272,299
Health care	163,530	72,117	—	235,647
Consumer discretionary	78,955	95,199	—	174,154
Industrials	85,232	83,835	—	169,067
Communication services	112,102	25,435	—	137,537
Utilities	23,936	112,019	—	135,955
Energy	33,030	67,663	—	100,693
Consumer staples	14,691	62,699	—	77,390
Materials	28,030	36,266	—	64,296
Real estate	41,065	14,801	—	55,866
Bonds, notes & other debt instruments	—	34,634	—	34,634
Short-term securities	123,235	—	—	123,235
Total	$1,025,585	$894,578	$—	$1,920,163

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$—	$6,055,742
Health care	4,920,099	775,119	—	5,695,218
Communication services	4,790,029	146,412	—	4,936,441
Industrials	2,836,211	268,279	—	3,104,490
Financials	2,735,821	213,373	—	2,949,194
Consumer discretionary	2,181,687	18,743	—	2,200,430
Consumer staples	1,240,176	792,194	—	2,032,370
Materials	1,325,013	76,868	—	1,401,881
Energy	1,248,892	19,986	—	1,268,878
Utilities	818,534	157,999	—	976,533
Real estate	924,011	—	—	924,011
Convertible stocks	311,982	—	—	311,982
Bonds, notes & other debt instruments	—	39,975	—	39,975
Short-term securities	2,085,046	—	—	2,085,046
Total	$31,197,859	$2,784,332	$—	$33,982,191

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International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$17,539	$219,971	$—	$237,510
Industrials	9,022	182,116	—	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	—	144,942	—	144,942
Utilities	—	119,116	—	119,116
Communication services	23,509	62,963	—	86,472
Information technology	—	52,437	—	52,437
Consumer staples	—	50,640	—	50,640
Materials	4,374	45,498	—	49,872
Real estate	—	36,374	—	36,374
Energy	10,704	11,500	—	22,204
Preferred securities	6,478	—	—	6,478
Rights & warrants	—	8,024	—	8,024
Bonds, notes & other debt instruments	—	8,561	—	8,561
Short-term securities	121,340	—	—	121,340
Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$72,348	$38,351	$—	$110,699
Consumer staples	47,839	46,955	—	94,794
Utilities	33,782	52,906	—	86,688
Financials	44,159	42,373	—	86,532
Information technology	65,463	12,240	—	77,703
Real estate	40,897	18,227	—	59,124
Energy	35,849	6,411	—	42,260
Communication services	22,882	18,034	—	40,916
Industrials	19,481	16,466	—	35,947
Materials	13,100	14,892	—	27,992
Consumer discretionary	4,561	5,725	—	10,286
Preferred securities	—	808	—	808
Rights & warrants	—	—	—	—
Convertible stocks	13,095	—	—	13,095
Convertible bonds & notes	—	544	—	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,162	—	86,162
Mortgage-backed obligations	—	69,412	—	69,412
Corporate bonds & notes	—	67,077	—	67,077
Other bonds & notes	—	11,366	—	11,366
Short-term securities	53,466	—	—	53,466
Total	$466,922	$507,949	$—	$974,871

128	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$163	$—	$—	$163
Unrealized appreciation on interest rate swaps	—	81	—	81
Unrealized appreciation on credit default swaps	—	227	—	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(29)	—	(29)
Total	$93	$275	$—	$368

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Information technology	$3,808,430	$25,661		$—	$3,834,091
Health care	2,916,023	105,456		8,839	3,030,318
Financials	2,277,466	160,163		—	2,437,629
Consumer discretionary	1,308,114	80,984		—	1,389,098
Consumer staples	857,812	416,065		—	1,273,877
Industrials	1,062,976	34,868		—	1,097,844
Communication services	981,722	—		—	981,722
Materials	685,380	70,337		—	755,717
Utilities	182,767	206,764		—	389,531
Energy	317,713	18,712		706	337,131
Real estate	211,176	—		—	211,176
Rights & warrants	—	—		133	133
Convertible stocks	127,927	38,630		566	167,123
Convertible bonds & notes	—	71		—	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	3,505,729		6,821	3,512,550
U.S. Treasury bonds & notes	—	2,725,104		—	2,725,104
Mortgage-backed obligations	—	2,256,578		—	2,256,578
Federal agency bonds & notes	—	14,005		—	14,005
Other	—	217,692		—	217,692
Short-term securities	3,038,491	—		—	3,038,491
Total	$17,775,997	$9,876,819		$17,065	$27,669,881

	Other investments*
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,474	$—		$—	$1,474
Unrealized appreciation on credit default swaps	—	—	†	—	—	†
Liabilities:
Unrealized depreciation on futures contracts	(726)	—		—	(726)
Total	$748	$—		$—	$748

*	Futures contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series	129

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,242	$28,347	$—	$55,589
Health care	23,356	22,655	—	46,011
Consumer staples	20,814	13,510	—	34,324
Financials	17,960	12,413	—	30,373
Industrials	9,838	14,221	—	24,059
Consumer discretionary	9,934	8,236	—	18,170
Real estate	11,269	718	—	11,987
Materials	1,406	9,235	—	10,641
Communication services	5,782	3,491	—	9,273
Other	2,159	759	—	2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	58,689	—	58,689
Bonds & notes of governments & government agencies outside the U.S.	—	58,450	—	58,450
Corporate bonds & notes	—	25,043	—	25,043
Mortgage-backed obligations	—	6,785	—	6,785
Other bonds & notes	—	287	—	287
Short-term securities	23,412	—	—	23,412
Total	$153,172	$262,839	$—	$416,011

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6	$—	$—	$6
Unrealized appreciation on open forward currency contracts	—	108	—	108
Unrealized appreciation on interest rate swaps	—	41	—	41
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—	(5)
Unrealized depreciation on open forward currency contracts	—	(165)	—	(165)
Unrealized depreciation on interest rate swaps	—	(139)	—	(139)
Total	$1	$(155)	$—	$(154)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2		Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,966,400		$—		$3,966,400
Mortgage-backed obligations	—	2,955,043		—		2,955,043
U.S. Treasury bonds & notes	—	2,381,814		—		2,381,814
Bonds & notes of governments & government agencies outside the U.S.	—	344,488		—		344,488
Asset-backed obligations	—	234,532		—		234,532
Municipals	—	233,190		—		233,190
Federal agency bonds & notes	—	12,984		—		12,984
Common stocks	—	—		55		55
Rights & warrants	—	—	*	—	*	—	*
Short-term securities	1,560,968	—		—		1,560,968
Total	$1,560,968	$10,128,451		$55		$11,689,474

130	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,061	$—	$—	$8,061
Unrealized appreciation on open forward currency contracts	—	2,979	—	2,979
Unrealized appreciation on interest rate swaps	—	1,663	—	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	—	—	(6,831)
Unrealized depreciation on open forward currency contracts	—	(1,252)	—	(1,252)
Unrealized depreciation on interest rate swaps	—	(32,402)	—	(32,402)
Total	$1,230	$(29,012)	$—	$(27,782)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$385,464	$—	$385,464
Japanese yen	—	194,992	—	194,992
Chinese yuan renminbi	—	97,306	—	97,306
British pounds	—	63,277	—	63,277
Canadian dollars	—	39,508	—	39,508
Danish kroner	—	39,235	—	39,235
Mexican pesos	—	31,632	—	31,632
Malaysian ringgits	—	30,925	—	30,925
Israeli shekels	—	24,079	—	24,079
Russian rubles	—	23,744	—	23,744
South Korean won	—	19,100	—	19,100
Brazilian reais	—	16,861	—	16,861
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	983,983	43	984,026
Other	—	55,091	—	55,091
Convertible bonds & notes	—	6	—	6
Convertible stocks	—	—	96	96
Common stocks	105	—	114	219
Rights & warrants	—	—	14	14
Short-term securities	130,577	—	—	130,577
Total	$130,682	$2,006,420	$267	$2,137,369

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$560	$—	$—	$560
Unrealized appreciation on open forward currency contracts	—	742	—	742
Unrealized appreciation on interest rate swaps	—	555	—	555
Unrealized appreciation on credit default swaps	—	519	—	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	—	—	(436)
Unrealized depreciation on open forward currency contracts	—	(1,979)	—	(1,979)
Unrealized depreciation on interest rate swaps	—	(502)	—	(502)
Total	$124	$(665)	$—	$(541)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	131

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$715,908	$7,712	$723,620
Bonds & notes of governments & government agencies outside the U.S.	—	194	—	194
Municipals	—	5	—	5
Convertible bonds & notes	—	4,927	—	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	—	1,789	—	1,789
Common stocks	2,872	—	11,922	14,794
Rights & warrants	—	3	144	147
Short-term securities	37,969	—	—	37,969
Total	$43,764	$723,246	$20,327	$787,337

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$319	$—	$319

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2020
Investment securities	$19,675	$2,956	$1,962	$(567)	$(207)	$(121)	$(3,371)	$20,327
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments			$ per acre	$2.7K	$2.7K	Increase
		Market Comparables	$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
			Risk discount	0.0%	0.0%	Decrease
	$7,712	Recent market information	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	549	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
		Estimated recovery value	N/A	N/A	N/A	N/A
			Enterprise value/EBITDA multiple	7.1x -7.3x	7.2x	Increase
		Market comparables	DLOM	21%	21%	Decrease
Common stocks	11,922		Risk discount	0.0%	0.0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
Rights & warrants		Black-Scholes	Implied volatility	30%	30%	Increase
	144		Underlying share price	N/A	N/A	Na
		Recent market information	N/A	N/A	N/A	N/A
$20,327

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series	133

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$263,450	$—	$263,450
U.S. Treasury bonds & notes	—	11,667	—	11,667
Asset-backed obligations	—	2,561	—	2,561
Short-term securities	—	135,170	—	135,170
Total	$—	$412,848	$—	$412,848

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$108
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on interest rate swaps	—	(5,967)	—	(5,967)
Total	$34	$(5,967)	$—	$(5,933)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,130,698	$—	$1,130,698
Federal agency bonds & notes	—	373,838	—	373,838
U.S. Treasury bonds & notes	—	333,750	—	333,750
Short-term securities	—	837,023	—	837,023
Total	$—	$2,675,309	$—	$2,675,309

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,176	$—	$—	$2,176
Unrealized appreciation on interest rate swaps	—	19,148	—	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	—	—	(1,957)
Unrealized depreciation on interest rate swaps	—	(70,841)	—	(70,841)
Total	$219	$(51,693)	$—	$(51,474)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

134	American Funds Insurance Series

Managed Risk Growth-Income Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series	135

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

136	American Funds Insurance Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series	137

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

138	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	139

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Values of securities on loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$25,635	$26,917	$—		$24,225
Global Small Capitalization Fund	69,706	67,795	6,705		61,016
International Fund	11,451	12,030	—	*	10,827
New World Fund	8,556	8,979	—		8,081
Capital Income Builder	3,593	3,773	—		3,396
Asset Allocation Fund	47,984	50,338	—		45,305

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

140	American Funds Insurance Series

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	141

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts		Forward currency contracts		Interest rate swaps		Credit default swaps
International Fund	Not applicable	Not applicable		$66,613	*	Not applicable		Not applicable
New World Fund	Not applicable	$1,500		8,630		Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,019		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable		1,782	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	89,483		744		$180,215		$3,498
Asset Allocation Fund	Not applicable	1,944,475		Not applicable		354,805	*	101,240
Global Balanced Fund	Not applicable	7,592		26,310		8,915		Not applicable
Bond Fund	Not applicable	4,105,464		603,989		900,759		178,200	*
Capital World Bond Fund	Not applicable	267,583		746,695		179,345		123,637
High-Income Bond Fund	Not applicable	65,117	*	Not applicable		Not applicable		52,956
American Funds Mortgage Fund	Not applicable	138,142		Not applicable		567,228		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820		Not applicable		8,224,363		Not applicable
Managed Risk Growth Fund	Not applicable	116,162		Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	532,070		Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332		Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546		Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511		Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142	American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$182	Net unrealized appreciation on forward currency contracts	$131

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$73	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10	Unrealized depreciation on open forward currency contracts	4
			$83		$4

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized appreciation on futures contracts	$73
Forward currency	Currency	Net realized loss on forward currency contracts	(23)	Net unrealized appreciation on forward currency contracts	6
			$(23)		$79

Global Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$27

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$25	Net unrealized appreciation on forward currency contracts	$110

See end of tables for footnotes.

American Funds Insurance Series	143

International Growth and Income Fund

		Net realized gain			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$18		Net unrealized appreciation on forward currency contracts	$12

Capital Income Builder

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$163		Unrealized depreciation[1]	$70
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—		Unrealized depreciation on open forward currency contracts	4
Swap	Interest	Unrealized appreciation[1]	81		Unrealized depreciation[1]	29
Swap	Credit	Unrealized appreciation[1]	227		Unrealized depreciation[1]	—
			$471			$103

		Net realized gain			Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,729		Net unrealized appreciation on futures contracts	$424
Forward currency	Currency	Net realized gain on forward currency contracts	24		Net unrealized depreciation on forward currency contracts	(4)
Swap	Interest	Net realized gain on swap contracts	2,303		Net unrealized depreciation on swap contracts	(777)
Swap	Credit	Net realized gain on swap contracts	20		Net unrealized appreciation on swap contracts	227
			$6,076			$(130)

Asset Allocation Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,474		Unrealized depreciation[1]	$726
Swap	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	—
			$1,474			$726

		Net realized gain (loss)			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$36,972		Net unrealized appreciation on futures contracts	$3,710
Swap	Interest	Net realized loss on swap contracts	(13,562)		Net unrealized appreciation on swap contracts	3,812
Swap	Credit	Net realized gain on swap contracts	2,724		Net unrealized appreciation on swap contracts	— [2]
			$26,134			$7,522

144	American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$6	Unrealized depreciation[1]	$5
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	108	Unrealized depreciation on open forward currency contracts	165
Forward currency	Currency	Receivables for closed forward currency contracts	47	Payables for closed forward currency contracts	—
Swap	Interest	Unrealized appreciation[1]	41	Unrealized depreciation[1]	139
			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$449	Net unrealized appreciation on futures contracts	$17
Forward currency	Currency	Net realized gain on forward currency contracts	398	Net unrealized appreciation on forward currency contracts	42
Swap	Interest	Net realized loss on swap contracts	(24)	Net unrealized depreciation on swap contracts	(96)
			$823		$(37)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,061	Unrealized depreciation[1]	$6,831
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,979	Unrealized depreciation on open forward currency contracts	1,252
Swap	Interest	Unrealized appreciation[1]	1,663	Unrealized depreciation[1]	32,402
			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,319	Net unrealized appreciation on futures contracts	$5,309
Forward currency	Currency	Net realized loss on forward currency contracts	(6,097)	Net unrealized appreciation on forward currency contracts	2,917
Swap	Interest	Net realized loss on swap contracts	(18,656)	Net unrealized depreciation on swap contracts	(24,633)
Swap	Credit	Net realized gain on swap contracts	25,217	Net unrealized appreciation on swap contracts	—
			$85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series	145

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$560	Unrealized depreciation[1]	$436
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	742	Unrealized depreciation on open forward currency contracts	1,979
Forward currency	Currency	Receivables for closed forward currency contracts	5,787	Payables for closed forward currency contracts	1,089
Swap	Interest	Unrealized appreciation[1]	555	Unrealized depreciation[1]	502
Swap	Credit	Unrealized appreciation[1]	519	Unrealized depreciation[1]	—
			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,040)	Net unrealized appreciation on futures contracts	$929
Forward currency	Currency	Net realized gain on forward currency contracts	8,589	Net unrealized appreciation on forward currency contracts	973
Swap	Interest	Net realized loss on swap contracts	(2,885)	Net unrealized appreciation on swap contracts	592
Swap	Credit	Net realized loss on swap contracts	(835)	Net unrealized depreciation on swap contracts	(212)
			$3,829		$2,282

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap	Credit	Unrealized appreciation[1]	$319	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(144)	Net unrealized depreciation on futures contracts	$(159)
Swap	Interest	Net realized gain on swap contracts	1	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized gain on swap contracts	4,676	Net unrealized appreciation on swap contracts	1,897
			$4,533		$1,738

146	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$108	Unrealized depreciation[1]	$74
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5,967
			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,464	Net unrealized appreciation on futures contracts	$780
Swap	Interest	Net realized loss on swap contracts	(2,463)	Net unrealized depreciation on swap contracts	(3,135)
			$6,001		$(2,355)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,176	Unrealized depreciation[1]	$1,957
Swap	Interest	Unrealized appreciation[1]	19,148	Unrealized depreciation[1]	70,841
			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$87,073	Net unrealized appreciation on futures contracts	$8,167
Swap	Interest	Net realized gain on swap contracts	15,421	Net unrealized depreciation on swap contracts	(31,391)
			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series	147

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	48	Unrealized depreciation[1]	1,514
Futures	Interest	Unrealized appreciation[1]	521	Unrealized depreciation[1]	—
			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$186	Net unrealized appreciation on futures contracts	$197
Futures	Equity	Net realized loss on futures contracts	(13,472)	Net unrealized depreciation on futures contracts	(1,466)
Futures	Interest	Net realized gain on futures contracts	5,514	Net unrealized appreciation on futures contracts	582
			$(7,772)		$(687)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$335	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	195	Unrealized depreciation[1]	553
Futures	Interest	Unrealized appreciation[1]	169	Unrealized depreciation[1]	—
			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$86	Net unrealized appreciation on futures contracts	$335
Futures	Equity	Net realized loss on futures contracts	(8,257)	Net unrealized depreciation on futures contracts	(358)
Futures	Interest	Net realized gain on futures contracts	1,009	Net unrealized appreciation on futures contracts	199
			$(7,162)		$176

148	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	25	Unrealized depreciation[1]	1,189
Futures	Interest	Unrealized appreciation[1]	358	Unrealized depreciation[1]	—
			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$56	Net unrealized appreciation on futures contracts	$35
Futures	Equity	Net realized loss on futures contracts	(13,739)	Net unrealized depreciation on futures contracts	(1,164)
Futures	Interest	Net realized gain on futures contracts	3,564	Net unrealized appreciation on futures contracts	410
			$(10,119)		$(719)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities of unaffiliated issuers[3]	$20,156	Investment securities of unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	883	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	135	Unrealized depreciation[1]	1,445
Futures	Interest	Unrealized appreciation[1]	1,869	Unrealized depreciation[1]	—
			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[4]	$(9,526)	Net unrealized appreciation on options purchased contracts[5]	$15,786
Futures	Currency	Net realized gain on futures contracts	1,772	Net unrealized appreciation on futures contracts	883
Futures	Equity	Net realized gain on futures contracts	16,550	Net unrealized depreciation on futures contracts	(2,355)
Futures	Interest	Net realized gain on futures contracts	23,943	Net unrealized appreciation on futures contracts	2,244
			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series	149

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$476	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	90	Unrealized depreciation[1]	6,442
Futures	Interest	Unrealized appreciation[1]	1,825	Unrealized depreciation[1]	—
			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$1,597	Net unrealized appreciation on futures contracts	$476
Futures	Equity	Net realized loss on futures contracts	(59,487)	Net unrealized depreciation on futures contracts	(6,352)
Futures	Interest	Net realized gain on futures contracts	21,839	Net unrealized appreciation on futures contracts	2,350
			$(36,051)		$(3,526)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$10	$—	$—	$—	$10
Liabilities:
Standard Chartered Bank	$4	$—	$—	$—	$4

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Standard Chartered Bank	$27	$—	$—	$—	$27

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

See end of tables for footnote.

American Funds Insurance Series	151

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Barclays Bank PLC	6	(6)	—	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	39	(2)	—	—	37
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	75	(13)	—	—	62
Standard Chartered Bank	13	(4)	—	—	9
UBS AG	5	(5)	—	—	—
Total	$155	$(47)	$—	$—	$108
Liabilities:
Bank of America	$10	$—	$—	$—	$10
Bank of New York Mellon	5	(4)	—	—	1
Barclays Bank PLC	20	(6)	—	—	14
Citibank	44	(7)	—	—	37
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	41	(6)	—	—	35
JPMorgan Chase	13	(13)	—	—	—
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	4	(4)	—	—	—
UBS AG	12	(5)	—	—	7
Total	$165	$(47)	$—	$—	$118

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$155	$—	$(2)	$—	$153
Goldman Sachs	2,038	—	—	(2,038)	—
Morgan Stanley	786	—	—	(660)	126
Total	$2,979	$—	$(2)	$(2,698)	$279
Liabilities:
Citibank	$22	$—	$—	$—	$22
JPMorgan Chase	338	—	(338)	—	—
Standard Chartered Bank	892	—	(892)	—	—
Total	$1,252	$—	$(1,230)	$—	$22

152	American Funds Insurance Series

Capital World Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$41	$(24)	$(15)	$—	$2
Citibank	5,861	(1,170)	—	(4,561)	130
Goldman Sachs	19	—	—	(19)	—
JPMorgan Chase	228	(228)	—	—	—
Standard Chartered Bank	165	(122)	—	—	43
UBS AG	215	(211)	(4)	—	—
Total	$6,529	$(1,755)	$(19)	$(4,580)	$175
Liabilities:
Bank of America	$63	$—	$—	$—	$63
Bank of New York Mellon	24	(24)	—	—	—
Barclays Bank PLC	1	—	—	—	1
Citibank	1,170	(1,170)	—	—	—
JPMorgan Chase	1,477	(228)	(1,249)	—	—
Standard Chartered Bank	122	(122)	—	—	—
UBS AG	211	(211)	—	—	—
Total	$3,068	$(1,755)	$(1,249)	$—	$64

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	153

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
As of June 30, 2020:
Gross unrealized appreciation on investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation (depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859
Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
As of June 30, 2020:
Gross unrealized appreciation on investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation (depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025
Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154	American Funds Insurance Series

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
As of June 30, 2020:
Gross unrealized appreciation on investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation (depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030
Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
As of June 30, 2020:
Gross unrealized appreciation on investments	55,343	—	—	71,911	110,722
Gross unrealized depreciation on investments	—	(7,385)	(25,977)	(938)	—
Net unrealized appreciation (depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722
Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,668	$73,033	$78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612
Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series	155

Global Small Capitalization Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116
Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,752	$285,315	$318,067	$150,838	$964,757	$1,115,595
Class 1A	56	547	603	193	1,290	1,483
Class 2	39,943	404,657	444,600	192,058	1,500,212	1,692,270
Class 3	560	5,433	5,993	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699
Total	$76,940	$738,193	$815,133	$360,572	$2,617,630	$2,978,202

International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,268	$—	$11,268	$85,943	$130,060	$216,003
Class 1A	13	—	13	95	141	236
Class 2	7,417	—	7,417	59,246	104,778	164,024
Class 3	43	—	43	354	637	991
Class 4	522	—	522	4,496	8,870	13,366
Total	$19,263	$—	$19,263	$150,134	$244,486	$394,620

New World Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$14,407	$8,752	$23,159	$23,315	$71,500	$94,815
Class 1A	42	26	68	39	132	171
Class 2	6,569	4,233	10,802	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555
Total	$25,472	$16,030	$41,502	$36,499	$127,693	$164,192

156	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,973	$61,517	$84,490	$118,657	$410,713	$529,370
Class 1A	47	134	181	163	435	598
Class 2	11,675	34,662	46,337	60,118	238,793	298,911
Class 4	2,493	7,992	10,485	10,646	38,700	49,346
Total	$37,188	$104,305	$141,493	$189,584	$688,641	$878,225

Global Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,206	$15,679	$17,885	$12,475	$27,971	$40,446
Class 1A	7	53	60	33	66	99
Class 2	3,948	32,112	36,060	24,591	66,794	91,385
Class 4	392	3,612	4,004	2,298	5,970	8,268
Total	$6,553	$51,456	$58,009	$39,397	$100,801	$140,198

Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$144,011	$482,142	$626,153	$455,391	$1,825,184	$2,280,575
Class 1A	75	265	340	206	825	1,031
Class 2	85,637	305,445	391,082	272,097	1,260,360	1,532,457
Class 3	973	3,413	4,386	3,204	14,500	17,704
Class 4	7,703	29,072	36,775	21,474	103,934	125,408
Total	$238,399	$820,337	$1,058,736	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,681	$—	$2,681	$41,626	$—	$41,626
Class 1A	5	—	5	84	—	84
Class 2	399	—	399	8,726	—	8,726
Class 4	158	—	158	3,112	—	3,112
Total	$3,243	$—	$3,243	$53,548	$—	$53,548

Capital Income Builder

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,420	$—	$8,420	$13,476	$—	$13,476
Class 1A	78	—	78	126	—	126
Class 2	82	—	82	137	—	137
Class 4	5,699	—	5,699	10,875	—	10,875
Total	$14,279	$—	$14,279	$24,614	$—	$24,614

American Funds Insurance Series	157

Asset Allocation Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$80,116		$79,610	$159,726	$356,589	$816,841	$1,173,430
Class 1A	46		51	97	189	416	605
Class 2	20,767		22,747	43,514	94,178	253,101	347,279
Class 3	133		141	274	608	1,581	2,189
Class 4	17,719		21,221	38,940	71,682	206,152	277,834
Total	$118,781		$123,770	$242,551	$523,246	$1,278,091	$1,801,337

Global Balanced Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6		$440	$446	$1,912	$3,479	$5,391
Class 1A	—	*	8	8	28	61	89
Class 2	9		668	677	2,521	5,487	8,008
Class 4	3		322	325	954	2,492	3,446
Total	$18		$1,438	$1,456	$5,415	$11,519	$16,934

Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$62,335		$25,238	$87,573	$177,855	$—	$177,855
Class 1A	75		31	106	165	—	165
Class 2	34,283		14,478	48,761	90,796	—	90,796
Class 4	5,291		2,303	7,594	11,384	—	11,384
Total	$101,984		$42,050	$144,034	$280,200	$—	$280,200

Capital World Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,454		$4,335	$20,789	$19,173	$—	$19,173
Class 1A	9		3	12	7	—	7
Class 2	14,282		3,871	18,153	15,927	—	15,927
Class 4	742		206	948	649	—	649
Total	$31,487		$8,415	$39,902	$35,756	$—	$35,756

158	American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,904		$—	$1,904		$33,304		$—	$33,304
Class 1A	14		—	14		45		—	45
Class 2	10,081		—	10,081		41,753		—	41,753
Class 3	147		—	147		611		—	611
Class 4	758		—	758		3,353		—	3,353
Total	$12,904		$—	$12,904		$79,066		$—	$79,066

American Funds Mortgage Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$845		$263	$1,108		$5,573		$—	$5,573
Class 1A	2		1	3		12		—	12
Class 2	217		75	292		1,355		—	1,355
Class 4	147		52	199		585		—	585
Total	$1,211		$391	$1,602		$7,525		$—	$7,525

Ultra-Short Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$104		$—	$104		$604		$—	$604
Class 1A	—	*	—	—	*	—	*	—	—	*
Class 2	558		—	558		4,088		—	4,088
Class 3	8		—	8		59		—	59
Class 4	67		—	67		342		—	342
Total	$737		$—	$737		$5,093		$—	$5,093

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,611		$3,231	$9,842		$31,700		$—	$31,700
Class 1A	59		29	88		50		—	50
Class 2	22,261		11,067	33,328		26,790		—	26,790
Class 3	181		89	270		180		—	180
Class 4	4,011		1,992	6,003		2,241		—	2,241
Total	$33,123		$16,408	$49,531		$60,961		$—	$60,961

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$64	$375	$439	$61	$256	$317
Class P2	3,441	21,394	24,835	3,581	26,324	29,905
Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769
Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25	$37	$62	$13	$40	$53
Class P2	5,680	10,828	16,508	5,566	17,796	23,362
Total	$5,705	$10,865	$16,570	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29,129	$103,176	$132,305	$14,564	$14,505	$29,069
Class P2	4,182	15,199	19,381	1,352	2,019	3,371
Total	$33,311	$118,375	$151,686	$15,916	$16,524	$32,440

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741
Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2020, before waiver	2020, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	161

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$356
Class 1A	$—	$9		1
Class 2	4,467	Not applicable		536
Class 4	461	460		55
Total class-specific expenses	$4,928	$469		$948

Growth Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$1,599
Class 1A	$—	$23		3
Class 2	19,081	Not applicable		2,290
Class 3	187	Not applicable		31
Class 4	1,893	1,892		227
Total class-specific expenses	$21,161	$1,915		$4,150

Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$276
Class 1A	$—	$—	*	—	*
Class 2	2,597	Not applicable		312
Class 4	233	233		28
Total class-specific expenses	$2,830	$233		$616

International Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$697
Class 1A	$—	$8		1
Class 2	4,670	Not applicable		561
Class 3	19	Not applicable		3
Class 4	415	415		50
Total class-specific expenses	$5,104	$423		$1,312

162	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$277
Class 1A	$—	$5	1
Class 2	1,078	Not applicable	129
Class 4	741	741	89
Total class-specific expenses	$1,819	$746	$496

Global Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$86
Class 1A	$—	$2	—	*
Class 2	1,463	Not applicable	176
Class 4	160	160	19
Total class-specific expenses	$1,623	$162	$281

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$148
Class 1A	$—	$2	—	*
Class 2	241	Not applicable	29
Class 4	110	110	13
Total class-specific expenses	$351	$112	$190

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,492
Class 1A	$—	$13	2
Class 2	5,940	Not applicable	713
Class 3	27	Not applicable	4
Class 4	5,376	5,376	645
Total class-specific expenses	$11,343	$5,389	$3,856

Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$739
Class 1A	$—	$11	1
Class 2	3,401	Not applicable	408
Class 4	739	739	89
Total class-specific expenses	$4,140	$750	$1,237

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,891
Class 1A	$—	$13	2
Class 2	15,267	Not applicable	1,832
Class 3	126	Not applicable	21
Class 4	1,412	1,412	169
Total class-specific expenses	$16,805	$1,425	$4,915

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$77
Class 1A	$—	$7	1
Class 2	7	Not applicable	1
Class 4	521	521	62
Total class-specific expenses	$528	$528	$141

Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$2	—	*
Class 2	238	Not applicable	29
Class 4	112	112	13
Total class-specific expenses	$350	$114	$61

See end of tables for footnote.

American Funds Insurance Series	163

Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$951
Class 1A	$—	$9		1
Class 2	4,420	Not applicable		530
Class 4	671	671		81
Total class-specific expenses	$5,091	$680		$1,563

High-Income Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$55
Class 1A	$—	$1		—	*
Class 2	767	Not applicable		92
Class 3	8	Not applicable		1
Class 4	64	64		8
Total class-specific expenses	$839	$65		$156

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	311	Not applicable		37
Class 3	3	Not applicable		1
Class 4	37	37		5
Total class-specific expenses	$351	$37		$48

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$543	543
Total class-specific expenses	$543	$552

Managed Risk Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$424	424
Total class-specific expenses	$424	$426

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$155
Class 1A	$—	$1		—	*
Class 2	1,203	Not applicable		144
Class 4	62	62		7
Total class-specific expenses	$1,265	$63		$306

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$30
Class 1A	$—	$1		—	*
Class 2	70	Not applicable		8
Class 4	42	41		5
Total class-specific expenses	$112	$42		$43

U.S. Government/AAA-Rated Securities Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$162
Class 1A	$—	$4		—	*
Class 2	1,696	Not applicable		204
Class 3	9	Not applicable		1
Class 4	247	247		30
Total class-specific expenses	$1,952	$251		$397

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$190	190
Total class-specific expenses	$190	$191

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,388
Class P2	$344	344
Total class-specific expenses	$344	$2,732

164	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$3,321	3,321
Total class-specific expenses	$3,321	$3,325

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		(Decrease) increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$11		$(1)	$10
Global Small Capitalization Fund	7		— *	7
Growth Fund	47		(3)	44
International Fund	16		(2)	14
New World Fund	6		(1)	5
Blue Chip Income and Growth Fund	15		(1)	14
Global Growth and Income Fund	3		— *	3
Growth-Income Fund	58		(5)	53
International Growth and Income Fund	2		— *	2
Capital Income Builder	2		— *	2
Asset Allocation Fund	45		(6)	39
Global Balanced Fund	1		— *	1
Bond Fund	18		(4)	14
Capital World Bond Fund	3		(1)	2
High-Income Bond Fund	2		(1)	1
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	1		— *	1
U.S. Government/AAA-Rated Securities Fund	5		(3)	2
Managed Risk Growth Fund	1		— *	1
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	2		1	3
Managed Risk Asset Allocation Fund	3		1	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	165

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$9,302	$26,059	$5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$137,872	4,527	$78,701	2,393	$(178,482)	(5,864)	$38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512
Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$(93,420)	(3,396)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166	American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623
Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$142,503	7,125

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$317,441	3,607	$(1,495,269)	(18,874)	$23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754
Total net increase (decrease)	$1,577,455	20,419	$814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	167

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$388,665	23,703	$11,267	597	$(440,804)	(24,999)	$(40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328
Total net increase (decrease)	$620,871	37,503	$19,262	1,023	$(677,025)	(37,837)	$(36,892)	689

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$44,914	2,137	$23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366
Total net increase (decrease)	$135,264	6,208	$41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$376,445	34,283	$83,851	6,495	$(479,153)	(41,220)	$(18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734
Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$14,986	3,422

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$220,708	17,518	$17,145	1,207	$(186,270)	(14,634)	$51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598
Total net increase (decrease)	$268,876	21,342	$57,268	4,046	$(265,364)	(20,207)	$60,780	5,181

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$625,200	12,835	$(1,625,978)	(36,304)	$398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068
Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series	169

International Growth and Income Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$71,907	5,085	$2,659	168		$(27,857)	(1,832)	$46,709	3,421
Class 1A	734	52	5	—	†	(706)	(44)	33	8
Class 2	11,558	828	399	25		(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10		(6,864)	(461)	4,636	295
Total net increase (decrease)	$95,541	6,711	$3,221	203		$(81,365)	(4,958)	$17,397	1,956

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406		$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5		(75)	(4)	372	23
Class 2	14,448	831	8,726	507		(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182		(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100		$(175,914)	(10,292)	$(78,069)	(4,589)

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$155,944	16,257	$8,420	910	$(123,750)	(13,164)	$40,614	4,003
Class 1A	108	12	78	8	(242)	(25)	(56)	(5)
Class 2	914	93	82	9	(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616	(32,443)	(3,386)	1,418	55
Total net increase (decrease)	$185,128	19,187	$14,279	1,543	$(156,598)	(16,591)	$42,809	4,139

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$159,726	6,661	$(1,705,001)	(78,164)	$(206,683)	(10,789)
Class 1A	1,697	73	97	4	(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835	(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12	(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652	(141,527)	(6,432)	110,667	4,697
Total net increase (decrease)	$1,612,103	72,849	$242,551	10,164	$(2,159,982)	(98,622)	$(305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

170	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$22,993	1,858	$446	33	$(24,873)	(2,043)	$(1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61
Total net increase (decrease)	$33,762	2,715	$1,456	110	$(43,678)	(3,537)	$(8,460)	(712)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$732,040	63,595	$86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645
Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)
Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series	171

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$14,699	1,681	$1,802	191	$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1	(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088	(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15	(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75	(44,656)	(4,355)	(10,046)	(930)
Total net increase (decrease)	$58,996	6,155	$12,803	1,370	$(460,448)	(50,918)	$(388,649)	(43,393)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100		$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	—	†	(124)	(11)	77	7
Class 2	3,290	303	292	27		(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18		(8,470)	(781)	9,216	855
Total net increase (decrease)	$46,911	4,317	$1,602	145		$(70,906)	(6,508)	$(22,393)	(2,046)

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528		$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1		(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129		(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56		(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714		$(59,850)	(5,683)	$(4,217)	(387)

172	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$19,129	1,687	$104		9		$(6,205)	(547)	$13,028	1,149
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	83,973	7,609	558		51		(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8		1		(584)	(52)	516	47
Class 4	23,847	2,138	67		6		(12,394)	(1,112)	11,520	1,032
Total net increase (decrease)	$128,041	11,532	$737		67		$(69,186)	(6,243)	$59,592	5,356

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$105,013	8,023	$9,624	740	$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89	7	(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328	2,592	(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269	20	(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004	467	(78,685)	(6,017)	115,585	9,031
Total net increase (decrease)	$378,801	29,310	$49,314	3,826	$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$3,420	245	$439	32	$(852)	(62)	$3,007	215
Class P2	29,202	2,123	24,835	1,827	(32,980)	(2,378)	21,057	1,572
Total net increase (decrease)	$32,622	2,368	$25,274	1,859	$(33,832)	(2,440)	$24,064	1,787

Year ended December 31, 2019
Class P1	$2,619	201	$317	25	$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series	173

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$903	88	$31	4	$(174)	(17)	$760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304
Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$12,731	1,379

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$525	45	$62	6	$(38)	(3)	$549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420
Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$32,108	2,384	$132,305	10,410	$(89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563
Total net increase (decrease)	$44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062
Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	175

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$534,335	$922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	—	—	—	—	(4)	—
Non-U.S. taxes paid on realized gains	—	—	—	—	550	—
Non-U.S. taxes provided on unrealized gains	2,859	1,040	—	7,323	6,580	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	—	27	—	25
Dividend income from affiliated issuers	—	—	—	—	2,980	—

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$—	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	—	9,403,975
Non-U.S. taxes paid on interest income	—	175	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	92	—	—	—	—
	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/2020[3,4]	$32.57	$.11	$1.26	$1.37	$(.07)	$(.96)	$(1.03)	$32.91	4.22%[5]	$2,577		.56%[6]		.71%[6]
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
Class 1A:
6/30/2020[3,4]	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.13 [5]	7		.81	[6]	.44 [6]
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
6/30/2020[3,4]	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.10 [5]	3,771		.81	[6]	.46 [6]
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
Class 4:
6/30/2020[3,4]	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.99 [5]	402		1.06	[6]	.22 [6]
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
6/30/2020[3,4]	$26.80	$.02	$(.88)	$(.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%[5]	$1,954		.75%[6]		.15%[6]
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
Class 1A:
6/30/2020[3,4]	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)[5]	1		1.00	[6]	(.06)[6]
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]
Class 2:
6/30/2020[3,4]	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)[5]	2,197		1.00	[6]	(.11)[6]
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
Class 4:
6/30/2020[3,4]	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)[5]	201		1.25	[6]	(.35)[6]
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2020[3,4]	$81.22	$.22	$9.58	$9.80	$(.25)	$(2.18)	$(2.43)	$88.59	12.10%[5]	$11,854	.36%[6]		.54%[6]
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
Class 1A:
6/30/2020[3,4]	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.95 [5]	26	.61	[6]	.30	[6]
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
6/30/2020[3,4]	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.97 [5]	16,504	.61	[6]	.29	[6]
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
Class 3:
6/30/2020[3,4]	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.01 [5]	225	.54	[6]	.36	[6]
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
Class 4:
6/30/2020[3,4]	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.81 [5]	1,711	.86	[6]	.05	[6]
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

178	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2020[3,4]	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$—	$(.04)	$18.48	(11.20)%[5]	$4,729	.55%[6]		1.13%[6]
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
Class 1A:
6/30/2020[3,4]	20.80	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.41	(11.32)[5]	8	.80	[6]	.88	[6]
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
6/30/2020[3,4]	20.78	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.39	(11.33)[5]	3,834	.80	[6]	.87	[6]
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
Class 3:
6/30/2020[3,4]	20.92	.09	(2.45)	(2.36)	(.04)	—	(.04)	18.52	(11.30)[5]	21	.73	[6]	.94	[6]
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
Class 4:
6/30/2020[3,4]	20.54	.06	(2.41)	(2.35)	(.03)	—	(.03)	18.16	(11.46)[5]	341	1.05	[6]	.62	[6]
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/2020[3,4]	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$(.27)	$(.30)	$24.48	(4.06)%[5]	$1,892	.77%[6]		.71%[6]		.79%[6]
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.79		.92
Class 1A:
6/30/2020[3,4]	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)[5]	6	1.02	[6]	.95	[6]	.62	[6]
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
6/30/2020[3,4]	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)[5]	902	1.02	[6]	.96	[6]	.55	[6]
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		1.04		.68
Class 4:
6/30/2020[3,4]	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)[5]	644	1.27	[6]	1.21	[6]	.31	[6]
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		1.29		.39

180	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/2020[3,4]	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$(.15)	$(.21)	$12.24	(8.27)%[5]	$5,013		.43%[6]		2.06%[6]
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
Class 1A:
6/30/2020[3,4]	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)[5]	12		.68	[6]	1.84	[6]
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
6/30/2020[3,4]	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)[5]	2,750		.68	[6]	1.81	[6]
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
Class 4:
6/30/2020[3,4]	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)[5]	641		.93	[6]	1.57	[6]
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
6/30/2020[3,4]	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$(.38)	$(.43)	$13.73	(11.08)%[5]	$595		.65%[6]		1.57%[6]
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
Class 1A:
6/30/2020[3,4]	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)[5]	2		.90	[6]	1.32	[6]
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	1.20	[6]
Class 2:
6/30/2020[3,4]	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)[5]	1,185		.90	[6]	1.30	[6]
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
Class 4:
6/30/2020[3,4]	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)[5]	133		1.15	[6]	1.05	[6]
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2020[3,4]	$50.71	$.38	$(2.17)	$(1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%[5]	$20,113	.29%[6]		1.61%[6]
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59

Class 1A:
6/30/2020[3,4]	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)[5]	11	.54	[6]	1.36	[6]
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]

Class 2:
6/30/2020[3,4]	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)[5]	12,504	.54	[6]	1.36	[6]
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34

Class 3:
6/30/2020[3,4]	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)[5]	142	.47	[6]	1.43	[6]
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41

Class 4:
6/30/2020[3,4]	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)[5]	1,184	.79	[6]	1.11	[6]
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

182	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/2020[3,4]	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$—	$(.04)	$15.40	(15.08)%[5]	$1,019	.68%[6]		2.24%[6]
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
Class 1A:
6/30/2020[3,4]	18.15	.15	(2.91)	(2.76)	(.03)	—	(.03)	15.36	(15.19)[5]	2	.93	[6]	1.92	[6]
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
6/30/2020[3,4]	18.12	.15	(2.90)	(2.75)	(.03)	—	(.03)	15.34	(15.17)[5]	190	.93	[6]	1.93	[6]
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
Class 4:
6/30/2020[3,4]	18.01	.13	(2.88)	(2.75)	(.03)	—	(.03)	15.23	(15.29)[5]	90	1.18	[6]	1.73	[6]
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/2020[3,4]	$10.73	$.15	$(.83)	$(.68)	$(.16)	$—	$(.16)	$9.89	(6.23)%[5]	$531		.53%[6]		.44%[6]		2.97%[6]
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		.56		2.88
Class 1A:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	5		.78	[6]	.69	[6]	2.70	[6]
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	6		.78	[6]	.69	[6]	2.72	[6]
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[8]	.46	[11]	.46	[11]	3.12	[11]
Class 4:
6/30/2020[3,4]	10.71	.12	(.82)	(.70)	(.14)	—	(.14)	9.87	(6.49)[5]	419		1.03	[6]	.94	[6]	2.44	[6]
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		1.05		2.55

184	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2020[3,4]	$24.05	$.22	$(.57)	$(.35)	$(.11)	$(.11)	$(.22)	$23.48	(1.47)%[5]	$17,061	.30%[6]		1.89%[6]
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85
Class 1A:
6/30/2020[3,4]	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)[5]	11	.55	[6]	1.64	[6]
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
6/30/2020[3,4]	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)[5]	4,808	.55	[6]	1.63	[6]
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60
Class 3:
6/30/2020[3,4]	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)[5]	31	.48	[6]	1.70	[6]
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67
Class 4:
6/30/2020[3,4]	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)[5]	4,488	.80	[6]	1.39	[6]
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	185

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/2020[3,4]	$13.51	$.09	$(.47)	$(.38)	$— [9]	$(.05)	$(.05)	$13.08	(2.85)%[5]	$127		.71%[6]		1.49%[6]
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:
6/30/2020[3,4]	13.49	.08	(.48)	(.40)	— [9]	(.05)	(.05)	13.04	(3.00)[5]	2		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[8]	.94	[6]	1.27	[6]
Class 2:
6/30/2020[3,4]	13.48	.08	(.47)	(.39)	— [9]	(.05)	(.05)	13.04	(2.93)[5]	192		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:
6/30/2020[3,4]	13.36	.06	(.47)	(.41)	— [9]	(.05)	(.05)	12.90	(3.11)[5]	92		1.21	[6]	.98	[6]
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund

Class 1:
6/30/2020[3,4]	$11.17	$.12	$.61	$.73	$(.05)	$(.11)	$(.16)	$11.74	6.61%[5]	$6,193		.40%[6]		2.17%[6]
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:
6/30/2020[3,4]	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.51 [5]	8		.65	[6]	1.91	[6]
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
6/30/2020[3,4]	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.56 [5]	3,589		.65	[6]	1.92	[6]
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:
6/30/2020[3,4]	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.36 [5]	580		.90	[6]	1.66	[6]
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

186	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital World Bond Fund

Class 1:
6/30/2020[3,4]	$12.12	$.12	$.14	$.26	$(.03)	$(.21)	$(.24)	$12.14	2.14%[5]	$1,063		.59%[6]		.55%[6]		2.09%[6]
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		.57		2.34
Class 1A:
6/30/2020[3,4]	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.03 [5]	1		.83	[6]	.80	[6]	1.84	[6]
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[8]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
6/30/2020[3,4]	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.03 [5]	968		.84	[6]	.80	[6]	1.84	[6]
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		.82		2.09
Class 4:
6/30/2020[3,4]	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.93 [5]	49		1.09	[6]	1.05	[6]	1.59	[6]
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.07		1.86

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/2020[3,4]	$9.87	$.31	$(.77)	$(.46)	$(.16)	$—	$(.16)	$9.25	(4.74)%[5]	$115		.52%[6]		6.73%[6]
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:
6/30/2020[3,4]	9.86	.30	(.78)	(.48)	(.15)	—	(.15)	9.23	(4.86)[5]	1		.77	[6]	6.39	[6]
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[8]	.72	[6]	5.74	[6]
Class 2:
6/30/2020[3,4]	9.70	.29	(.76)	(.47)	(.15)	—	(.15)	9.08	(4.85)[5]	609		.77	[6]	6.39	[6]
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:
6/30/2020[3,4]	9.92	.30	(.78)	(.48)	(.15)	—	(.15)	9.29	(4.83)[5]	9		.70	[6]	6.46	[6]
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:
6/30/2020[3,4]	10.56	.30	(.81)	(.51)	(.15)	—	(.15)	9.90	(4.89)[5]	50		1.02	[6]	6.12	[6]
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

American Funds Mortgage Fund

Class 1:
6/30/2020[3,4]	$10.56	$.07	$.54	$.61		$(.04)	$(.02)	$(.06)	$11.11	5.81%[5]		$192		.46%[6]		.40%[6]		1.25%[6]
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.45		.89
Class 1A:
6/30/2020[3,4]	10.55	.05	.54	.59		(.04)	(.02)	(.06)	11.08	5.59	[5]	1		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14	— [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
6/30/2020[3,4]	10.54	.05	.55	.60		(.04)	(.02)	(.06)	11.08	5.68	[5]	56		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.70		.65
Class 4:
6/30/2020[3,4]	10.44	.04	.54	.58		(.04)	(.02)	(.06)	10.96	5.53	[5]	38		.96	[6]	.89	[6]	.70	[6]
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[9]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.97		.37

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2020[3,4]	$11.30	$.04	$.01		$.05	$(.03)	$—	$(.03)	$11.32	.43%[5]	$42		.36%[6]		.64%[6]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
6/30/2020[3,4]	11.30	.04	.01		.05	(.03)	—	(.03)	11.32	.41 [5,11]	—	[8]	.33	[6,11]	.76 [6,11]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92 [11]	—	[8]	.37	[11]	1.90 [11]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58 [11]	—	[8]	.35	[11]	1.60 [11]
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [5,11]	—	[8]	.34	[6,11]	.69 [6,11]
Class 2:
6/30/2020[3,4]	11.01	.02	.01		.03	(.02)	—	(.02)	11.02	.31 [5]	265		.61	[6]	.44 [6]
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
6/30/2020[3,4]	11.13	.03	.01		.04	(.03)	—	(.03)	11.14	.31 [5]	4		.54	[6]	.53 [6]
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
6/30/2020[3,4]	11.13	.01	—	[9]	.01	(.02)	—	(.02)	11.12	.11 [5]	33		.86	[6]	.14 [6]
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2020[3,4]	$12.34	$.09	$.99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%[5]		$375		.38%[6]		1.40%[6]
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
6/30/2020[3,4]	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.64	[5]	3		.64	[6]	.96	[6]
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[8]	.58	[6]	1.53	[6]
Class 2:
6/30/2020[3,4]	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.70	[5]	1,328		.63	[6]	1.01	[6]
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
6/30/2020[3,4]	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.77	[5]	11		.57	[6]	1.05	[6]
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
6/30/2020[3,4]	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.53	[5]	247		.89	[6]	.69	[6]
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments[14]		to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth Fund

Class P1:
6/30/2020[3,4]	$13.78	$.02		$1.14	$1.16	$(.12)	$(.68)	$(.80)	$14.14	8.57%[5]	$9		.42%[6]		.37%[6]		.73%[6]		.30%[6]
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[11]	3		.42	[11]	.37	[11]	.71	[11]	.82	[11]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09		.03	.12	—	—	—	11.49	1.06 [11]	—	[8]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
Class P2:
6/30/2020[3,4]	13.71	—	[9]	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.42 [5]	467		.68	[6]	.63	[6]	.99	[6]	(.01)[6]
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
6/30/2020[3,4]	$11.01	$.01		$(1.37)	$(1.36)	$(.16)	$(.08)	$(.24)	$9.41	(12.33)%[5,11]	$1		.44%[6,11]		.39%[6,11]		.90%[6,11]		.21%[6,11]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [11]	1		.41	[11]	.33	[11]	.84	[11]	1.64	[11]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[11]	—	[8]	.33	[11]	.28	[11]	.77	[11]	3.02	[11]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	—	[8]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[8]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[11]	—	[8]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
Class P2:
6/30/2020[3,4]	10.92	(.01)		(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)[5]	154		.71	[6]	.66	[6]	1.17	[6]	(.15)[6]
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2020[3,4]	$12.01	$.03		$(1.04)	$(1.01)	$(.22)	$(.34)	$(.56)	$10.44	(8.30)%[5,11]	$1		.40%[6,11]		.35%[6,11]		.76%[6,11]		.63%[6,11]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [11]	1		.38	[11]	.33	[11]	.74	[11]	2.14	[11]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[11]	—	[8]	.33	[11]	.28	[11]	.67	[11]	3.21	[11]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	—	[8]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[8]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[8]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
Class P2:
6/30/2020[3,4]	11.91	.02		(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)[5]	343		.68	[6]	.63	[6]	1.04	[6]	.28	[6]
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[14]		to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth-Income Fund

Class P1:
6/30/2020[3,4]	$13.76	$.03	$.05	$.08	$(.21)	$(.74)	$(.95)	$12.89	.66%[5]	$1,938	.41%[6]		.36%[6]		.67%[6]		.52%[6]
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2	.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1	.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1	.56	[11]	.31	[11]	.59	[11]	2.17	[11]
Class P2:
6/30/2020[3,4]	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.62 [5]	285	.66	[6]	.61	[6]	.92	[6]	.28	[6]
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122	.89		.66		.94		1.04

Managed Risk Asset Allocation Fund

Class P1:
6/30/2020[3,4]	$13.81	$.06	$(.58)	$(.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%[5]	$4	.41%[6]		.36%[6]		.66%[6]		.93%[6]
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06
Class P2:
6/30/2020[3,4]	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)[5]	2,631	.66	[6]	.61	[6]	.91	[6]	.30	[6]
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Capital Income Builder	84%	44%	42%	59%	41%	38%
Asset Allocation Fund	31	47	34	39	43	28
Global Balanced Fund	28	60	30	28	43	36
Bond Fund	47	146	98	153	108	141
Capital World Bond Fund	59	110	78	74	70	88
American Funds Mortgage Fund	85	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65	103	76	120	273	352

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Global Growth Fund	9	14%	25%	31%	27%	29%
Global Small Capitalization Fund	24	50	43	33	40	36
Growth Fund	12	21	35	24	26	20
International Fund	21	32	29	29	31	37
New World Fund	60	38	58	56	32	39
Blue Chip Income and Growth Fund	29	37	49	34	30	26
Global Growth and Income Fund	24	29	49	41	57	37
Growth-Income Fund	20	27	39	27	27	25
International Growth and Income Fund	31	28	38	51	32	35
Capital Income Builder Fund	118	72	98	88	53	128
Asset Allocation Fund	63	79	86	85	83	76
Global Balanced Fund	35	74	51	41	65	76
Bond Fund	205	373	514	502	375	434
Capital World Bond Fund	84	159	125	105	154	159
High-Income Bond Fund	41	58	67	78	89	66
American Funds Mortgage Fund	466	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403	277	446	551	539	901
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [12,18]	N/A
Managed Risk Growth Fund	63	10	7	25	15	16
Managed Risk International Fund	56	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79	13	11	32	9	20
Managed Risk Growth-Income Fund	26	6	14	26	14	11
Managed Risk Asset Allocation Fund	26	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[14]	This column does not include expenses of the underlying funds in which each fund invests.
[15]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	195

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,042.23	$2.84	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 1A – actual return	1,000.00	1,041.28	4.11	.81
Class 1A – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 2 – actual return	1,000.00	1,040.99	4.11	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	1,039.93	5.38	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$968.16	$3.67	.75%
Class 1 – assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 1A – actual return	1,000.00	967.03	4.89	1.00
Class 1A – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 2 – actual return	1,000.00	967.18	4.89	1.00
Class 2 – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 4 – actual return	1,000.00	965.40	6.11	1.25
Class 4 – assumed 5% return	1,000.00	1,018.65	6.27	1.25
Growth Fund
Class 1 – actual return	$1,000.00	$1,120.97	$1.90	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,119.49	3.21	.61
Class 1A – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 – actual return	1,000.00	1,119.67	3.21	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,120.05	2.85	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,118.15	4.53	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
International Fund
Class 1 – actual return	$1,000.00	$887.96	$2.58	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	886.81	3.75	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	886.66	3.75	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 3 – actual return	1,000.00	887.02	3.42	.73
Class 3 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 4 – actual return	1,000.00	885.43	4.92	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
New World Fund
Class 1 – actual return	$1,000.00	$959.42	$3.46	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	958.20	4.63	.95
Class 1A – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 2 – actual return	1,000.00	958.22	4.67	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	956.88	5.89	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21

196	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$917.33	$2.05	.43%
Class 1 – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 1A – actual return	1,000.00	916.02	3.24	.68
Class 1A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	915.91	3.24	.68
Class 2 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 4 – actual return	1,000.00	915.12	4.43	.93
Class 4 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$889.23	$3.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 1A – actual return	1,000.00	887.99	4.22	.90
Class 1A – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 2 – actual return	1,000.00	887.98	4.22	.90
Class 2 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 4 – actual return	1,000.00	887.05	5.40	1.15
Class 4 – assumed 5% return	1,000.00	1,019.14	5.77	1.15
Growth-Income Fund
Class 1 – actual return	$1,000.00	$963.83	$1.42	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 1A – actual return	1,000.00	962.74	2.64	.54
Class 1A – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	962.74	2.64	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	962.98	2.29	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	961.40	3.85	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$849.25	$3.13	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 1A – actual return	1,000.00	848.07	4.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 2 – actual return	1,000.00	848.30	4.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	847.09	5.42	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$937.71	$2.12	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 1A – actual return	1,000.00	936.40	3.32	.69
Class 1A – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 2 – actual return	1,000.00	936.41	3.32	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	935.07	4.52	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94

See end of tables for footnotes.

American Funds Insurance Series	197

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$985.29	$1.48	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 1A – actual return	1,000.00	984.46	2.71	.55
Class 1A – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 2 – actual return	1,000.00	984.31	2.71	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	984.60	2.37	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	983.04	3.94	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$971.52	$3.48	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	969.99	4.70	.96
Class 1A – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 2 – actual return	1,000.00	970.71	4.70	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	968.94	5.92	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21
Bond Fund
Class 1 – actual return	$1,000.00	$1,066.05	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,065.05	3.34	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,065.58	3.34	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,063.57	4.62	.90
Class 4 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,021.40	$2.76	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	1,020.30	4.02	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	1,020.29	4.02	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 4 – actual return	1,000.00	1,019.27	5.27	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$952.57	$2.52	.52%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.61	.52
Class 1A – actual return	1,000.00	951.37	3.74	.77
Class 1A – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 2 – actual return	1,000.00	951.48	3.74	.77
Class 2 – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 3 – actual return	1,000.00	951.66	3.40	.70
Class 3 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 4 – actual return	1,000.00	951.12	4.95	1.02
Class 4 – assumed 5% return	1,000.00	1,019.79	5.12	1.02

198	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,058.13	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,055.92	3.32	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,056.83	3.32	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,055.32	4.55	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,004.25	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,004.11	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 2 – actual return	1,000.00	1,003.06	3.04	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,003.15	2.69	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,001.08	4.28	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,088.03	$1.97	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 1A – actual return	1,000.00	1,086.41	3.32	.64
Class 1A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 2 – actual return	1,000.00	1,087.01	3.27	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 3 – actual return	1,000.00	1,087.72	2.96	.57
Class 3 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 4 – actual return	1,000.00	1,085.32	4.61	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

See end of tables for footnotes.

American Funds Insurance Series	199

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,085.74	$1.92	.37%	$3.79	.73%
Class P1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class P2 – actual return	1,000.00	1,084.18	3.26	.63	5.13	.99
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.97	.99
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$876.65	$1.82	.39%	$4.20	.90%
Class P1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.52	.90
Class P2 – actual return	1,000.00	875.51	3.08	.66	5.46	1.17
Class P2 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.87	1.17
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$917.01	$1.67	.35%	$3.62	.76%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.82	.76
Class P2 – actual return	1,000.00	915.15	3.00	.63	4.95	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,006.57	$1.80	.36%	$3.34	.67%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class P2 – actual return	1,000.00	1,006.22	3.04	.61	4.59	.92
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$962.89	$1.76	.36%	$3.22	.66%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class P2 – actual return	1,000.00	962.00	2.98	.61	4.44	.91
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.57	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series	201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

202	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (includingeach fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results

American Funds Insurance Series	203

and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

204	American Funds Insurance Series

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American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

208	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series	209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/19/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/19/2020

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/19/2020